UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04236
JPMorgan Trust II
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2024

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Income Fund

Class A Shares/Ticker: OIEIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class A Shares)	$49	0.95%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$44,076,697
Total number of portfolio holdings	88
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OIEIX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Income Fund

Class C Shares/Ticker: OINCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class C Shares)	$75	1.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$44,076,697
Total number of portfolio holdings	88
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OINCX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Income Fund

Class I Shares/Ticker: HLIEX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class I Shares)	$36	0.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$44,076,697
Total number of portfolio holdings	88
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
HLIEX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Income Fund

Class R2 Shares/Ticker: OIEFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class R2 Shares)	$63	1.20%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$44,076,697
Total number of portfolio holdings	88
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OIEFX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Income Fund

Class R3 Shares/Ticker: OIEPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class R3 Shares)	$49	0.95%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$44,076,697
Total number of portfolio holdings	88
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OIEPX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Income Fund

Class R4 Shares/Ticker: OIEQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class R4 Shares)	$36	0.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$44,076,697
Total number of portfolio holdings	88
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OIEQX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Income Fund

Class R5 Shares/Ticker: OIERX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class R5 Shares)	$28	0.54%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$44,076,697
Total number of portfolio holdings	88
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OIERX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Income Fund

Class R6 Shares/Ticker: OIEJX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class R6 Shares)	$23	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$44,076,697
Total number of portfolio holdings	88
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OIEJX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Index Fund

Class A Shares/Ticker: OGEAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Index Fund (Class A Shares)	$24	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,750,457
Total number of portfolio holdings	507
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OGEAX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Index Fund

Class C Shares/Ticker: OEICX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Index Fund (Class C Shares)	$55	1.05%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,750,457
Total number of portfolio holdings	507
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OEICX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Index Fund

Class I Shares/Ticker: HLEIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Index Fund (Class I Shares)	$10	0.20%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,750,457
Total number of portfolio holdings	507
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
HLEIX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Index Fund

Class R6 Shares/Ticker: OGFAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Index Fund (Class R6 Shares)	$2	0.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$10,750,457
Total number of portfolio holdings	507
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OGFAX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Investor Balanced Fund

Class A Shares/Ticker: OGIAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Balanced Fund (Class A Shares)	$29	0.56%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,477,675
Total number of portfolio holdings	26
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OGIAX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Investor Balanced Fund

Class C Shares/Ticker: OGBCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Balanced Fund (Class C Shares)	$54	1.06%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,477,675
Total number of portfolio holdings	26
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OGBCX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Investor Balanced Fund

Class I Shares/Ticker: OIBFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Balanced Fund (Class I Shares)	$16	0.31%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,477,675
Total number of portfolio holdings	26
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OIBFX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Investor Balanced Fund

Class R6 Shares/Ticker: JFQUX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Balanced Fund (Class R6 Shares)	$3	0.06%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,477,675
Total number of portfolio holdings	26
Portfolio turnover rate	5%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JFQUX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Investor Conservative Growth Fund

Class A Shares/Ticker: OICAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Conservative Growth Fund (Class A Shares)	$29	0.56%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,956,365
Total number of portfolio holdings	27
Portfolio turnover rate	3%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OICAX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Investor Conservative Growth Fund

Class C Shares/Ticker: OCGCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Conservative Growth Fund (Class C Shares)	$54	1.06%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,956,365
Total number of portfolio holdings	27
Portfolio turnover rate	3%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OCGCX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Investor Conservative Growth Fund

Class I Shares/Ticker: ONCFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Conservative Growth Fund (Class I Shares)	$16	0.31%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,956,365
Total number of portfolio holdings	27
Portfolio turnover rate	3%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
ONCFX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Investor Conservative Growth Fund

Class R6 Shares/Ticker: JFLJX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Conservative Growth Fund (Class R6 Shares)	$3	0.06%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,956,365
Total number of portfolio holdings	27
Portfolio turnover rate	3%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JFLJX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Investor Growth Fund

Class A Shares/Ticker: ONGAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth Fund (Class A Shares)	$28	0.55%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,603,548
Total number of portfolio holdings	24
Portfolio turnover rate	1%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
ONGAX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Investor Growth Fund

Class C Shares/Ticker: OGGCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth Fund (Class C Shares)	$55	1.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,603,548
Total number of portfolio holdings	24
Portfolio turnover rate	1%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OGGCX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Investor Growth Fund

Class I Shares/Ticker: ONIFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth Fund (Class I Shares)	$16	0.31%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,603,548
Total number of portfolio holdings	24
Portfolio turnover rate	1%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
ONIFX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Investor Growth Fund

Class R6 Shares/Ticker: JFTUX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth Fund (Class R6 Shares)	$4	0.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,603,548
Total number of portfolio holdings	24
Portfolio turnover rate	1%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JFTUX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Investor Growth & Income Fund

Class A Shares/Ticker: ONGIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth & Income Fund (Class A Shares)	$28	0.55%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,741,140
Total number of portfolio holdings	26
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
ONGIX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Investor Growth & Income Fund

Class C Shares/Ticker: ONECX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth & Income Fund (Class C Shares)	$55	1.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,741,140
Total number of portfolio holdings	26
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
ONECX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Investor Growth & Income Fund

Class I Shares/Ticker: ONGFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth & Income Fund (Class I Shares)	$16	0.31%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,741,140
Total number of portfolio holdings	26
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
ONGFX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Investor Growth & Income Fund

Class R6 Shares/Ticker: JFBUX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth & Income Fund (Class R6 Shares)	$3	0.06%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,741,140
Total number of portfolio holdings	26
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JFBUX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Large Cap Growth Fund

Class A Shares/Ticker: OLGAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class A Shares)	$49	0.93%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$103,997,128
Total number of portfolio holdings	73
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OLGAX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Large Cap Growth Fund

Class C Shares/Ticker: OLGCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class C Shares)	$75	1.43%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$103,997,128
Total number of portfolio holdings	73
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OLGCX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Large Cap Growth Fund

Class I Shares/Ticker: SEEGX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class I Shares)	$36	0.68%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$103,997,128
Total number of portfolio holdings	73
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
SEEGX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Large Cap Growth Fund

Class R2 Shares/Ticker: JLGZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class R2 Shares)	$62	1.18%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$103,997,128
Total number of portfolio holdings	73
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JLGZX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Large Cap Growth Fund

Class R3 Shares/Ticker: JLGPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class R3 Shares)	$49	0.93%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$103,997,128
Total number of portfolio holdings	73
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JLGPX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Large Cap Growth Fund

Class R4 Shares/Ticker: JLGQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class R4 Shares)	$36	0.68%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$103,997,128
Total number of portfolio holdings	73
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JLGQX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Large Cap Growth Fund

Class R5 Shares/Ticker: JLGRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class R5 Shares)	$28	0.53%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$103,997,128
Total number of portfolio holdings	73
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JLGRX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Large Cap Growth Fund

Class R6 Shares/Ticker: JLGMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class R6 Shares)	$23	0.43%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$103,997,128
Total number of portfolio holdings	73
Portfolio turnover rate	18%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JLGMX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Large Cap Value Fund

Class A Shares/Ticker: OLVAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class A Shares)	$49	0.93%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,868,924
Total number of portfolio holdings	118
Portfolio turnover rate	69%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OLVAX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Large Cap Value Fund

Class C Shares/Ticker: OLVCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class C Shares)	$75	1.43%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,868,924
Total number of portfolio holdings	118
Portfolio turnover rate	69%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OLVCX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Large Cap Value Fund

Class I Shares/Ticker: HLQVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class I Shares)	$36	0.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,868,924
Total number of portfolio holdings	118
Portfolio turnover rate	69%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
HLQVX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Large Cap Value Fund

Class R2 Shares/Ticker: JLVZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class R2 Shares)	$62	1.18%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,868,924
Total number of portfolio holdings	118
Portfolio turnover rate	69%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JLVZX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Large Cap Value Fund

Class R3 Shares/Ticker: OLVTX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class R3 Shares)	$49	0.94%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,868,924
Total number of portfolio holdings	118
Portfolio turnover rate	69%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OLVTX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Large Cap Value Fund

Class R4 Shares/Ticker: OLVRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class R4 Shares)	$36	0.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,868,924
Total number of portfolio holdings	118
Portfolio turnover rate	69%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OLVRX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Large Cap Value Fund

Class R5 Shares/Ticker: JLVRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class R5 Shares)	$28	0.54%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,868,924
Total number of portfolio holdings	118
Portfolio turnover rate	69%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JLVRX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Large Cap Value Fund

Class R6 Shares/Ticker: JLVMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class R6 Shares)	$23	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,868,924
Total number of portfolio holdings	118
Portfolio turnover rate	69%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JLVMX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Growth Fund

Class A Shares/Ticker: OSGIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class A Shares)	$58	1.12%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,615,217
Total number of portfolio holdings	116
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OSGIX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Growth Fund

Class C Shares/Ticker: OMGCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class C Shares)	$84	1.62%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,615,217
Total number of portfolio holdings	116
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OMGCX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Growth Fund

Class I Shares/Ticker: HLGEX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class I Shares)	$45	0.87%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,615,217
Total number of portfolio holdings	116
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
HLGEX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Growth Fund

Class R2 Shares/Ticker: JMGZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class R2 Shares)	$75	1.43%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,615,217
Total number of portfolio holdings	116
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMGZX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Growth Fund

Class R3 Shares/Ticker: JMGPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class R3 Shares)	$62	1.18%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,615,217
Total number of portfolio holdings	116
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMGPX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Growth Fund

Class R4 Shares/Ticker: JMGQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class R4 Shares)	$49	0.93%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,615,217
Total number of portfolio holdings	116
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMGQX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Growth Fund

Class R5 Shares/Ticker: JMGFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class R5 Shares)	$40	0.77%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,615,217
Total number of portfolio holdings	116
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMGFX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Mid Cap Growth Fund

Class R6 Shares/Ticker: JMGMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class R6 Shares)	$36	0.68%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$11,615,217
Total number of portfolio holdings	116
Portfolio turnover rate	25%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMGMX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Growth Fund

Class A Shares/Ticker: PGSGX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class A Shares)	$64	1.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
PGSGX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Growth Fund

Class C Shares/Ticker: OSGCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class C Shares)	$90	1.73%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OSGCX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Growth Fund

Class I Shares/Ticker: OGGFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class I Shares)	$51	0.99%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OGGFX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Growth Fund

Class L Shares/Ticker: JISGX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class L Shares)	$43	0.84%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JISGX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Growth Fund

Class R2 Shares/Ticker: JSGZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class R2 Shares)	$77	1.48%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSGZX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Growth Fund

Class R3 Shares/Ticker: JGRQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class R3 Shares)	$64	1.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JGRQX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Growth Fund

Class R4 Shares/Ticker: JGLYX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class R4 Shares)	$51	0.99%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JGLYX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Growth Fund

Class R5 Shares/Ticker: JGSVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class R5 Shares)	$43	0.84%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JGSVX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Growth Fund

Class R6 Shares/Ticker: JGSMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class R6 Shares)	$38	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,572,264
Total number of portfolio holdings	136
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JGSMX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Value Fund

Class A Shares/Ticker: PSOAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class A Shares)	$62	1.18%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,265,817
Total number of portfolio holdings	430
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
PSOAX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Value Fund

Class C Shares/Ticker: OSVCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class C Shares)	$88	1.68%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,265,817
Total number of portfolio holdings	430
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
OSVCX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Value Fund

Class I Shares/Ticker: PSOPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class I Shares)	$49	0.93%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,265,817
Total number of portfolio holdings	430
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
PSOPX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Value Fund

Class R2 Shares/Ticker: JSVZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class R2 Shares)	$77	1.48%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,265,817
Total number of portfolio holdings	430
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSVZX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Value Fund

Class R3 Shares/Ticker: JSVPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class R3 Shares)	$64	1.23%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,265,817
Total number of portfolio holdings	430
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSVPX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Value Fund

Class R4 Shares/Ticker: JSVQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class R4 Shares)	$51	0.98%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,265,817
Total number of portfolio holdings	430
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSVQX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Value Fund

Class R5 Shares/Ticker: JSVRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class R5 Shares)	$44	0.84%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,265,817
Total number of portfolio holdings	430
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSVRX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Small Cap Value Fund

Class R6 Shares/Ticker: JSVUX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class R6 Shares)	$38	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,265,817
Total number of portfolio holdings	430
Portfolio turnover rate	30%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSVUX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SMID Cap Equity Fund

Class A Shares/Ticker: PECAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class A Shares)	$57	1.08%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$422,546
Total number of portfolio holdings	103
Portfolio turnover rate	20%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
PECAX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SMID Cap Equity Fund

Class C Shares/Ticker: ODMCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class C Shares)	$83	1.58%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$422,546
Total number of portfolio holdings	103
Portfolio turnover rate	20%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
ODMCX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SMID Cap Equity Fund

Class I Shares/Ticker: WOOPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class I Shares)	$44	0.83%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$422,546
Total number of portfolio holdings	103
Portfolio turnover rate	20%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
WOOPX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SMID Cap Equity Fund

Class R3 Shares/Ticker: WOOOX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class R3 Shares)	$57	1.08%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$422,546
Total number of portfolio holdings	103
Portfolio turnover rate	20%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
WOOOX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SMID Cap Equity Fund

Class R4 Shares/Ticker: WOOQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class R4 Shares)	$44	0.83%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$422,546
Total number of portfolio holdings	103
Portfolio turnover rate	20%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
WOOQX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SMID Cap Equity Fund

Class R6 Shares/Ticker: WOOSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class R6 Shares)	$31	0.59%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$422,546
Total number of portfolio holdings	103
Portfolio turnover rate	20%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
WOOSX-1224

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan Large Cap Funds
December 31, 2024 (Unaudited)
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Equity Premium Income Fund
JPMorgan Hedged Equity Fund
JPMorgan Hedged Equity 2 Fund
JPMorgan Hedged Equity 3 Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan U.S. Applied Data Science Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. GARP Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Sustainable Leaders Fund
JPMorgan U.S. Value Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 3.2%
General Dynamics Corp.	2,716	715,680
Northrop Grumman Corp.	447	209,831
RTX Corp.	4,193	485,188
		1,410,699
Air Freight & Logistics — 1.5%
United Parcel Service, Inc., Class B	5,405	681,617
Banks — 9.5%
Bank of America Corp.	28,634	1,258,471
PNC Financial Services Group, Inc. (The)	3,981	767,623
Truist Financial Corp.	14,014	607,924
Wells Fargo & Co.	21,876	1,536,596
		4,170,614
Beverages — 1.7%
Coca-Cola Co. (The)	6,805	423,670
PepsiCo, Inc.	2,108	320,595
		744,265
Biotechnology — 1.9%
AbbVie, Inc.	4,690	833,482
Capital Markets — 10.2%
Ares Management Corp.	3,049	539,872
Bank of New York Mellon Corp. (The)	3,450	265,034
Blackrock, Inc.	536	549,094
Blackstone, Inc.	3,661	631,293
Charles Schwab Corp. (The)	12,516	926,292
CME Group, Inc.	1,029	239,042
Goldman Sachs Group, Inc. (The)	529	302,723
Morgan Stanley	8,137	1,022,968
		4,476,318
Chemicals — 2.4%
Air Products and Chemicals, Inc.	2,875	834,050
PPG Industries, Inc.	1,851	221,070
		1,055,120
Commercial Services & Supplies — 0.4%
Republic Services, Inc.	893	179,640
Consumer Finance — 3.4%
American Express Co.	3,098	919,500
Capital One Financial Corp.	3,293	587,252
		1,506,752
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc.	6,221	562,063
INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	6,689	267,505
Electric Utilities — 2.1%
NextEra Energy, Inc.	7,414	531,535
Xcel Energy, Inc.	5,788	390,766
		922,301
Electrical Equipment — 1.4%
Eaton Corp. plc	1,894	628,630
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	8,451	401,597
Food Products — 1.3%
Hershey Co. (The)	1,417	239,973
Mondelez International, Inc., Class A	5,392	322,067
		562,040
Ground Transportation — 3.1%
Norfolk Southern Corp.	3,552	833,585
Union Pacific Corp.	2,271	517,923
		1,351,508
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	4,674	528,719
Becton Dickinson & Co.	1,724	391,121
Medtronic plc	4,346	347,137
		1,266,977
Health Care Providers & Services — 5.1%
Cencora, Inc.	1,000	224,705
Cigna Group (The)	1,579	436,127
CVS Health Corp.	7,681	344,779
Quest Diagnostics, Inc.	291	43,887
UnitedHealth Group, Inc.	2,365	1,196,173
		2,245,671
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc.	1,354	132,116
Ventas, Inc.	5,657	333,141
		465,257
Hotels, Restaurants & Leisure — 2.2%
McDonald's Corp.	2,457	712,362
Yum! Brands, Inc.	2,000	268,296
		980,658
Household Products — 1.5%
Procter & Gamble Co. (The)	3,914	656,232
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	1

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	2,316	523,057
Industrial REITs — 0.7%
Prologis, Inc.	2,885	304,915
Insurance — 4.1%
Arthur J Gallagher & Co.	1,248	354,262
Chubb Ltd.	1,410	389,596
Hartford Financial Services Group, Inc. (The)	845	92,456
Marsh & McLennan Cos., Inc.	945	200,713
MetLife, Inc.	2,775	227,190
Progressive Corp. (The)	1,151	275,746
Travelers Cos., Inc. (The)	1,156	278,519
		1,818,482
IT Services — 1.1%
Accenture plc, Class A (Ireland)	636	223,538
International Business Machines Corp.	1,123	246,883
		470,421
Machinery — 4.5%
Deere & Co.	1,866	790,691
Dover Corp.	3,759	705,238
Parker-Hannifin Corp.	774	492,161
		1,988,090
Media — 1.7%
Comcast Corp., Class A	19,793	742,845
Multi-Utilities — 2.5%
CMS Energy Corp.	4,492	299,386
Dominion Energy, Inc.	8,565	461,327
Public Service Enterprise Group, Inc.	4,177	352,888
		1,113,601
Oil, Gas & Consumable Fuels — 6.8%
Chevron Corp.	6,080	880,680
ConocoPhillips	9,508	942,853
EOG Resources, Inc.	5,156	631,978
Exxon Mobil Corp.	5,066	544,997
		3,000,508
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	14,089	796,883
Eli Lilly & Co.	263	202,838
Johnson & Johnson	4,463	645,408
Merck & Co., Inc.	3,112	309,554
		1,954,683
INVESTMENTS	SHARES (000)	VALUE ($000)

Residential REITs — 0.5%
AvalonBay Communities, Inc.	991	218,040
Semiconductors & Semiconductor Equipment — 4.9%
Analog Devices, Inc.	3,497	743,023
Lam Research Corp.	1,525	110,157
Microchip Technology, Inc.	6,428	368,635
NXP Semiconductors NV (China)	1,728	359,129
Texas Instruments, Inc.	3,180	596,332
		2,177,276
Software — 1.6%
Microsoft Corp.	1,640	691,046
Specialty Retail — 4.9%
Home Depot, Inc. (The)	1,744	678,259
Lowe's Cos., Inc.	3,272	807,621
TJX Cos., Inc. (The)	5,658	683,534
		2,169,414
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	461	115,494
Seagate Technology Holdings plc	3,781	326,327
		441,821
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	634	47,959
Tobacco — 1.9%
Philip Morris International, Inc.	7,043	847,641
Total Common Stocks (Cost $28,013,407)		43,878,745
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $245,668)	245,574	245,672
Total Investments — 100.1% (Cost $28,259,075)		44,124,417
Liabilities in Excess of Other Assets — (0.1)%		(47,720)
NET ASSETS — 100.0%		44,076,697

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Large Cap Funds	December 31, 2024

Abbreviations
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	3

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc. *	16	9,264
Boeing Co. (The) *	161	28,473
GE Aerospace	233	38,844
General Dynamics Corp.	56	14,631
Howmet Aerospace, Inc.	87	9,561
Huntington Ingalls Industries, Inc.	8	1,591
L3Harris Technologies, Inc.	41	8,582
Lockheed Martin Corp.	45	22,059
Northrop Grumman Corp.	30	13,830
RTX Corp.	286	33,143
Textron, Inc.	40	3,054
TransDigm Group, Inc.	12	15,334
		198,366
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	26	2,628
Expeditors International of Washington, Inc.	30	3,337
FedEx Corp.	48	13,607
United Parcel Service, Inc., Class B	157	19,845
		39,417
Automobile Components — 0.0% ^
Aptiv plc (Jersey) *	51	3,059
BorgWarner, Inc.	47	1,496
		4,555
Automobiles — 2.5%
Ford Motor Co.	840	8,315
General Motors Co.	236	12,604
Tesla, Inc. *	601	242,686
		263,605
Banks — 3.4%
Bank of America Corp.	1,436	63,130
Citigroup, Inc.	407	28,646
Citizens Financial Group, Inc.	95	4,150
Fifth Third Bancorp	144	6,100
Huntington Bancshares, Inc.	313	5,086
JPMorgan Chase & Co. (a)	606	145,218
KeyCorp	213	3,656
M&T Bank Corp.	36	6,712
PNC Financial Services Group, Inc. (The)	85	16,466
Regions Financial Corp.	196	4,600
Truist Financial Corp.	286	12,392
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
US Bancorp	336	16,056
Wells Fargo & Co.	716	50,323
		362,535
Beverages — 1.2%
Brown-Forman Corp., Class B	39	1,488
Coca-Cola Co. (The)	834	51,941
Constellation Brands, Inc., Class A	34	7,424
Keurig Dr Pepper, Inc.	242	7,782
Molson Coors Beverage Co., Class B	38	2,155
Monster Beverage Corp. *	151	7,919
PepsiCo, Inc.	295	44,892
		123,601
Biotechnology — 1.6%
AbbVie, Inc.	380	67,571
Amgen, Inc.	116	30,147
Biogen, Inc. *	31	4,795
Gilead Sciences, Inc.	268	24,771
Incyte Corp. *	34	2,376
Moderna, Inc. *	73	3,030
Regeneron Pharmaceuticals, Inc. *	23	16,136
Vertex Pharmaceuticals, Inc. *	56	22,316
		171,142
Broadline Retail — 4.2%
Amazon.com, Inc. *	2,014	441,794
eBay, Inc.	103	6,385
		448,179
Building Products — 0.5%
A O Smith Corp.	26	1,748
Allegion plc	19	2,444
Builders FirstSource, Inc. *	25	3,540
Carrier Global Corp.	179	12,256
Johnson Controls International plc	144	11,346
Lennox International, Inc.	7	4,204
Masco Corp.	46	3,369
Trane Technologies plc	48	17,884
		56,791
Capital Markets — 3.1%
Ameriprise Financial, Inc.	21	11,115
Bank of New York Mellon Corp. (The)	156	12,020
Blackrock, Inc.	31	32,114
Blackstone, Inc.	155	26,787
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Equity Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Cboe Global Markets, Inc.	22	4,402
Charles Schwab Corp. (The)	322	23,807
CME Group, Inc.	78	18,008
FactSet Research Systems, Inc.	8	3,926
Franklin Resources, Inc.	66	1,349
Goldman Sachs Group, Inc. (The)	68	38,679
Intercontinental Exchange, Inc.	124	18,410
Invesco Ltd.	97	1,690
KKR & Co., Inc.	145	21,485
MarketAxess Holdings, Inc.	8	1,834
Moody's Corp.	34	15,873
Morgan Stanley	267	33,559
MSCI, Inc.	17	10,119
Nasdaq, Inc.	89	6,884
Northern Trust Corp.	43	4,372
Raymond James Financial, Inc.	39	6,116
S&P Global, Inc.	68	34,025
State Street Corp.	63	6,191
T. Rowe Price Group, Inc.	48	5,406
		338,171
Chemicals — 1.3%
Air Products and Chemicals, Inc.	48	13,875
Albemarle Corp. (b)	25	2,177
Celanese Corp.	24	1,628
CF Industries Holdings, Inc.	37	3,195
Corteva, Inc.	148	8,424
Dow, Inc.	151	6,045
DuPont de Nemours, Inc.	90	6,858
Eastman Chemical Co.	25	2,278
Ecolab, Inc.	54	12,707
FMC Corp.	27	1,306
International Flavors & Fragrances, Inc.	55	4,652
Linde plc	102	42,897
LyondellBasell Industries NV, Class A	56	4,152
Mosaic Co. (The)	68	1,680
PPG Industries, Inc.	50	5,963
Sherwin-Williams Co. (The)	50	16,948
		134,785
Commercial Services & Supplies — 0.5%
Cintas Corp.	74	13,477
Copart, Inc. *	189	10,826
Republic Services, Inc.	44	8,812
Rollins, Inc.	60	2,802
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — continued
Veralto Corp.	53	5,420
Waste Management, Inc.	78	15,859
		57,196
Communications Equipment — 0.9%
Arista Networks, Inc. *	222	24,569
Cisco Systems, Inc.	858	50,776
F5, Inc. *	13	3,144
Juniper Networks, Inc.	71	2,668
Motorola Solutions, Inc.	36	16,622
		97,779
Construction & Engineering — 0.1%
Quanta Services, Inc.	32	10,039
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	13	6,792
Vulcan Materials Co.	29	7,310
		14,102
Consumer Finance — 0.6%
American Express Co.	120	35,541
Capital One Financial Corp.	82	14,638
Discover Financial Services	54	9,359
Synchrony Financial	84	5,446
		64,984
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	95	87,358
Dollar General Corp.	47	3,588
Dollar Tree, Inc. *	44	3,259
Kroger Co. (The)	143	8,758
Sysco Corp.	106	8,082
Target Corp.	99	13,400
Walgreens Boots Alliance, Inc.	155	1,441
Walmart, Inc.	934	84,389
		210,275
Containers & Packaging — 0.2%
Amcor plc	311	2,927
Avery Dennison Corp.	17	3,235
Ball Corp.	64	3,540
International Paper Co.	75	4,023
Packaging Corp. of America	19	4,320
Smurfit WestRock plc	107	5,727
		23,772
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Equity Funds	5

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 0.1%
Genuine Parts Co.	30	3,493
LKQ Corp.	56	2,056
Pool Corp.	8	2,792
		8,341
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,544	35,157
Verizon Communications, Inc.	906	36,224
		71,381
Electric Utilities — 1.5%
Alliant Energy Corp.	55	3,265
American Electric Power Co., Inc.	115	10,569
Constellation Energy Corp.	67	15,056
Duke Energy Corp.	166	17,909
Edison International	83	6,651
Entergy Corp.	92	6,996
Evergy, Inc.	50	3,046
Eversource Energy	79	4,528
Exelon Corp.	216	8,139
FirstEnergy Corp.	110	4,391
NextEra Energy, Inc.	443	31,723
NRG Energy, Inc.	44	3,932
PG&E Corp.	470	9,493
Pinnacle West Capital Corp.	24	2,074
PPL Corp.	159	5,155
Southern Co. (The)	236	19,409
Xcel Energy, Inc.	124	8,343
		160,679
Electrical Equipment — 0.8%
AMETEK, Inc.	50	8,972
Eaton Corp. plc	85	28,222
Emerson Electric Co.	123	15,206
GE Vernova, Inc.	59	19,510
Generac Holdings, Inc. *	13	1,985
Hubbell, Inc.	11	4,838
Rockwell Automation, Inc.	24	6,943
		85,676
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	260	18,017
CDW Corp.	29	4,991
Corning, Inc.	166	7,880
Jabil, Inc.	24	3,494
Keysight Technologies, Inc. *	37	5,998
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued
TE Connectivity plc (Switzerland)	64	9,204
Teledyne Technologies, Inc. *	10	4,654
Trimble, Inc. *	53	3,713
Zebra Technologies Corp., Class A *	11	4,287
		62,238
Energy Equipment & Services — 0.2%
Baker Hughes Co.	213	8,734
Halliburton Co.	189	5,140
Schlumberger NV	304	11,650
		25,524
Entertainment — 1.4%
Electronic Arts, Inc.	51	7,514
Live Nation Entertainment, Inc. *	34	4,370
Netflix, Inc. *	92	81,984
Take-Two Interactive Software, Inc. *	35	6,470
Walt Disney Co. (The)	390	43,391
Warner Bros Discovery, Inc. *	480	5,077
		148,806
Financial Services — 4.4%
Apollo Global Management, Inc.	96	15,886
Berkshire Hathaway, Inc., Class B *	394	178,780
Corpay, Inc. *	15	5,076
Fidelity National Information Services, Inc.	116	9,357
Fiserv, Inc. *	122	25,147
Global Payments, Inc.	55	6,137
Jack Henry & Associates, Inc.	16	2,752
Mastercard, Inc., Class A	176	92,877
PayPal Holdings, Inc. *	216	18,412
Visa, Inc., Class A	372	117,521
		471,945
Food Products — 0.6%
Archer-Daniels-Midland Co.	103	5,198
Bunge Global SA	30	2,336
Conagra Brands, Inc.	103	2,850
General Mills, Inc.	119	7,618
Hershey Co. (The)	32	5,384
Hormel Foods Corp.	63	1,962
J M Smucker Co. (The)	23	2,521
Kellanova	58	4,684
Kraft Heinz Co. (The)	190	5,833
Lamb Weston Holdings, Inc.	31	2,051
McCormick & Co., Inc. (Non-Voting)	54	4,137
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Equity Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — continued
Mondelez International, Inc., Class A	288	17,187
The Campbell's Co.	42	1,770
Tyson Foods, Inc., Class A	61	3,533
		67,064
Gas Utilities — 0.0% ^
Atmos Energy Corp.	33	4,652
Ground Transportation — 0.9%
CSX Corp.	415	13,391
JB Hunt Transport Services, Inc.	17	2,925
Norfolk Southern Corp.	49	11,426
Old Dominion Freight Line, Inc.	40	7,131
Uber Technologies, Inc. *	453	27,331
Union Pacific Corp.	131	29,749
		91,953
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	373	42,215
Align Technology, Inc. *	15	3,148
Baxter International, Inc.	110	3,204
Becton Dickinson & Co.	62	14,110
Boston Scientific Corp. *	317	28,327
Cooper Cos., Inc. (The) *	43	3,940
Dexcom, Inc. *	84	6,536
Edwards Lifesciences Corp. *	127	9,395
GE HealthCare Technologies, Inc.	98	7,686
Hologic, Inc. *	50	3,603
IDEXX Laboratories, Inc. *	18	7,285
Insulet Corp. *	15	3,941
Intuitive Surgical, Inc. *	77	40,005
Medtronic plc	276	22,044
ResMed, Inc.	31	7,224
Solventum Corp. *	30	1,964
STERIS plc	21	4,366
Stryker Corp.	74	26,581
Teleflex, Inc.	10	1,779
Zimmer Biomet Holdings, Inc.	43	4,525
		241,878
Health Care Providers & Services — 2.0%
Cardinal Health, Inc.	52	6,159
Cencora, Inc.	38	8,479
Centene Corp. *	109	6,581
Cigna Group (The)	60	16,528
CVS Health Corp.	271	12,155
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
DaVita, Inc. *	10	1,451
Elevance Health, Inc.	50	18,410
HCA Healthcare, Inc.	39	11,779
Henry Schein, Inc. *	27	1,857
Humana, Inc.	26	6,574
Labcorp Holdings, Inc.	18	4,127
McKesson Corp.	27	15,567
Molina Healthcare, Inc. *	12	3,582
Quest Diagnostics, Inc.	24	3,623
UnitedHealth Group, Inc.	198	100,174
Universal Health Services, Inc., Class B	12	2,267
		219,313
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	33	3,265
Healthpeak Properties, Inc.	151	3,051
Ventas, Inc.	90	5,316
Welltower, Inc.	127	16,042
		27,674
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	150	2,635
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A *	93	12,241
Booking Holdings, Inc.	7	35,385
Caesars Entertainment, Inc. *	46	1,528
Carnival Corp. *	224	5,570
Chipotle Mexican Grill, Inc. *	293	17,680
Darden Restaurants, Inc.	25	4,720
Domino's Pizza, Inc.	7	3,119
Expedia Group, Inc. *	26	4,925
Hilton Worldwide Holdings, Inc.	52	12,965
Las Vegas Sands Corp.	75	3,846
Marriott International, Inc., Class A	50	13,844
McDonald's Corp.	154	44,702
MGM Resorts International *	49	1,687
Norwegian Cruise Line Holdings Ltd. *	95	2,435
Royal Caribbean Cruises Ltd.	53	12,279
Starbucks Corp.	244	22,257
Wynn Resorts Ltd.	20	1,715
Yum! Brands, Inc.	60	8,056
		208,954
Household Durables — 0.3%
DR Horton, Inc.	63	8,774
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Equity Funds	7

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
Garmin Ltd.	33	6,818
Lennar Corp., Class A	51	7,007
Mohawk Industries, Inc. *	11	1,343
NVR, Inc. *	1	5,390
PulteGroup, Inc.	44	4,806
		34,138
Household Products — 1.1%
Church & Dwight Co., Inc.	53	5,520
Clorox Co. (The)	26	4,326
Colgate-Palmolive Co.	176	15,983
Kimberly-Clark Corp.	72	9,403
Procter & Gamble Co. (The)	507	84,958
		120,190
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	153	1,969
Vistra Corp.	73	10,094
		12,063
Industrial Conglomerates — 0.4%
3M Co.	117	15,126
Honeywell International, Inc.	140	31,607
		46,733
Industrial REITs — 0.2%
Prologis, Inc.	199	21,066
Insurance — 2.1%
Aflac, Inc.	107	11,129
Allstate Corp. (The)	57	10,985
American International Group, Inc.	134	9,771
Aon plc, Class A	46	16,714
Arch Capital Group Ltd.	81	7,446
Arthur J Gallagher & Co.	54	15,258
Assurant, Inc.	11	2,353
Brown & Brown, Inc.	51	5,210
Chubb Ltd.	81	22,288
Cincinnati Financial Corp.	34	4,834
Erie Indemnity Co., Class A	5	2,212
Everest Group Ltd.	9	3,352
Globe Life, Inc.	18	2,014
Hartford Financial Services Group, Inc. (The)	62	6,824
Loews Corp.	39	3,294
Marsh & McLennan Cos., Inc.	106	22,448
MetLife, Inc.	125	10,248
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Principal Financial Group, Inc.	45	3,505
Progressive Corp. (The)	126	30,204
Prudential Financial, Inc.	77	9,080
Travelers Cos., Inc. (The)	49	11,768
Willis Towers Watson plc	22	6,789
WR Berkley Corp.	65	3,791
		221,517
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	1,257	238,007
Alphabet, Inc., Class C	1,024	195,029
Match Group, Inc. *	54	1,767
Meta Platforms, Inc., Class A	469	274,658
		709,461
IT Services — 1.1%
Accenture plc, Class A (Ireland)	134	47,301
Akamai Technologies, Inc. *	32	3,092
Cognizant Technology Solutions Corp., Class A	107	8,205
EPAM Systems, Inc. *	12	2,854
Gartner, Inc. *	17	8,041
GoDaddy, Inc., Class A *	30	5,962
International Business Machines Corp.	199	43,738
VeriSign, Inc. *	18	3,681
		122,874
Leisure Products — 0.0% ^
Hasbro, Inc.	28	1,578
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	62	8,306
Bio-Techne Corp.	34	2,463
Charles River Laboratories International, Inc. *	11	2,031
Danaher Corp.	138	31,752
IQVIA Holdings, Inc. *	37	7,291
Mettler-Toledo International, Inc. *	5	5,557
Revvity, Inc.	26	2,923
Thermo Fisher Scientific, Inc.	82	42,818
Waters Corp. *	13	4,740
West Pharmaceutical Services, Inc.	16	5,104
		112,985
Machinery — 1.6%
Caterpillar, Inc.	104	37,687
Cummins, Inc.	29	10,290
Deere & Co.	55	23,198
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Equity Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Dover Corp.	29	5,538
Fortive Corp.	75	5,599
IDEX Corp.	16	3,410
Illinois Tool Works, Inc.	58	14,662
Ingersoll Rand, Inc.	87	7,845
Nordson Corp.	12	2,446
Otis Worldwide Corp.	86	7,960
PACCAR, Inc.	113	11,736
Parker-Hannifin Corp.	28	17,617
Pentair plc	36	3,578
Snap-on, Inc.	11	3,836
Stanley Black & Decker, Inc.	33	2,664
Westinghouse Air Brake Technologies Corp.	37	7,012
Xylem, Inc.	52	6,065
		171,143
Media — 0.5%
Charter Communications, Inc., Class A *	21	7,132
Comcast Corp., Class A	821	30,826
Fox Corp., Class A	48	2,312
Fox Corp., Class B	28	1,298
Interpublic Group of Cos., Inc. (The)	80	2,246
News Corp., Class A	82	2,245
News Corp., Class B	24	733
Omnicom Group, Inc.	42	3,612
Paramount Global, Class B (b)	128	1,339
		51,743
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	309	11,774
Newmont Corp.	245	9,118
Nucor Corp.	51	5,897
Steel Dynamics, Inc.	30	3,476
		30,265
Multi-Utilities — 0.6%
Ameren Corp.	57	5,120
CenterPoint Energy, Inc.	140	4,450
CMS Energy Corp.	64	4,285
Consolidated Edison, Inc.	75	6,651
Dominion Energy, Inc.	181	9,735
DTE Energy Co.	45	5,381
NiSource, Inc.	101	3,692
Public Service Enterprise Group, Inc.	107	9,058
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — continued
Sempra	136	11,956
WEC Energy Group, Inc.	68	6,402
		66,730
Office REITs — 0.0% ^
BXP, Inc.	31	2,328
Oil, Gas & Consumable Fuels — 2.9%
APA Corp.	80	1,838
Chevron Corp.	360	52,089
ConocoPhillips	278	27,604
Coterra Energy, Inc.	159	4,048
Devon Energy Corp.	141	4,626
Diamondback Energy, Inc.	40	6,588
EOG Resources, Inc.	121	14,836
EQT Corp.	128	5,920
Exxon Mobil Corp.	946	101,733
Hess Corp.	60	7,910
Kinder Morgan, Inc.	416	11,396
Marathon Petroleum Corp.	69	9,647
Occidental Petroleum Corp.	145	7,183
ONEOK, Inc.	126	12,621
Phillips 66	89	10,125
Targa Resources Corp.	47	8,376
Texas Pacific Land Corp.	4	4,484
Valero Energy Corp.	68	8,351
Williams Cos., Inc. (The)	262	14,196
		313,571
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	138	8,346
Southwest Airlines Co.	129	4,339
United Airlines Holdings, Inc. *	71	6,872
		19,557
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	50	3,766
Kenvue, Inc.	413	8,808
		12,574
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	436	24,684
Eli Lilly & Co.	170	130,891
Johnson & Johnson	518	74,924
Merck & Co., Inc.	544	54,150
Pfizer, Inc.	1,220	32,351
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Equity Funds	9

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Viatris, Inc.	257	3,198
Zoetis, Inc.	97	15,817
		336,015
Professional Services — 0.6%
Automatic Data Processing, Inc.	88	25,666
Broadridge Financial Solutions, Inc.	25	5,687
Dayforce, Inc. * (b)	34	2,465
Equifax, Inc.	27	6,797
Jacobs Solutions, Inc.	27	3,572
Leidos Holdings, Inc.	29	4,136
Paychex, Inc.	69	9,665
Paycom Software, Inc.	10	2,144
Verisk Analytics, Inc.	30	8,369
		68,501
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	65	8,498
CoStar Group, Inc. *	88	6,315
		14,813
Residential REITs — 0.3%
AvalonBay Communities, Inc.	30	6,724
Camden Property Trust	23	2,664
Equity Residential	73	5,272
Essex Property Trust, Inc.	14	3,947
Invitation Homes, Inc.	123	3,919
Mid-America Apartment Communities, Inc.	25	3,887
UDR, Inc.	65	2,805
		29,218
Retail REITs — 0.3%
Federal Realty Investment Trust	17	1,842
Kimco Realty Corp.	145	3,398
Realty Income Corp.	188	10,059
Regency Centers Corp.	35	2,599
Simon Property Group, Inc.	66	11,365
		29,263
Semiconductors & Semiconductor Equipment — 11.4%
Advanced Micro Devices, Inc. *	349	42,179
Analog Devices, Inc.	107	22,698
Applied Materials, Inc.	177	28,850
Broadcom, Inc.	1,005	233,003
Enphase Energy, Inc. *	29	1,997
First Solar, Inc. *	23	4,060
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Intel Corp.	928	18,608
KLA Corp.	29	18,137
Lam Research Corp.	277	19,998
Microchip Technology, Inc.	116	6,627
Micron Technology, Inc.	239	20,079
Monolithic Power Systems, Inc.	10	6,210
NVIDIA Corp.	5,278	708,833
NXP Semiconductors NV (China)	55	11,367
ON Semiconductor Corp. *	92	5,777
QUALCOMM, Inc.	239	36,725
Skyworks Solutions, Inc.	34	3,048
Teradyne, Inc.	35	4,413
Texas Instruments, Inc.	196	36,807
		1,229,416
Software — 10.4%
Adobe, Inc. *	95	42,121
ANSYS, Inc. *	19	6,348
Autodesk, Inc. *	46	13,674
Cadence Design Systems, Inc. *	59	17,732
Crowdstrike Holdings, Inc., Class A *	50	17,134
Fair Isaac Corp. *	5	10,430
Fortinet, Inc. *	137	12,933
Gen Digital, Inc.	117	3,195
Intuit, Inc.	60	37,907
Microsoft Corp.	1,600	674,332
Oracle Corp.	346	57,631
Palantir Technologies, Inc., Class A *	441	33,359
Palo Alto Networks, Inc. *	141	25,626
PTC, Inc. *	26	4,753
Roper Technologies, Inc.	23	11,995
Salesforce, Inc.	206	68,776
ServiceNow, Inc. *	44	46,992
Synopsys, Inc. *	33	16,044
Tyler Technologies, Inc. *	9	5,311
Workday, Inc., Class A *	46	11,826
		1,118,119
Specialized REITs — 0.9%
American Tower Corp.	101	18,442
Crown Castle, Inc.	93	8,488
Digital Realty Trust, Inc.	67	11,898
Equinix, Inc.	21	19,576
Extra Space Storage, Inc.	46	6,824
Iron Mountain, Inc.	63	6,637
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Equity Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
Public Storage	34	10,155
SBA Communications Corp.	23	4,715
VICI Properties, Inc.	227	6,626
Weyerhaeuser Co.	156	4,401
		97,762
Specialty Retail — 1.8%
AutoZone, Inc. *	4	11,646
Best Buy Co., Inc.	42	3,607
CarMax, Inc. *	33	2,726
Home Depot, Inc. (The)	214	83,142
Lowe's Cos., Inc.	122	30,127
O'Reilly Automotive, Inc. *	12	14,731
Ross Stores, Inc.	71	10,799
TJX Cos., Inc. (The)	243	29,320
Tractor Supply Co.	115	6,099
Ulta Beauty, Inc. *	10	4,409
		196,606
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	3,253	814,523
Dell Technologies, Inc., Class C	66	7,617
Hewlett Packard Enterprise Co.	280	5,966
HP, Inc.	207	6,767
NetApp, Inc.	44	5,115
Seagate Technology Holdings plc	46	3,928
Super Micro Computer, Inc. * (b)	108	3,303
Western Digital Corp. *	74	4,436
		851,655
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. *	33	6,639
Lululemon Athletica, Inc. *	24	9,295
NIKE, Inc., Class B	256	19,386
Ralph Lauren Corp.	9	1,999
Tapestry, Inc. (b)	50	3,276
		40,595
Tobacco — 0.6%
Altria Group, Inc.	365	19,070
Philip Morris International, Inc.	334	40,265
		59,335
Trading Companies & Distributors — 0.3%
Fastenal Co.	123	8,865
INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — continued
United Rentals, Inc.	14	9,947
WW Grainger, Inc.	10	10,051
		28,863
Water Utilities — 0.1%
American Water Works Co., Inc.	42	5,221
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	105	23,150
Total Common Stocks (Cost $3,755,325)		10,717,055
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $10)	10	10
	SHARES (000)
Short-Term Investments — 0.2%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.34% (c) (d) (Cost $16,430)	16,430	16,430
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (c) (d) (Cost $8,707)	8,707	8,707
Total Short-Term Investments (Cost $25,137)		25,137
Total Investments — 99.9% (Cost $3,780,472)		10,742,202
Other Assets in Excess of Liabilities — 0.1%		8,255
NET ASSETS — 100.0%		10,750,457

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Equity Funds	11

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $8,443.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	117	03/21/2025	USD	34,718	(249)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Equity Funds	December 31, 2024

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 84.2%
Aerospace & Defense — 2.0%
Howmet Aerospace, Inc.	266	29,044
Northrop Grumman Corp.	17	8,167
RTX Corp.	308	35,662
Textron, Inc.	250	19,128
TransDigm Group, Inc.	28	35,712
		127,713
Air Freight & Logistics — 1.2%
FedEx Corp.	82	23,051
United Parcel Service, Inc., Class B	410	51,700
		74,751
Banks — 0.6%
Bank of America Corp.	472	20,723
US Bancorp	335	16,032
		36,755
Beverages — 3.0%
Coca-Cola Co. (The)	1,078	67,116
Monster Beverage Corp. *	877	46,101
PepsiCo, Inc.	533	80,965
		194,182
Biotechnology — 3.0%
AbbVie, Inc.	495	88,012
Regeneron Pharmaceuticals, Inc. *	85	60,810
Vertex Pharmaceuticals, Inc. *	113	45,316
		194,138
Broadline Retail — 1.6%
Amazon.com, Inc. *	476	104,444
Building Products — 1.9%
Carrier Global Corp.	344	23,506
Trane Technologies plc	266	98,142
		121,648
Capital Markets — 2.0%
Ameriprise Financial, Inc.	92	48,728
CME Group, Inc.	331	76,989
		125,717
Chemicals — 1.6%
Linde plc	191	79,818
PPG Industries, Inc.	195	23,291
		103,109
INVESTMENTS	SHARES (000)	VALUE ($000)

Communications Equipment — 0.3%
Motorola Solutions, Inc.	41	19,136
Consumer Finance — 1.0%
American Express Co.	208	61,668
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	54	49,602
Walmart, Inc.	497	44,856
		94,458
Electric Utilities — 3.2%
Entergy Corp.	83	6,278
NextEra Energy, Inc.	1,149	82,332
PG&E Corp.	1,277	25,779
Southern Co. (The)	1,107	91,126
		205,515
Electrical Equipment — 2.0%
AMETEK, Inc.	57	10,210
Eaton Corp. plc	208	69,126
Emerson Electric Co.	396	49,096
		128,432
Electronic Equipment, Instruments & Components — 0.1%
Keysight Technologies, Inc. *	36	5,781
Financial Services — 5.6%
Berkshire Hathaway, Inc., Class B *	96	43,508
Corpay, Inc. *	133	44,891
Fiserv, Inc. *	211	43,364
Jack Henry & Associates, Inc.	146	25,524
Mastercard, Inc., Class A	195	102,908
Visa, Inc., Class A	306	96,643
		356,838
Food Products — 1.2%
Mondelez International, Inc., Class A	1,316	78,625
Ground Transportation — 1.0%
CSX Corp.	1,492	48,133
Union Pacific Corp.	56	12,842
		60,975
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	368	41,661
Boston Scientific Corp. *	325	29,070
Medtronic plc	651	52,009
Stryker Corp.	187	67,182
		189,922
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	13

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 1.4%
Elevance Health, Inc.	57	21,014
UnitedHealth Group, Inc.	139	70,162
		91,176
Health Care REITs — 0.2%
Welltower, Inc.	79	9,986
Hotels, Restaurants & Leisure — 3.9%
Booking Holdings, Inc.	9	43,359
Chipotle Mexican Grill, Inc. *	858	51,763
McDonald's Corp.	279	80,803
Yum! Brands, Inc.	559	75,061
		250,986
Household Products — 1.7%
Church & Dwight Co., Inc.	416	43,576
Procter & Gamble Co. (The)	395	66,161
		109,737
Industrial Conglomerates — 1.4%
Honeywell International, Inc.	397	89,635
Industrial REITs — 0.4%
Prologis, Inc.	271	28,643
Insurance — 3.6%
Aon plc, Class A	58	20,860
Arthur J Gallagher & Co.	123	34,859
Chubb Ltd.	83	22,897
Marsh & McLennan Cos., Inc.	41	8,829
MetLife, Inc.	82	6,694
Progressive Corp. (The)	420	100,544
Travelers Cos., Inc. (The)	152	36,638
		231,321
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A	492	93,225
Meta Platforms, Inc., Class A	174	101,642
		194,867
IT Services — 1.7%
Accenture plc, Class A (Ireland)	152	53,434
Cognizant Technology Solutions Corp., Class A	693	53,323
		106,757
INVESTMENTS	SHARES (000)	VALUE ($000)

Life Sciences Tools & Services — 1.6%
Danaher Corp.	86	19,801
Thermo Fisher Scientific, Inc.	160	83,284
		103,085
Machinery — 2.0%
Caterpillar, Inc.	38	13,884
Deere & Co.	92	38,869
Ingersoll Rand, Inc.	233	21,091
Otis Worldwide Corp.	595	55,097
		128,941
Media — 1.2%
Comcast Corp., Class A	1,994	74,838
Multi-Utilities — 1.5%
CMS Energy Corp.	531	35,409
Dominion Energy, Inc.	269	14,503
Public Service Enterprise Group, Inc.	523	44,166
		94,078
Oil, Gas & Consumable Fuels — 2.5%
ConocoPhillips	504	50,017
EOG Resources, Inc.	421	51,556
Exxon Mobil Corp.	531	57,122
		158,695
Personal Care Products — 0.2%
Kenvue, Inc.	597	12,739
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	1,431	80,946
Eli Lilly & Co.	62	48,242
Johnson & Johnson	167	24,152
Merck & Co., Inc.	169	16,785
		170,125
Professional Services — 0.3%
Leidos Holdings, Inc.	122	17,607
Residential REITs — 0.0% ^
Equity LifeStyle Properties, Inc.	38	2,520
Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices, Inc.	391	83,124
ASML Holding NV (Registered), NYRS (Netherlands)	48	33,130
Marvell Technology, Inc.	332	36,616
Micron Technology, Inc.	198	16,657
NVIDIA Corp.	736	98,823
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (China)	351	73,063
Texas Instruments, Inc.	358	67,210
		408,623
Software — 5.1%
Cadence Design Systems, Inc. *	62	18,549
Intuit, Inc.	70	43,780
Microsoft Corp.	217	91,623
Oracle Corp.	127	21,173
Salesforce, Inc.	151	50,537
ServiceNow, Inc. *	93	98,298
		323,960
Specialized REITs — 1.9%
American Tower Corp.	82	15,126
Equinix, Inc.	64	60,744
SBA Communications Corp.	218	44,323
		120,193
Specialty Retail — 3.7%
AutoZone, Inc. *	15	47,393
Burlington Stores, Inc. *	84	24,034
Lowe's Cos., Inc.	320	79,017
Ross Stores, Inc.	547	82,756
		233,200
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	176	44,089
Seagate Technology Holdings plc	242	20,839
		64,928
Tobacco — 0.6%
Altria Group, Inc.	236	12,327
Philip Morris International, Inc.	190	22,838
		35,165
Trading Companies & Distributors — 0.3%
United Rentals, Inc.	25	17,285
Total Common Stocks (Cost $4,264,636)		5,362,897
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 13.6%
Barclays Bank plc, ELN, 41.20%, 2/4/2025, (linked to S&P 500 Index) (United Kingdom) (a)	10	60,282
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Barclays Bank plc, ELN, 47.30%, 2/7/2025, (linked to S&P 500 Index) (United Kingdom) (a)	10	57,190
BNP Paribas Issuance BV, ELN, 40.48%, 1/21/2025, (linked to S&P 500 Index) (a)	9	57,300
BNP Paribas, ELN, 42.20%, 1/8/2025, (linked to S&P 500 Index) (a)	10	57,364
BNP Paribas, ELN, 53.51%, 1/31/2025, (linked to S&P 500 Index) (a)	10	60,978
BofA Finance LLC, ELN, 40.45%, 1/17/2025, (linked to S&P 500 Index) (a)	9	56,521
BofA Finance LLC, ELN, 42.48%, 1/7/2025, (linked to S&P 500 Index) (a)	10	57,081
BofA Finance LLC, ELN, 43.08%, 1/24/2025, (linked to S&P 500 Index) (a)	10	57,859
Royal Bank of Canada, ELN, 38.06%, 1/14/2025, (linked to S&P 500 Index) (Canada) (a)	10	58,882
Royal Bank of Canada, ELN, 41.46%, 1/22/2025, (linked to S&P 500 Index) (Canada) (a)	10	57,661
Societe Generale SA, ELN, 55.55%, 1/28/2025, (linked to S&P 500 Index) (a)	9	55,851
UBS AG, ELN, 38.49%, 1/10/2025, (linked to S&P 500 Index) (Switzerland) (a)	10	58,921
UBS AG, ELN, 38.92%, 1/13/2025, (linked to S&P 500 Index) (Switzerland) (a)	10	58,741
UBS AG, ELN, 44.39%, 2/3/2025, (linked to S&P 500 Index) (Switzerland) (a)	9	57,431
Wells Fargo Bank, ELN, 61.94%, 1/27/2025, (linked to S&P 500 Index)	9	55,852
Total Equity-Linked Notes (Cost $870,953)		867,914
	SHARES (000)
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (b) (c) (Cost $143,270)	143,215	143,272
Total Investments — 100.1% (Cost $5,278,859)		6,374,083
Liabilities in Excess of Other Assets — (0.1)%		(3,391)
NET ASSETS — 100.0%		6,370,692

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	15

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Large Cap Funds	December 31, 2024

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	1,146	125,349
Northrop Grumman Corp.	74	34,657
Textron, Inc.	717	54,809
TransDigm Group, Inc.	86	108,916
		323,731
Air Freight & Logistics — 0.8%
FedEx Corp.	237	66,684
United Parcel Service, Inc., Class B	849	107,033
		173,717
Automobile Components — 0.1%
Aptiv plc (Jersey) *	374	22,629
Automobiles — 2.0%
Tesla, Inc. * (a)	1,068	431,192
Banks — 3.7%
Bank of America Corp. (a)	5,564	244,517
Citigroup, Inc.	932	65,599
Fifth Third Bancorp	2,121	89,657
Truist Financial Corp.	2,532	109,848
US Bancorp	1,384	66,207
Wells Fargo & Co.	2,791	196,077
		771,905
Beverages — 1.7%
Coca-Cola Co. (The)	2,112	131,468
Keurig Dr Pepper, Inc.	1,326	42,609
PepsiCo, Inc.	1,284	195,240
		369,317
Biotechnology — 2.3%
AbbVie, Inc.	1,410	250,532
Biogen, Inc. * (a)	151	23,168
Neurocrine Biosciences, Inc. *	129	17,611
Regeneron Pharmaceuticals, Inc. *	145	103,091
Sarepta Therapeutics, Inc. *	63	7,625
Vertex Pharmaceuticals, Inc. *	232	93,292
		495,319
Broadline Retail — 4.6%
Amazon.com, Inc. * (a)	4,406	966,685
Building Products — 1.5%
Carrier Global Corp.	1,283	87,601
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Masco Corp.	721	52,300
Trane Technologies plc	492	181,650
		321,551
Capital Markets — 2.3%
Ameriprise Financial, Inc.	140	74,449
Charles Schwab Corp. (The)	1,105	81,820
CME Group, Inc.	530	123,086
Goldman Sachs Group, Inc. (The)	266	152,097
KKR & Co., Inc.	300	44,349
		475,801
Chemicals — 1.6%
Dow, Inc.	1,629	65,363
Linde plc	381	159,543
LyondellBasell Industries NV, Class A	572	42,472
PPG Industries, Inc.	375	44,837
Sherwin-Williams Co. (The)	57	19,188
		331,403
Communications Equipment — 0.4%
Arista Networks, Inc. *	427	47,179
Motorola Solutions, Inc.	71	32,860
		80,039
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	65	33,664
Consumer Finance — 0.3%
American Express Co.	195	57,987
Consumer Staples Distribution & Retail — 0.5%
Costco Wholesale Corp. (a)	120	110,249
Distributors — 0.0% ^
LKQ Corp.	116	4,250
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	3,297	75,069
Electric Utilities — 2.1%
NextEra Energy, Inc. (a)	2,318	166,155
NRG Energy, Inc.	90	8,147
PG&E Corp.	5,248	105,898
Southern Co. (The)	2,033	167,392
		447,592
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	17

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 0.4%
AMETEK, Inc.	73	13,122
Eaton Corp. plc	221	73,340
		86,462
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity plc (Switzerland)	131	18,666
Energy Equipment & Services — 0.2%
Baker Hughes Co.	1,305	53,542
Entertainment — 0.5%
Walt Disney Co. (The)	825	91,831
Warner Music Group Corp., Class A	663	20,571
		112,402
Financial Services — 5.9%
Berkshire Hathaway, Inc., Class B * (a)	689	312,610
Block, Inc. *	368	31,261
Corpay, Inc. *	266	89,988
Fidelity National Information Services, Inc.	1,243	100,417
Mastercard, Inc., Class A (a)	694	365,488
Visa, Inc., Class A (a)	1,036	327,376
WEX, Inc. *	59	10,313
		1,237,453
Food Products — 0.7%
Mondelez International, Inc., Class A (a)	2,363	141,153
Ground Transportation — 1.0%
CSX Corp.	2,435	78,585
Uber Technologies, Inc. *	1,632	98,416
Union Pacific Corp.	152	34,745
		211,746
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	342	38,662
Baxter International, Inc.	374	10,895
Boston Scientific Corp. *	1,236	110,425
Edwards Lifesciences Corp. *	214	15,872
Medtronic plc	1,150	91,878
Stryker Corp.	407	146,520
		414,252
Health Care Providers & Services — 2.0%
Cigna Group (The)	225	61,948
HCA Healthcare, Inc.	68	20,411
Humana, Inc.	122	31,036
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
McKesson Corp.	55	31,530
UnitedHealth Group, Inc. (a)	567	286,801
		431,726
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	105	10,225
Ventas, Inc.	1,391	81,943
Welltower, Inc.	419	52,742
		144,910
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	21	103,686
Carnival Corp. *	1,223	30,477
Chipotle Mexican Grill, Inc. *	1,753	105,689
DoorDash, Inc., Class A *	141	23,614
Expedia Group, Inc. *	333	62,147
Hilton Worldwide Holdings, Inc.	386	95,439
McDonald's Corp.	667	193,446
Royal Caribbean Cruises Ltd.	185	42,659
Yum! Brands, Inc.	770	103,261
		760,418
Household Durables — 0.1%
Lennar Corp., Class A	208	28,309
Household Products — 0.3%
Church & Dwight Co., Inc.	613	64,223
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	144	19,885
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	689	155,667
Industrial REITs — 0.4%
Prologis, Inc.	756	79,891
Insurance — 1.8%
Aon plc, Class A	297	106,719
Arthur J Gallagher & Co.	318	90,329
MetLife, Inc.	278	22,728
Principal Financial Group, Inc.	316	24,462
Progressive Corp. (The)	593	142,183
		386,421
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A (a)	2,495	472,297
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — continued
Alphabet, Inc., Class C (a)	1,611	306,876
Meta Platforms, Inc., Class A (a)	1,069	625,587
		1,404,760
IT Services — 0.7%
Accenture plc, Class A (Ireland)	120	42,333
Cognizant Technology Solutions Corp., Class A	1,280	98,426
		140,759
Life Sciences Tools & Services — 1.2%
Danaher Corp.	260	59,703
Thermo Fisher Scientific, Inc.	356	185,208
		244,911
Machinery — 1.8%
Caterpillar, Inc.	198	71,922
Deere & Co.	330	139,987
Ingersoll Rand, Inc.	462	41,809
Otis Worldwide Corp.	1,050	97,187
PACCAR, Inc.	331	34,436
		385,341
Media — 0.9%
Charter Communications, Inc., Class A *	131	44,889
Comcast Corp., Class A	3,415	128,183
Sirius XM Holdings, Inc.	533	12,144
		185,216
Metals & Mining — 0.1%
Nucor Corp.	154	17,917
Multi-Utilities — 0.1%
Dominion Energy, Inc.	384	20,676
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	1,521	150,787
Diamondback Energy, Inc.	354	58,050
EOG Resources, Inc.	736	90,269
Exxon Mobil Corp. (a)	2,871	308,844
		607,950
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	738	44,671
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	168	12,588
Kenvue, Inc.	2,290	48,894
		61,482
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co. (a)	2,474	139,922
Eli Lilly & Co. (a)	296	228,646
Johnson & Johnson	706	102,104
Merck & Co., Inc.	516	51,349
		522,021
Professional Services — 0.3%
Leidos Holdings, Inc.	508	73,217
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	555	36,980
Semiconductors & Semiconductor Equipment — 12.2%
Advanced Micro Devices, Inc. *	686	82,833
Analog Devices, Inc.	723	153,579
Broadcom, Inc. (a)	1,575	365,113
Lam Research Corp.	1,038	74,973
Marvell Technology, Inc.	143	15,807
Micron Technology, Inc.	1,097	92,325
NVIDIA Corp. (a)	11,093	1,489,650
NXP Semiconductors NV (China)	670	139,288
Texas Instruments, Inc. (a)	835	156,611
		2,570,179
Software — 10.2%
Adobe, Inc. *	64	28,698
Cadence Design Systems, Inc. *	116	34,762
Fair Isaac Corp. *	11	20,978
Intuit, Inc.	141	88,671
Microsoft Corp. (a)	3,512	1,480,190
Oracle Corp.	629	104,854
Salesforce, Inc.	643	214,901
ServiceNow, Inc. *	165	175,267
		2,148,321
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	454	80,564
Equinix, Inc.	15	14,322
SBA Communications Corp.	295	60,018
		154,904
Specialty Retail — 2.6%
AutoZone, Inc. *	44	141,538
Best Buy Co., Inc.	456	39,114
Burlington Stores, Inc. *	203	58,018
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	19

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Lowe's Cos., Inc. (a)	832	205,238
Ross Stores, Inc.	749	113,230
		557,138
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc. (a)	6,094	1,526,063
Hewlett Packard Enterprise Co.	1,780	38,006
Seagate Technology Holdings plc	954	82,352
Western Digital Corp. *	608	36,255
		1,682,676
Tobacco — 0.5%
Altria Group, Inc.	731	38,227
Philip Morris International, Inc.	521	62,673
		100,900
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	28	19,507
Total Common Stocks (Cost $11,952,717)		20,818,752
	NO. OF CONTRACTS
Options Purchased — 1.2%
Put Options Purchased — 1.2%
S&P 500 Index
3/31/2025 at USD 5,565.00, European Style
Notional Amount: USD 21,100,936
Counterparty: Exchange-Traded * (Cost $253,033)	35,876	245,392
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.34% (b) (c) (Cost $224,053)	224,053	224,053
Total Investments — 100.9% (Cost $12,429,803)		21,288,197
Liabilities in Excess of Other Assets — (0.9)%		(194,094)
NET ASSETS — 100.0%		21,094,103

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	857	03/21/2025	USD	254,304	(6,590)

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Large Cap Funds	December 31, 2024

Written Call Options Contracts as of December 31, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	35,876	USD 21,100,936	USD 6,165.00	3/31/2025	(193,910)
Written Put Options Contracts as of December 31, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	35,876	USD 21,100,936	USD 4,700.00	3/31/2025	(52,558)
Total Written Options Contracts (Premiums Received $245,535)						(246,468)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	21

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	284	31,089
Northrop Grumman Corp.	18	8,595
Textron, Inc.	178	13,594
TransDigm Group, Inc.	22	27,013
		80,291
Air Freight & Logistics — 0.8%
FedEx Corp.	59	16,539
United Parcel Service, Inc., Class B	210	26,546
		43,085
Automobile Components — 0.1%
Aptiv plc (Jersey) *	93	5,613
Automobiles — 2.0%
Tesla, Inc. *	265	106,943
Banks — 3.7%
Bank of America Corp.	1,380	60,645
Citigroup, Inc.	231	16,270
Fifth Third Bancorp	533	22,530
Truist Financial Corp.	628	27,244
US Bancorp	343	16,420
Wells Fargo & Co.	693	48,659
		191,768
Beverages — 1.8%
Coca-Cola Co. (The)	524	32,606
Keurig Dr Pepper, Inc.	329	10,567
PepsiCo, Inc.	318	48,422
		91,595
Biotechnology — 2.4%
AbbVie, Inc.	350	62,137
Biogen, Inc. *	38	5,746
Neurocrine Biosciences, Inc. *	32	4,368
Regeneron Pharmaceuticals, Inc. *	36	25,568
Sarepta Therapeutics, Inc. *	15	1,891
Vertex Pharmaceuticals, Inc. *	57	23,137
		122,847
Broadline Retail — 4.6%
Amazon.com, Inc. * (a)	1,093	239,755
Building Products — 1.5%
Carrier Global Corp.	318	21,727
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Masco Corp.	179	12,971
Trane Technologies plc	122	45,052
		79,750
Capital Markets — 2.3%
Ameriprise Financial, Inc.	35	18,465
Charles Schwab Corp. (The)	274	20,293
CME Group, Inc.	132	30,528
Goldman Sachs Group, Inc. (The)	66	37,722
KKR & Co., Inc.	74	10,999
		118,007
Chemicals — 1.6%
Dow, Inc.	404	16,211
Linde plc	94	39,569
LyondellBasell Industries NV, Class A	142	10,534
PPG Industries, Inc.	93	11,121
Sherwin-Williams Co. (The)	14	4,758
		82,193
Communications Equipment — 0.4%
Arista Networks, Inc. *	106	11,701
Motorola Solutions, Inc.	18	8,150
		19,851
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	16	8,349
Consumer Finance — 0.3%
American Express Co.	48	14,381
Consumer Staples Distribution & Retail — 0.5%
Costco Wholesale Corp.	30	27,362
Distributors — 0.0% ^
LKQ Corp.	29	1,054
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	818	18,622
Electric Utilities — 2.1%
NextEra Energy, Inc.	575	41,209
NRG Energy, Inc.	23	2,021
PG&E Corp.	1,268	25,592
Southern Co. (The)	504	41,516
		110,338
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 0.4%
AMETEK, Inc.	18	3,254
Eaton Corp. plc	55	18,190
		21,444
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity plc (Switzerland)	32	4,630
Energy Equipment & Services — 0.3%
Baker Hughes Co.	324	13,279
Entertainment — 0.5%
Walt Disney Co. (The)	204	22,780
Warner Music Group Corp., Class A	165	5,102
		27,882
Financial Services — 5.9%
Berkshire Hathaway, Inc., Class B *	171	77,533
Block, Inc. *	91	7,753
Corpay, Inc. *	66	22,319
Fidelity National Information Services, Inc.	308	24,905
Mastercard, Inc., Class A	172	90,647
Visa, Inc., Class A	257	81,195
WEX, Inc. *	15	2,558
		306,910
Food Products — 0.7%
Mondelez International, Inc., Class A	586	35,008
Ground Transportation — 1.0%
CSX Corp.	604	19,490
Uber Technologies, Inc. *	404	24,409
Union Pacific Corp.	38	8,618
		52,517
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	85	9,589
Baxter International, Inc.	93	2,702
Boston Scientific Corp. *	307	27,387
Edwards Lifesciences Corp. *	53	3,938
Medtronic plc	285	22,792
Stryker Corp.	101	36,339
		102,747
Health Care Providers & Services — 2.0%
Cigna Group (The)	56	15,364
HCA Healthcare, Inc.	17	5,062
Humana, Inc.	30	7,698
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
McKesson Corp.	14	7,820
UnitedHealth Group, Inc. (a)	140	71,132
		107,076
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	26	2,537
Ventas, Inc.	345	20,323
Welltower, Inc.	104	13,081
		35,941
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	5	25,717
Carnival Corp. *	303	7,558
Chipotle Mexican Grill, Inc. *	435	26,212
DoorDash, Inc., Class A *	35	5,857
Expedia Group, Inc. *	83	15,414
Hilton Worldwide Holdings, Inc.	96	23,670
McDonald's Corp.	165	47,987
Royal Caribbean Cruises Ltd.	46	10,581
Yum! Brands, Inc.	191	25,610
		188,606
Household Durables — 0.1%
Lennar Corp., Class A	51	7,021
Household Products — 0.3%
Church & Dwight Co., Inc.	152	15,928
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	36	4,932
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	171	38,609
Industrial REITs — 0.4%
Prologis, Inc.	187	19,814
Insurance — 1.8%
Aon plc, Class A	74	26,468
Arthur J Gallagher & Co.	79	22,405
MetLife, Inc.	69	5,638
Principal Financial Group, Inc.	78	6,067
Progressive Corp. (The)	147	35,264
		95,842
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A	619	117,138
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	23

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — continued
Alphabet, Inc., Class C	400	76,158
Meta Platforms, Inc., Class A (a)	265	155,157
		348,453
IT Services — 0.7%
Accenture plc, Class A (Ireland)	30	10,512
Cognizant Technology Solutions Corp., Class A	317	24,411
		34,923
Life Sciences Tools & Services — 1.2%
Danaher Corp.	65	14,806
Thermo Fisher Scientific, Inc.	88	45,935
		60,741
Machinery — 1.8%
Caterpillar, Inc.	49	17,841
Deere & Co.	82	34,719
Ingersoll Rand, Inc.	115	10,369
Otis Worldwide Corp.	260	24,104
PACCAR, Inc.	82	8,541
		95,574
Media — 0.9%
Charter Communications, Inc., Class A *	33	11,133
Comcast Corp., Class A	847	31,792
Sirius XM Holdings, Inc.	132	3,012
		45,937
Metals & Mining — 0.1%
Nucor Corp.	38	4,444
Multi-Utilities — 0.1%
Dominion Energy, Inc.	95	5,128
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	377	37,398
Diamondback Energy, Inc.	88	14,397
EOG Resources, Inc.	183	22,388
Exxon Mobil Corp.	712	76,598
		150,781
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	183	11,079
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	42	3,122
Kenvue, Inc.	568	12,126
		15,248
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	614	34,703
Eli Lilly & Co.	74	56,982
Johnson & Johnson	175	25,324
Merck & Co., Inc.	128	12,744
		129,753
Professional Services — 0.3%
Leidos Holdings, Inc.	126	18,159
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	138	9,172
Semiconductors & Semiconductor Equipment — 12.2%
Advanced Micro Devices, Inc. *	170	20,544
Analog Devices, Inc.	179	38,090
Broadcom, Inc.	392	90,899
Lam Research Corp.	258	18,595
Marvell Technology, Inc.	36	3,920
Micron Technology, Inc.	272	22,898
NVIDIA Corp. (a)	2,751	369,460
NXP Semiconductors NV (China)	166	34,546
Texas Instruments, Inc.	207	38,843
		637,795
Software — 10.2%
Adobe, Inc. *	16	7,118
Cadence Design Systems, Inc. *	29	8,621
Fair Isaac Corp. *	3	5,202
Intuit, Inc.	35	21,993
Microsoft Corp. (a)	871	367,113
Oracle Corp.	156	26,005
Salesforce, Inc.	159	53,300
ServiceNow, Inc. *	41	43,468
		532,820
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	112	19,981
Equinix, Inc.	4	3,553
SBA Communications Corp.	73	14,885
		38,419
Specialty Retail — 2.6%
AutoZone, Inc. *	11	35,103
Best Buy Co., Inc.	113	9,701
Burlington Stores, Inc. *	50	14,390
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Lowe's Cos., Inc.	206	50,913
Ross Stores, Inc.	186	28,089
		138,196
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc. (a)	1,511	378,491
Hewlett Packard Enterprise Co.	441	9,427
Seagate Technology Holdings plc	233	20,084
Western Digital Corp. *	151	8,992
		416,994
Tobacco — 0.5%
Altria Group, Inc.	181	9,481
Philip Morris International, Inc.	129	15,544
		25,025
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	7	4,838
Total Common Stocks (Cost $3,541,005)		5,163,469
	NO. OF CONTRACTS
Options Purchased — 0.2%
Put Options Purchased — 0.2%
S&P 500 Index
1/31/2025 at USD 5,395.00, European Style
Notional Amount: USD 5,240,532
Counterparty: Exchange-Traded * (Cost $76,567)	8,910	10,068
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (b) (c) (Cost $70,122)	70,122	70,122
Total Investments — 100.6% (Cost $3,687,694)		5,243,659
Liabilities in Excess of Other Assets — (0.6)%		(30,167)
NET ASSETS — 100.0%		5,213,492

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	264	03/21/2025	USD	78,339	(2,274)

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	25

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
Written Call Options Contracts as of December 31, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	8,910	USD 5,240,532	USD 6,020.00	1/31/2025	(34,615)
Written Put Options Contracts as of December 31, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	8,910	USD 5,240,532	USD 4,550.00	1/31/2025	(2,566)
Total Written Options Contracts (Premiums Received $83,359)						(37,181)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Large Cap Funds	December 31, 2024

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.3%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	164	18,000
Northrop Grumman Corp.	11	4,977
Textron, Inc.	103	7,870
TransDigm Group, Inc.	12	15,641
		46,488
Air Freight & Logistics — 0.8%
FedEx Corp.	34	9,575
United Parcel Service, Inc., Class B	122	15,370
		24,945
Automobile Components — 0.1%
Aptiv plc (Jersey) *	54	3,249
Automobiles — 2.0%
Tesla, Inc. *	153	61,919
Banks — 3.6%
Bank of America Corp.	799	35,113
Citigroup, Inc.	134	9,420
Fifth Third Bancorp	293	12,389
Truist Financial Corp.	363	15,774
US Bancorp	199	9,507
Wells Fargo & Co.	401	28,173
		110,376
Beverages — 1.7%
Coca-Cola Co. (The)	303	18,879
Keurig Dr Pepper, Inc.	191	6,115
PepsiCo, Inc.	184	28,035
		53,029
Biotechnology — 2.3%
AbbVie, Inc.	202	35,976
Biogen, Inc. *	22	3,327
Neurocrine Biosciences, Inc. *	19	2,529
Regeneron Pharmaceuticals, Inc. *	21	14,803
Sarepta Therapeutics, Inc. *	9	1,095
Vertex Pharmaceuticals, Inc. *	33	13,398
		71,128
Broadline Retail — 4.5%
Amazon.com, Inc. * (a)	633	138,816
Building Products — 1.5%
Carrier Global Corp.	184	12,579
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Masco Corp.	103	7,510
Trane Technologies plc	71	26,085
		46,174
Capital Markets — 2.2%
Ameriprise Financial, Inc.	20	10,690
Charles Schwab Corp. (The)	159	11,749
CME Group, Inc.	76	17,676
Goldman Sachs Group, Inc. (The)	38	21,841
KKR & Co., Inc.	43	6,368
		68,324
Chemicals — 1.5%
Dow, Inc.	234	9,386
Linde plc	55	22,910
LyondellBasell Industries NV, Class A	82	6,099
PPG Industries, Inc.	54	6,439
Sherwin-Williams Co. (The)	8	2,754
		47,588
Communications Equipment — 0.4%
Arista Networks, Inc. *	62	6,774
Motorola Solutions, Inc.	10	4,719
		11,493
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	9	4,834
Consumer Finance — 0.3%
American Express Co.	28	8,327
Consumer Staples Distribution & Retail — 0.5%
Costco Wholesale Corp.	17	15,841
Distributors — 0.0% ^
LKQ Corp.	17	610
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	473	10,779
Electric Utilities — 2.0%
NextEra Energy, Inc.	333	23,859
NRG Energy, Inc.	13	1,170
PG&E Corp.	697	14,073
Southern Co. (The)	292	24,037
		63,139
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	27

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 0.4%
AMETEK, Inc.	10	1,884
Eaton Corp. plc	32	10,532
		12,416
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity plc (Switzerland)	19	2,680
Energy Equipment & Services — 0.2%
Baker Hughes Co.	187	7,688
Entertainment — 0.5%
Walt Disney Co. (The)	119	13,186
Warner Music Group Corp., Class A	95	2,954
		16,140
Financial Services — 5.7%
Berkshire Hathaway, Inc., Class B *	99	44,890
Block, Inc. *	53	4,489
Corpay, Inc. *	38	12,922
Fidelity National Information Services, Inc.	178	14,420
Mastercard, Inc., Class A (a)	100	52,484
Visa, Inc., Class A	149	47,011
WEX, Inc. *	8	1,480
		177,696
Food Products — 0.7%
Mondelez International, Inc., Class A	339	20,269
Ground Transportation — 1.0%
CSX Corp.	350	11,285
Uber Technologies, Inc. *	234	14,133
Union Pacific Corp.	22	4,989
		30,407
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	49	5,552
Baxter International, Inc.	54	1,564
Boston Scientific Corp. *	178	15,857
Edwards Lifesciences Corp. *	31	2,278
Medtronic plc	165	13,194
Stryker Corp.	58	21,041
		59,486
Health Care Providers & Services — 2.0%
Cigna Group (The)	32	8,895
HCA Healthcare, Inc.	10	2,931
Humana, Inc.	18	4,457
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
McKesson Corp.	8	4,528
UnitedHealth Group, Inc.	81	41,184
		61,995
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	15	1,467
Ventas, Inc.	200	11,767
Welltower, Inc.	60	7,574
		20,808
Hotels, Restaurants & Leisure — 3.5%
Booking Holdings, Inc.	3	14,746
Carnival Corp. *	176	4,374
Chipotle Mexican Grill, Inc. *	252	15,177
DoorDash, Inc., Class A *	20	3,391
Expedia Group, Inc. *	48	8,924
Hilton Worldwide Holdings, Inc.	55	13,705
McDonald's Corp.	96	27,778
Royal Caribbean Cruises Ltd.	27	6,128
Yum! Brands, Inc.	110	14,828
		109,051
Household Durables — 0.1%
Lennar Corp., Class A	30	4,065
Household Products — 0.3%
Church & Dwight Co., Inc.	88	9,222
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	21	2,856
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	99	22,357
Industrial REITs — 0.4%
Prologis, Inc.	109	11,473
Insurance — 1.8%
Aon plc, Class A	43	15,324
Arthur J Gallagher & Co.	46	12,965
MetLife, Inc.	41	3,391
Principal Financial Group, Inc.	45	3,513
Progressive Corp. (The)	85	20,418
		55,611
Interactive Media & Services — 6.5%
Alphabet, Inc., Class A	358	67,821
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — continued
Alphabet, Inc., Class C	232	44,096
Meta Platforms, Inc., Class A	153	89,834
		201,751
IT Services — 0.6%
Accenture plc, Class A (Ireland)	17	6,086
Cognizant Technology Solutions Corp., Class A	184	14,134
		20,220
Life Sciences Tools & Services — 1.1%
Danaher Corp.	37	8,575
Thermo Fisher Scientific, Inc.	51	26,596
		35,171
Machinery — 1.8%
Caterpillar, Inc.	29	10,323
Deere & Co.	47	20,102
Ingersoll Rand, Inc.	66	6,004
Otis Worldwide Corp.	151	13,956
PACCAR, Inc.	48	4,945
		55,330
Media — 0.9%
Charter Communications, Inc., Class A *	19	6,446
Comcast Corp., Class A	490	18,407
Sirius XM Holdings, Inc.	77	1,744
		26,597
Metals & Mining — 0.1%
Nucor Corp.	22	2,573
Multi-Utilities — 0.1%
Dominion Energy, Inc.	55	2,967
Oil, Gas & Consumable Fuels — 2.8%
ConocoPhillips	218	21,653
Diamondback Energy, Inc.	51	8,336
EOG Resources, Inc.	106	12,962
Exxon Mobil Corp.	412	44,348
		87,299
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	106	6,415
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	24	1,808
Kenvue, Inc.	329	7,021
		8,829
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	355	20,093
Eli Lilly & Co.	43	32,832
Johnson & Johnson	101	14,662
Merck & Co., Inc.	74	7,379
		74,966
Professional Services — 0.3%
Leidos Holdings, Inc.	73	10,514
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	80	5,310
Semiconductors & Semiconductor Equipment — 11.9%
Advanced Micro Devices, Inc. *	98	11,895
Analog Devices, Inc.	104	22,053
Broadcom, Inc.	226	52,426
Lam Research Corp.	149	10,766
Marvell Technology, Inc.	21	2,270
Micron Technology, Inc.	158	13,258
NVIDIA Corp. (a)	1,593	213,912
NXP Semiconductors NV (China)	96	20,002
Texas Instruments, Inc.	120	22,490
		369,072
Software — 9.9%
Adobe, Inc. *	9	4,121
Cadence Design Systems, Inc. *	17	4,992
Fair Isaac Corp. *	2	3,012
Intuit, Inc.	20	12,733
Microsoft Corp. (a)	504	212,554
Oracle Corp.	90	15,055
Salesforce, Inc.	92	30,862
ServiceNow, Inc. *	24	25,171
		308,500
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	65	11,569
Equinix, Inc.	2	2,056
SBA Communications Corp.	43	8,619
		22,244
Specialty Retail — 2.6%
AutoZone, Inc. *	6	20,323
Best Buy Co., Inc.	66	5,617
Burlington Stores, Inc. *	29	8,331
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	29

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Lowe's Cos., Inc.	119	29,471
Ross Stores, Inc.	108	16,259
		80,001
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc. (a)	875	219,143
Hewlett Packard Enterprise Co.	256	5,458
Seagate Technology Holdings plc	135	11,621
Western Digital Corp. *	87	5,206
		241,428
Tobacco — 0.5%
Altria Group, Inc.	105	5,489
Philip Morris International, Inc.	75	9,000
		14,489
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	4	2,802
Total Common Stocks (Cost $2,034,588)		2,987,757
	NO. OF CONTRACTS
Options Purchased — 1.1%
Put Options Purchased — 1.1%
S&P 500 Index
2/28/2025 at USD 5,710.00, European Style
Notional Amount: USD 3,086,679
Counterparty: Exchange-Traded * (Cost $27,070)	5,248	35,188
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.0%
Investment Companies — 3.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (b) (c) (Cost $92,702)	92,702	92,702
Total Investments — 100.4% (Cost $2,154,360)		3,115,647
Liabilities in Excess of Other Assets — (0.4)%		(11,422)
NET ASSETS — 100.0%		3,104,225

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	336	03/21/2025	USD	99,704	(2,634)

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Large Cap Funds	December 31, 2024

Written Call Options Contracts as of December 31, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,248	USD 3,086,679	USD 6,360.00	2/28/2025	(2,440)
Written Put Options Contracts as of December 31, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,248	USD 3,086,679	USD 4,820.00	2/28/2025	(4,960)
Total Written Options Contracts (Premiums Received $26,666)						(7,400)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	31

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.2%
Aerospace & Defense — 1.1%
TransDigm Group, Inc.	910	1,152,727
Automobiles — 3.7%
Tesla, Inc. *	9,425	3,806,385
Beverages — 1.3%
Celsius Holdings, Inc. *	3,253	85,677
Coca-Cola Co. (The)	18,077	1,125,510
Monster Beverage Corp. *	2,314	121,614
		1,332,801
Biotechnology — 0.5%
Natera, Inc. *	1,442	228,231
Regeneron Pharmaceuticals, Inc. *	447	318,494
		546,725
Broadline Retail — 7.7%
Alibaba Group Holding Ltd., ADR (China)	2,721	230,729
Amazon.com, Inc. *	31,689	6,952,278
MercadoLibre, Inc. (Brazil) *	458	777,455
		7,960,462
Building Products — 0.8%
Trane Technologies plc	2,112	780,259
Capital Markets — 3.7%
Blackstone, Inc.	7,076	1,220,074
Goldman Sachs Group, Inc. (The)	2,283	1,307,406
KKR & Co., Inc.	9,215	1,362,876
		3,890,356
Communications Equipment — 1.1%
Arista Networks, Inc. *	10,515	1,162,199
Construction & Engineering — 0.7%
Quanta Services, Inc.	2,467	779,615
Consumer Staples Distribution & Retail — 0.5%
Walmart, Inc.	5,694	514,431
Electrical Equipment — 1.1%
Eaton Corp. plc	1,921	637,497
Vertiv Holdings Co., Class A	4,212	478,586
		1,116,083
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	8,412	584,230
INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — 4.4%
Netflix, Inc. *	3,758	3,349,881
Spotify Technology SA *	2,668	1,193,638
		4,543,519
Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B *	2,103	953,245
Block, Inc. *	3,330	283,029
Mastercard, Inc., Class A	5,605	2,951,271
PayPal Holdings, Inc. *	8,710	743,400
		4,930,945
Ground Transportation — 0.8%
Uber Technologies, Inc. *	8,427	508,346
Union Pacific Corp.	1,359	309,865
		818,211
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	5,436	614,862
Edwards Lifesciences Corp. *	2,532	187,460
Intuitive Surgical, Inc. *	3,688	1,924,969
		2,727,291
Health Care Providers & Services — 0.8%
McKesson Corp.	1,444	822,992
Hotels, Restaurants & Leisure — 3.3%
Airbnb, Inc., Class A *	384	50,460
Booking Holdings, Inc.	121	599,405
Chipotle Mexican Grill, Inc. *	4,707	283,837
DoorDash, Inc., Class A *	6,098	1,022,983
McDonald's Corp.	3,171	919,103
Starbucks Corp.	6,017	549,070
		3,424,858
Household Durables — 1.5%
DR Horton, Inc.	11,087	1,550,144
Industrial Conglomerates — 0.8%
3M Co.	6,480	836,553
Interactive Media & Services — 10.6%
Alphabet, Inc., Class C	26,785	5,100,829
Meta Platforms, Inc., Class A	10,194	5,968,931
		11,069,760
IT Services — 1.7%
International Business Machines Corp.	4,421	971,809
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — continued
MongoDB, Inc. *	477	111,026
Shopify, Inc., Class A (Canada) *	5,958	633,572
		1,716,407
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.	294	152,860
Media — 0.4%
Trade Desk, Inc. (The), Class A *	3,481	409,123
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	1,782	67,873
Oil, Gas & Consumable Fuels — 0.4%
Cheniere Energy, Inc.	796	171,144
ConocoPhillips	2,666	264,338
		435,482
Pharmaceuticals — 3.1%
Eli Lilly & Co.	3,395	2,620,916
Johnson & Johnson	4,416	638,655
		3,259,571
Semiconductors & Semiconductor Equipment — 13.7%
ASML Holding NV (Registered), NYRS (Netherlands)	77	53,429
Broadcom, Inc.	12,738	2,953,288
Lam Research Corp.	4,977	359,496
NVIDIA Corp.	74,093	9,949,887
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	4,621	912,611
		14,228,711
Software — 16.5%
Adobe, Inc. *	70	31,227
AppLovin Corp., Class A *	1,504	487,151
Fair Isaac Corp. *	337	670,768
HubSpot, Inc. *	800	557,493
Intuit, Inc.	1,363	856,893
Microsoft Corp.	20,679	8,716,038
Oracle Corp.	11,546	1,924,014
Palo Alto Networks, Inc. *	2,933	533,604
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — continued
Salesforce, Inc.	2,937	981,997
ServiceNow, Inc. *	2,035	2,157,491
Synopsys, Inc. *	561	272,327
		17,189,003
Specialty Retail — 1.1%
AutoZone, Inc. *	226	724,494
Home Depot, Inc. (The)	1,186	461,067
		1,185,561
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	22,223	5,565,001
Trading Companies & Distributors — 0.4%
WW Grainger, Inc.	388	409,279
Total Common Stocks (Cost $54,323,329)		98,969,417
Short-Term Investments — 4.6%
Investment Companies — 4.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $4,844,918)	4,843,779	4,845,716
Total Investments — 99.8% (Cost $59,168,247)		103,815,133
Other Assets in Excess of Liabilities — 0.2%		181,995
NET ASSETS — 100.0%		103,997,128

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	33

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 1.3%
Boeing Co. (The) *	85	15,135
Spirit AeroSystems Holdings, Inc., Class A *	83	2,833
Textron, Inc.	608	46,475
		64,443
Air Freight & Logistics — 0.9%
FedEx Corp.	158	44,435
Automobile Components — 0.5%
Gentex Corp.	869	24,960
Banks — 12.9%
Bank of America Corp.	3,455	151,833
Citigroup, Inc.	1,198	84,309
Comerica, Inc.	393	24,334
Fifth Third Bancorp	1,515	64,071
First Citizens BancShares, Inc., Class A	44	92,561
First Horizon Corp.	1,003	20,201
Truist Financial Corp.	909	39,440
Wells Fargo & Co.	2,154	151,277
		628,026
Biotechnology — 4.5%
AbbVie, Inc.	550	97,763
Biogen, Inc. *	95	14,529
BioMarin Pharmaceutical, Inc. *	434	28,538
Neurocrine Biosciences, Inc. *	82	11,224
Regeneron Pharmaceuticals, Inc. *	97	69,017
		221,071
Broadline Retail — 1.4%
Amazon.com, Inc. *	310	67,983
Building Products — 2.6%
Carrier Global Corp.	1,339	91,390
Owens Corning	196	33,329
Trane Technologies plc	10	3,874
		128,593
Capital Markets — 1.6%
Goldman Sachs Group, Inc. (The)	91	52,031
Raymond James Financial, Inc.	155	24,135
		76,166
Chemicals — 1.3%
Air Products and Chemicals, Inc.	56	16,214
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — continued
Axalta Coating Systems Ltd. *	581	19,893
Chemours Co. (The)	1,593	26,914
		63,021
Consumer Finance — 0.8%
Discover Financial Services	214	37,063
Consumer Staples Distribution & Retail — 4.5%
BJ's Wholesale Club Holdings, Inc. *	563	50,318
Performance Food Group Co. *	1,079	91,241
Walmart, Inc.	846	76,436
		217,995
Containers & Packaging — 2.2%
Graphic Packaging Holding Co.	942	25,578
International Paper Co.	363	19,540
Sealed Air Corp.	721	24,396
Silgan Holdings, Inc.	687	35,751
		105,265
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	1,950	77,972
Electrical Equipment — 2.4%
Emerson Electric Co.	413	51,215
nVent Electric plc	301	20,489
Regal Rexnord Corp.	297	46,083
		117,787
Electronic Equipment, Instruments & Components — 0.5%
TD SYNNEX Corp.	192	22,466
Entertainment — 1.5%
Live Nation Entertainment, Inc. *	213	27,557
Walt Disney Co. (The)	414	46,120
		73,677
Financial Services — 8.2%
Affirm Holdings, Inc. *	552	33,604
Berkshire Hathaway, Inc., Class B *	184	83,173
Block, Inc. *	1,432	121,680
Corpay, Inc. *	203	68,834
Fidelity National Information Services, Inc.	271	21,911
Fiserv, Inc. *	274	56,338
WEX, Inc. *	71	12,527
		398,067
Food Products — 0.4%
Lamb Weston Holdings, Inc.	302	20,163
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 2.2%
CSX Corp.	2,196	70,870
Knight-Swift Transportation Holdings, Inc.	140	7,429
Uber Technologies, Inc. *	477	28,778
		107,077
Health Care Providers & Services — 6.0%
Cardinal Health, Inc.	599	70,831
Cigna Group (The)	110	30,526
Elevance Health, Inc.	75	27,535
Humana, Inc.	46	11,802
Labcorp Holdings, Inc.	135	30,871
McKesson Corp.	109	62,339
UnitedHealth Group, Inc.	116	58,634
		292,538
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	825	14,457
Hotels, Restaurants & Leisure — 2.7%
Carnival Corp. *	2,531	63,083
McDonald's Corp.	230	66,614
		129,697
Household Durables — 1.0%
Mohawk Industries, Inc. *	406	48,312
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	178	40,216
Industrial REITs — 0.9%
Americold Realty Trust, Inc.	948	20,278
Lineage, Inc. (a)	184	10,802
Prologis, Inc.	141	14,897
		45,977
Insurance — 1.9%
Arthur J Gallagher & Co.	100	28,470
MetLife, Inc.	428	35,049
Oscar Health, Inc., Class A *	2,239	30,086
		93,605
Interactive Media & Services — 1.0%
Pinterest, Inc., Class A *	1,739	50,438
IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A	1,052	80,899
Leisure Products — 0.2%
Brunswick Corp.	134	8,667
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — 1.5%
AGCO Corp.	179	16,783
Gates Industrial Corp. plc *	1,596	32,832
Middleby Corp. (The) *	158	21,378
		70,993
Metals & Mining — 1.9%
Alcoa Corp.	1,061	40,096
Commercial Metals Co.	175	8,679
Freeport-McMoRan, Inc.	1,158	44,085
		92,860
Multi-Utilities — 1.1%
Dominion Energy, Inc.	540	29,084
NiSource, Inc.	635	23,361
		52,445
Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	429	62,099
ConocoPhillips	153	15,118
EQT Corp.	581	26,801
Exxon Mobil Corp.	645	69,370
Hess Corp.	183	24,398
Shell plc, ADR	164	10,267
		208,053
Passenger Airlines — 2.4%
American Airlines Group, Inc. *	1,872	32,636
Copa Holdings SA, Class A (Panama)	50	4,394
Delta Air Lines, Inc.	435	26,284
Southwest Airlines Co.	1,670	56,139
		119,453
Pharmaceuticals — 2.8%
AstraZeneca plc, ADR (United Kingdom)	306	20,077
Bristol-Myers Squibb Co.	1,330	75,195
Johnson & Johnson	271	39,219
		134,491
Professional Services — 0.5%
Genpact Ltd.	626	26,895
Real Estate Management & Development — 1.1%
Zillow Group, Inc., Class C *	702	51,962
Semiconductors & Semiconductor Equipment — 2.0%
ASML Holding NV (Registered), NYRS (Netherlands)	23	15,618
Micron Technology, Inc.	965	81,221
		96,839
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	35

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 1.8%
Adobe, Inc. *	67	29,556
Oracle Corp.	84	13,975
Salesforce, Inc.	121	40,551
Synopsys, Inc. *	9	4,495
		88,577
Specialized REITs — 2.7%
Digital Realty Trust, Inc.	242	42,834
Equinix, Inc.	62	58,003
Outfront Media, Inc.	10	180
SBA Communications Corp.	157	32,098
		133,115
Specialty Retail — 0.8%
Ross Stores, Inc.	275	41,568
Technology Hardware, Storage & Peripherals — 5.5%
Dell Technologies, Inc., Class C	263	30,307
Hewlett Packard Enterprise Co.	4,453	95,076
Seagate Technology Holdings plc	566	48,825
Western Digital Corp. *	1,544	92,071
		266,279
Textiles, Apparel & Luxury Goods — 0.4%
Kontoor Brands, Inc.	241	20,578
Tobacco — 1.8%
Philip Morris International, Inc.	723	86,983
Trading Companies & Distributors — 1.2%
AerCap Holdings NV (Ireland)	324	31,000
WESCO International, Inc.	145	26,286
		57,286
Total Common Stocks (Cost $4,318,777)		4,849,413
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.7%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (b) (c) (Cost $27,043)	27,035	27,046
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c) (Cost $4,824)	4,824	4,824
Total Short-Term Investments (Cost $31,867)		31,870
Total Investments — 100.3% (Cost $4,350,644)		4,881,283
Liabilities in Excess of Other Assets — (0.3)%		(12,359)
NET ASSETS — 100.0%		4,868,924

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $4,709.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Large Cap Funds	December 31, 2024

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.2%
Aerospace & Defense — 2.2%
Northrop Grumman Corp.	4	1,942
RTX Corp.	9	1,068
TransDigm Group, Inc.	1	640
		3,650
Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	11	1,335
Automobile Components — 0.3%
Lear Corp.	5	510
Banks — 8.5%
Bank of America Corp.	81	3,552
Citigroup, Inc.	28	1,964
Citizens Financial Group, Inc.	23	1,012
M&T Bank Corp.	8	1,596
PNC Financial Services Group, Inc. (The)	11	2,099
Wells Fargo & Co.	57	3,983
		14,206
Beverages — 1.0%
Coca-Cola Co. (The)	26	1,602
Biotechnology — 3.7%
AbbVie, Inc.	18	3,231
Regeneron Pharmaceuticals, Inc. *	2	1,223
Vertex Pharmaceuticals, Inc. *	4	1,692
		6,146
Building Products — 2.0%
Fortune Brands Innovations, Inc.	12	855
Trane Technologies plc	7	2,473
		3,328
Capital Markets — 4.8%
Blackrock, Inc.	3	2,675
Charles Schwab Corp. (The)	19	1,432
CME Group, Inc.	6	1,309
Morgan Stanley	20	2,545
		7,961
Chemicals — 2.9%
Axalta Coating Systems Ltd. *	53	1,819
DuPont de Nemours, Inc.	17	1,250
Linde plc	4	1,793
		4,862
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 0.9%
Ally Financial, Inc.	17	625
Capital One Financial Corp.	5	797
		1,422
Consumer Staples Distribution & Retail — 1.6%
Target Corp.	7	993
Walmart, Inc.	18	1,630
		2,623
Containers & Packaging — 0.5%
Berry Global Group, Inc.	14	914
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	75	1,705
Electric Utilities — 3.4%
NextEra Energy, Inc.	39	2,799
PG&E Corp.	84	1,686
Xcel Energy, Inc.	18	1,231
		5,716
Electrical Equipment — 2.1%
Eaton Corp. plc	10	3,466
Electronic Equipment, Instruments & Components — 0.6%
Teledyne Technologies, Inc. *	2	992
Entertainment — 0.6%
Take-Two Interactive Software, Inc. *	6	1,006
Financial Services — 5.1%
Berkshire Hathaway, Inc., Class B *	7	3,184
Block, Inc. *	12	995
Corpay, Inc. *	3	974
Fidelity National Information Services, Inc.	10	792
Fiserv, Inc. *	7	1,408
Mastercard, Inc., Class A	2	1,195
		8,548
Food Products — 1.4%
Mondelez International, Inc., Class A	29	1,750
Tyson Foods, Inc., Class A	10	575
		2,325
Ground Transportation — 2.3%
CSX Corp.	48	1,565
Norfolk Southern Corp.	7	1,563
Uber Technologies, Inc. *	11	670
		3,798
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	37

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	7	791
Boston Scientific Corp. *	20	1,786
Medtronic plc	22	1,792
		4,369
Health Care Providers & Services — 3.8%
Centene Corp. *	11	691
Cigna Group (The)	5	1,369
Humana, Inc.	3	651
UnitedHealth Group, Inc.	7	3,697
		6,408
Health Care REITs — 0.7%
Ventas, Inc.	21	1,239
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	40	703
Hotels, Restaurants & Leisure — 2.2%
Expedia Group, Inc. *	6	1,123
McDonald's Corp.	6	1,844
Travel + Leisure Co.	13	651
		3,618
Household Products — 1.4%
Procter & Gamble Co. (The)	10	1,611
Spectrum Brands Holdings, Inc.	8	668
		2,279
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	9	1,968
Industrial REITs — 0.8%
Prologis, Inc.	12	1,317
Insurance — 3.7%
Loews Corp.	26	2,227
MetLife, Inc.	15	1,174
Travelers Cos., Inc. (The)	11	2,699
		6,100
Interactive Media & Services — 1.0%
Meta Platforms, Inc., Class A	3	1,639
IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A	15	1,163
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	4	2,059
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — 3.8%
Deere & Co.	4	1,747
Dover Corp.	11	2,144
Parker-Hannifin Corp.	4	2,405
		6,296
Media — 1.3%
Comcast Corp., Class A	56	2,112
Multi-Utilities — 1.8%
CMS Energy Corp.	20	1,343
Public Service Enterprise Group, Inc.	21	1,717
		3,060
Oil, Gas & Consumable Fuels — 7.3%
Cheniere Energy, Inc.	8	1,707
ConocoPhillips	28	2,819
Diamondback Energy, Inc.	7	1,088
EOG Resources, Inc.	15	1,801
Exxon Mobil Corp.	34	3,689
Phillips 66	9	998
		12,102
Paper & Forest Products — 0.0% ^
Magnera Corp. *	4	71
Personal Care Products — 0.4%
Kenvue, Inc.	34	736
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	46	2,610
Eli Lilly & Co.	1	796
Jazz Pharmaceuticals plc *	8	965
Johnson & Johnson	7	1,052
		5,423
Professional Services — 1.0%
Booz Allen Hamilton Holding Corp.	6	781
SS&C Technologies Holdings, Inc.	12	869
		1,650
Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A *	12	1,617
Residential REITs — 0.4%
American Homes 4 Rent, Class A	16	587
Retail REITs — 0.4%
Regency Centers Corp.	9	664
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc. *	6	796
Analog Devices, Inc.	8	1,731
Marvell Technology, Inc.	4	412
Micron Technology, Inc.	7	580
NXP Semiconductors NV (China)	4	826
Texas Instruments, Inc.	11	1,993
		6,338
Software — 1.0%
Microsoft Corp.	4	1,730
Specialized REITs — 1.0%
Digital Realty Trust, Inc.	9	1,584
Specialty Retail — 3.8%
AutoZone, Inc. *	—	1,537
Lowe's Cos., Inc.	9	2,187
O'Reilly Automotive, Inc. *	1	1,427
TJX Cos., Inc. (The)	10	1,183
		6,334
Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co.	44	935
Seagate Technology Holdings plc	9	816
		1,751
Tobacco — 1.4%
Philip Morris International, Inc.	20	2,353
Total Common Stocks (Cost $120,931)		163,385
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $3,007)	3,006	3,007
Total Investments — 100.0% (Cost $123,938)		166,392
Other Assets in Excess of Liabilities — 0.0% ^		52
NET ASSETS — 100.0%		166,444

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	10	03/21/2025	USD	2,967	(97)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	39

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%
Aerospace & Defense — 2.7%
Howmet Aerospace, Inc.	2,995	327,543
Northrop Grumman Corp.	1,177	552,320
		879,863
Automobiles — 1.4%
Tesla, Inc. *	1,106	446,489
Banks — 4.1%
US Bancorp	6,784	324,471
Wells Fargo & Co.	14,036	985,902
		1,310,373
Biotechnology — 4.2%
AbbVie, Inc.	3,019	536,566
Regeneron Pharmaceuticals, Inc. *	742	528,404
Vertex Pharmaceuticals, Inc. *	732	294,687
		1,359,657
Broadline Retail — 4.8%
Amazon.com, Inc. *	7,036	1,543,705
Building Products — 2.0%
Carrier Global Corp.	3,855	263,145
Trane Technologies plc	1,038	383,477
		646,622
Capital Markets — 2.8%
Ameriprise Financial, Inc.	1,032	549,836
Morgan Stanley	2,729	343,062
		892,898
Construction Materials — 1.9%
Vulcan Materials Co.	2,362	607,589
Consumer Finance — 2.3%
American Express Co.	2,505	743,576
Electric Utilities — 3.5%
NextEra Energy, Inc.	4,514	323,605
PG&E Corp.	24,645	497,345
Southern Co. (The)	3,804	313,154
		1,134,104
Electrical Equipment — 2.0%
Eaton Corp. plc	1,921	637,376
Energy Equipment & Services — 2.6%
Baker Hughes Co.	20,242	830,308
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — 2.6%
Corpay, Inc. *	77	26,041
Mastercard, Inc., Class A	1,556	819,562
		845,603
Food Products — 1.2%
Mondelez International, Inc., Class A	6,398	382,127
Ground Transportation — 1.6%
CSX Corp.	16,135	520,662
Health Care Equipment & Supplies — 3.2%
Edwards Lifesciences Corp. *	2,623	194,219
Medtronic plc	3,935	314,329
Stryker Corp.	1,398	503,284
		1,011,832
Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.	1,226	620,030
Hotels, Restaurants & Leisure — 3.8%
Chipotle Mexican Grill, Inc. *	5,396	325,397
Marriott International, Inc., Class A	1,123	313,283
McDonald's Corp.	2,009	582,244
		1,220,924
Industrial REITs — 0.8%
Prologis, Inc.	2,413	255,047
Insurance — 2.4%
Arthur J Gallagher & Co.	1,853	526,152
Travelers Cos., Inc. (The)	1,017	244,926
		771,078
Interactive Media & Services — 6.3%
Alphabet, Inc., Class A	4,724	894,317
Meta Platforms, Inc., Class A	1,949	1,140,792
		2,035,109
Machinery — 1.4%
Deere & Co.	1,072	454,098
Oil, Gas & Consumable Fuels — 2.2%
Exxon Mobil Corp.	6,651	715,463
Pharmaceuticals — 0.7%
Eli Lilly & Co.	288	222,490
Semiconductors & Semiconductor Equipment — 14.8%
Analog Devices, Inc.	1,279	271,754
ASML Holding NV (Registered), NYRS (Netherlands)	173	119,551
Broadcom, Inc.	3,852	893,087
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Marvell Technology, Inc.	2,177	240,401
Micron Technology, Inc.	3,207	269,942
NVIDIA Corp.	17,327	2,326,800
NXP Semiconductors NV (China)	3,097	643,777
		4,765,312
Software — 11.4%
Intuit, Inc.	513	322,166
Microsoft Corp.	6,507	2,742,682
Oracle Corp.	3,572	595,287
		3,660,135
Specialty Retail — 2.4%
Lowe's Cos., Inc.	3,081	760,502
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	10,323	2,585,150
Total Common Stocks (Cost $18,167,551)		31,858,122
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $327,749)	327,621	327,752
Total Investments — 100.1% (Cost $18,495,300)		32,185,874
Liabilities in Excess of Other Assets — (0.1)%		(18,458)
NET ASSETS — 100.0%		32,167,416

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	340	03/21/2025	USD	100,891	(1,851)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	41

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 0.9%
Howmet Aerospace, Inc.	71	7,775
TransDigm Group, Inc.	6	8,136
		15,911
Automobiles — 2.9%
Tesla, Inc. *	121	48,949
Banks — 0.4%
Bank of America Corp.	149	6,563
Beverages — 1.3%
Coca-Cola Co. (The)	215	13,382
Monster Beverage Corp. *	178	9,381
		22,763
Biotechnology — 2.4%
AbbVie, Inc.	119	21,178
Neurocrine Biosciences, Inc. *	32	4,357
Regeneron Pharmaceuticals, Inc. *	14	9,574
Vertex Pharmaceuticals, Inc. *	16	6,484
		41,593
Broadline Retail — 7.7%
Amazon.com, Inc. *	600	131,679
Building Products — 0.8%
Builders FirstSource, Inc. *	27	3,805
Trane Technologies plc	28	10,413
		14,218
Capital Markets — 2.6%
Ameriprise Financial, Inc.	18	9,421
Charles Schwab Corp. (The)	119	8,844
Goldman Sachs Group, Inc. (The)	15	8,310
KKR & Co., Inc.	87	12,827
S&P Global, Inc.	10	5,119
		44,521
Chemicals — 0.5%
Linde plc	20	8,573
Communications Equipment — 0.9%
Arista Networks, Inc. *	139	15,364
Construction & Engineering — 0.4%
Quanta Services, Inc.	20	6,220
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	11	5,489
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	16	15,079
US Foods Holding Corp. *	98	6,589
		21,668
Electric Utilities — 0.8%
NextEra Energy, Inc.	77	5,475
PG&E Corp.	233	4,704
Southern Co. (The)	44	3,650
		13,829
Electrical Equipment — 0.4%
Eaton Corp. plc	18	5,992
Energy Equipment & Services — 0.6%
Baker Hughes Co.	230	9,438
Entertainment — 0.8%
Netflix, Inc. *	6	5,612
Walt Disney Co. (The)	70	7,755
		13,367
Financial Services — 4.2%
Block, Inc. *	106	9,012
Mastercard, Inc., Class A	95	50,337
Visa, Inc., Class A	36	11,278
		70,627
Ground Transportation — 1.3%
CSX Corp.	349	11,250
Uber Technologies, Inc. *	175	10,586
		21,836
Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp. *	79	7,066
Stryker Corp.	21	7,373
		14,439
Health Care Providers & Services — 1.1%
Cigna Group (The)	15	4,244
UnitedHealth Group, Inc.	30	15,222
		19,466
Health Care REITs — 0.4%
Ventas, Inc.	122	7,201
Hotels, Restaurants & Leisure — 3.4%
Booking Holdings, Inc.	1	5,405
Chipotle Mexican Grill, Inc. *	190	11,483
DoorDash, Inc., Class A *	79	13,226
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Holdings, Inc.	64	15,780
McDonald's Corp.	43	12,309
		58,203
Insurance — 1.2%
Arthur J Gallagher & Co.	29	8,160
Progressive Corp. (The)	54	12,881
		21,041
Interactive Media & Services — 10.5%
Alphabet, Inc., Class A	272	51,390
Alphabet, Inc., Class C	203	38,684
Meta Platforms, Inc., Class A	140	81,831
Pinterest, Inc., Class A *	245	7,116
		179,021
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	13	6,889
Machinery — 0.6%
Ingersoll Rand, Inc.	63	5,694
Otis Worldwide Corp.	48	4,490
		10,184
Media — 0.2%
Sirius XM Holdings, Inc. (a)	135	3,072
Oil, Gas & Consumable Fuels — 0.3%
ConocoPhillips	47	4,703
Pharmaceuticals — 2.4%
Eli Lilly & Co.	42	32,515
Merck & Co., Inc.	80	7,964
		40,479
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	61	7,841
Semiconductors & Semiconductor Equipment — 17.3%
Advanced Micro Devices, Inc. *	63	7,570
Analog Devices, Inc.	35	7,572
ASML Holding NV (Registered), NYRS (Netherlands)	11	7,554
Broadcom, Inc.	152	35,384
Lam Research Corp.	113	8,141
Marvell Technology, Inc.	88	9,685
Microchip Technology, Inc.	147	8,425
Micron Technology, Inc.	72	6,085
NVIDIA Corp.	1,384	185,831
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (China)	40	8,276
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	48	9,474
		293,997
Software — 17.2%
Adobe, Inc. *	10	4,524
AppLovin Corp., Class A *	16	4,986
Cadence Design Systems, Inc. *	41	12,394
Crowdstrike Holdings, Inc., Class A *	22	7,488
Microsoft Corp.	449	189,385
Oracle Corp.	124	20,561
Salesforce, Inc.	89	29,866
ServiceNow, Inc. *	22	23,083
		292,287
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	29	5,066
Equinix, Inc.	5	5,204
		10,270
Specialty Retail — 1.8%
Burlington Stores, Inc. *	29	8,260
Lowe's Cos., Inc.	90	22,165
		30,425
Technology Hardware, Storage & Peripherals — 9.7%
Apple, Inc.	591	147,953
Dell Technologies, Inc., Class C	44	5,085
Hewlett Packard Enterprise Co.	297	6,350
Seagate Technology Holdings plc	69	5,912
		165,300
Total Common Stocks (Cost $822,484)		1,683,418
Short-Term Investments — 2.7%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (b) (c) (Cost $44,882)	44,866	44,884
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	43

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c) (Cost $1,527)	1,527	1,527
Total Short-Term Investments (Cost $46,409)		46,411
Total Investments — 101.6% (Cost $868,893)		1,729,829
Liabilities in Excess of Other Assets — (1.6)%		(28,026)
NET ASSETS — 100.0%		1,701,803

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $1,481.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	43	03/21/2025	USD	12,760	(7)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Large Cap Funds	December 31, 2024

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 121.9%
Common Stocks — 120.5%
Aerospace & Defense — 3.7%
Boeing Co. (The) *	73	12,875
Howmet Aerospace, Inc. (a)	411	44,981
Northrop Grumman Corp.	32	14,932
TransDigm Group, Inc.	25	31,967
		104,755
Air Freight & Logistics — 0.3%
FedEx Corp.	32	9,064
Banks — 4.0%
Bank of America Corp. (a)	376	16,519
Fifth Third Bancorp	567	23,954
Truist Financial Corp.	337	14,628
Wells Fargo & Co. (a)	838	58,867
		113,968
Beverages — 2.0%
Coca-Cola Co. (The) (a)	269	16,725
Keurig Dr Pepper, Inc.	211	6,787
Monster Beverage Corp. *	110	5,781
PepsiCo, Inc. (a)	192	29,216
		58,509
Biotechnology — 3.7%
AbbVie, Inc. (a)	247	43,954
Neurocrine Biosciences, Inc. *	43	5,812
Regeneron Pharmaceuticals, Inc. *	29	20,756
Sarepta Therapeutics, Inc. *	135	16,345
Vertex Pharmaceuticals, Inc. * (a)	50	20,277
		107,144
Broadline Retail — 5.6%
Amazon.com, Inc. * (a)	725	158,964
Building Products — 1.5%
Carrier Global Corp.	58	3,922
Trane Technologies plc	106	39,212
		43,134
Capital Markets — 3.1%
Ameriprise Financial, Inc.	47	25,181
Charles Schwab Corp. (The) (a)	235	17,351
CME Group, Inc.	12	2,846
Goldman Sachs Group, Inc. (The) (a)	71	40,580
Raymond James Financial, Inc.	12	1,889
		87,847
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 1.3%
Air Products and Chemicals, Inc.	18	5,414
Linde plc	69	28,805
Sherwin-Williams Co. (The)	11	3,739
		37,958
Communications Equipment — 0.2%
Arista Networks, Inc. *	49	5,408
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	51	26,537
Consumer Finance — 0.5%
Capital One Financial Corp.	77	13,663
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	18	16,212
Maplebear, Inc. *	38	1,575
		17,787
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	450	10,258
Electric Utilities — 3.2%
Entergy Corp.	189	14,350
NextEra Energy, Inc. (a)	390	27,956
PG&E Corp.	817	16,487
Southern Co. (The)	404	33,235
		92,028
Electrical Equipment — 1.0%
AMETEK, Inc.	49	8,881
Eaton Corp. plc	48	15,825
Emerson Electric Co.	24	3,041
		27,747
Energy Equipment & Services — 0.2%
Baker Hughes Co. (a)	164	6,747
Entertainment — 2.2%
Take-Two Interactive Software, Inc. *	46	8,494
Walt Disney Co. (The) (a)	285	31,688
Warner Bros Discovery, Inc. *	339	3,586
Warner Music Group Corp., Class A	594	18,414
		62,182
Financial Services — 7.9%
Affirm Holdings, Inc. *	61	3,743
Berkshire Hathaway, Inc., Class B *	33	14,903
Block, Inc. *	328	27,845
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	45

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Financial Services — continued
Corpay, Inc. *	74	25,016
Fidelity National Information Services, Inc.	328	26,514
Fiserv, Inc. *	87	17,965
Jack Henry & Associates, Inc.	13	2,263
Mastercard, Inc., Class A (a)	170	89,623
WEX, Inc. *	104	18,163
		226,035
Food Products — 0.6%
Mondelez International, Inc., Class A (a)	282	16,867
Ground Transportation — 1.7%
Norfolk Southern Corp. (a)	106	24,950
Union Pacific Corp.	43	9,693
XPO, Inc. *	97	12,683
		47,326
Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp. * (a)	261	23,311
Edwards Lifesciences Corp. *	55	4,060
Intuitive Surgical, Inc. *	30	15,801
Stryker Corp.	77	27,597
		70,769
Health Care Providers & Services — 2.5%
HCA Healthcare, Inc.	11	3,215
Humana, Inc.	6	1,689
McKesson Corp.	3	1,548
UnitedHealth Group, Inc. (a)	129	65,162
		71,614
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc.	100	9,789
Ventas, Inc.	325	19,103
		28,892
Hotels, Restaurants & Leisure — 5.2%
Booking Holdings, Inc.	4	19,049
Carnival Corp. *	611	15,220
Chipotle Mexican Grill, Inc. *	192	11,554
Darden Restaurants, Inc.	43	8,059
DoorDash, Inc., Class A *	21	3,552
Hilton Worldwide Holdings, Inc. (a)	95	23,625
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
McDonald's Corp. (a)	119	34,401
Yum! Brands, Inc. (a)	240	32,275
		147,735
Household Durables — 0.1%
Lennar Corp., Class A	15	2,072
Household Products — 0.6%
Church & Dwight Co., Inc.	106	11,061
Procter & Gamble Co. (The) (a)	44	7,406
		18,467
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	20	2,735
Industrial Conglomerates — 0.9%
Honeywell International, Inc. (a)	114	25,697
Insurance — 3.3%
Aon plc, Class A	100	35,980
Arthur J Gallagher & Co.	120	33,944
Chubb Ltd.	17	4,764
Principal Financial Group, Inc.	15	1,189
Progressive Corp. (The) (a)	46	10,996
Ryan Specialty Holdings, Inc.	70	4,516
Travelers Cos., Inc. (The)	12	2,743
		94,132
Interactive Media & Services — 7.2%
Alphabet, Inc., Class C	99	18,881
Alphabet, Inc., Class A (a)	443	83,745
Meta Platforms, Inc., Class A (a)	173	101,427
Pinterest, Inc., Class A *	90	2,605
		206,658
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	169	13,034
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	15	2,055
Thermo Fisher Scientific, Inc. (a)	61	31,531
		33,586
Machinery — 1.8%
Ingersoll Rand, Inc.	342	30,962
Otis Worldwide Corp.	233	21,541
		52,503
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Media — 0.3%
Sirius XM Holdings, Inc.	401	9,146
Multi-Utilities — 1.4%
Ameren Corp.	65	5,750
CMS Energy Corp.	147	9,818
Dominion Energy, Inc.	284	15,301
NiSource, Inc.	240	8,832
		39,701
Oil, Gas & Consumable Fuels — 3.9%
Cheniere Energy, Inc.	41	8,781
Chevron Corp.	19	2,801
ConocoPhillips (a)	239	23,722
Diamondback Energy, Inc.	12	1,955
EOG Resources, Inc.	12	1,421
EQT Corp.	40	1,862
Exxon Mobil Corp. (a)	525	56,444
TC Energy Corp. (Canada)	337	15,657
		112,643
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co. (a)	393	22,248
Elanco Animal Health, Inc. *	569	6,893
Eli Lilly & Co. (a)	37	28,438
Johnson & Johnson	94	13,602
		71,181
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	119	15,344
Residential REITs — 0.3%
American Homes 4 Rent, Class A	181	6,753
Equity LifeStyle Properties, Inc.	19	1,285
		8,038
Semiconductors & Semiconductor Equipment — 17.0%
Advanced Micro Devices, Inc. *	39	4,657
Analog Devices, Inc.	125	26,587
ASML Holding NV (Registered), NYRS (Netherlands)	29	20,390
Broadcom, Inc.	220	50,998
Lam Research Corp.	18	1,285
Marvell Technology, Inc.	85	9,421
Microchip Technology, Inc.	490	28,123
Micron Technology, Inc.	296	24,914
NVIDIA Corp. (a)	1,626	218,408
NXP Semiconductors NV (China)	144	29,844
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
ON Semiconductor Corp. *	93	5,858
Qorvo, Inc. *	34	2,347
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	168	33,231
Texas Instruments, Inc. (a)	156	29,181
		485,244
Software — 11.3%
Cadence Design Systems, Inc. *	19	5,728
Microsoft Corp. (a)	502	211,487
Oracle Corp.	23	3,823
Roper Technologies, Inc.	10	5,288
Salesforce, Inc. (a)	171	57,177
ServiceNow, Inc. *	37	39,091
Synopsys, Inc. *	3	1,370
		323,964
Specialized REITs — 1.3%
American Tower Corp.	14	2,630
Digital Realty Trust, Inc.	183	32,468
SBA Communications Corp.	14	2,725
		37,823
Specialty Retail — 3.7%
AutoZone, Inc. *	4	11,159
Best Buy Co., Inc.	87	7,443
Burlington Stores, Inc. *	102	29,167
Lowe's Cos., Inc. (a)	194	47,951
Ross Stores, Inc.	57	8,592
		104,312
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc. (a)	548	137,237
Hewlett Packard Enterprise Co.	340	7,263
Seagate Technology Holdings plc	185	15,926
Western Digital Corp. * (a)	439	26,200
		186,626
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	33	7,284
Total Common Stocks (Cost $2,208,832)		3,443,128
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	47

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (b) (c)(Cost $40,267)	40,253	40,269
Total Long Positions (Cost $2,249,099)		3,483,397
Short Positions — (22.4)%
Common Stocks — (22.4)%
Aerospace & Defense — (0.6)%
General Dynamics Corp.	(16)	(4,206)
Huntington Ingalls Industries, Inc.	(26)	(4,918)
Lockheed Martin Corp.	(18)	(8,984)
(18,108)
Air Freight & Logistics — (0.2)%
Expeditors International of Washington, Inc.	(48)	(5,352)
Automobiles — (0.2)%
Ford Motor Co.	(689)	(6,817)
Banks — (0.4)%
Citizens Financial Group, Inc.	(90)	(3,940)
Huntington Bancshares, Inc.	(438)	(7,123)
(11,063)
Beverages — (0.3)%
Constellation Brands, Inc., Class A	(12)	(2,600)
Molson Coors Beverage Co., Class B	(89)	(5,106)
(7,706)
Biotechnology — (0.2)%
Amgen, Inc.	(21)	(5,528)
Building Products — (0.3)%
Johnson Controls International plc	(109)	(8,589)
Capital Markets — (1.2)%
Blackrock, Inc.	(4)	(4,429)
Cboe Global Markets, Inc.	(15)	(2,889)
FactSet Research Systems, Inc.	(13)	(6,177)
Franklin Resources, Inc.	(276)	(5,604)
Moody's Corp.	(16)	(7,625)
State Street Corp.	(77)	(7,554)
(34,278)
Chemicals — (0.1)%
Eastman Chemical Co.	(28)	(2,568)
Commercial Services & Supplies — (0.4)%
Cintas Corp.	(24)	(4,407)
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — continued
Republic Services, Inc.	(7)	(1,386)
Waste Management, Inc.	(31)	(6,310)
(12,103)
Communications Equipment — (0.2)%
Cisco Systems, Inc.	(108)	(6,365)
Consumer Staples Distribution & Retail — (0.7)%
Dollar General Corp.	(72)	(5,460)
Sysco Corp.	(181)	(13,825)
Walgreens Boots Alliance, Inc.	(101)	(946)
(20,231)
Containers & Packaging — (0.1)%
International Paper Co.	(73)	(3,933)
Diversified Telecommunication Services — (0.1)%
Verizon Communications, Inc.	(71)	(2,826)
Electric Utilities — (1.8)%
American Electric Power Co., Inc.	(134)	(12,356)
Constellation Energy Corp.	(12)	(2,735)
Duke Energy Corp.	(67)	(7,236)
Edison International	(48)	(3,840)
Eversource Energy	(143)	(8,215)
Exelon Corp.	(78)	(2,939)
FirstEnergy Corp.	(240)	(9,540)
Pinnacle West Capital Corp.	(31)	(2,603)
PPL Corp.	(88)	(2,868)
(52,332)
Electrical Equipment — (0.1)%
Rockwell Automation, Inc.	(11)	(3,022)
Electronic Equipment, Instruments & Components — (0.1)%
Corning, Inc.	(58)	(2,752)
Energy Equipment & Services — (0.2)%
Halliburton Co.	(177)	(4,809)
Entertainment — (0.6)%
Electronic Arts, Inc.	(77)	(11,264)
Netflix, Inc. *	(8)	(6,787)
(18,051)
Financial Services — (0.7)%
PayPal Holdings, Inc. *	(102)	(8,665)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Financial Services — continued
Voya Financial, Inc.	(81)	(5,579)
Western Union Co. (The)	(543)	(5,757)
(20,001)
Food Products — (0.2)%
Conagra Brands, Inc.	(45)	(1,257)
Kraft Heinz Co. (The)	(183)	(5,603)
(6,860)
Gas Utilities — (0.1)%
National Fuel Gas Co.	(23)	(1,417)
Health Care Equipment & Supplies — (0.2)%
Dentsply Sirona, Inc.	(120)	(2,275)
Zimmer Biomet Holdings, Inc.	(39)	(4,141)
(6,416)
Health Care Providers & Services — (0.6)%
Centene Corp. *	(51)	(3,092)
Elevance Health, Inc.	(13)	(4,713)
Henry Schein, Inc. *	(89)	(6,149)
Molina Healthcare, Inc. *	(9)	(2,824)
(16,778)
Hotels, Restaurants & Leisure — (0.2)%
Choice Hotels International, Inc.	(30)	(4,241)
Starbucks Corp.	(29)	(2,635)
(6,876)
Insurance — (1.7)%
Aflac, Inc.	(50)	(5,157)
Allstate Corp. (The)	(41)	(7,876)
American International Group, Inc.	(107)	(7,780)
Globe Life, Inc.	(38)	(4,303)
Hartford Financial Services Group, Inc. (The)	(37)	(4,040)
Kinsale Capital Group, Inc.	(9)	(4,088)
RenaissanceRe Holdings Ltd. (Bermuda)	(26)	(6,451)
Willis Towers Watson plc	(9)	(2,828)
WR Berkley Corp.	(107)	(6,294)
(48,817)
IT Services — (0.7)%
Infosys Ltd. (India)	(185)	(4,052)
International Business Machines Corp.	(77)	(16,941)
(20,993)
INVESTMENTS	SHARES (000)	VALUE ($000)

Life Sciences Tools & Services — (0.4)%
Revvity, Inc.	(51)	(5,693)
Waters Corp. *	(11)	(4,264)
(9,957)
Machinery — (0.8)%
Donaldson Co., Inc.	(96)	(6,438)
IDEX Corp.	(6)	(1,293)
Illinois Tool Works, Inc.	(46)	(11,743)
Stanley Black & Decker, Inc.	(26)	(2,060)
(21,534)
Media — (0.8)%
Fox Corp., Class A	(329)	(15,987)
Interpublic Group of Cos., Inc. (The)	(211)	(5,920)
(21,907)
Multi-Utilities — (0.4)%
CenterPoint Energy, Inc.	(157)	(4,967)
Consolidated Edison, Inc.	(57)	(5,108)
(10,075)
Office REITs — (0.0)% ^
SL Green Realty Corp.	—	—
Oil, Gas & Consumable Fuels — (0.8)%
Enbridge, Inc. (Canada)	(75)	(3,177)
Kinder Morgan, Inc.	(111)	(3,046)
Occidental Petroleum Corp.	(145)	(7,168)
ONEOK, Inc.	(30)	(3,057)
Phillips 66	(13)	(1,420)
Valero Energy Corp.	(42)	(5,163)
(23,031)
Pharmaceuticals — (0.6)%
Merck & Co., Inc.	(58)	(5,784)
Pfizer, Inc.	(184)	(4,878)
Zoetis, Inc.	(47)	(7,730)
(18,392)
Professional Services — (0.9)%
Automatic Data Processing, Inc.	(10)	(2,820)
Dayforce, Inc. *	(91)	(6,627)
Paychex, Inc.	(25)	(3,584)
Paycom Software, Inc.	(39)	(7,977)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	49

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Professional Services — continued
TransUnion	(28)	(2,562)
Verisk Analytics, Inc.	(10)	(2,778)
(26,348)
Residential REITs — (0.2)%
Essex Property Trust, Inc.	(5)	(1,487)
Mid-America Apartment Communities, Inc.	(34)	(5,281)
(6,768)
Retail REITs — (0.6)%
NNN REIT, Inc.	(164)	(6,729)
Realty Income Corp.	(101)	(5,380)
Simon Property Group, Inc.	(28)	(4,779)
(16,888)
Semiconductors & Semiconductor Equipment — (2.2)%
Applied Materials, Inc.	(123)	(19,932)
ARM Holdings plc *	(66)	(8,090)
Intel Corp.	(385)	(7,716)
Monolithic Power Systems, Inc.	(2)	(1,453)
QUALCOMM, Inc.	(140)	(21,515)
Teradyne, Inc.	(20)	(2,549)
(61,255)
Software — (0.5)%
Adobe, Inc. *	(5)	(2,281)
Bill Holdings, Inc. *	(16)	(1,311)
Intuit, Inc.	(2)	(1,430)
Workday, Inc., Class A *	(33)	(8,473)
(13,495)
Specialized REITs — (0.1)%
Extra Space Storage, Inc.	(17)	(2,553)
Specialty Retail — (0.4)%
Home Depot, Inc. (The)	(26)	(9,936)
Technology Hardware, Storage & Peripherals — (0.8)%
HP, Inc.	(290)	(9,464)
NetApp, Inc.	(121)	(14,020)
(23,484)
INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — (0.3)%
NIKE, Inc., Class B	(103)	(7,754)
VF Corp.	(68)	(1,464)
		(9,218)
Trading Companies & Distributors — (0.4)%
Fastenal Co.	(159)	(11,399)
Total Common Stocks (Proceeds $(658,216))		(640,831)
Total Short Positions (Proceeds $(658,216))		(640,831)
Total Investments — 99.5% (Cost $1,590,883)		2,842,566
Other Assets Less Liabilities — 0.5%		14,675
Net Assets — 100.0%		2,857,241

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $867,605.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Large Cap Funds	December 31, 2024

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	557	60,988
Northrop Grumman Corp.	36	16,862
Textron, Inc.	349	26,668
TransDigm Group, Inc.	42	52,993
		157,511
Air Freight & Logistics — 0.8%
FedEx Corp.	115	32,445
United Parcel Service, Inc., Class B	413	52,076
		84,521
Automobile Components — 0.1%
Aptiv plc (Jersey) *	182	11,010
Automobiles — 2.0%
Tesla, Inc. *	520	209,796
Banks — 3.7%
Bank of America Corp.	2,707	118,970
Citigroup, Inc.	453	31,917
Fifth Third Bancorp	1,032	43,622
Truist Financial Corp.	1,232	53,447
US Bancorp	674	32,213
Wells Fargo & Co.	1,359	95,458
		375,627
Beverages — 1.7%
Coca-Cola Co. (The)	1,027	63,966
Keurig Dr Pepper, Inc.	645	20,729
PepsiCo, Inc.	625	94,992
		179,687
Biotechnology — 2.3%
AbbVie, Inc.	686	121,896
Biogen, Inc. *	74	11,273
Neurocrine Biosciences, Inc. *	63	8,568
Regeneron Pharmaceuticals, Inc. *	70	50,159
Sarepta Therapeutics, Inc. *	30	3,710
Vertex Pharmaceuticals, Inc. *	113	45,391
		240,997
Broadline Retail — 4.6%
Amazon.com, Inc. *	2,144	470,340
Building Products — 1.5%
Carrier Global Corp.	624	42,622
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Masco Corp.	351	25,446
Trane Technologies plc	239	88,382
		156,450
Capital Markets — 2.3%
Ameriprise Financial, Inc.	68	36,222
Charles Schwab Corp. (The)	538	39,809
CME Group, Inc.	258	59,888
Goldman Sachs Group, Inc. (The)	129	74,002
KKR & Co., Inc.	146	21,578
		231,499
Chemicals — 1.6%
Dow, Inc.	793	31,802
Linde plc	185	77,625
LyondellBasell Industries NV, Class A	278	20,665
PPG Industries, Inc.	183	21,815
Sherwin-Williams Co. (The)	27	9,335
		161,242
Communications Equipment — 0.4%
Arista Networks, Inc. *	208	22,954
Motorola Solutions, Inc.	34	15,988
		38,942
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	32	16,379
Consumer Finance — 0.3%
American Express Co.	95	28,213
Consumer Staples Distribution & Retail — 0.5%
Costco Wholesale Corp.	59	53,676
Distributors — 0.0% ^
LKQ Corp.	56	2,068
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	1,604	36,531
Electric Utilities — 2.1%
NextEra Energy, Inc.	1,128	80,842
NRG Energy, Inc.	44	3,964
PG&E Corp.	2,455	49,551
Southern Co. (The)	989	81,444
		215,801
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	51

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 0.4%
AMETEK, Inc.	35	6,384
Eaton Corp. plc	108	35,684
		42,068
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity plc (Switzerland)	64	9,082
Energy Equipment & Services — 0.2%
Baker Hughes Co.	635	26,050
Entertainment — 0.5%
Walt Disney Co. (The)	401	44,688
Warner Music Group Corp., Class A	323	10,009
		54,697
Financial Services — 5.9%
Berkshire Hathaway, Inc., Class B *	335	152,100
Block, Inc. *	179	15,210
Corpay, Inc. *	129	43,783
Fidelity National Information Services, Inc.	605	48,858
Mastercard, Inc., Class A	338	177,828
Visa, Inc., Class A	504	159,284
WEX, Inc. *	29	5,017
		602,080
Food Products — 0.7%
Mondelez International, Inc., Class A	1,150	68,678
Ground Transportation — 1.0%
CSX Corp.	1,185	38,235
Uber Technologies, Inc. *	794	47,885
Union Pacific Corp.	74	16,905
		103,025
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	166	18,811
Baxter International, Inc.	182	5,301
Boston Scientific Corp. *	602	53,727
Edwards Lifesciences Corp. *	104	7,723
Medtronic plc	560	44,712
Stryker Corp.	198	71,290
		201,564
Health Care Providers & Services — 2.0%
Cigna Group (The)	109	30,141
HCA Healthcare, Inc.	33	9,931
Humana, Inc.	60	15,100
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
McKesson Corp.	27	15,342
UnitedHealth Group, Inc.	276	139,543
		210,057
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	51	4,975
Ventas, Inc.	677	39,869
Welltower, Inc.	204	25,662
		70,506
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	10	50,454
Carnival Corp. *	595	14,827
Chipotle Mexican Grill, Inc. *	853	51,423
DoorDash, Inc., Class A *	69	11,490
Expedia Group, Inc. *	162	30,238
Hilton Worldwide Holdings, Inc.	188	46,434
McDonald's Corp.	325	94,139
Royal Caribbean Cruises Ltd.	90	20,757
Yum! Brands, Inc.	374	50,241
		370,003
Household Durables — 0.1%
Lennar Corp., Class A	101	13,774
Household Products — 0.3%
Church & Dwight Co., Inc.	298	31,247
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	70	9,675
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	335	75,742
Industrial REITs — 0.4%
Prologis, Inc.	368	38,871
Insurance — 1.8%
Aon plc, Class A	144	51,923
Arthur J Gallagher & Co.	155	43,954
MetLife, Inc.	135	11,060
Principal Financial Group, Inc.	154	11,902
Progressive Corp. (The)	289	69,179
		188,018
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A	1,214	229,796
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — continued
Alphabet, Inc., Class C	784	149,405
Meta Platforms, Inc., Class A	520	304,379
		683,580
IT Services — 0.7%
Accenture plc, Class A (Ireland)	58	20,622
Cognizant Technology Solutions Corp., Class A	623	47,889
		68,511
Life Sciences Tools & Services — 1.2%
Danaher Corp.	127	29,049
Thermo Fisher Scientific, Inc.	173	90,113
		119,162
Machinery — 1.8%
Caterpillar, Inc.	96	34,995
Deere & Co.	161	68,111
Ingersoll Rand, Inc.	225	20,341
Otis Worldwide Corp.	511	47,286
PACCAR, Inc.	161	16,755
		187,488
Media — 0.9%
Charter Communications, Inc., Class A *	64	21,841
Comcast Corp., Class A	1,662	62,368
Sirius XM Holdings, Inc.	259	5,908
		90,117
Metals & Mining — 0.1%
Nucor Corp.	75	8,718
Multi-Utilities — 0.1%
Dominion Energy, Inc.	187	10,059
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	740	73,365
Diamondback Energy, Inc.	172	28,244
EOG Resources, Inc.	358	43,921
Exxon Mobil Corp.	1,397	150,266
		295,796
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	359	21,735
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	82	6,125
Kenvue, Inc.	1,114	23,789
		29,914
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	1,204	68,079
Eli Lilly & Co.	144	111,248
Johnson & Johnson	344	49,679
Merck & Co., Inc.	251	25,001
		254,007
Professional Services — 0.3%
Leidos Holdings, Inc.	247	35,624
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	270	17,992
Semiconductors & Semiconductor Equipment — 12.2%
Advanced Micro Devices, Inc. *	334	40,303
Analog Devices, Inc.	352	74,724
Broadcom, Inc.	766	177,674
Lam Research Corp.	505	36,478
Marvell Technology, Inc.	70	7,691
Micron Technology, Inc.	534	44,921
NVIDIA Corp.	5,397	724,788
NXP Semiconductors NV (China)	326	67,770
Texas Instruments, Inc.	406	76,199
		1,250,548
Software — 10.2%
Adobe, Inc. *	31	13,964
Cadence Design Systems, Inc. *	56	16,913
Fair Isaac Corp. *	5	10,208
Intuit, Inc.	69	43,143
Microsoft Corp.	1,709	720,185
Oracle Corp.	306	51,014
Salesforce, Inc.	313	104,561
ServiceNow, Inc. *	80	85,276
		1,045,264
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	221	39,198
Equinix, Inc.	8	6,969
SBA Communications Corp.	143	29,201
		75,368
Specialty Retail — 2.6%
AutoZone, Inc. *	21	68,865
Best Buy Co., Inc.	222	19,031
Burlington Stores, Inc. *	99	28,228
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	53

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Lowe's Cos., Inc.	405	99,878
Ross Stores, Inc.	364	55,102
		271,104
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc.	2,965	742,506
Hewlett Packard Enterprise Co.	866	18,492
Seagate Technology Holdings plc	456	39,389
Western Digital Corp. *	296	17,640
		818,027
Tobacco — 0.5%
Altria Group, Inc.	356	18,599
Philip Morris International, Inc.	253	30,493
		49,092
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	14	9,491
Total Common Stocks (Cost $5,632,407)		10,127,024
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $134,346)	134,307	134,361
Total Investments — 100.0% (Cost $5,766,753)		10,261,385
Other Assets in Excess of Liabilities — 0.0% ^		4,451
NET ASSETS — 100.0%		10,265,836

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	458	03/21/2025	USD	135,906	(4,079)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Large Cap Funds	December 31, 2024

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.9%
Aerospace & Defense — 1.4%
Howmet Aerospace, Inc.	30	3,313
Automobiles — 1.4%
Tesla, Inc. *	8	3,227
Banks — 4.1%
Bank of America Corp.	67	2,935
Fifth Third Bancorp	42	1,769
Truist Financial Corp.	44	1,907
Wells Fargo & Co.	44	3,124
		9,735
Biotechnology — 4.2%
AbbVie, Inc.	28	4,980
Regeneron Pharmaceuticals, Inc. *	3	2,003
Sarepta Therapeutics, Inc. *	7	907
Vertex Pharmaceuticals, Inc. *	5	2,048
		9,938
Broadline Retail — 4.8%
Amazon.com, Inc. *	51	11,302
Building Products — 1.7%
Trane Technologies plc	11	4,114
Capital Markets — 1.9%
Charles Schwab Corp. (The)	32	2,388
Goldman Sachs Group, Inc. (The)	4	2,111
		4,499
Chemicals — 1.3%
Linde plc	7	3,075
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	113	2,562
Electric Utilities — 1.7%
NextEra Energy, Inc.	28	2,004
PG&E Corp.	101	2,045
		4,049
Entertainment — 1.8%
Walt Disney Co. (The)	28	3,133
Warner Music Group Corp., Class A	34	1,042
		4,175
Financial Services — 7.2%
Block, Inc. *	29	2,471
Corpay, Inc. *	7	2,334
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — continued
Fidelity National Information Services, Inc.	35	2,873
Mastercard, Inc., Class A	18	9,416
		17,094
Ground Transportation — 1.2%
CSX Corp.	87	2,816
Health Care Equipment & Supplies — 3.0%
Boston Scientific Corp. *	21	1,861
Edwards Lifesciences Corp. *	19	1,374
Stryker Corp.	10	3,735
		6,970
Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	10	5,203
Health Care REITs — 1.5%
Alexandria Real Estate Equities, Inc.	16	1,590
Ventas, Inc.	35	2,024
		3,614
Hotels, Restaurants & Leisure — 2.9%
Chipotle Mexican Grill, Inc. *	46	2,760
Darden Restaurants, Inc.	10	1,933
Hilton Worldwide Holdings, Inc.	8	2,040
		6,733
Household Products — 1.7%
Procter & Gamble Co. (The)	25	4,132
Insurance — 3.8%
Aon plc, Class A	8	2,799
Arthur J Gallagher & Co.	9	2,723
MetLife, Inc.	23	1,866
Travelers Cos., Inc. (The)	7	1,644
		9,032
Interactive Media & Services — 3.8%
Alphabet, Inc., Class A	47	8,882
IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A	23	1,737
Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.	8	3,991
Machinery — 3.0%
Deere & Co.	4	1,612
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	55

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Ingersoll Rand, Inc.	32	2,890
Otis Worldwide Corp.	27	2,482
		6,984
Media — 0.7%
Charter Communications, Inc., Class A *	5	1,620
Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co.	45	2,571
Semiconductors & Semiconductor Equipment — 13.7%
Analog Devices, Inc.	14	2,854
ASML Holding NV (Registered), NYRS (Netherlands)	2	1,420
Broadcom, Inc.	7	1,685
Marvell Technology, Inc.	3	352
Microchip Technology, Inc.	26	1,496
Micron Technology, Inc.	21	1,767
NVIDIA Corp.	132	17,739
NXP Semiconductors NV (China)	11	2,346
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	14	2,633
		32,292
Software — 11.8%
Microsoft Corp.	47	19,959
Oracle Corp.	17	2,747
Roper Technologies, Inc.	4	2,203
Salesforce, Inc.	9	2,830
		27,739
Specialized REITs — 0.8%
Digital Realty Trust, Inc.	11	2,013
Specialty Retail — 3.4%
Burlington Stores, Inc. *	9	2,568
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Lowe's Cos., Inc.	15	3,680
Ross Stores, Inc.	12	1,764
		8,012
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	61	15,393
Western Digital Corp. *	30	1,772
		17,165
Total Common Stocks (Cost $170,311)		228,589
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $4,064)	4,063	4,065
Total Investments — 98.6% (Cost $174,375)		232,654
Other Assets in Excess of Liabilities — 1.4%		3,343
NET ASSETS — 100.0%		235,997

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	17	03/21/2025	USD	5,045	(1)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Large Cap Funds	December 31, 2024

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 3.3%
General Dynamics Corp.	314	82,759
Northrop Grumman Corp.	82	38,539
RTX Corp.	652	75,384
		196,682
Air Freight & Logistics — 1.4%
United Parcel Service, Inc., Class B	677	85,339
Banks — 8.6%
Bank of America Corp.	3,232	142,062
First Citizens BancShares, Inc., Class A	25	52,568
M&T Bank Corp.	365	68,588
PNC Financial Services Group, Inc. (The)	354	68,346
Wells Fargo & Co.	2,661	186,909
		518,473
Beverages — 0.7%
PepsiCo, Inc.	270	41,013
Biotechnology — 2.8%
AbbVie, Inc.	524	93,167
Regeneron Pharmaceuticals, Inc. *	58	41,307
Vertex Pharmaceuticals, Inc. *	90	36,162
		170,636
Building Products — 1.7%
Carrier Global Corp.	1,487	101,531
Capital Markets — 8.0%
Ares Management Corp.	337	59,600
Blackrock, Inc.	68	69,499
Blackstone, Inc.	415	71,643
Charles Schwab Corp. (The)	1,608	119,026
Goldman Sachs Group, Inc. (The)	69	39,660
Morgan Stanley	944	118,632
		478,060
Chemicals — 2.7%
Air Products and Chemicals, Inc.	348	101,029
Axalta Coating Systems Ltd. *	1,718	58,791
		159,820
Commercial Services & Supplies — 0.4%
Republic Services, Inc.	131	26,262
Construction Materials — 1.3%
Vulcan Materials Co.	298	76,632
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 2.6%
American Express Co.	310	91,971
Capital One Financial Corp.	355	63,297
		155,268
Consumer Staples Distribution & Retail — 1.4%
Walmart, Inc.	915	82,701
Containers & Packaging — 0.6%
Ball Corp.	699	38,530
Electric Utilities — 2.2%
Entergy Corp.	329	24,903
NextEra Energy, Inc.	936	67,109
Xcel Energy, Inc.	623	42,086
		134,098
Electrical Equipment — 1.6%
Eaton Corp. plc	288	95,665
Entertainment — 0.8%
Walt Disney Co. (The)	444	49,392
Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B *	308	139,854
Fiserv, Inc. *	408	83,740
		223,594
Food Products — 0.7%
Mondelez International, Inc., Class A	699	41,763
Ground Transportation — 3.0%
CSX Corp.	3,471	112,010
Union Pacific Corp.	293	66,803
		178,813
Health Care Equipment & Supplies — 2.3%
Becton Dickinson & Co.	175	39,584
Boston Scientific Corp. *	613	54,772
Medtronic plc	563	45,008
		139,364
Health Care Providers & Services — 4.4%
Cardinal Health, Inc.	155	18,353
Cigna Group (The)	213	58,689
Humana, Inc.	73	18,475
UnitedHealth Group, Inc.	301	152,237
Universal Health Services, Inc., Class B	88	15,838
		263,592
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	57

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.6%
Ventas, Inc.	659	38,797
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	1,487	26,053
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.	6	31,967
McDonald's Corp.	345	99,998
		131,965
Household Products — 1.2%
Procter & Gamble Co. (The)	440	73,763
Industrial REITs — 0.3%
Prologis, Inc.	143	15,128
Insurance — 3.3%
Chubb Ltd.	225	62,135
Hartford Financial Services Group, Inc. (The)	427	46,734
Marsh & McLennan Cos., Inc.	164	34,841
MetLife, Inc.	626	51,283
		194,993
Interactive Media & Services — 1.6%
Alphabet, Inc., Class C	245	46,660
Meta Platforms, Inc., Class A	81	47,617
		94,277
IT Services — 0.6%
International Business Machines Corp.	165	36,334
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	71	36,802
Machinery — 3.5%
Deere & Co.	142	60,180
Dover Corp.	485	90,984
Parker-Hannifin Corp.	96	61,297
		212,461
Media — 1.2%
Comcast Corp., Class A	1,866	70,025
Multi-Utilities — 2.1%
CMS Energy Corp.	859	57,291
Public Service Enterprise Group, Inc.	787	66,473
		123,764
Oil, Gas & Consumable Fuels — 7.0%
Chevron Corp.	772	111,887
ConocoPhillips	1,240	122,948
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
EOG Resources, Inc.	661	81,005
Exxon Mobil Corp.	938	100,886
		416,726
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	1,512	85,521
Eli Lilly & Co.	36	28,007
Johnson & Johnson	514	74,333
Merck & Co., Inc.	358	35,551
		223,412
Residential REITs — 0.3%
AvalonBay Communities, Inc.	92	20,292
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc. *	288	34,852
Analog Devices, Inc.	483	102,537
Micron Technology, Inc.	316	26,644
NXP Semiconductors NV (China)	297	61,658
Texas Instruments, Inc.	495	92,817
		318,508
Software — 1.5%
Microsoft Corp.	207	87,031
Specialty Retail — 6.5%
AutoZone, Inc. *	18	57,050
Home Depot, Inc. (The)	229	88,974
Lowe's Cos., Inc.	431	106,395
O'Reilly Automotive, Inc. *	37	43,520
TJX Cos., Inc. (The)	753	91,013
		386,952
Technology Hardware, Storage & Peripherals — 0.7%
Western Digital Corp. *	677	40,352
Tobacco — 1.7%
Philip Morris International, Inc.	848	102,053
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.	117	25,714
Total Common Stocks (Cost $4,426,987)		5,932,630
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $71,434)	71,416	71,445
Total Investments — 100.1% (Cost $4,498,421)		6,004,075
Liabilities in Excess of Other Assets — (0.1)%		(7,240)
NET ASSETS — 100.0%		5,996,835

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	59

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
ASSETS:
Investments in non-affiliates, at value	$43,878,745	$10,571,847	$6,230,811	$20,818,752
Investments in affiliates, at value	245,672	161,648	143,272	224,053
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	8,707	—	—
Options purchased, at value	—	—	—	245,392
Cash	659	—	359	45
Deposits at broker for futures contracts	—	1,359	—	12,405
Receivables:
Investment securities sold	—	57,749	115,436	541,955
Fund shares sold	18,875	1,257	5,289	49,289
Interest from non-affiliates	—	11	18,914	—
Dividends from non-affiliates	44,128	6,700	6,127	17,904
Dividends from affiliates	31	128	18	617
Securities lending income (See Note 2.C.)	—	2	—	—
Due from adviser	—	10	—	—
Total Assets	44,188,110	10,809,418	6,520,226	21,910,412
LIABILITIES:
Payables:
Distributions	—	—	1,216	—
Investment securities purchased	—	—	114,902	550,152
Collateral received on securities loaned (See Note 2.C.)	—	8,707	—	—
Fund shares redeemed	86,631	48,972	29,767	7,731
Variation margin on futures contracts	—	94	—	1,060
Outstanding options written, at fair value	—	—	—	246,468
Accrued liabilities:
Investment advisory fees	15,475	—	1,372	4,473
Administration fees	1,316	363	413	1,073
Distribution fees	1,542	278	328	690
Service fees	4,747	328	1,132	4,051
Custodian and accounting fees	251	46	38	96
Trustees’ and Chief Compliance Officer’s fees	— (a)	1	1	3
Other	1,451	172	365	512
Total Liabilities	111,413	58,961	149,534	816,309
Net Assets	$44,076,697	$10,750,457	$6,370,692	$21,094,103

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
NET ASSETS:
Paid-in-Capital	$27,350,991	$4,037,771	$6,439,754	$13,815,111
Total distributable earnings (loss)	16,725,706	6,712,686	(69,062)	7,278,992
Total Net Assets	$44,076,697	$10,750,457	$6,370,692	$21,094,103
Net Assets:
Class A	$4,564,944	$1,014,390	$569,337	$1,483,759
Class C	693,405	88,834	319,274	576,995
Class I	15,572,707	1,389,777	4,365,973	16,821,156
Class R2	94,046	—	—	—
Class R3	170,836	—	—	—
Class R4	160,859	—	—	—
Class R5	822,065	—	535	5,159
Class R6	21,997,835	8,257,456	1,115,573	2,207,034
Total	$44,076,697	$10,750,457	$6,370,692	$21,094,103
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	194,974	11,518	39,666	44,961
Class C	30,385	1,020	22,244	17,628
Class I	650,526	15,757	304,105	508,014
Class R2	4,041	—	—	—
Class R3	7,304	—	—	—
Class R4	6,725	—	—	—
Class R5	34,307	—	37	156
Class R6	919,004	93,594	77,719	66,496
Net Asset Value (a):
Class A — Redemption price per share	$23.41	$88.07	$14.35	$33.00
Class C — Offering price per share (b)	22.82	87.13	14.35	32.73
Class I — Offering and redemption price per share	23.94	88.20	14.36	33.11
Class R2 — Offering and redemption price per share	23.27	—	—	—
Class R3 — Offering and redemption price per share	23.39	—	—	—
Class R4 — Offering and redemption price per share	23.92	—	—	—
Class R5 — Offering and redemption price per share	23.96	—	14.36	33.17
Class R6 — Offering and redemption price per share	23.94	88.23	14.35	33.19
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$24.71	$92.95	$15.15	$34.83
Cost of investments in non-affiliates	$28,013,407	$3,715,463	$5,135,589	$11,952,717
Cost of investments in affiliates	245,668	56,302	143,270	224,053
Cost of options purchased	—	—	—	253,033
Investment securities on loan, at value (See Note 2.C.)	—	8,443	—	—
Cost of investment of cash collateral (See Note 2.C.)	—	8,707	—	—
Premiums received from options written	—	—	—	245,535

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	61

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
ASSETS:
Investments in non-affiliates, at value	$5,163,469	$2,987,757	$98,969,417	$4,849,413
Investments in affiliates, at value	70,122	92,702	4,845,716	27,046
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	—	4,824
Options purchased, at value	10,068	35,188	—	—
Restricted cash for exchange-traded options	92	41	—	—
Cash	256	296	17,815	396
Deposits at broker for futures contracts	4,013	4,659	—	—
Receivables:
Investment securities sold	6	25	1,482	17,458
Fund shares sold	3,787	6,361	338,601	8,543
Interest from non-affiliates	—	—	—	128
Dividends from non-affiliates	4,473	2,568	7,095	5,289
Dividends from affiliates	8	11	602	3
Securities lending income (See Note 2.C.)	—	—	1	— (a)
Other assets	—	—	2,411	—
Total Assets	5,256,294	3,129,608	104,183,140	4,913,100
LIABILITIES:
Payables:
Investment securities purchased	284	259	2,458	33,378
Collateral received on securities loaned (See Note 2.C.)	—	—	—	4,824
Fund shares redeemed	1,981	15,490	134,579	3,280
Variation margin on futures contracts	318	426	—	—
Outstanding options written, at fair value	37,181	7,400	—	—
Accrued liabilities:
Investment advisory fees	1,117	662	37,811	1,576
Administration fees	337	199	404	234
Distribution fees	212	114	2,498	132
Service fees	996	583	7,769	587
Custodian and accounting fees	39	25	226	20
Trustees’ and Chief Compliance Officer’s fees	1	1	9	1
Other	336	224	258	144
Total Liabilities	42,802	25,383	186,012	44,176
Net Assets	$5,213,492	$3,104,225	$103,997,128	$4,868,924

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
NET ASSETS:
Paid-in-Capital	$4,596,775	$2,578,768	$57,853,515	$4,284,389
Total distributable earnings (loss)	616,717	525,457	46,143,613	584,535
Total Net Assets	$5,213,492	$3,104,225	$103,997,128	$4,868,924
Net Assets:
Class A	$257,384	$142,254	$7,213,423	$309,791
Class C	243,769	132,110	1,026,914	81,003
Class I	4,158,213	2,448,253	25,680,771	2,258,519
Class R2	—	—	246,718	15,559
Class R3	—	—	779,783	14,163
Class R4	—	—	758,462	1,769
Class R5	769	29	969,125	35,646
Class R6	553,357	381,579	67,321,932	2,152,474
Total	$5,213,492	$3,104,225	$103,997,128	$4,868,924
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	13,891	7,384	93,246	15,369
Class C	13,193	6,880	20,369	4,279
Class I	224,152	126,875	322,147	114,962
Class R2	—	—	3,417	781
Class R3	—	—	10,014	723
Class R4	—	—	9,538	88
Class R5	41	2	11,722	1,787
Class R6	29,809	19,753	803,935	108,941
Net Asset Value (a):
Class A — Redemption price per share	$18.53	$19.27	$77.36	$20.16
Class C — Offering price per share (b)	18.48	19.20	50.41	18.93
Class I — Offering and redemption price per share	18.55	19.30	79.72	19.65
Class R2 — Offering and redemption price per share	—	—	72.18	19.91
Class R3 — Offering and redemption price per share	—	—	77.87	19.58
Class R4 — Offering and redemption price per share	—	—	79.52	20.18
Class R5 — Offering and redemption price per share	18.56	19.32	82.67	19.95
Class R6 — Offering and redemption price per share	18.56	19.32	83.74	19.76
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$19.56	$20.34	$81.65	$21.28
Cost of investments in non-affiliates	$3,541,005	$2,034,588	$54,323,329	$4,318,777
Cost of investments in affiliates	70,122	92,702	4,844,918	27,043
Cost of options purchased	76,567	27,070	—	—
Investment securities on loan, at value (See Note 2.C.)	—	—	—	4,709
Cost of investment of cash collateral (See Note 2.C.)	—	—	—	4,824
Premiums received from options written	83,359	26,666	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	63

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$163,385	$31,858,122	$1,683,418	$3,443,128
Investments in affiliates, at value	3,007	327,752	44,884	40,269
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	1,527	—
Cash	8	1,181	85	1,345
Deposits at broker for futures contracts	222	5,193	2,034	—
Receivables:
Investment securities sold	—	13,583	—	1,980
Fund shares sold	22	44,495	4,360	15,214
Dividends from non-affiliates	161	18,070	417	2,271
Dividends from affiliates	— (a)	41	6	5
Securities lending income (See Note 2.C.)	—	—	— (a)	—
Total Assets	166,805	32,268,437	1,736,731	3,504,212
LIABILITIES:
Payables:
Securities sold short, at value	—	—	—	640,831
Dividend expense to non-affiliates on securities sold short	—	—	—	643
Investment securities purchased	—	32,257	31,275	1,451
Interest expense to non-affiliates on securities sold short	—	—	—	319
Collateral received on securities loaned (See Note 2.C.)	—	—	1,527	—
Fund shares redeemed	227	52,420	1,228	1,933
Variation margin on futures contracts	12	408	203	—
Accrued liabilities:
Investment advisory fees	29	10,902	386	1,451
Administration fees	1	1,054	78	90
Distribution fees	12	1,149	73	131
Service fees	17	2,484	116	97
Custodian and accounting fees	6	137	9	23
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	1	1
Other	57	210	32	1
Total Liabilities	361	101,021	34,928	646,971
Net Assets	$166,444	$32,167,416	$1,701,803	$2,857,241

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
NET ASSETS:
Paid-in-Capital	$124,381	$18,193,027	$794,211	$1,608,429
Total distributable earnings (loss)	42,063	13,974,389	907,592	1,248,812
Total Net Assets	$166,444	$32,167,416	$1,701,803	$2,857,241
Net Assets:
Class A	$40,708	$2,844,216	$200,558	$351,689
Class C	2,072	518,027	11,831	78,737
Class I	79,213	5,523,602	247,873	1,779,988
Class L	—	3,671,688	—	—
Class R2	2,651	310,823	51,447	8,139
Class R3	—	252,114	—	—
Class R4	—	116,159	—	—
Class R5	3,839	1,289,898	165,376	47,190
Class R6	37,961	17,640,889	1,024,718	591,498
Total	$166,444	$32,167,416	$1,701,803	$2,857,241
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,376	115,048	2,410	17,673
Class C	72	22,197	150	5,183
Class I	2,637	222,404	2,885	84,341
Class L	—	147,416	—	—
Class R2	91	12,764	649	474
Class R3	—	10,254	—	—
Class R4	—	4,686	—	—
Class R5	127	51,760	1,971	2,197
Class R6	1,260	705,800	12,214	27,548
Net Asset Value (a):
Class A — Redemption price per share	$29.59	$24.72	$83.21	$19.90
Class C — Offering price per share (b)	28.76	23.34	78.96	15.19
Class I — Offering and redemption price per share	30.04	24.84	85.90	21.10
Class L — Offering and redemption price per share	—	24.91	—	—
Class R2 — Offering and redemption price per share	29.07	24.35	79.19	17.16
Class R3 — Offering and redemption price per share	—	24.59	—	—
Class R4 — Offering and redemption price per share	—	24.79	—	—
Class R5 — Offering and redemption price per share	30.13	24.92	83.94	21.48
Class R6 — Offering and redemption price per share	30.13	24.99	83.89	21.47
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$31.23	$26.09	$87.82	$21.00
Cost of investments in non-affiliates	$120,931	$18,167,551	$822,484	$2,208,832
Cost of investments in affiliates	3,007	327,749	44,882	40,267
Investment securities on loan, at value (See Note 2.C.)	—	—	1,481	—
Cost of investment of cash collateral (See Note 2.C.)	—	—	1,527	—
Proceeds from securities sold short	—	—	—	658,216

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	65

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
ASSETS:
Investments in non-affiliates, at value	$10,127,024	$228,589	$5,932,630
Investments in affiliates, at value	134,361	4,065	71,445
Cash	480	17	246
Deposits at broker for futures contracts	7,447	217	—
Receivables:
Investment securities sold	—	88,865	—
Fund shares sold	13,293	101	4,804
Dividends from non-affiliates	8,744	137	5,209
Dividends from affiliates	17	— (a)	9
Total Assets	10,291,366	321,991	6,014,343
LIABILITIES:
Payables:
Investment securities purchased	554	85,495	—
Fund shares redeemed	21,953	356	13,766
Variation margin on futures contracts	571	18	—
Accrued liabilities:
Investment advisory fees	1,780	47	1,943
Administration fees	371	5	297
Distribution fees	39	18	383
Service fees	119	7	887
Custodian and accounting fees	53	5	29
Trustees’ and Chief Compliance Officer’s fees	— (a)	1	1
Other	90	42	202
Total Liabilities	25,530	85,994	17,508
Net Assets	$10,265,836	$235,997	$5,996,835

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
NET ASSETS:
Paid-in-Capital	$5,703,882	$163,444	$4,483,433
Total distributable earnings (loss)	4,561,954	72,553	1,513,402
Total Net Assets	$10,265,836	$235,997	$5,996,835
Net Assets:
Class A	$175,852	$68,334	$1,371,976
Class C	—	4,623	119,978
Class I	1,208,937	91,238	2,601,316
Class R2	—	—	6,537
Class R3	—	—	9,850
Class R4	—	—	1,942
Class R5	—	—	14,873
Class R6	8,881,047	71,802	1,870,363
Total	$10,265,836	$235,997	$5,996,835
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	4,103	889	17,687
Class C	—	62	1,768
Class I	27,810	1,178	31,413
Class R2	—	—	84
Class R3	—	—	120
Class R4	—	—	23
Class R5	—	—	178
Class R6	204,645	927	22,388
Net Asset Value (a):
Class A — Redemption price per share	$42.85	$76.76	$77.57
Class C — Offering price per share (b)	—	75.18	67.89
Class I — Offering and redemption price per share	43.47	77.49	82.81
Class R2 — Offering and redemption price per share	—	—	77.70
Class R3 — Offering and redemption price per share	—	—	82.58
Class R4 — Offering and redemption price per share	—	—	82.82
Class R5 — Offering and redemption price per share	—	—	83.51
Class R6 — Offering and redemption price per share	43.40	77.45	83.54
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$45.22	$81.01	$81.87
Cost of investments in non-affiliates	$5,632,407	$170,311	$4,426,987
Cost of investments in affiliates	134,346	4,064	71,434

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	67

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited)
(Amounts in thousands)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$41	$214,715	$397
Interest income from affiliates	—	—	—	1
Dividend income from non-affiliates	561,018	70,466	43,507	134,074
Dividend income from affiliates	3,514	2,215	1,005	6,557
Income from securities lending (net) (See Note 2.C.)	— (a)	7	— (a)	—
Total investment income	564,532	72,729	259,227	141,029
EXPENSES:
Investment advisory fees	92,554	2,208	8,067	25,793
Administration fees	7,943	4,015	2,420	6,348
Distribution fees:
Class A	5,902	1,249	697	1,821
Class C	2,850	348	1,176	2,058
Class R2	249	—	—	—
Class R3	228	—	—	—
Service fees:
Class A	5,902	1,249	697	1,821
Class C	950	116	392	686
Class I	20,642	1,717	5,473	20,521
Class R2	125	—	—	—
Class R3	228	—	—	—
Class R4	237	—	—	—
Class R5	442	—	— (a)	3
Custodian and accounting fees	698	169	118	308
Interest expense to affiliates	—	— (a)	— (a)	15
Professional fees	111	47	58	77
Trustees’ and Chief Compliance Officer’s fees	73	28	22	41
Printing and mailing costs	1,188	77	227	364
Registration and filing fees	123	33	74	67
Transfer agency fees (See Note 2.K.)	524	135	86	151
Other	193	46	35	79
Total expenses	141,162	11,437	19,542	60,153
Less fees waived	(78)	(5,394)	(18)	(334)
Less expense reimbursements	—	(30)	—	—
Net expenses	141,084	6,013	19,524	59,819
Net investment income (loss)	423,448	66,716	239,703	81,210

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$2,307,205	$91,149	$45,467	$662,609
Investments in affiliates	(13)	3,544	17	—
Options purchased	—	—	—	(371,227)
Futures contracts	—	3,114	1,553	57,392
Options written	—	—	—	309,903
Net realized gain (loss)	2,307,192	97,807	47,037	658,677
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	335,372	703,985	80,205	613,346
Investments in affiliates	4	20,633	2	—
Options purchased	—	—	—	(8,324)
Futures contracts	—	(343)	(19)	(8,629)
Options written	—	—	—	(3,487)
Change in net unrealized appreciation/depreciation	335,376	724,275	80,188	592,906
Net realized/unrealized gains (losses)	2,642,568	822,082	127,225	1,251,583
Change in net assets resulting from operations	$3,066,016	$888,798	$366,928	$1,332,793
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	69

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$96	$57	$—	$—
Interest income from affiliates	3	—	1	—
Dividend income from non-affiliates	33,232	19,136	269,327	44,764
Dividend income from affiliates	1,666	1,061	109,514	2,718
Income from securities lending (net) (See Note 2.C.)	—	—	7	138
Total investment income	34,997	20,254	378,849	47,620
EXPENSES:
Investment advisory fees	6,469	3,798	221,760	9,584
Administration fees	1,941	1,139	10,605	1,797
Distribution fees:
Class A	322	173	8,676	394
Class C	888	471	3,582	317
Class R2	—	—	606	39
Class R3	—	—	930	18
Service fees:
Class A	322	173	8,676	394
Class C	296	157	1,194	105
Class I	5,096	2,940	30,161	2,692
Class R2	—	—	303	20
Class R3	—	—	930	18
Class R4	—	—	909	2
Class R5	— (a)	— (a)	460	19
Custodian and accounting fees	84	56	1,228	73
Interest expense to affiliates	— (a)	—	17	3
Professional fees	56	51	212	37
Trustees’ and Chief Compliance Officer’s fees	20	17	148	19
Printing and mailing costs	194	90	1,767	124
Registration and filing fees	57	34	673	107
Transfer agency fees (See Note 2.K.)	36	18	769	63
Other	36	24	6,744	23
Total expenses	15,817	9,141	300,350	15,848
Less fees waived	(43)	(24)	(29,298)	(1,351)
Less expense reimbursements	—	— (a)	(21)	(10)
Net expenses	15,774	9,117	271,031	14,487
Net investment income (loss)	19,223	11,137	107,818	33,133

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$180,384	$133,931	$3,453,707	$219,061
Investments in affiliates	—	—	(254)	26
Options purchased	(111,461)	(54,949)	—	—
Futures contracts	11,805	3,460	—	—
Options written	(85,662)	(43,862)	—	—
Net realized gain (loss)	(4,934)	38,580	3,453,453	219,087
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	165,174	66,303	3,900,690	124,348
Investments in affiliates	—	—	758	3
Options purchased	(25,471)	20,373	—	—
Futures contracts	(2,640)	(2,823)	—	—
Foreign currency translations	1	—	—	—
Options written	167,070	39,067	—	—
Change in net unrealized appreciation/depreciation	304,134	122,920	3,901,448	124,351
Net realized/unrealized gains (losses)	299,200	161,500	7,354,901	343,438
Change in net assets resulting from operations	$318,423	$172,637	$7,462,719	$376,571
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	71

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$6	$81	$24	$31
Interest income from affiliates	—	1	—	— (a)
Dividend income from non-affiliates	1,729	176,644	5,484	19,723
Dividend income from affiliates	68	7,136	528	1,640
Income from securities lending (net) (See Note 2.C.)	— (a)	—	2	—
Total investment income	1,803	183,862	6,038	21,394
EXPENSES:
Investment advisory fees	263	63,814	2,388	8,600
Administration fees	66	7,248	597	992
Distribution fees:
Class A	54	3,487	232	430
Class C	8	1,912	45	267
Class R2	7	791	125	20
Class R3	—	323	—	—
Service fees:
Class A	54	3,487	232	430
Class C	3	637	15	89
Class I	106	6,831	236	2,044
Class L	—	1,782	—	—
Class R2	3	396	62	10
Class R3	—	323	—	—
Class R4	—	138	—	—
Class R5	2	662	81	23
Custodian and accounting fees	15	460	26	51
Interest expense to affiliates	—	—	—	— (a)
Professional fees	28	88	31	37
Trustees’ and Chief Compliance Officer’s fees	13	53	15	17
Printing and mailing costs	17	655	21	42
Registration and filing fees	36	238	49	114
Transfer agency fees (See Note 2.K.)	5	340	25	28
Dividend expense to non-affiliates on securities sold short	—	—	—	7,286
Interest expense to non-affiliates on securities sold short	—	—	—	1,918
Other	6	140	32	14
Total expenses	686	93,805	4,212	22,412
Less fees waived	(220)	(2,848)	(488)	(3,383)
Less expense reimbursements	—	(100)	—	—
Net expenses	466	90,857	3,724	19,029
Net investment income (loss)	1,337	93,005	2,314	2,365

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$2,172	$731,793	$81,496	$94,136
Investments in affiliates	— (a)	116	2	7
Futures contracts	255	(5,539)	974	(384)
Securities sold short	—	—	—	(18,698)
Net realized gain (loss)	2,427	726,370	82,472	75,061
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	7,748	1,322,309	41,363	92,432
Investments in affiliates	— (a)	3	1	2
Futures contracts	(101)	(1,851)	(56)	35
Securities sold short	—	—	—	(7,643)
Change in net unrealized appreciation/depreciation	7,647	1,320,461	41,308	84,826
Net realized/unrealized gains (losses)	10,074	2,046,831	123,780	159,887
Change in net assets resulting from operations	$11,411	$2,139,836	$126,094	$162,252

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	73

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$184	$5	$—
Interest income from affiliates	1	—	— (a)
Dividend income from non-affiliates	64,433	1,253	59,655
Dividend income from affiliates	3,382	109	2,308
Income from securities lending (net) (See Note 2.C.)	—	—	— (a)
Total investment income	68,000	1,367	61,963
EXPENSES:
Investment advisory fees	12,725	348	12,268
Administration fees	3,797	87	2,300
Distribution fees:
Class A	235	82	1,713
Class C	—	18	455
Class R2	—	—	16
Class R3	—	—	12
Service fees:
Class A	235	82	1,713
Class C	—	6	152
Class I	1,330	113	3,303
Class R2	—	—	8
Class R3	—	—	12
Class R4	—	—	3
Class R5	—	—	6
Custodian and accounting fees	151	14	93
Interest expense to affiliates	— (a)	—	— (a)
Professional fees	48	28	39
Trustees’ and Chief Compliance Officer’s fees	26	14	21
Printing and mailing costs	102	19	148
Registration and filing fees	40	27	71
Transfer agency fees (See Note 2.K.)	52	5	104
Other	57	7	29
Total expenses	18,798	850	22,466
Less fees waived	(5,280)	(317)	(1,615)
Less expense reimbursements	—	—	(13)
Net expenses	13,518	533	20,838
Net investment income (loss)	54,482	834	41,125

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$321,923	$29,964	$72,130
Investments in affiliates	57	— (a)	16
Futures contracts	(3,012)	96	—
Net realized gain (loss)	318,968	30,060	72,146
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	340,751	(15,537)	245,141
Investments in affiliates	10	1	11
Futures contracts	(4,577)	(1)	—
Change in net unrealized appreciation/depreciation	336,184	(15,537)	245,152
Net realized/unrealized gains (losses)	655,152	14,523	317,298
Change in net assets resulting from operations	$709,634	$15,357	$358,423

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$423,448	$967,577	$66,716	$125,583
Net realized gain (loss)	2,307,192	1,672,053	97,807	2,286
Change in net unrealized appreciation/depreciation	335,376	1,970,620	724,275	1,877,339
Change in net assets resulting from operations	3,066,016	4,610,250	888,798	2,005,208
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(314,626)	(112,167)	(4,817)	(8,930)
Class C	(48,266)	(18,317)	(161)	(423)
Class I	(1,078,584)	(468,850)	(8,548)	(14,562)
Class R2	(6,408)	(2,327)	—	—
Class R3	(11,791)	(5,254)	—	—
Class R4	(11,473)	(5,968)	—	—
Class R5	(57,630)	(33,424)	—	—
Class R6	(1,536,548)	(659,708)	(58,267)	(101,653)
Total distributions to shareholders	(3,065,326)	(1,306,015)	(71,793)	(125,568)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(490,778)	(6,628,397)	(405,473)	437,146
NET ASSETS:
Change in net assets	(490,088)	(3,324,162)	411,532	2,316,786
Beginning of period	44,566,785	47,890,947	10,338,925	8,022,139
End of period	$44,076,697	$44,566,785	$10,750,457	$10,338,925
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$239,703	$436,248	$81,210	$159,643
Net realized gain (loss)	47,037	(458,247)	658,677	(704,124)
Change in net unrealized appreciation/depreciation	80,188	602,515	592,906	2,853,258
Change in net assets resulting from operations	366,928	580,516	1,332,793	2,308,777
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(20,087)	(32,790)	(4,456)	(8,877)
Class C	(10,521)	(17,436)	(380)	(1,002)
Class I	(163,233)	(281,176)	(70,452)	(127,914)
Class R5	(14)	(33)	(26)	(63)
Class R6	(46,328)	(105,843)	(11,946)	(21,019)
Total distributions to shareholders	(240,183)	(437,278)	(87,260)	(158,875)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	17,289	261,302	157,120	1,532,084
NET ASSETS:
Change in net assets	144,034	404,540	1,402,653	3,681,986
Beginning of period	6,226,658	5,822,118	19,691,450	16,009,464
End of period	$6,370,692	$6,226,658	$21,094,103	$19,691,450
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$19,223	$42,041	$11,137	$23,775
Net realized gain (loss)	(4,934)	(296,445)	38,580	(116,734)
Change in net unrealized appreciation/depreciation	304,134	811,804	122,920	563,782
Change in net assets resulting from operations	318,423	557,400	172,637	470,823
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(776)	(1,710)	(368)	(813)
Class C	(141)	(423)	(68)	(203)
Class I	(17,487)	(34,362)	(9,745)	(19,234)
Class R5	(4)	(9)	— (a)	— (a)
Class R6	(3,286)	(5,646)	(2,319)	(3,412)
Total distributions to shareholders	(21,694)	(42,150)	(12,500)	(23,662)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	164,223	(376,204)	37,242	126,169
NET ASSETS:
Change in net assets	460,952	139,046	197,379	573,330
Beginning of period	4,752,540	4,613,494	2,906,846	2,333,516
End of period	$5,213,492	$4,752,540	$3,104,225	$2,906,846

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$107,818	$114,173	$33,133	$65,058
Net realized gain (loss)	3,453,453	954,304	219,087	322,875
Change in net unrealized appreciation/depreciation	3,901,448	23,164,754	124,351	76,976
Change in net assets resulting from operations	7,462,719	24,233,231	376,571	464,909
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(73,377)	—	(28,546)	(14,392)
Class C	(15,893)	—	(7,837)	(3,999)
Class I	(254,318)	(21,930)	(215,707)	(74,780)
Class R2	(2,693)	—	(1,436)	(679)
Class R3	(7,938)	(347)	(1,335)	(632)
Class R4	(7,545)	(851)	(163)	(78)
Class R5	(10,307)	(2,077)	(3,353)	(1,765)
Class R6	(770,115)	(144,889)	(208,800)	(101,287)
Total distributions to shareholders	(1,142,186)	(170,094)	(467,177)	(197,612)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	3,596,547	9,430,366	719,439	505,241
NET ASSETS:
Change in net assets	9,917,080	33,493,503	628,833	772,538
Beginning of period	94,080,048	60,586,545	4,240,091	3,467,553
End of period	$103,997,128	$94,080,048	$4,868,924	$4,240,091
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	79

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,337	$3,043	$93,005	$226,826
Net realized gain (loss)	2,427	10,911	726,370	1,497,047
Change in net unrealized appreciation/depreciation	7,647	10,558	1,320,461	4,443,808
Change in net assets resulting from operations	11,411	24,512	2,139,836	6,167,681
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,834)	(2,997)	(158,467)	(34,267)
Class C	(141)	(217)	(29,799)	(5,216)
Class I	(5,507)	(5,794)	(314,564)	(75,398)
Class L	—	—	(214,217)	(43,883)
Class R2	(177)	(171)	(17,484)	(3,653)
Class R3	—	—	(14,232)	(3,237)
Class R4	—	—	(6,617)	(1,479)
Class R5	(264)	(281)	(75,773)	(22,826)
Class R6	(2,586)	(2,739)	(1,009,395)	(300,012)
Total distributions to shareholders	(11,509)	(12,199)	(1,840,548)	(489,971)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(2,848)	(20,502)	2,054,715	962,638
NET ASSETS:
Change in net assets	(2,946)	(8,189)	2,354,003	6,640,348
Beginning of period	169,390	177,579	29,813,413	23,173,065
End of period	$166,444	$169,390	$32,167,416	$29,813,413
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,314	$4,220	$2,365	$2,221
Net realized gain (loss)	82,472	71,910	75,061	148,703
Change in net unrealized appreciation/depreciation	41,308	322,150	84,826	356,094
Change in net assets resulting from operations	126,094	398,280	162,252	507,018
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,778)	(930)	(22,370)	(26,732)
Class C	(683)	(78)	(6,307)	(5,198)
Class I	(11,444)	(1,115)	(107,912)	(100,147)
Class R2	(2,874)	(264)	(592)	(770)
Class R5	(9,189)	(1,369)	(2,791)	(3,591)
Class R6	(57,887)	(8,988)	(35,849)	(32,343)
Total distributions to shareholders	(92,855)	(12,744)	(175,821)	(168,781)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	154,182	(17,228)	482,570	621,584
NET ASSETS:
Change in net assets	187,421	368,308	469,001	959,821
Beginning of period	1,514,382	1,146,074	2,388,240	1,428,419
End of period	$1,701,803	$1,514,382	$2,857,241	$2,388,240
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	81

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$54,482	$96,297	$834	$1,672
Net realized gain (loss)	318,968	389,481	30,060	7,449
Change in net unrealized appreciation/depreciation	336,184	1,483,268	(15,537)	38,938
Change in net assets resulting from operations	709,634	1,969,046	15,357	48,059
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(9,522)	(1,743)	(369)	(381)
Class C	—	—	— (a)	(10)
Class I	(65,460)	(9,378)	(680)	(761)
Class R6	(489,790)	(94,354)	(570)	(586)
Total distributions to shareholders	(564,772)	(105,475)	(1,619)	(1,738)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	749,340	(52,956)	4,788	(4,851)
NET ASSETS:
Change in net assets	894,202	1,810,615	18,526	41,470
Beginning of period	9,371,634	7,561,019	217,471	176,001
End of period	$10,265,836	$9,371,634	$235,997	$217,471

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$41,125	$81,408
Net realized gain (loss)	72,146	51,708
Change in net unrealized appreciation/depreciation	245,152	568,618
Change in net assets resulting from operations	358,423	701,734
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(29,252)	(15,859)
Class C	(2,662)	(1,227)
Class I	(55,203)	(35,684)
Class R2	(131)	(63)
Class R3	(192)	(126)
Class R4	(40)	(48)
Class R5	(298)	(164)
Class R6	(42,055)	(29,023)
Total distributions to shareholders	(129,833)	(82,194)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	70,257	373,543
NET ASSETS:
Change in net assets	298,847	993,083
Beginning of period	5,697,988	4,704,905
End of period	$5,996,835	$5,697,988
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$282,282	$474,879	$45,840	$101,173
Distributions reinvested	291,781	104,336	4,615	8,584
Cost of shares redeemed	(443,116)	(867,859)	(62,210)	(102,906)
Change in net assets resulting from Class A capital transactions	130,947	(288,644)	(11,755)	6,851
Class C
Proceeds from shares issued	26,414	27,076	3,140	9,259
Distributions reinvested	45,446	16,905	150	379
Cost of shares redeemed	(135,507)	(343,123)	(13,250)	(27,876)
Change in net assets resulting from Class C capital transactions	(63,647)	(299,142)	(9,960)	(18,238)
Class I
Proceeds from shares issued	955,578	2,197,361	201,523	284,182
Distributions reinvested	974,276	424,957	8,178	13,817
Cost of shares redeemed	(2,485,173)	(6,220,404)	(184,901)	(231,292)
Change in net assets resulting from Class I capital transactions	(555,319)	(3,598,086)	24,800	66,707
Class R2
Proceeds from shares issued	4,833	10,900	—	—
Distributions reinvested	6,326	2,295	—	—
Cost of shares redeemed	(13,637)	(28,544)	—	—
Change in net assets resulting from Class R2 capital transactions	(2,478)	(15,349)	—	—
Class R3
Proceeds from shares issued	12,784	31,210	—	—
Distributions reinvested	9,483	4,282	—	—
Cost of shares redeemed	(27,338)	(105,455)	—	—
Change in net assets resulting from Class R3 capital transactions	(5,071)	(69,963)	—	—
Class R4
Proceeds from shares issued	25,430	26,494	—	—
Distributions reinvested	11,472	5,968	—	—
Cost of shares redeemed	(79,680)	(97,769)	—	—
Change in net assets resulting from Class R4 capital transactions	(42,778)	(65,307)	—	—
Class R5
Proceeds from shares issued	45,082	160,612	—	—
Distributions reinvested	55,815	32,722	—	—
Cost of shares redeemed	(143,407)	(667,169)	—	—
Change in net assets resulting from Class R5 capital transactions	(42,510)	(473,835)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,278,646	$2,874,729	$448,888	$1,054,010
Distributions reinvested	1,492,132	636,688	57,849	100,847
Cost of shares redeemed	(2,680,700)	(5,329,488)	(915,295)	(773,031)
Change in net assets resulting from Class R6 capital transactions	90,078	(1,818,071)	(408,558)	381,826
Total change in net assets resulting from capital transactions	$(490,778)	$(6,628,397)	$(405,473)	$437,146
SHARE TRANSACTIONS:
Class A
Issued	11,324	21,168	534	1,423
Reinvested	11,965	4,674	53	118
Redeemed	(17,774)	(38,804)	(724)	(1,449)
Change in Class A Shares	5,515	(12,962)	(137)	92
Class C
Issued	1,083	1,226	37	134
Reinvested	1,914	777	2	5
Redeemed	(5,573)	(15,780)	(154)	(400)
Change in Class C Shares	(2,576)	(13,777)	(115)	(261)
Class I
Issued	37,599	96,189	2,363	4,014
Reinvested	39,053	18,672	94	190
Redeemed	(97,771)	(272,863)	(2,141)	(3,211)
Change in Class I Shares	(21,119)	(158,002)	316	993
Class R2
Issued	195	488	—	—
Reinvested	261	104	—	—
Redeemed	(549)	(1,286)	—	—
Change in Class R2 Shares	(93)	(694)	—	—
Class R3
Issued	517	1,384	—	—
Reinvested	389	192	—	—
Redeemed	(1,093)	(4,608)	—	—
Change in Class R3 Shares	(187)	(3,032)	—	—
Class R4
Issued	1,008	1,160	—	—
Reinvested	460	263	—	—
Redeemed	(3,148)	(4,363)	—	—
Change in Class R4 Shares	(1,680)	(2,940)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,754	7,004	—	—
Reinvested	2,235	1,438	—	—
Redeemed	(5,601)	(28,437)	—	—
Change in Class R5 Shares	(1,612)	(19,995)	—	—
Class R6
Issued	50,156	125,803	5,331	14,642
Reinvested	59,786	27,943	664	1,384
Redeemed	(105,108)	(232,690)	(10,407)	(10,801)
Change in Class R6 Shares	4,834	(78,944)	(4,412)	5,225
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$88,711	$251,147	$210,801	$366,327
Distributions reinvested	19,877	32,489	4,425	8,829
Cost of shares redeemed	(77,147)	(151,996)	(211,758)	(414,037)
Change in net assets resulting from Class A capital transactions	31,441	131,640	3,468	(38,881)
Class C
Proceeds from shares issued	36,413	91,300	74,849	105,638
Distributions reinvested	10,438	17,368	378	1,002
Cost of shares redeemed	(30,171)	(42,446)	(39,693)	(89,357)
Change in net assets resulting from Class C capital transactions	16,680	66,222	35,534	17,283
Class I
Proceeds from shares issued	878,867	1,899,414	2,184,741	4,608,281
Distributions reinvested	159,193	274,702	68,664	124,164
Cost of shares redeemed	(917,262)	(1,747,336)	(1,960,013)	(3,579,626)
Change in net assets resulting from Class I capital transactions	120,798	426,780	293,392	1,152,819
Class R5
Proceeds from shares issued	222	374	263	661
Distributions reinvested	13	33	26	63
Cost of shares redeemed	(1)	(824)	(1,254)	(1,654)
Change in net assets resulting from Class R5 capital transactions	234	(417)	(965)	(930)
Class R6
Proceeds from shares issued	15,141	89,356	693,760	994,924
Distributions reinvested	43,211	99,145	6,407	10,673
Cost of shares redeemed	(210,216)	(551,424)	(874,476)	(603,804)
Change in net assets resulting from Class R6 capital transactions	(151,864)	(362,923)	(174,309)	401,793
Total change in net assets resulting from capital transactions	$17,289	$261,302	$157,120	$1,532,084
SHARE TRANSACTIONS:
Class A
Issued	6,096	18,250	6,498	12,875
Reinvested	1,361	2,356	135	310
Redeemed	(5,342)	(11,084)	(6,536)	(14,536)
Change in Class A Shares	2,115	9,522	97	(1,351)
Class C
Issued	2,499	6,633	2,320	3,734
Reinvested	714	1,259	11	36
Redeemed	(2,074)	(3,070)	(1,232)	(3,196)
Change in Class C Shares	1,139	4,822	1,099	574
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	60,485	137,688	67,361	161,008
Reinvested	10,900	19,915	2,090	4,320
Redeemed	(63,061)	(127,259)	(60,565)	(125,195)
Change in Class I Shares	8,324	30,344	8,886	40,133
Class R5
Issued	15	26	7	24
Reinvested	1	3	1	2
Redeemed	— (a)	(60)	(38)	(58)
Change in Class R5 Shares	16	(31)	(30)	(32)
Class R6
Issued	1,040	6,496	21,820	34,871
Reinvested	2,960	7,203	195	369
Redeemed	(14,483)	(40,090)	(26,941)	(21,331)
Change in Class R6 Shares	(10,483)	(26,391)	(4,926)	13,909

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$25,631	$52,638	$26,270	$41,397
Distributions reinvested	774	1,707	368	810
Cost of shares redeemed	(34,565)	(99,956)	(30,520)	(42,917)
Change in net assets resulting from Class A capital transactions	(8,160)	(45,611)	(3,882)	(710)
Class C
Proceeds from shares issued	20,824	32,284	13,060	26,762
Distributions reinvested	140	422	67	201
Cost of shares redeemed	(17,628)	(63,073)	(8,050)	(28,818)
Change in net assets resulting from Class C capital transactions	3,336	(30,367)	5,077	(1,855)
Class I
Proceeds from shares issued	704,010	1,701,540	531,381	1,157,344
Distributions reinvested	17,075	33,482	9,608	18,942
Cost of shares redeemed	(648,784)	(1,918,291)	(492,910)	(1,170,627)
Change in net assets resulting from Class I capital transactions	72,301	(183,269)	48,079	5,659
Class R5
Proceeds from shares issued	54	71	4	—
Distributions reinvested	4	9	— (a)	— (a)
Cost of shares redeemed	(221)	(108)	—	(5)
Change in net assets resulting from Class R5 capital transactions	(163)	(28)	4	(5)
Class R6
Proceeds from shares issued	291,609	311,448	188,327	258,885
Distributions reinvested	2,987	5,331	2,078	3,148
Cost of shares redeemed	(197,687)	(433,708)	(202,441)	(138,953)
Change in net assets resulting from Class R6 capital transactions	96,909	(116,929)	(12,036)	123,080
Total change in net assets resulting from capital transactions	$164,223	$(376,204)	$37,242	$126,169
SHARE TRANSACTIONS:
Class A
Issued	1,406	3,318	1,366	2,520
Reinvested	42	106	19	49
Redeemed	(1,900)	(6,235)	(1,607)	(2,598)
Change in Class A Shares	(452)	(2,811)	(222)	(29)
Class C
Issued	1,146	2,018	679	1,654
Reinvested	7	27	4	12
Redeemed	(977)	(3,959)	(430)	(1,759)
Change in Class C Shares	176	(1,914)	253	(93)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	39,155	106,534	27,751	70,639
Reinvested	930	2,072	501	1,131
Redeemed	(35,800)	(119,230)	(26,044)	(70,009)
Change in Class I Shares	4,285	(10,624)	2,208	1,761
Class R5
Issued	3	4	1	—
Reinvested	— (a)	1	— (a)	— (a)
Redeemed	(12)	(7)	—	(1)
Change in Class R5 Shares	(9)	(2)	1	(1)
Class R6
Issued	16,635	19,836	10,106	15,990
Reinvested	163	332	108	186
Redeemed	(10,585)	(26,802)	(10,418)	(8,076)
Change in Class R6 Shares	6,213	(6,634)	(204)	8,100

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$687,511	$1,164,930	$24,364	$42,710
Distributions reinvested	68,401	—	28,060	14,115
Cost of shares redeemed	(699,422)	(909,031)	(36,664)	(70,402)
Change in net assets resulting from Class A capital transactions	56,490	255,899	15,760	(13,577)
Class C
Proceeds from shares issued	148,323	216,550	5,160	10,707
Distributions reinvested	14,917	—	7,823	3,987
Cost of shares redeemed	(89,089)	(174,049)	(12,028)	(30,486)
Change in net assets resulting from Class C capital transactions	74,151	42,501	955	(15,792)
Class I
Proceeds from shares issued	3,661,025	6,590,720	607,061	1,012,719
Distributions reinvested	229,506	19,621	197,378	68,827
Cost of shares redeemed	(2,514,253)	(5,408,878)	(327,405)	(643,129)
Change in net assets resulting from Class I capital transactions	1,376,278	1,201,463	477,034	438,417
Class R2
Proceeds from shares issued	30,420	100,595	1,375	3,239
Distributions reinvested	2,674	—	1,431	677
Cost of shares redeemed	(36,765)	(51,352)	(1,593)	(4,134)
Change in net assets resulting from Class R2 capital transactions	(3,671)	49,243	1,213	(218)
Class R3
Proceeds from shares issued	98,445	383,762	613	3,405
Distributions reinvested	6,361	283	1,335	632
Cost of shares redeemed	(93,785)	(217,533)	(1,026)	(2,295)
Change in net assets resulting from Class R3 capital transactions	11,021	166,512	922	1,742
Class R4
Proceeds from shares issued	98,235	214,168	127	884
Distributions reinvested	7,273	826	163	77
Cost of shares redeemed	(94,005)	(190,307)	(637)	(191)
Change in net assets resulting from Class R4 capital transactions	11,503	24,687	(347)	770
Class R5
Proceeds from shares issued	133,990	198,025	3,107	9,664
Distributions reinvested	9,991	2,028	3,128	1,658
Cost of shares redeemed	(228,951)	(443,519)	(6,368)	(7,983)
Change in net assets resulting from Class R5 capital transactions	(84,970)	(243,466)	(133)	3,339
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$7,916,203	$16,706,100	$211,160	$341,179
Distributions reinvested	734,333	137,456	203,881	99,088
Cost of shares redeemed	(6,494,791)	(8,910,029)	(191,006)	(349,707)
Change in net assets resulting from Class R6 capital transactions	2,155,745	7,933,527	224,035	90,560
Total change in net assets resulting from capital transactions	$3,596,547	$9,430,366	$719,439	$505,241
SHARE TRANSACTIONS:
Class A
Issued	9,185	19,277	1,126	2,226
Reinvested	856	—	1,329	742
Redeemed	(9,383)	(15,062)	(1,693)	(3,655)
Change in Class A Shares	658	4,215	762	(687)
Class C
Issued	3,014	5,351	251	588
Reinvested	286	—	395	222
Redeemed	(1,820)	(4,419)	(591)	(1,686)
Change in Class C Shares	1,480	932	55	(876)
Class I
Issued	47,695	106,184	28,400	52,517
Reinvested	2,788	330	9,586	3,692
Redeemed	(32,845)	(86,145)	(15,294)	(34,003)
Change in Class I Shares	17,638	20,369	22,692	22,206
Class R2
Issued	437	1,826	63	169
Reinvested	36	—	69	36
Redeemed	(527)	(908)	(75)	(214)
Change in Class R2 Shares	(54)	918	57	(9)
Class R3
Issued	1,301	6,632	28	185
Reinvested	79	5	65	34
Redeemed	(1,261)	(3,390)	(49)	(122)
Change in Class R3 Shares	119	3,247	44	97
Class R4
Issued	1,286	3,562	6	44
Reinvested	89	14	8	4
Redeemed	(1,229)	(3,025)	(30)	(10)
Change in Class R4 Shares	146	551	(16)	38
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,687	3,155	148	509
Reinvested	117	33	149	88
Redeemed	(2,892)	(7,123)	(288)	(417)
Change in Class R5 Shares	(1,088)	(3,935)	9	180
Class R6
Issued	98,144	260,917	10,155	18,164
Reinvested	8,521	2,206	9,841	5,288
Redeemed	(80,593)	(134,731)	(9,088)	(18,626)
Change in Class R6 Shares	26,072	128,392	10,908	4,826
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,731	$2,696	$326,439	$516,558
Distributions reinvested	2,723	2,890	151,784	32,444
Cost of shares redeemed	(4,419)	(14,989)	(243,418)	(374,492)
Change in net assets resulting from Class A capital transactions	35	(9,403)	234,805	174,510
Class C
Proceeds from shares issued	137	69	67,298	119,408
Distributions reinvested	141	217	29,002	5,089
Cost of shares redeemed	(665)	(2,032)	(60,223)	(133,496)
Change in net assets resulting from Class C capital transactions	(387)	(1,746)	36,077	(8,999)
Class I
Proceeds from shares issued	1,458	4,012	761,056	1,840,142
Distributions reinvested	5,479	5,750	299,280	73,038
Cost of shares redeemed	(9,121)	(17,778)	(755,746)	(936,297)
Change in net assets resulting from Class I capital transactions	(2,184)	(8,016)	304,590	976,883
Class L
Proceeds from shares issued	—	—	1,035,818	801,284
Distributions reinvested	—	—	211,203	40,704
Cost of shares redeemed	—	—	(518,557)	(586,876)
Change in net assets resulting from Class L capital transactions	—	—	728,464	255,112
Class R2
Proceeds from shares issued	89	452	24,668	47,504
Distributions reinvested	177	171	17,456	3,647
Cost of shares redeemed	(143)	(756)	(38,804)	(61,552)
Change in net assets resulting from Class R2 capital transactions	123	(133)	3,320	(10,401)
Class R3
Proceeds from shares issued	—	—	23,700	59,007
Distributions reinvested	—	—	12,959	2,921
Cost of shares redeemed	—	—	(35,659)	(50,439)
Change in net assets resulting from Class R3 capital transactions	—	—	1,000	11,489
Class R4
Proceeds from shares issued	—	—	19,744	31,595
Distributions reinvested	—	—	6,616	1,479
Cost of shares redeemed	—	—	(10,720)	(18,882)
Change in net assets resulting from Class R4 capital transactions	—	—	15,640	14,192
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$229	$371	$90,986	$163,186
Distributions reinvested	263	281	73,467	21,850
Cost of shares redeemed	(978)	(475)	(176,974)	(243,355)
Change in net assets resulting from Class R5 capital transactions	(486)	177	(12,521)	(58,319)
Class R6
Proceeds from shares issued	5,352	8,975	2,019,635	3,316,400
Distributions reinvested	2,586	2,739	974,299	291,482
Cost of shares redeemed	(7,887)	(13,095)	(2,250,594)	(3,999,711)
Change in net assets resulting from Class R6 capital transactions	51	(1,381)	743,340	(391,829)
Total change in net assets resulting from capital transactions	$(2,848)	$(20,502)	$2,054,715	$962,638
SHARE TRANSACTIONS:
Class A
Issued	55	97	12,779	24,290
Reinvested	88	105	5,926	1,547
Redeemed	(141)	(538)	(9,487)	(17,487)
Change in Class A Shares	2	(336)	9,218	8,350
Class C
Issued	3	4	2,783	5,891
Reinvested	5	8	1,199	258
Redeemed	(22)	(74)	(2,487)	(6,704)
Change in Class C Shares	(14)	(62)	1,495	(555)
Class I
Issued	46	139	29,512	86,518
Reinvested	175	206	11,631	3,445
Redeemed	(285)	(625)	(29,374)	(43,211)
Change in Class I Shares	(64)	(280)	11,769	46,752
Class L
Issued	—	—	40,773	36,125
Reinvested	—	—	8,184	1,905
Redeemed	—	—	(20,084)	(27,597)
Change in Class L Shares	—	—	28,873	10,433
Class R2
Issued	3	15	985	2,261
Reinvested	6	7	692	178
Redeemed	(5)	(27)	(1,546)	(2,938)
Change in Class R2 Shares	4	(5)	131	(499)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	—	—	935	2,723
Reinvested	—	—	509	140
Redeemed	—	—	(1,393)	(2,386)
Change in Class R3 Shares	—	—	51	477
Class R4
Issued	—	—	770	1,461
Reinvested	—	—	257	70
Redeemed	—	—	(420)	(844)
Change in Class R4 Shares	—	—	607	687
Class R5
Issued	7	13	3,549	7,542
Reinvested	8	10	2,845	1,026
Redeemed	(30)	(17)	(6,953)	(11,204)
Change in Class R5 Shares	(15)	6	(559)	(2,636)
Class R6
Issued	166	309	78,765	154,693
Reinvested	83	98	37,618	13,627
Redeemed	(249)	(456)	(86,708)	(186,087)
Change in Class R6 Shares	— (a)	(49)	29,675	(17,767)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$40,286	$33,296	$42,928	$64,718
Distributions reinvested	8,363	694	21,141	24,938
Cost of shares redeemed	(21,187)	(21,103)	(31,554)	(55,910)
Change in net assets resulting from Class A capital transactions	27,462	12,887	32,515	33,746
Class C
Proceeds from shares issued	1,282	2,711	20,047	31,452
Distributions reinvested	631	73	6,210	5,042
Cost of shares redeemed	(2,571)	(5,777)	(6,784)	(13,145)
Change in net assets resulting from Class C capital transactions	(658)	(2,993)	19,473	23,349
Class I
Proceeds from shares issued	82,569	61,987	497,117	596,167
Distributions reinvested	9,887	928	105,451	97,364
Cost of shares redeemed	(24,545)	(28,256)	(293,412)	(256,578)
Change in net assets resulting from Class I capital transactions	67,911	34,659	309,156	436,953
Class R2
Proceeds from shares issued	4,439	9,064	628	818
Distributions reinvested	2,864	263	591	770
Cost of shares redeemed	(6,289)	(9,808)	(505)	(820)
Change in net assets resulting from Class R2 capital transactions	1,014	(481)	714	768
Class R5
Proceeds from shares issued	15,237	23,210	5,407	13,121
Distributions reinvested	9,179	1,369	2,689	3,428
Cost of shares redeemed	(21,283)	(27,279)	(5,798)	(9,310)
Change in net assets resulting from Class R5 capital transactions	3,133	(2,700)	2,298	7,239
Class R6
Proceeds from shares issued	53,789	45,206	152,739	181,885
Distributions reinvested	56,642	8,688	29,153	23,448
Cost of shares redeemed	(55,111)	(112,494)	(63,478)	(85,804)
Change in net assets resulting from Class R6 capital transactions	55,320	(58,600)	118,414	119,529
Total change in net assets resulting from capital transactions	$154,182	$(17,228)	$482,570	$621,584
SHARE TRANSACTIONS:
Class A
Issued	480	477	2,089	3,719
Reinvested	97	11	1,026	1,535
Redeemed	(253)	(310)	(1,525)	(3,214)
Change in Class A Shares	324	178	1,590	2,040
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class C
Issued	16	43	1,250	2,218
Reinvested	8	1	394	397
Redeemed	(32)	(91)	(423)	(939)
Change in Class C Shares	(8)	(47)	1,221	1,676
Class I
Issued	937	874	22,691	31,461
Reinvested	111	14	4,823	5,665
Redeemed	(291)	(389)	(13,616)	(13,923)
Change in Class I Shares	757	499	13,898	23,203
Class R2
Issued	55	140	35	52
Reinvested	35	4	33	54
Redeemed	(80)	(150)	(29)	(54)
Change in Class R2 Shares	10	(6)	39	52
Class R5
Issued	180	340	240	692
Reinvested	105	21	121	196
Redeemed	(252)	(394)	(262)	(494)
Change in Class R5 Shares	33	(33)	99	394
Class R6
Issued	654	657	6,847	9,639
Reinvested	651	131	1,310	1,342
Redeemed	(649)	(1,701)	(2,827)	(4,653)
Change in Class R6 Shares	656	(913)	5,330	6,328
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$16,177	$36,300	$12,003	$11,713
Distributions reinvested	9,464	1,733	365	377
Cost of shares redeemed	(42,441)	(62,673)	(6,485)	(10,547)
Change in net assets resulting from Class A capital transactions	(16,800)	(24,640)	5,883	1,543
Class C
Proceeds from shares issued	—	—	98	604
Distributions reinvested	—	—	— (a)	10
Cost of shares redeemed	—	—	(620)	(1,129)
Change in net assets resulting from Class C capital transactions	—	—	(522)	(515)
Class I
Proceeds from shares issued	431,891	154,807	7,507	14,638
Distributions reinvested	42,285	6,931	678	726
Cost of shares redeemed	(126,694)	(192,898)	(8,262)	(22,484)
Change in net assets resulting from Class I capital transactions	347,482	(31,160)	(77)	(7,120)
Class R6
Proceeds from shares issued	812,275	1,760,186	7,203	12,331
Distributions reinvested	481,138	93,718	570	586
Cost of shares redeemed	(874,755)	(1,851,060)	(8,269)	(11,676)
Change in net assets resulting from Class R6 capital transactions	418,658	2,844	(496)	1,241
Total change in net assets resulting from capital transactions	$749,340	$(52,956)	$4,788	$(4,851)
SHARE TRANSACTIONS:
Class A
Issued	366	1,000	159	188
Reinvested	214	47	5	6
Redeemed	(957)	(1,721)	(87)	(169)
Change in Class A Shares	(377)	(674)	77	25
Class C
Issued	—	—	2	10
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(9)	(19)
Change in Class C Shares	—	—	(7)	(9)
Class I
Issued	9,752	4,292	99	234
Reinvested	943	185	9	12
Redeemed	(2,836)	(5,260)	(108)	(357)
Change in Class I Shares	7,859	(783)	— (a)	(111)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	18,576	47,236	95	194
Reinvested	10,742	2,492	7	10
Redeemed	(19,566)	(49,778)	(108)	(185)
Change in Class R6 Shares	9,752	(50)	(6)	19
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$121,495	$239,178
Distributions reinvested	27,661	14,915
Cost of shares redeemed	(82,862)	(175,303)
Change in net assets resulting from Class A capital transactions	66,294	78,790
Class C
Proceeds from shares issued	10,287	21,829
Distributions reinvested	2,471	1,126
Cost of shares redeemed	(9,857)	(29,179)
Change in net assets resulting from Class C capital transactions	2,901	(6,224)
Class I
Proceeds from shares issued	345,883	843,634
Distributions reinvested	51,519	33,467
Cost of shares redeemed	(329,999)	(916,296)
Change in net assets resulting from Class I capital transactions	67,403	(39,195)
Class R2
Proceeds from shares issued	524	1,108
Distributions reinvested	131	63
Cost of shares redeemed	(548)	(1,025)
Change in net assets resulting from Class R2 capital transactions	107	146
Class R3
Proceeds from shares issued	2,025	5,745
Distributions reinvested	66	69
Cost of shares redeemed	(1,499)	(6,310)
Change in net assets resulting from Class R3 capital transactions	592	(496)
Class R4
Proceeds from shares issued	276	925
Distributions reinvested	40	48
Cost of shares redeemed	(1,271)	(3,013)
Change in net assets resulting from Class R4 capital transactions	(955)	(2,040)
Class R5
Proceeds from shares issued	6,610	8,482
Distributions reinvested	285	154
Cost of shares redeemed	(1,797)	(9,314)
Change in net assets resulting from Class R5 capital transactions	5,098	(678)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$231,803	$708,739
Distributions reinvested	40,778	28,276
Cost of shares redeemed	(343,764)	(393,775)
Change in net assets resulting from Class R6 capital transactions	(71,183)	343,240
Total change in net assets resulting from capital transactions	$70,257	$373,543
SHARE TRANSACTIONS:
Class A
Issued	1,526	3,463
Reinvested	345	214
Redeemed	(1,040)	(2,531)
Change in Class A Shares	831	1,146
Class C
Issued	147	361
Reinvested	35	18
Redeemed	(141)	(481)
Change in Class C Shares	41	(102)
Class I
Issued	4,092	11,481
Reinvested	604	452
Redeemed	(3,894)	(12,435)
Change in Class I Shares	802	(502)
Class R2
Issued	6	17
Reinvested	2	1
Redeemed	(7)	(15)
Change in Class R2 Shares	1	3
Class R3
Issued	25	79
Reinvested	1	1
Redeemed	(18)	(83)
Change in Class R3 Shares	8	(3)
Class R4
Issued	4	11
Reinvested	— (a)	1
Redeemed	(16)	(42)
Change in Class R4 Shares	(12)	(30)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	76	114
Reinvested	3	2
Redeemed	(21)	(119)
Change in Class R5 Shares	58	(3)
Class R6
Issued	2,719	9,582
Reinvested	474	376
Redeemed	(4,001)	(5,220)
Change in Class R6 Shares	(808)	4,738
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	103

STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED December 31, 2024
(Amounts in thousands)

JPMorgan U.S. Large Cap Core Plus Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$162,252
Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of investment securities	(1,471,224)
Proceeds from disposition of investment securities	1,090,994
Covers of investment securities sold short	(446,171)
Proceeds from investment securities sold short	506,521
Purchases of short-term investments — affiliates, net	22,578
Change in unrealized (appreciation)/depreciation on investments in non-affiliates	(92,432)
Change in unrealized (appreciation)/depreciation on investments in affiliates	(2)
Change in unrealized (appreciation)/depreciation on investment securities sold short	7,643
Net realized (gain)/loss on investments in non-affiliates	(94,136)
Net realized (gain)/loss on investments in affiliates	(7)
Net realized (gain)/loss on securities sold short	18,698
Decrease in dividends receivable from affiliates	4
Increase in dividends receivable from non-affiliates	(1,177)
Increase in dividend expense payable to non-affiliates on securities sold short	102
Increase in interest expense payable to non-affiliates on securities sold short	82
Decrease in variation margin payable	(99)
Increase in investment advisory fees payable	366
Increase in administration fees payable	45
Increase in distribution fees payable	27
Increase in service fees payable	23
Decrease in custodian and accounting fees payable	(11)
Increase in Trustees' and Chief Compliance Officer's fees	1
Decrease in other accrued expenses payable	(37)
Net cash provided (used) by operating activities	(295,960)
Cash flows provided (used) by financing activities:
Proceeds from shares issued	707,253
Payment for shares redeemed	(400,602)
Cash distributions paid to shareholders (net of reinvestments $165,235)	(10,586)
Net cash provided (used) by financing activities	296,065
Cash:
Net increase (decrease) in unrestricted and restricted cash and deposits at broker	105
Restricted and unrestricted cash and deposits at broker at beginning of period	1,240
Restricted and unrestricted cash and deposits at broker at end of period	$1,345

Supplemental disclosure of cash flow information:
For the period ended December 31, 2024 the Fund paid approximately $1,836 in interest expense.
For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Large Cap Funds	December 31, 2024

Reconciliation of restricted and unrestricted cash at the end of period to the Statements of Assets and Liabilities:
	JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan U.S. Large Cap Core Plus Fund
	June 30, 2024	December 31, 2024
Cash	$162	$1,345
Deposits at broker:
Futures contracts	966	—
Securities sold short	112	—
	$1,240	$1,345
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Income Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$23.49	$0.19	$1.43	$1.62	$(0.20)	$(1.50)	$(1.70)
Year Ended June 30, 2024	21.85	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.15	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.34	0.34	(0.76)	(0.42)	(0.33)	(0.44)	(0.77)
Year Ended June 30, 2021	16.22	0.29	6.12	6.41	(0.29)	—	(0.29)
Year Ended June 30, 2020	17.83	0.32	(1.42)	(1.10)	(0.32)	(0.19)	(0.51)
Class C
Six Months Ended December 31, 2024 (Unaudited)	22.93	0.12	1.41	1.53	(0.14)	(1.50)	(1.64)
Year Ended June 30, 2024	21.35	0.28	1.76	2.04	(0.30)	(0.16)	(0.46)
Year Ended June 30, 2023	20.68	0.28	1.09	1.37	(0.31)	(0.39)	(0.70)
Year Ended June 30, 2022	21.87	0.22	(0.75)	(0.53)	(0.22)	(0.44)	(0.66)
Year Ended June 30, 2021	15.88	0.19	6.00	6.19	(0.20)	—	(0.20)
Year Ended June 30, 2020	17.47	0.23	(1.39)	(1.16)	(0.24)	(0.19)	(0.43)
Class I
Six Months Ended December 31, 2024 (Unaudited)	23.98	0.22	1.47	1.69	(0.23)	(1.50)	(1.73)
Year Ended June 30, 2024	22.29	0.46	1.86	2.32	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.56	0.46	1.13	1.59	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.76	0.40	(0.77)	(0.37)	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2021	16.52	0.35	6.23	6.58	(0.34)	—	(0.34)
Year Ended June 30, 2020	18.14	0.37	(1.43)	(1.06)	(0.37)	(0.19)	(0.56)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	23.36	0.15	1.43	1.58	(0.17)	(1.50)	(1.67)
Year Ended June 30, 2024	21.73	0.34	1.81	2.15	(0.36)	(0.16)	(0.52)
Year Ended June 30, 2023	21.04	0.34	1.10	1.44	(0.36)	(0.39)	(0.75)
Year Ended June 30, 2022	22.23	0.29	(0.77)	(0.48)	(0.27)	(0.44)	(0.71)
Year Ended June 30, 2021	16.14	0.23	6.10	6.33	(0.24)	—	(0.24)
Year Ended June 30, 2020	17.74	0.27	(1.40)	(1.13)	(0.28)	(0.19)	(0.47)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	23.47	0.19	1.43	1.62	(0.20)	(1.50)	(1.70)
Year Ended June 30, 2024	21.83	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.13	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.32	0.33	(0.75)	(0.42)	(0.33)	(0.44)	(0.77)
Year Ended June 30, 2021	16.21	0.29	6.11	6.40	(0.29)	—	(0.29)
Year Ended June 30, 2020	17.81	0.32	(1.41)	(1.09)	(0.32)	(0.19)	(0.51)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	23.96	0.22	1.47	1.69	(0.23)	(1.50)	(1.73)
Year Ended June 30, 2024	22.28	0.46	1.85	2.31	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.54	0.46	1.14	1.60	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.75	0.40	(0.78)	(0.38)	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2021	16.51	0.35	6.23	6.58	(0.34)	—	(0.34)
Year Ended June 30, 2020	18.13	0.37	(1.43)	(1.06)	(0.37)	(0.19)	(0.56)
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$23.41	6.65%	$4,564,944	0.95%	1.49%	0.95%	9%
23.49	10.31	4,450,073	0.95	1.77	0.95	20
21.85	7.12	4,423,141	0.95	1.83	0.95	8
21.15	(2.10)	4,562,270	0.95	1.49	0.95	15
22.34	39.81	4,715,916	0.96	1.48	0.96	16
16.22	(6.36)	3,234,850	0.98	1.83	0.98	22

22.82	6.41	693,405	1.44	0.99	1.44	9
22.93	9.72	755,885	1.45	1.28	1.45	20
21.35	6.60	997,751	1.45	1.32	1.45	8
20.68	(2.63)	1,206,824	1.45	0.97	1.45	15
21.87	39.19	1,493,408	1.45	0.99	1.46	16
15.88	(6.83)	1,350,402	1.47	1.34	1.47	22

23.94	6.81	15,572,707	0.69	1.74	0.70	9
23.98	10.60	16,105,559	0.70	2.03	0.70	20
22.29	7.38	18,495,976	0.70	2.08	0.70	8
21.56	(1.87)	17,614,254	0.70	1.74	0.70	15
22.76	40.16	17,980,353	0.70	1.73	0.71	16
16.52	(6.06)	10,727,252	0.71	2.11	0.72	22

23.27	6.51	94,046	1.20	1.23	1.20	9
23.36	10.04	96,550	1.21	1.52	1.21	20
21.73	6.84	104,930	1.20	1.57	1.21	8
21.04	(2.36)	102,353	1.21	1.28	1.21	15
22.23	39.47	77,859	1.22	1.22	1.22	16
16.14	(6.57)	72,182	1.23	1.56	1.23	22

23.39	6.65	170,836	0.95	1.49	0.95	9
23.47	10.32	175,779	0.95	1.78	0.95	20
21.83	7.13	229,745	0.95	1.83	0.95	8
21.13	(2.10)	232,772	0.95	1.47	0.95	15
22.32	39.79	280,991	0.95	1.49	0.96	16
16.21	(6.29)	170,246	0.97	1.86	0.97	22

23.92	6.81	160,859	0.69	1.74	0.69	9
23.96	10.56	201,402	0.70	2.03	0.70	20
22.28	7.44	252,731	0.70	2.09	0.70	8
21.54	(1.91)	211,963	0.70	1.73	0.70	15
22.75	40.19	249,525	0.70	1.73	0.70	16
16.51	(6.07)	106,277	0.72	2.12	0.72	22
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	107

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Income Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$24.00	$0.24	$1.47	$1.71	$(0.25)	$(1.50)	$(1.75)
Year Ended June 30, 2024	22.31	0.50	1.85	2.35	(0.50)	(0.16)	(0.66)
Year Ended June 30, 2023	21.58	0.50	1.12	1.62	(0.50)	(0.39)	(0.89)
Year Ended June 30, 2022	22.78	0.43	(0.77)	(0.34)	(0.42)	(0.44)	(0.86)
Year Ended June 30, 2021	16.53	0.37	6.25	6.62	(0.37)	—	(0.37)
Year Ended June 30, 2020	18.16	0.40	(1.45)	(1.05)	(0.39)	(0.19)	(0.58)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	23.98	0.26	1.46	1.72	(0.26)	(1.50)	(1.76)
Year Ended June 30, 2024	22.29	0.52	1.86	2.38	(0.53)	(0.16)	(0.69)
Year Ended June 30, 2023	21.56	0.52	1.13	1.65	(0.53)	(0.39)	(0.92)
Year Ended June 30, 2022	22.76	0.46	(0.77)	(0.31)	(0.45)	(0.44)	(0.89)
Year Ended June 30, 2021	16.52	0.39	6.24	6.63	(0.39)	—	(0.39)
Year Ended June 30, 2020	18.14	0.42	(1.44)	(1.02)	(0.41)	(0.19)	(0.60)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$23.96	6.88%	$822,065	0.54%	1.89%	0.54%	9%
24.00	10.76	862,123	0.55	2.19	0.55	20
22.31	7.54	1,247,583	0.55	2.23	0.55	8
21.58	(1.72)	1,300,595	0.55	1.87	0.55	15
22.78	40.41	1,655,531	0.55	1.88	0.56	16
16.53	(5.98)	1,230,147	0.56	2.24	0.57	22

23.94	6.94	21,997,835	0.44	1.99	0.45	9
23.98	10.88	21,919,414	0.45	2.28	0.45	20
22.29	7.65	22,139,090	0.45	2.34	0.45	8
21.56	(1.62)	20,740,383	0.45	1.99	0.45	15
22.76	40.51	19,952,074	0.45	1.98	0.46	16
16.52	(5.83)	12,663,581	0.46	2.38	0.47	22

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	109

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Index Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$81.79	$0.37	$6.33	$6.70	$(0.42)	$—	$(0.42)
Year Ended June 30, 2024	66.66	0.77	15.13	15.90	(0.77)	—	(0.77)
Year Ended June 30, 2023	56.74	0.75	9.94	10.69	(0.76)	(0.01)	(0.77)
Year Ended June 30, 2022	65.24	0.65	(7.60)	(6.95)	(0.62)	(0.93)	(1.55)
Year Ended June 30, 2021	47.11	0.62	18.24	18.86	(0.73)	—	(0.73)
Year Ended June 30, 2020	44.90	0.91	2.20	3.11	(0.81)	(0.09)	(0.90)
Class C
Six Months Ended December 31, 2024 (Unaudited)	80.91	0.11	6.26	6.37	(0.15)	—	(0.15)
Year Ended June 30, 2024	65.96	0.34	14.95	15.29	(0.34)	—	(0.34)
Year Ended June 30, 2023	56.14	0.39	9.83	10.22	(0.39)	(0.01)	(0.40)
Year Ended June 30, 2022	64.55	0.25	(7.51)	(7.26)	(0.22)	(0.93)	(1.15)
Year Ended June 30, 2021	46.65	0.28	18.00	18.28	(0.38)	—	(0.38)
Year Ended June 30, 2020	44.45	0.62	2.21	2.83	(0.54)	(0.09)	(0.63)
Class I
Six Months Ended December 31, 2024 (Unaudited)	81.90	0.48	6.35	6.83	(0.53)	—	(0.53)
Year Ended June 30, 2024	66.76	0.96	15.13	16.09	(0.95)	—	(0.95)
Year Ended June 30, 2023	56.81	0.90	9.96	10.86	(0.90)	(0.01)	(0.91)
Year Ended June 30, 2022	65.33	0.81	(7.62)	(6.81)	(0.78)	(0.93)	(1.71)
Year Ended June 30, 2021	47.22	0.77	18.21	18.98	(0.87)	—	(0.87)
Year Ended June 30, 2020	44.97	1.02	2.25	3.27	(0.93)	(0.09)	(1.02)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	81.93	0.55	6.34	6.89	(0.59)	—	(0.59)
Year Ended June 30, 2024	66.77	1.07	15.15	16.22	(1.06)	—	(1.06)
Year Ended June 30, 2023	56.83	1.00	9.95	10.95	(1.00)	(0.01)	(1.01)
Year Ended June 30, 2022	65.35	0.92	(7.62)	(6.70)	(0.89)	(0.93)	(1.82)
Year Ended June 30, 2021	47.21	0.85	18.25	19.10	(0.96)	—	(0.96)
Year Ended June 30, 2020	44.98	1.10	2.22	3.32	(1.00)	(0.09)	(1.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Net expenses for Class R6 Shares are 0.044% for the six months ended December 31, 2024, 0.044% for the year ended June 30, 2024, 0.045% for the year ended
June 30, 2023, 0.045% for the year ended June 30,2022, 0.044% for the year ended June 30, 2021, 0.044% for the year ended June 30, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$88.07	8.20%	$1,014,390	0.45%	0.87%	0.63%	5%
81.79	24.01	953,255	0.45	1.08	0.65	5
66.66	19.01	770,835	0.45	1.25	0.65	15
56.74	(11.02)	654,422	0.45	0.98	0.65	11
65.24	40.28	749,440	0.45	1.10	0.66	26
47.11	7.02	572,292	0.45	1.97	0.66	15

87.13	7.88	88,834	1.05	0.27	1.12	5
80.91	23.25	91,824	1.05	0.48	1.13	5
65.96	18.31	92,084	1.05	0.65	1.13	15
56.14	(11.55)	86,737	1.05	0.37	1.13	11
64.55	39.35	110,184	1.05	0.50	1.13	26
46.65	6.42	102,864	1.05	1.37	1.14	15

88.20	8.35	1,389,777	0.20	1.11	0.37	5
81.90	24.29	1,264,640	0.20	1.32	0.38	5
66.76	19.34	964,430	0.20	1.50	0.38	15
56.81	(10.81)	1,121,519	0.20	1.22	0.38	11
65.33	40.48	991,703	0.20	1.37	0.38	26
47.22	7.40	1,022,318	0.20	2.21	0.38	15

88.23	8.42	8,257,456	0.04 (f)	1.27	0.12	5
81.93	24.51	8,029,206	0.04 (f)	1.48	0.12	5
66.77	19.51	6,194,790	0.05 (f)	1.65	0.13	15
56.83	(10.67)	5,395,106	0.05 (f)	1.39	0.13	11
65.35	40.77	4,793,114	0.04 (f)	1.49	0.13	26
47.21	7.52	3,306,397	0.04 (f)	2.38	0.13	15

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	111

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Equity Premium Income Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$14.06	$0.53	$0.29	$0.82	$(0.53)	$14.35
Year Ended June 30, 2024	13.72	0.97	0.34	1.31	(0.97)	14.06
Year Ended June 30, 2023	13.79	1.53	(0.13)	1.40	(1.47)	13.72
Year Ended June 30, 2022	15.23	1.46	(1.56)	(0.10)	(1.34)	13.79
Year Ended June 30, 2021	12.96	1.26	2.40	3.66	(1.39)	15.23
Year Ended June 30, 2020	14.92	1.88	(2.42)	(0.54)	(1.42)	12.96
Class C
Six Months Ended December 31, 2024 (Unaudited)	14.06	0.49	0.29	0.78	(0.49)	14.35
Year Ended June 30, 2024	13.72	0.90	0.35	1.25	(0.91)	14.06
Year Ended June 30, 2023	13.79	1.48	(0.15)	1.33	(1.40)	13.72
Year Ended June 30, 2022	15.23	1.38	(1.56)	(0.18)	(1.26)	13.79
Year Ended June 30, 2021	12.96	1.15	2.44	3.59	(1.32)	15.23
Year Ended June 30, 2020	14.92	1.61	(2.22)	(0.61)	(1.35)	12.96
Class I
Six Months Ended December 31, 2024 (Unaudited)	14.07	0.54	0.29	0.83	(0.54)	14.36
Year Ended June 30, 2024	13.72	1.01	0.35	1.36	(1.01)	14.07
Year Ended June 30, 2023	13.80	1.46	(0.03)	1.43	(1.51)	13.72
Year Ended June 30, 2022	15.23	1.48	(1.54)	(0.06)	(1.37)	13.80
Year Ended June 30, 2021	12.96	1.38	2.32	3.70	(1.43)	15.23
Year Ended June 30, 2020	14.92	1.59	(2.10)	(0.51)	(1.45)	12.96
Class R5
Six Months Ended December 31, 2024 (Unaudited)	14.07	0.56	0.28	0.84	(0.55)	14.36
Year Ended June 30, 2024	13.72	1.03	0.35	1.38	(1.03)	14.07
Year Ended June 30, 2023	13.79	1.45	0.01	1.46	(1.53)	13.72
Year Ended June 30, 2022	15.23	1.48	(1.52)	(0.04)	(1.40)	13.79
Year Ended June 30, 2021	12.96	1.37	2.35	3.72	(1.45)	15.23
Year Ended June 30, 2020	14.92	1.48	(1.96)	(0.48)	(1.48)	12.96
Class R6
Six Months Ended December 31, 2024 (Unaudited)	14.06	0.56	0.29	0.85	(0.56)	14.35
Year Ended June 30, 2024	13.72	1.04	0.34	1.38	(1.04)	14.06
Year Ended June 30, 2023	13.80	1.45	0.01	1.46	(1.54)	13.72
Year Ended June 30, 2022	15.23	1.50	(1.52)	(0.02)	(1.41)	13.80
Year Ended June 30, 2021	12.96	1.43	2.30	3.73	(1.46)	15.23
Year Ended June 30, 2020	14.92	1.83	(2.30)	(0.47)	(1.49)	12.96

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Large Cap Funds	December 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

5.79%	$569,337	0.84%	7.17%	0.84%	87%
9.97	528,101	0.85	7.04	0.85	176
10.79	384,446	0.85	11.18	0.85	189
(1.05)	905,284	0.85	9.76	0.88	188
29.67	174,085	0.85	8.61	0.91	217
(3.78)	12,904	0.85	14.21	1.11	236

5.53	319,274	1.34	6.67	1.34	87
9.42	296,817	1.35	6.54	1.35	176
10.24	223,339	1.35	10.84	1.35	189
(1.54)	756,008	1.35	9.19	1.38	188
29.03	158,340	1.34	7.76	1.40	217
(4.26)	4,710	1.35	11.77	1.61	236

5.92	4,365,973	0.59	7.42	0.59	87
10.32	4,160,918	0.60	7.29	0.60	176
10.98	3,641,748	0.60	10.72	0.61	189
(0.73)	1,859,617	0.60	9.83	0.63	188
29.97	519,976	0.60	9.62	0.69	217
(3.57)	173,409	0.60	11.40	0.91	236

6.00	535	0.45	7.62	0.47	87
10.48	300	0.45	7.49	0.54	176
11.23	712	0.45	10.69	0.46	189
(0.66)	160	0.45	9.82	0.50	188
30.16	88	0.45	9.54	0.56	217
(3.43)	21	0.45	10.37	0.83	236

6.05	1,115,573	0.34	7.66	0.34	87
10.51	1,240,522	0.35	7.55	0.35	176
11.26	1,571,873	0.35	10.68	0.35	189
(0.49)	89,522	0.35	9.93	0.37	188
30.29	48,315	0.35	9.99	0.44	217
(3.33)	686	0.35	13.60	0.59	236

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Hedged Equity Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$31.06	$0.09	$1.95	$2.04	$(0.10)	$33.00
Year Ended June 30, 2024	27.57	0.20	3.48	3.68	(0.19)	31.06
Year Ended June 30, 2023	24.20	0.20	3.38	3.58	(0.21)	27.57
Year Ended June 30, 2022	25.90	0.13	(1.70)	(1.57)	(0.13)	24.20
Year Ended June 30, 2021	21.83	0.15	4.11	4.26	(0.19)	25.90
Year Ended June 30, 2020	20.23	0.28	1.51	1.79	(0.19)	21.83
Class C
Six Months Ended December 31, 2024 (Unaudited)	30.81	0.01	1.93	1.94	(0.02)	32.73
Year Ended June 30, 2024	27.37	0.05	3.45	3.50	(0.06)	30.81
Year Ended June 30, 2023	24.02	0.08	3.35	3.43	(0.08)	27.37
Year Ended June 30, 2022	25.72	—	(1.68)	(1.68)	(0.02)	24.02
Year Ended June 30, 2021	21.70	0.03	4.07	4.10	(0.08)	25.72
Year Ended June 30, 2020	20.10	0.17	1.52	1.69	(0.09)	21.70
Class I
Six Months Ended December 31, 2024 (Unaudited)	31.16	0.13	1.96	2.09	(0.14)	33.11
Year Ended June 30, 2024	27.66	0.27	3.50	3.77	(0.27)	31.16
Year Ended June 30, 2023	24.28	0.27	3.38	3.65	(0.27)	27.66
Year Ended June 30, 2022	25.98	0.20	(1.70)	(1.50)	(0.20)	24.28
Year Ended June 30, 2021	21.90	0.21	4.11	4.32	(0.24)	25.98
Year Ended June 30, 2020	20.28	0.33	1.53	1.86	(0.24)	21.90
Class R5
Six Months Ended December 31, 2024 (Unaudited)	31.21	0.15	1.97	2.12	(0.16)	33.17
Year Ended June 30, 2024	27.71	0.31	3.50	3.81	(0.31)	31.21
Year Ended June 30, 2023	24.32	0.31	3.39	3.70	(0.31)	27.71
Year Ended June 30, 2022	26.02	0.24	(1.70)	(1.46)	(0.24)	24.32
Year Ended June 30, 2021	21.93	0.25	4.11	4.36	(0.27)	26.02
Year Ended June 30, 2020	20.32	0.36	1.52	1.88	(0.27)	21.93
Class R6
Six Months Ended December 31, 2024 (Unaudited)	31.23	0.17	1.97	2.14	(0.18)	33.19
Year Ended June 30, 2024	27.73	0.34	3.50	3.84	(0.34)	31.23
Year Ended June 30, 2023	24.33	0.33	3.40	3.73	(0.33)	27.73
Year Ended June 30, 2022	26.04	0.27	(1.72)	(1.45)	(0.26)	24.33
Year Ended June 30, 2021	21.95	0.28	4.11	4.39	(0.30)	26.04
Year Ended June 30, 2020	20.32	0.39	1.53	1.92	(0.29)	21.95

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Large Cap Funds	December 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

6.57%	$1,483,759	0.82%	0.54%	0.82%	14%
13.43	1,393,286	0.82	0.69	0.83	37
14.87	1,274,360	0.83	0.80	0.83	27
(6.08)	1,647,387	0.83	0.52	0.83	44
19.58	1,778,457	0.83	0.61	0.84	39
8.89	473,314	0.85	1.35	0.86	68

6.30	576,995	1.32	0.05	1.32	14
12.82	509,251	1.32	0.18	1.33	37
14.32	436,623	1.33	0.30	1.33	27
(6.53)	436,891	1.33	0.02	1.33	44
18.93	502,120	1.33	0.14	1.33	39
8.40	246,741	1.35	0.84	1.36	68

6.71	16,821,156	0.57	0.79	0.57	14
13.70	15,552,472	0.57	0.94	0.58	37
15.15	12,697,762	0.58	1.05	0.58	27
(5.83)	12,790,417	0.58	0.77	0.58	44
19.83	14,416,679	0.58	0.89	0.58	39
9.21	7,167,488	0.59	1.59	0.60	68

6.81	5,159	0.42	0.93	0.43	14
13.84	5,790	0.42	1.09	0.43	37
15.34	6,044	0.43	1.21	0.43	27
(5.68)	5,335	0.43	0.92	0.43	44
20.01	6,024	0.44	1.03	0.45	39
9.30	2,964	0.45	1.74	0.59	68

6.86	2,207,034	0.32	1.06	0.32	14
13.95	2,230,651	0.32	1.19	0.33	37
15.49	1,594,675	0.33	1.30	0.33	27
(5.61)	1,614,304	0.33	1.02	0.33	44
20.11	1,591,643	0.33	1.14	0.34	39
9.50	851,085	0.35	1.87	0.35	68

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 2 Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$17.53	$0.05	$1.01	$1.06	$(0.06)	$—	$(0.06)
Year Ended June 30, 2024	15.74	0.11	1.79	1.90	(0.11)	—	(0.11)
Year Ended June 30, 2023	14.87	0.11	1.70	1.81	(0.12)	(0.82)	(0.94)
Year Ended June 30, 2022	15.97	0.09	(1.12)	(1.03)	(0.07)	—	(0.07)
February 26, 2021 (f) through June 30, 2021	15.00	0.03	0.95	0.98	(0.01)	—	(0.01)
Class C
Six Months Ended December 31, 2024 (Unaudited)	17.48	— (h)	1.01	1.01	(0.01)	—	(0.01)
Year Ended June 30, 2024	15.70	0.03	1.78	1.81	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.84	0.04	1.69	1.73	(0.05)	(0.82)	(0.87)
Year Ended June 30, 2022	15.95	0.01	(1.11)	(1.10)	(0.01)	—	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	— (h)	0.95	0.95	— (h)	—	—
Class I
Six Months Ended December 31, 2024 (Unaudited)	17.55	0.07	1.01	1.08	(0.08)	—	(0.08)
Year Ended June 30, 2024	15.76	0.15	1.79	1.94	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.89	0.15	1.70	1.85	(0.16)	(0.82)	(0.98)
Year Ended June 30, 2022	15.98	0.13	(1.12)	(0.99)	(0.10)	—	(0.10)
February 26, 2021 (f) through June 30, 2021	15.00	0.04	0.96	1.00	(0.02)	—	(0.02)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	17.55	0.08	1.02	1.10	(0.09)	—	(0.09)
Year Ended June 30, 2024	15.76	0.17	1.79	1.96	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.89	0.17	1.70	1.87	(0.18)	(0.82)	(1.00)
Year Ended June 30, 2022	15.98	0.15	(1.12)	(0.97)	(0.12)	—	(0.12)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.95	1.00	(0.02)	—	(0.02)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	17.56	0.10	1.00	1.10	(0.10)	—	(0.10)
Year Ended June 30, 2024	15.77	0.19	1.79	1.98	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.90	0.18	1.70	1.88	(0.19)	(0.82)	(1.01)
Year Ended June 30, 2022	15.99	0.18	(1.13)	(0.95)	(0.14)	—	(0.14)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.96	1.01	(0.02)	—	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
(i)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$18.53	6.02%	$257,384	0.84%	0.50%	0.84%	19%
17.53	12.12	251,397	0.84	0.67	0.85	42
15.74	12.79	269,965	0.85	0.76	0.86	35
14.87	(6.49)	295,220	0.85	0.57	0.88	39
15.97	6.54	52,880	0.85 (g)	0.57 (g)	0.92 (g)	6

18.48	5.78	243,769	1.34	— (i)	1.34	19
17.48	11.55	227,555	1.34	0.17	1.35	42
15.70	12.21	234,378	1.35	0.25	1.36	35
14.84	(6.90)	241,375	1.35	0.07	1.38	39
15.95	6.36	57,423	1.35 (g)	0.05 (g)	1.43 (g)	6

18.55	6.15	4,158,213	0.59	0.75	0.59	19
17.55	12.40	3,858,374	0.59	0.93	0.59	42
15.76	13.06	3,631,690	0.60	1.00	0.61	35
14.89	(6.22)	4,110,283	0.60	0.81	0.62	39
15.98	6.63	1,018,781	0.60 (g)	0.80 (g)	0.70 (g)	6

18.56	6.28	769	0.45	0.88	0.45	19
17.55	12.56	878	0.45	1.07	0.49	42
15.76	13.24	820	0.45	1.16	0.46	35
14.89	(6.10)	636	0.45	0.92	0.47	39
15.98	6.66	536	0.45 (g)	0.99 (g)	0.88 (g)	6

18.56	6.28	553,357	0.34	1.04	0.34	19
17.56	12.67	414,336	0.34	1.19	0.34	42
15.77	13.34	476,641	0.35	1.20	0.36	35
14.90	(6.01)	975,953	0.35	1.12	0.38	39
15.99	6.75	262,248	0.35 (g)	1.04 (g)	0.43 (g)	6

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 3 Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$18.27	$0.05	$1.00	$1.05	$(0.05)	$—	$(0.05)
Year Ended June 30, 2024	15.63	0.11	2.64	2.75	(0.11)	—	(0.11)
Year Ended June 30, 2023	14.34	0.11	1.45	1.56	(0.12)	(0.15)	(0.27)
Year Ended June 30, 2022	15.96	0.09	(1.65)	(1.56)	(0.06)	—	(0.06)
February 26, 2021 (f) through June 30, 2021	15.00	0.03	0.95	0.98	(0.02)	—	(0.02)
Class C
Six Months Ended December 31, 2024 (Unaudited)	18.22	— (h)	0.99	0.99	(0.01)	—	(0.01)
Year Ended June 30, 2024	15.59	0.03	2.63	2.66	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.30	0.04	1.44	1.48	(0.04)	(0.15)	(0.19)
Year Ended June 30, 2022	15.95	0.01	(1.65)	(1.64)	(0.01)	—	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	— (h)	0.96	0.96	(0.01)	—	(0.01)
Class I
Six Months Ended December 31, 2024 (Unaudited)	18.30	0.07	1.01	1.08	(0.08)	—	(0.08)
Year Ended June 30, 2024	15.65	0.15	2.65	2.80	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.36	0.15	1.44	1.59	(0.15)	(0.15)	(0.30)
Year Ended June 30, 2022	15.98	0.13	(1.65)	(1.52)	(0.10)	—	(0.10)
February 26, 2021 (f) through June 30, 2021	15.00	0.04	0.96	1.00	(0.02)	—	(0.02)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	18.32	0.09	1.00	1.09	(0.09)	—	(0.09)
Year Ended June 30, 2024	15.67	0.17	2.65	2.82	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.37	0.16	1.46	1.62	(0.17)	(0.15)	(0.32)
Year Ended June 30, 2022	15.98	0.17	(1.66)	(1.49)	(0.12)	—	(0.12)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.95	1.00	(0.02)	—	(0.02)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	18.32	0.09	1.01	1.10	(0.10)	—	(0.10)
Year Ended June 30, 2024	15.67	0.20	2.64	2.84	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.37	0.18	1.46	1.64	(0.19)	(0.15)	(0.34)
Year Ended June 30, 2022	15.98	0.17	(1.65)	(1.48)	(0.13)	—	(0.13)
February 26, 2021 (f) through June 30, 2021	15.00	0.06	0.94	1.00	(0.02)	—	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$19.27	5.76%	$142,254	0.84%	0.49%	0.84%	26%
18.27	17.64	138,956	0.84	0.65	0.85	56
15.63	10.99	119,334	0.85	0.75	0.87	48
14.34	(9.78)	110,840	0.85	0.57	0.89	29
15.96	6.50	21,446	0.85 (g)	0.60 (g)	1.00 (g)	7

19.20	5.43	132,110	1.34	(0.01)	1.34	26
18.22	17.09	120,718	1.34	0.15	1.35	56
15.59	10.46	104,736	1.35	0.25	1.36	48
14.30	(10.28)	97,285	1.35	0.07	1.39	29
15.95	6.37	19,229	1.35 (g)	0.09 (g)	1.51 (g)	7

19.30	5.89	2,448,253	0.59	0.74	0.59	26
18.30	17.97	2,281,551	0.59	0.91	0.60	56
15.65	11.24	1,923,674	0.60	1.00	0.61	48
14.36	(9.58)	2,257,577	0.60	0.82	0.63	29
15.98	6.64	524,074	0.60 (g)	0.81 (g)	0.80 (g)	7

19.32	5.96	29	0.44	0.90	0.49	26
18.32	18.10	24	0.45	1.04	1.59	56
15.67	11.44	26	0.45	1.13	0.46	48
14.37	(9.41)	128	0.45	1.09	0.50	29
15.98	6.64	21	0.45 (g)	0.96 (g)	3.22 (g)	7

19.32	6.01	381,579	0.34	0.97	0.34	26
18.32	18.23	365,597	0.34	1.18	0.34	56
15.67	11.59	185,746	0.35	1.21	0.36	48
14.37	(9.33)	385,463	0.35	1.03	0.38	29
15.98	6.68	1,796	0.35 (g)	1.10 (g)	0.64 (g)	7

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Growth Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$72.60	$(0.06)(f)	$5.62	$5.56	$—	$(0.80)	$(0.80)
Year Ended June 30, 2024	53.66	(0.14)(f)	19.08	18.94	—	—	—
Year Ended June 30, 2023	44.12	0.11	10.83	10.94	(0.05)	(1.35)	(1.40)
Year Ended June 30, 2022	64.22	(0.12)	(10.74)	(10.86)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.04	(0.27)	19.59	19.32	—	(3.14)	(3.14)
Year Ended June 30, 2020	41.87	(0.01)	11.39	11.38	—	(5.21)	(5.21)
Class C
Six Months Ended December 31, 2024 (Unaudited)	47.68	(0.16)(f)	3.69	3.53	—	(0.80)	(0.80)
Year Ended June 30, 2024	35.42	(0.29)(f)	12.55	12.26	—	—	—
Year Ended June 30, 2023	29.67	(0.08)	7.18	7.10	—	(1.35)	(1.35)
Year Ended June 30, 2022	46.21	(0.29)	(7.01)	(7.30)	—	(9.24)	(9.24)
Year Ended June 30, 2021	35.43	(0.41)	14.33	13.92	—	(3.14)	(3.14)
Year Ended June 30, 2020	32.33	(0.17)	8.48	8.31	—	(5.21)	(5.21)
Class I
Six Months Ended December 31, 2024 (Unaudited)	74.70	0.03	5.79	5.82	— (h)	(0.80)	(0.80)
Year Ended June 30, 2024	55.14	0.01	19.62	19.63	(0.07)	—	(0.07)
Year Ended June 30, 2023	45.32	0.22	11.13	11.35	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.59	0.03	(11.06)	(11.03)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.91	(0.12)	19.97	19.85	(0.03)	(3.14)	(3.17)
Year Ended June 30, 2020	42.46	0.09	11.59	11.68	(0.02)	(5.21)	(5.23)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	67.88	(0.15)(f)	5.25	5.10	—	(0.80)	(0.80)
Year Ended June 30, 2024	50.29	(0.27)(f)	17.86	17.59	—	—	—
Year Ended June 30, 2023	41.49	(0.01)	10.16	10.15	—	(1.35)	(1.35)
Year Ended June 30, 2022	61.05	(0.26)	(10.06)	(10.32)	—	(9.24)	(9.24)
Year Ended June 30, 2021	45.90	(0.39)	18.68	18.29	—	(3.14)	(3.14)
Year Ended June 30, 2020	40.32	(0.11)	10.90	10.79	—	(5.21)	(5.21)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	73.08	(0.06)(f)	5.65	5.59	—	(0.80)	(0.80)
Year Ended June 30, 2024	54.04	(0.16)(f)	19.23	19.07	(0.03)	—	(0.03)
Year Ended June 30, 2023	44.45	0.10	10.91	11.01	(0.07)	(1.35)	(1.42)
Year Ended June 30, 2022	64.64	(0.12)	(10.83)	(10.95)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.34	(0.27)	19.72	19.45	(0.01)	(3.14)	(3.15)
Year Ended June 30, 2020	42.10	(0.01)	11.46	11.45	—	(5.21)	(5.21)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	74.52	0.03	5.77	5.80	—	(0.80)	(0.80)
Year Ended June 30, 2024	55.02	0.01	19.58	19.59	(0.09)	—	(0.09)
Year Ended June 30, 2023	45.23	0.19	11.13	11.32	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.47	0.02	(11.02)	(11.00)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.84	(0.12)	19.94	19.82	(0.05)	(3.14)	(3.19)
Year Ended June 30, 2020	42.45	0.08	11.58	11.66	(0.06)	(5.21)	(5.27)
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$77.36	7.62%	$7,213,423	0.93%(g)	(0.17)%(f)(g)	0.99%(g)	18%
72.60	35.30	6,722,152	0.94	(0.23)(f)	0.99	32
53.66	25.34	4,742,066	0.93	0.23	1.01	42
44.12	(20.68)	3,734,120	0.94	(0.20)	1.01	50
64.22	41.00	4,970,767	0.93	(0.46)	1.02	58
48.04	30.09	3,280,463	0.94	(0.03)	1.04	47

50.41	7.35	1,026,914	1.43 (g)	(0.67)(f)(g)	1.49 (g)	18
47.68	34.61	900,693	1.44	(0.73)(f)	1.49	32
35.42	24.71	636,054	1.43	(0.26)	1.51	42
29.67	(21.07)	556,002	1.44	(0.71)	1.51	50
46.21	40.32	780,132	1.43	(0.96)	1.51	58
35.43	29.42	701,820	1.44	(0.53)	1.54	47

79.72	7.76	25,680,771	0.68 (g)	0.08 (g)	0.74 (g)	18
74.70	35.64	22,747,050	0.69	0.02	0.74	32
55.14	25.66	15,667,641	0.68	0.46	0.76	42
45.32	(20.49)	9,509,669	0.69	0.05	0.76	50
65.59	41.37	10,983,173	0.68	(0.21)	0.76	58
48.91	30.40	7,058,308	0.69	0.22	0.78	47

72.18	7.47	246,718	1.18 (g)	(0.42)(f)(g)	1.25 (g)	18
67.88	34.98	235,641	1.19	(0.48)(f)	1.25	32
50.29	25.02	128,368	1.18	(0.03)	1.27	42
41.49	(20.88)	90,916	1.19	(0.46)	1.26	50
61.05	40.65	129,541	1.18	(0.71)	1.26	58
45.90	29.76	118,628	1.19	(0.27)	1.29	47

77.87	7.61	779,783	0.93 (g)	(0.17)(f)(g)	0.99 (g)	18
73.08	35.31	723,139	0.94	(0.26)(f)	0.99	32
54.04	25.33	359,223	0.93	0.21	1.01	42
44.45	(20.68)	205,831	0.94	(0.21)	1.01	50
64.64	41.01	264,318	0.93	(0.45)	1.01	58
48.34	30.09	90,107	0.94	(0.02)	1.03	47

79.52	7.75	758,462	0.68 (g)	0.08 (g)	0.74 (g)	18
74.52	35.64	699,826	0.69	0.02	0.74	32
55.02	25.65	486,413	0.68	0.40	0.76	42
45.23	(20.48)	137,633	0.69	0.03	0.76	50
65.47	41.37	204,814	0.68	(0.20)	0.76	58
48.84	30.40	64,792	0.69	0.19	0.78	47
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Growth Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$77.47	$0.09	$6.01	$6.10	$(0.10)	$(0.80)	$(0.90)
Year Ended June 30, 2024	57.16	0.11	20.34	20.45	(0.14)	—	(0.14)
Year Ended June 30, 2023	46.91	0.30	11.53	11.83	(0.23)	(1.35)	(1.58)
Year Ended June 30, 2022	67.49	0.12	(11.46)	(11.34)	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.20	(0.04)	20.52	20.48	(0.05)	(3.14)	(3.19)
Year Ended June 30, 2020	43.44	0.16	11.88	12.04	(0.07)	(5.21)	(5.28)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	78.50	0.14	6.07	6.21	(0.17)	(0.80)	(0.97)
Year Ended June 30, 2024	57.91	0.18	20.61	20.79	(0.20)	—	(0.20)
Year Ended June 30, 2023	47.51	0.35	11.69	12.04	(0.29)	(1.35)	(1.64)
Year Ended June 30, 2022	68.18	0.19	(11.62)	(11.43)	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.66	0.03	20.71	20.74	(0.08)	(3.14)	(3.22)
Year Ended June 30, 2020	43.78	0.21	11.99	12.20	(0.11)	(5.21)	(5.32)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$82.67	7.83%	$969,125	0.53%(g)	0.23%(g)	0.59%(g)	18%
77.47	35.84	992,330	0.54	0.18	0.59	32
57.16	25.85	957,188	0.53	0.61	0.61	42
46.91	(20.37)	629,918	0.54	0.19	0.61	50
67.49	41.57	956,386	0.53	(0.06)	0.61	58
50.20	30.59	781,380	0.54	0.38	0.63	47

83.74	7.88	67,321,932	0.43 (g)	0.33 (g)	0.49 (g)	18
78.50	35.98	61,059,217	0.44	0.27	0.49	32
57.91	25.98	37,609,592	0.43	0.68	0.51	42
47.51	(20.29)	16,482,609	0.44	0.30	0.51	50
68.18	41.70	19,127,249	0.43	0.04	0.51	58
50.66	30.75	11,169,668	0.44	0.47	0.53	47

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Value Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$20.36	$0.12	$1.70	$1.82	$(0.12)	$(1.90)	$(2.02)
Year Ended June 30, 2024	18.93	0.28	2.13	2.41	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.90	0.24	1.82	2.06	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.48	0.19	(1.21)	(1.02)	(0.18)	(1.38)	(1.56)
Year Ended June 30, 2021	12.72	0.11	7.73	7.84	(0.08)	—	(0.08)
Year Ended June 30, 2020	14.11	0.18	(1.40)	(1.22)	(0.17)	—	(0.17)
Class C
Six Months Ended December 31, 2024 (Unaudited)	19.23	0.06	1.61	1.67	(0.07)	(1.90)	(1.97)
Year Ended June 30, 2024	17.93	0.17	2.01	2.18	(0.17)	(0.71)	(0.88)
Year Ended June 30, 2023	17.01	0.14	1.72	1.86	(0.15)	(0.79)	(0.94)
Year Ended June 30, 2022	19.55	0.09	(1.16)	(1.07)	(0.09)	(1.38)	(1.47)
Year Ended June 30, 2021	12.17	0.02	7.39	7.41	(0.03)	—	(0.03)
Year Ended June 30, 2020	13.49	0.11	(1.32)	(1.21)	(0.11)	—	(0.11)
Class I
Six Months Ended December 31, 2024 (Unaudited)	19.89	0.14	1.67	1.81	(0.15)	(1.90)	(2.05)
Year Ended June 30, 2024	18.51	0.32	2.08	2.40	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.53	0.28	1.77	2.05	(0.28)	(0.79)	(1.07)
Year Ended June 30, 2022	20.10	0.23	(1.19)	(0.96)	(0.23)	(1.38)	(1.61)
Year Ended June 30, 2021	12.49	0.15	7.59	7.74	(0.13)	—	(0.13)
Year Ended June 30, 2020	13.85	0.21	(1.36)	(1.15)	(0.21)	—	(0.21)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	20.13	0.09	1.68	1.77	(0.09)	(1.90)	(1.99)
Year Ended June 30, 2024	18.73	0.23	2.10	2.33	(0.22)	(0.71)	(0.93)
Year Ended June 30, 2023	17.72	0.19	1.80	1.99	(0.19)	(0.79)	(0.98)
Year Ended June 30, 2022	20.30	0.14	(1.21)	(1.07)	(0.13)	(1.38)	(1.51)
Year Ended June 30, 2021	12.61	0.06	7.67	7.73	(0.04)	—	(0.04)
Year Ended June 30, 2020	13.98	0.15	(1.38)	(1.23)	(0.14)	—	(0.14)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	19.84	0.11	1.65	1.76	(0.12)	(1.90)	(2.02)
Year Ended June 30, 2024	18.47	0.27	2.08	2.35	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.49	0.24	1.77	2.01	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.09	0.20	(1.21)	(1.01)	(0.21)	(1.38)	(1.59)
Year Ended June 30, 2021	12.48	0.10	7.59	7.69	(0.08)	—	(0.08)
Year Ended June 30, 2020	13.84	0.18	(1.36)	(1.18)	(0.18)	—	(0.18)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	20.38	0.14	1.71	1.85	(0.15)	(1.90)	(2.05)
Year Ended June 30, 2024	18.94	0.33	2.13	2.46	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.92	0.30	1.80	2.10	(0.29)	(0.79)	(1.08)
Year Ended June 30, 2022	20.50	0.26	(1.23)	(0.97)	(0.23)	(1.38)	(1.61)
Year Ended June 30, 2021	12.73	0.12	7.77	7.89	(0.12)	—	(0.12)
Year Ended June 30, 2020	14.11	0.22	(1.39)	(1.17)	(0.21)	—	(0.21)
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$20.16	8.54%	$309,791	0.93%	1.06%	1.00%	69%
20.36	13.14	297,404	0.93	1.44	1.01	167
18.93	11.63	289,456	0.93	1.31	1.01	143
17.90	(5.22)	235,054	0.93	0.97	1.01	121
20.48	61.86	218,302	0.93	0.62	1.04	93
12.72	(8.66)	119,402	0.93	1.33	1.04	177

18.93	8.25	81,003	1.43	0.55	1.49	69
19.23	12.59	81,229	1.44	0.93	1.50	167
17.93	11.05	91,445	1.44	0.80	1.50	143
17.01	(5.70)	79,663	1.44	0.48	1.51	121
19.55	60.96	62,488	1.43	0.11	1.50	93
12.17	(9.04)	33,769	1.44	0.81	1.52	177

19.65	8.67	2,258,519	0.69	1.29	0.74	69
19.89	13.45	1,835,424	0.69	1.69	0.76	167
18.51	11.87	1,297,201	0.69	1.54	0.76	143
17.53	(5.04)	1,275,387	0.69	1.20	0.77	121
20.10	62.22	1,418,653	0.69	0.84	0.76	93
12.49	(8.35)	262,414	0.69	1.57	0.76	177

19.91	8.40	15,559	1.18	0.80	1.25	69
20.13	12.83	14,580	1.19	1.19	1.27	167
18.73	11.35	13,722	1.19	1.05	1.27	143
17.72	(5.50)	12,323	1.19	0.71	1.27	121
20.30	61.40	11,175	1.18	0.38	1.27	93
12.61	(8.83)	17,777	1.19	1.09	1.28	177

19.58	8.46	14,163	0.94	1.05	0.99	69
19.84	13.15	13,462	0.94	1.44	1.01	167
18.47	11.65	10,744	0.94	1.34	1.00	143
17.49	(5.26)	6,010	0.94	1.06	1.01	121
20.09	61.83	16	0.94	0.63	1.04	93
12.48	(8.59)	18	0.94	1.36	2.24	177

20.18	8.65	1,769	0.69	1.30	0.74	69
20.38	13.45	2,117	0.69	1.68	0.80	167
18.94	11.85	1,242	0.69	1.59	0.76	143
17.92	(4.95)	495	0.69	1.32	0.77	121
20.50	62.16	135	0.69	0.87	0.76	93
12.73	(8.34)	11,823	0.69	1.60	0.76	177
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Value Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$20.17	$0.16	$1.68	$1.84	$(0.16)	$(1.90)	$(2.06)
Year Ended June 30, 2024	18.75	0.35	2.12	2.47	(0.34)	(0.71)	(1.05)
Year Ended June 30, 2023	17.75	0.31	1.79	2.10	(0.31)	(0.79)	(1.10)
Year Ended June 30, 2022	20.32	0.26	(1.20)	(0.94)	(0.25)	(1.38)	(1.63)
Year Ended June 30, 2021	12.62	0.17	7.68	7.85	(0.15)	—	(0.15)
Year Ended June 30, 2020	14.00	0.24	(1.39)	(1.15)	(0.23)	—	(0.23)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	19.99	0.17	1.67	1.84	(0.17)	(1.90)	(2.07)
Year Ended June 30, 2024	18.60	0.37	2.09	2.46	(0.36)	(0.71)	(1.07)
Year Ended June 30, 2023	17.61	0.33	1.78	2.11	(0.33)	(0.79)	(1.12)
Year Ended June 30, 2022	20.18	0.28	(1.20)	(0.92)	(0.27)	(1.38)	(1.65)
Year Ended June 30, 2021	12.53	0.19	7.63	7.82	(0.17)	—	(0.17)
Year Ended June 30, 2020	13.90	0.25	(1.37)	(1.12)	(0.25)	—	(0.25)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$19.95	8.73%	$35,646	0.54%	1.45%	0.60%	69%
20.17	13.65	35,836	0.54	1.84	0.61	167
18.75	12.01	29,958	0.54	1.71	0.61	143
17.75	(4.84)	23,073	0.54	1.34	0.61	121
20.32	62.47	24,668	0.54	1.02	0.61	93
12.62	(8.26)	18,535	0.54	1.72	0.62	177

19.76	8.81	2,152,474	0.44	1.55	0.49	69
19.99	13.71	1,960,039	0.44	1.94	0.50	167
18.60	12.16	1,733,785	0.44	1.79	0.50	143
17.61	(4.78)	1,564,013	0.44	1.42	0.50	121
20.18	62.68	2,606,033	0.44	1.10	0.50	93
12.53	(8.14)	796,259	0.44	1.86	0.51	177

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Applied Data Science Value Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$29.68	$0.21	$1.83	$2.04	$(0.23)	$(1.90)	$(2.13)
Year Ended June 30, 2024	27.61	0.45	3.65	4.10	(0.47)	(1.56)	(2.03)
Year Ended June 30, 2023	26.56	0.46	2.32	2.78	(0.47)	(1.26)	(1.73)
Year Ended June 30, 2022	36.38	0.45	(1.10)	(0.65)	(0.42)	(8.75)	(9.17)
Year Ended June 30, 2021	25.83	0.42	11.10	11.52	(0.64)	(0.33)	(0.97)
Year Ended June 30, 2020	31.42	0.55 (f)	(3.38)	(2.83)	(0.63)	(2.13)	(2.76)
Class C
Six Months Ended December 31, 2024 (Unaudited)	28.90	0.13	1.79	1.92	(0.16)	(1.90)	(2.06)
Year Ended June 30, 2024	26.93	0.30	3.54	3.84	(0.31)	(1.56)	(1.87)
Year Ended June 30, 2023	25.93	0.31	2.28	2.59	(0.33)	(1.26)	(1.59)
Year Ended June 30, 2022	35.72	0.27	(1.04)	(0.77)	(0.27)	(8.75)	(9.02)
Year Ended June 30, 2021	25.36	0.28	10.90	11.18	(0.49)	(0.33)	(0.82)
Year Ended June 30, 2020	30.90	0.40 (f)	(3.33)	(2.93)	(0.48)	(2.13)	(2.61)
Class I
Six Months Ended December 31, 2024 (Unaudited)	30.10	0.25	1.86	2.11	(0.27)	(1.90)	(2.17)
Year Ended June 30, 2024	27.97	0.53	3.69	4.22	(0.53)	(1.56)	(2.09)
Year Ended June 30, 2023	26.89	0.53	2.35	2.88	(0.54)	(1.26)	(1.80)
Year Ended June 30, 2022	36.72	0.53	(1.11)	(0.58)	(0.50)	(8.75)	(9.25)
Year Ended June 30, 2021	25.79	0.50	11.48	11.98	(0.72)	(0.33)	(1.05)
Year Ended June 30, 2020	31.62	0.62 (f)	(3.66)	(3.04)	(0.66)	(2.13)	(2.79)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	29.19	0.15	1.81	1.96	(0.18)	(1.90)	(2.08)
Year Ended June 30, 2024	27.19	0.34	3.58	3.92	(0.36)	(1.56)	(1.92)
Year Ended June 30, 2023	26.18	0.36	2.29	2.65	(0.38)	(1.26)	(1.64)
Year Ended June 30, 2022	35.99	0.33	(1.07)	(0.74)	(0.32)	(8.75)	(9.07)
Year Ended June 30, 2021	25.55	0.33	11.01	11.34	(0.57)	(0.33)	(0.90)
Year Ended June 30, 2020	31.12	0.47 (f)	(3.35)	(2.88)	(0.56)	(2.13)	(2.69)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	30.18	0.26	1.87	2.13	(0.28)	(1.90)	(2.18)
Year Ended June 30, 2024	28.04	0.54	3.71	4.25	(0.55)	(1.56)	(2.11)
Year Ended June 30, 2023	26.95	0.55	2.35	2.90	(0.55)	(1.26)	(1.81)
Year Ended June 30, 2022	36.78	0.55	(1.11)	(0.56)	(0.52)	(8.75)	(9.27)
Year Ended June 30, 2021	25.66	0.59	11.63	12.22	(0.77)	(0.33)	(1.10)
Year Ended June 30, 2020	31.73	0.67 (f)	(3.87)	(3.20)	(0.74)	(2.13)	(2.87)
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$29.59	6.65%	$40,708	0.73%	1.33%	1.01%	4%
29.68	15.53	40,768	0.73	1.59	1.01	22
27.61	10.70	47,209	0.73	1.69	0.99	17
26.56	(4.07)	49,916	0.73	1.37	0.97	55
36.38	45.65	61,187	0.83	1.37	0.99	72
25.83	(9.96)	49,876	0.83	1.88 (f)	0.95	79

28.76	6.38	2,072	1.23	0.83	1.54	4
28.90	14.93	2,454	1.23	1.10	1.56	22
26.93	10.14	3,991	1.23	1.19	1.50	17
25.93	(4.54)	7,147	1.23	0.85	1.48	55
35.72	45.02	11,211	1.33	0.91	1.50	72
25.36	(10.46)	11,038	1.33	1.37 (f)	1.46	79

30.04	6.78	79,213	0.49	1.57	0.76	4
30.10	15.81	81,291	0.49	1.83	0.76	22
27.97	10.95	83,385	0.49	1.93	0.74	17
26.89	(3.84)	94,291	0.49	1.60	0.72	55
36.72	47.54	127,530	0.59	1.62	0.74	72
25.79	(10.69)	113,316	0.59	2.01 (f)	0.68	79

29.07	6.47	2,651	1.09	0.97	1.31	4
29.19	15.10	2,541	1.09	1.24	1.33	22
27.19	10.29	2,505	1.09	1.33	1.31	17
26.18	(4.41)	2,651	1.09	1.02	1.36	55
35.99	45.36	3,000	1.09	1.08	1.34	72
25.55	(10.24)	2,664	1.09	1.62 (f)	1.30	79

30.13	6.82	3,839	0.44	1.61	0.61	4
30.18	15.87	4,292	0.44	1.88	0.63	22
28.04	11.02	3,806	0.44	1.98	0.59	17
26.95	(3.79)	3,610	0.44	1.66	0.57	55
36.78	48.74	4,053	0.44	1.91	0.59	72
25.66	(11.16)	4,269	0.44	2.16 (f)	0.55	79
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Applied Data Science Value Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$30.18	$0.28	$1.87	$2.15	$(0.30)	$(1.90)	$(2.20)
Year Ended June 30, 2024	28.04	0.57	3.71	4.28	(0.58)	(1.56)	(2.14)
Year Ended June 30, 2023	26.95	0.58	2.35	2.93	(0.58)	(1.26)	(1.84)
Year Ended June 30, 2022	36.78	0.58	(1.11)	(0.53)	(0.55)	(8.75)	(9.30)
Year Ended June 30, 2021	26.06	0.57	11.28	11.85	(0.80)	(0.33)	(1.13)
Year Ended June 30, 2020	31.74	0.70 (f)	(3.47)	(2.77)	(0.78)	(2.13)	(2.91)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects special dividends paid out during the year by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income
(loss) per share would have been $0.46, $0.30, $0.53, $0.38, $0.57 and $0.60 for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been 1.56%, 1.05%, 1.70%, 1.30%, 1.85% and 2.04% for Class A, Class C, Class I, Class R2, Class R5 and Class R6
Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$30.13	6.88%	$37,961	0.34%	1.72%	0.51%	4%
30.18	15.98	38,044	0.34	1.98	0.51	22
28.04	11.13	36,683	0.34	2.09	0.49	17
26.95	(3.70)	38,883	0.34	1.78	0.47	55
36.78	46.60	69,298	0.34	1.82	0.49	72
26.06	(9.68)	74,603	0.34	2.37 (f)	0.44	79

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$24.46	$0.03	$1.68	$1.71	$(0.04)	$(1.41)	$(1.45)
Year Ended June 30, 2024	19.75	0.11	4.93	5.04	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.48	0.14	2.94	3.08	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.51	0.08	(1.81)	(1.73)	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.22	0.09	6.39	6.48	(0.08)	(1.11)	(1.19)
Year Ended June 30, 2020	15.86	0.11	1.82	1.93	(0.11)	(1.46)	(1.57)
Class C
Six Months Ended December 31, 2024 (Unaudited)	23.18	(0.03)(f)	1.60	1.57	—	(1.41)	(1.41)
Year Ended June 30, 2024	18.76	— (g)	4.68	4.68	(0.03)	(0.23)	(0.26)
Year Ended June 30, 2023	16.65	0.05	2.79	2.84	(0.06)	(0.67)	(0.73)
Year Ended June 30, 2022	20.61	(0.03)	(1.69)	(1.72)	(0.01)	(2.23)	(2.24)
Year Ended June 30, 2021	15.60	(0.01)	6.14	6.13	(0.01)	(1.11)	(1.12)
Year Ended June 30, 2020	15.31	0.03	1.75	1.78	(0.03)	(1.46)	(1.49)
Class I
Six Months Ended December 31, 2024 (Unaudited)	24.57	0.06	1.69	1.75	(0.07)	(1.41)	(1.48)
Year Ended June 30, 2024	19.83	0.16	4.97	5.13	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.56	0.19	2.94	3.13	(0.19)	(0.67)	(0.86)
Year Ended June 30, 2022	21.59	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Year Ended June 30, 2021	16.27	0.13	6.43	6.56	(0.13)	(1.11)	(1.24)
Year Ended June 30, 2020	15.91	0.15	1.82	1.97	(0.15)	(1.46)	(1.61)
Class L
Six Months Ended December 31, 2024 (Unaudited)	24.63	0.08	1.70	1.78	(0.09)	(1.41)	(1.50)
Year Ended June 30, 2024	19.88	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.94	3.16	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.63	0.16	(1.81)	(1.65)	(0.15)	(2.23)	(2.38)
Year Ended June 30, 2021	16.30	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
Year Ended June 30, 2020	15.93	0.17	1.83	2.00	(0.17)	(1.46)	(1.63)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	24.11	— (f)(g)	1.66	1.66	(0.01)	(1.41)	(1.42)
Year Ended June 30, 2024	19.48	0.06	4.85	4.91	(0.05)	(0.23)	(0.28)
Year Ended June 30, 2023	17.25	0.10	2.90	3.00	(0.10)	(0.67)	(0.77)
Year Ended June 30, 2022	21.26	0.02	(1.78)	(1.76)	(0.02)	(2.23)	(2.25)
Year Ended June 30, 2021	16.04	0.04	6.33	6.37	(0.04)	(1.11)	(1.15)
Year Ended June 30, 2020	15.70	0.07	1.80	1.87	(0.07)	(1.46)	(1.53)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	24.33	0.03	1.68	1.71	(0.04)	(1.41)	(1.45)
Year Ended June 30, 2024	19.65	0.11	4.90	5.01	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.40	0.14	2.92	3.06	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.42	0.08	(1.80)	(1.72)	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.15	0.09	6.38	6.47	(0.09)	(1.11)	(1.20)
Year Ended June 30, 2020	15.80	0.11	1.81	1.92	(0.11)	(1.46)	(1.57)
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$24.72	6.81%	$2,844,216	0.94%	0.21%	0.96%	21%
24.46	25.84	2,588,595	0.94	0.51	0.97	53
19.75	18.17	1,925,367	0.94	0.79	0.98	47
17.48	(10.04)	1,577,771	0.94	0.37	0.98	53
21.51	41.18	1,642,046	0.94	0.46	0.98	60
16.22	12.59	1,869,111	0.94	0.70	0.99	84

23.34	6.58	518,027	1.44	(0.29)(f)	1.45	21
23.18	25.17	479,929	1.44	0.02	1.47	53
18.76	17.54	398,762	1.44	0.29	1.48	47
16.65	(10.44)	351,674	1.44	(0.13)	1.48	53
20.61	40.52	367,940	1.44	(0.05)	1.47	60
15.60	12.01	274,741	1.44	0.19	1.49	84

24.84	6.95	5,523,602	0.69	0.46	0.71	21
24.57	26.19	5,174,279	0.69	0.76	0.72	53
19.83	18.39	3,250,488	0.69	1.03	0.73	47
17.56	(9.78)	1,863,855	0.69	0.63	0.73	53
21.59	41.64	1,731,572	0.69	0.69	0.72	60
16.27	12.82	1,038,998	0.69	0.94	0.73	84

24.91	7.05	3,671,688	0.54	0.62	0.56	21
24.63	26.35	2,919,844	0.54	0.91	0.57	53
19.88	18.57	2,149,699	0.54	1.18	0.58	47
17.60	(9.63)	1,578,191	0.54	0.76	0.57	53
21.63	41.81	1,907,620	0.54	0.83	0.58	60
16.30	13.03	1,309,531	0.55	1.08	0.59	84

24.35	6.70	310,823	1.19	(0.04)(f)	1.21	21
24.11	25.50	304,643	1.19	0.27	1.22	53
19.48	17.89	255,815	1.19	0.54	1.23	47
17.25	(10.28)	219,960	1.19	0.11	1.23	53
21.26	40.92	269,266	1.19	0.20	1.22	60
16.04	12.29	216,689	1.19	0.44	1.23	84

24.59	6.85	252,114	0.94	0.21	0.96	21
24.33	25.82	248,284	0.94	0.52	0.97	53
19.65	18.14	191,128	0.94	0.79	0.98	47
17.40	(10.04)	157,177	0.94	0.37	0.97	53
21.42	41.30	174,770	0.94	0.44	0.97	60
16.15	12.57	117,991	0.94	0.70	0.98	84
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund (continued)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	$24.52	$0.06	$1.69	$1.75	$(0.07)	$(1.41)	$(1.48)
Year Ended June 30, 2024	19.80	0.16	4.95	5.11	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.52	0.19	2.94	3.13	(0.18)	(0.67)	(0.85)
Year Ended June 30, 2022	21.55	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Year Ended June 30, 2021	16.25	0.13	6.41	6.54	(0.13)	(1.11)	(1.24)
Year Ended June 30, 2020	15.89	0.15	1.82	1.97	(0.15)	(1.46)	(1.61)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	24.64	0.08	1.70	1.78	(0.09)	(1.41)	(1.50)
Year Ended June 30, 2024	19.89	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.95	3.17	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.64	0.16	(1.82)	(1.66)	(0.15)	(2.23)	(2.38)
Year Ended June 30, 2021	16.31	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
Year Ended June 30, 2020	15.94	0.17	1.83	2.00	(0.17)	(1.46)	(1.63)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	24.71	0.09	1.70	1.79	(0.10)	(1.41)	(1.51)
Year Ended June 30, 2024	19.95	0.22	4.98	5.20	(0.21)	(0.23)	(0.44)
Year Ended June 30, 2023	17.65	0.24	2.96	3.20	(0.23)	(0.67)	(0.90)
Year Ended June 30, 2022	21.69	0.19	(1.82)	(1.63)	(0.18)	(2.23)	(2.41)
Year Ended June 30, 2021	16.34	0.18	6.46	6.64	(0.18)	(1.11)	(1.29)
Year Ended June 30, 2020	15.97	0.19	1.83	2.02	(0.19)	(1.46)	(1.65)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$24.79	6.96%	$116,159	0.69%	0.46%	0.71%	21%
24.52	26.13	100,044	0.69	0.76	0.72	53
19.80	18.48	67,141	0.69	1.04	0.72	47
17.52	(9.80)	55,292	0.69	0.63	0.72	53
21.55	41.58	45,443	0.69	0.69	0.72	60
16.25	12.84	21,651	0.69	0.95	0.73	84

24.92	7.05	1,289,898	0.54	0.61	0.56	21
24.64	26.34	1,289,344	0.54	0.92	0.57	53
19.89	18.62	1,093,256	0.54	1.19	0.57	47
17.60	(9.68)	911,961	0.54	0.76	0.57	53
21.64	41.79	1,089,931	0.54	0.84	0.57	60
16.31	13.04	817,671	0.54	1.09	0.58	84

24.99	7.08	17,640,889	0.44	0.71	0.46	21
24.71	26.43	16,708,451	0.44	1.02	0.47	53
19.95	18.75	13,841,409	0.44	1.28	0.47	47
17.65	(9.56)	11,891,028	0.44	0.87	0.47	53
21.69	41.98	12,615,063	0.44	0.95	0.47	60
16.34	13.13	9,272,379	0.44	1.20	0.48	84

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. GARP Equity Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$81.19	$(0.03)(f)	$6.77	$6.74	$—	$(4.72)	$(4.72)
Year Ended June 30, 2024	60.47	(0.03)(f)	21.23	21.20	(0.07)	(0.41)	(0.48)
Year Ended June 30, 2023	49.61	0.09	12.73	12.82	(0.02)	(1.94)	(1.96)
Year Ended June 30, 2022	73.40	(0.02)	(8.99)	(9.01)	—	(14.78)	(14.78)
Year Ended June 30, 2021	57.64	(0.01)	21.89	21.88	(0.52)	(5.60)	(6.12)
Year Ended June 30, 2020	56.61	0.63 (h)	7.41	8.04	(0.34)	(6.67)	(7.01)
Class C
Six Months Ended December 31, 2024 (Unaudited)	77.45	(0.23)(f)	6.46	6.23	—	(4.72)	(4.72)
Year Ended June 30, 2024	57.93	(0.35)(f)	20.28	19.93	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.82	(0.16)	12.21	12.05	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.55	(0.35)	(8.60)	(8.95)	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.26	(0.32)	21.36	21.04	(0.15)	(5.60)	(5.75)
Year Ended June 30, 2020	55.45	0.35 (h)	7.22	7.57	(0.09)	(6.67)	(6.76)
Class I
Six Months Ended December 31, 2024 (Unaudited)	83.69	0.07	6.99	7.06	(0.13)	(4.72)	(4.85)
Year Ended June 30, 2024	62.29	0.15	21.87	22.02	(0.21)	(0.41)	(0.62)
Year Ended June 30, 2023	51.05	0.23	13.10	13.33	(0.15)	(1.94)	(2.09)
Year Ended June 30, 2022	75.08	0.15	(9.28)	(9.13)	(0.12)	(14.78)	(14.90)
Year Ended June 30, 2021	58.80	0.16	22.37	22.53	(0.65)	(5.60)	(6.25)
Year Ended June 30, 2020	57.60	0.79 (h)	7.54	8.33	(0.46)	(6.67)	(7.13)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	77.56	(0.13)(f)	6.48	6.35	—	(4.72)	(4.72)
Year Ended June 30, 2024	57.87	(0.19)(f)	20.29	20.10	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.65	(0.04)	12.20	12.16	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.18	(0.18)	(8.57)	(8.75)	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.08	(0.17)	21.26	21.09	(0.39)	(5.60)	(5.99)
Year Ended June 30, 2020	55.27	0.48 (h)	7.22	7.70	(0.22)	(6.67)	(6.89)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	81.89	0.14	6.85	6.99	(0.22)	(4.72)	(4.94)
Year Ended June 30, 2024	60.95	0.25	21.39	21.64	(0.29)	(0.41)	(0.70)
Year Ended June 30, 2023	50.02	0.31	12.80	13.11	(0.24)	(1.94)	(2.18)
Year Ended June 30, 2022	73.80	0.24	(9.05)	(8.81)	(0.19)	(14.78)	(14.97)
Year Ended June 30, 2021	57.93	0.26	21.96	22.22	(0.75)	(5.60)	(6.35)
Year Ended June 30, 2020	56.82	0.86 (h)	7.47	8.33	(0.55)	(6.67)	(7.22)
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$83.21	8.10%	$200,558	0.84%(g)	(0.08)%(f)(g)	0.90%(g)	24%
81.19	35.26	169,418	0.84	(0.04)(f)	0.91	46
60.47	26.65	115,322	0.84	0.18	0.91	45
49.61	(17.46)	92,344	0.84	(0.03)	0.91	44
73.40	40.08	119,893	0.84	(0.01)	0.90	64
57.64	15.11	94,017	0.84	1.15 (h)	0.94	96

78.96	7.83	11,831	1.33 (g)	(0.58)(f)(g)	1.41 (g)	24
77.45	34.58	12,253	1.34	(0.54)(f)	1.42	46
57.93	26.00	11,852	1.34	(0.32)	1.41	45
47.82	(17.87)	19,522	1.34	(0.54)	1.41	44
71.55	39.44	30,159	1.34	(0.50)	1.40	64
56.26	14.50	31,216	1.34	0.65 (h)	1.42	96

85.90	8.25	247,873	0.59 (g)	0.16 (g)	0.65 (g)	24
83.69	35.61	178,092	0.59	0.21	0.65	46
62.29	26.95	101,495	0.59	0.43	0.66	45
51.05	(17.25)	86,649	0.59	0.21	0.65	44
75.08	40.46	164,959	0.59	0.25	0.65	64
58.80	15.38	141,497	0.59	1.40 (h)	0.67	96

79.19	7.98	51,447	1.09 (g)	(0.33)(f)(g)	1.18 (g)	24
77.56	34.91	49,552	1.09	(0.29)(f)	1.19	46
57.87	26.33	37,350	1.09	(0.07)	1.22	45
47.65	(17.66)	31,751	1.09	(0.29)	1.20	44
71.18	39.73	45,629	1.09	(0.26)	1.21	64
56.08	14.84	40,305	1.09	0.90 (h)	1.25	96

83.94	8.33	165,376	0.44 (g)	0.32 (g)	0.50 (g)	24
81.89	35.79	158,691	0.44	0.36	0.50	46
60.95	27.14	120,107	0.44	0.58	0.50	45
50.02	(17.12)	103,007	0.44	0.36	0.50	44
73.80	40.57	166,478	0.44	0.39	0.50	64
57.93	15.63	189,889	0.44	1.55 (h)	0.52	96
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. GARP Equity Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$81.89	$0.18	$6.83	$7.01	$(0.29)	$(4.72)	$(5.01)
Year Ended June 30, 2024	60.94	0.31	21.40	21.71	(0.35)	(0.41)	(0.76)
Year Ended June 30, 2023	50.02	0.36	12.80	13.16	(0.30)	(1.94)	(2.24)
Year Ended June 30, 2022	73.81	0.31	(9.04)	(8.73)	(0.28)	(14.78)	(15.06)
Year Ended June 30, 2021	57.93	0.33	21.96	22.29	(0.81)	(5.60)	(6.41)
Year Ended June 30, 2020	56.81	0.91 (h)	7.49	8.40	(0.61)	(6.67)	(7.28)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)
Reflects special dividends paid out during the year by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income
(loss) per share would have been $0.27, $(0.01), $0.41, $0.13, $0.49 and $0.55 for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been 0.48%, (0.02)%, 0.73%, 0.23%, 0.88% and 0.99% for Class A, Class C, Class I, Class R2, Class R5 and
Class R6 Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$83.89	8.37%	$1,024,718	0.34%(g)	0.42%(g)	0.40%(g)	24%
81.89	35.94	946,376	0.34	0.46	0.40	46
60.94	27.27	759,948	0.34	0.68	0.40	45
50.02	(17.03)	642,876	0.34	0.47	0.40	44
73.81	40.70	780,470	0.34	0.50	0.40	64
57.93	15.76	617,458	0.34	1.65 (h)	0.42	96

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$19.89	$— (g)	$1.36 (h)	$1.36	$—	$(1.35)	$(1.35)
Year Ended June 30, 2024	16.89	(0.01)(j)	5.00	4.99	—	(1.99)	(1.99)
Year Ended June 30, 2023	18.03	(0.01)	3.71	3.70	—	(4.84)	(4.84)
Year Ended June 30, 2022	26.84	(0.08)	(1.95)	(2.03)	—	(6.78)	(6.78)
Year Ended June 30, 2021	24.58	(0.10)	9.21	9.11	(0.03)	(6.82)	(6.85)
Year Ended June 30, 2020	27.51	0.04	2.65	2.69	(0.03)	(5.59)	(5.62)
Class C
Six Months Ended December 31, 2024 (Unaudited)	15.51	(0.04)(j)	1.07 (h)	1.03	—	(1.35)	(1.35)
Year Ended June 30, 2024	13.64	(0.08)(j)	3.94	3.86	—	(1.99)	(1.99)
Year Ended June 30, 2023	15.48	(0.07)	3.07	3.00	—	(4.84)	(4.84)
Year Ended June 30, 2022	24.01	(0.17)	(1.58)	(1.75)	—	(6.78)	(6.78)
Year Ended June 30, 2021	22.67	(0.21)	8.37	8.16	—	(6.82)	(6.82)
Year Ended June 30, 2020	25.88	(0.08)	2.46	2.38	—	(5.59)	(5.59)
Class I
Six Months Ended December 31, 2024 (Unaudited)	21.01	0.02	1.44 (h)	1.46	(0.02)	(1.35)	(1.37)
Year Ended June 30, 2024	17.73	0.03	5.28	5.31	(0.04)	(1.99)	(2.03)
Year Ended June 30, 2023	18.68	0.04	3.87	3.91	(0.02)	(4.84)	(4.86)
Year Ended June 30, 2022	27.53	(0.02)	(2.05)	(2.07)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.04	(0.03)	9.41	9.38	(0.07)	(6.82)	(6.89)
Year Ended June 30, 2020	27.94	0.10	2.69	2.79	(0.10)	(5.59)	(5.69)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	17.35	(0.04)(j)	1.20 (h)	1.16	—	(1.35)	(1.35)
Year Ended June 30, 2024	15.03	(0.08)(j)	4.39	4.31	—	(1.99)	(1.99)
Year Ended June 30, 2023	16.59	(0.07)	3.35	3.28	—	(4.84)	(4.84)
Year Ended June 30, 2022	25.27	(0.15)	(1.75)	(1.90)	—	(6.78)	(6.78)
Year Ended June 30, 2021	23.54	(0.18)	8.74	8.56	(0.01)	(6.82)	(6.83)
Year Ended June 30, 2020	26.62	(0.04)	2.55	2.51	—	(5.59)	(5.59)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	21.36	0.02	1.46 (h)	1.48	(0.01)	(1.35)	(1.36)
Year Ended June 30, 2024	18.00	0.02	5.36	5.38	(0.03)	(1.99)	(2.02)
Year Ended June 30, 2023	18.91	0.04	3.92	3.96	(0.03)	(4.84)	(4.87)
Year Ended June 30, 2022	27.78	—	(2.09)	(2.09)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.20	(0.02)	9.49	9.47	(0.07)	(6.82)	(6.89)
Year Ended June 30, 2020	28.08	0.11	2.71	2.82	(0.11)	(5.59)	(5.70)
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(e)(f)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(c)	Portfolio turnover rate (including securities sold short)(c)

$19.90	6.59%(h)	$351,689	1.64%(i)	(0.03)%	1.94%	34%	50%
19.89	32.19	319,841	1.71 (k)	(0.08)(j)	2.01	62	109
16.89	24.17	237,165	1.79 (k)	(0.04)	2.04	66	99
18.03	(12.89)	240,209	1.85 (l)	(0.33)	2.00	59	91
26.84	42.30	335,206	1.94 (m)	(0.39)	2.09	57	96
24.58	11.66	267,701	1.92	0.19	2.08	85	134

15.19	6.32 (h)	78,737	2.14 (i)	(0.52)(j)	2.44	34	50
15.51	31.50	61,460	2.20 (k)	(0.57)(j)	2.51	62	109
13.64	23.54	31,189	2.29 (k)	(0.54)	2.54	66	99
15.48	(13.31)	28,297	2.35 (l)	(0.82)	2.51	59	91
24.01	41.55	36,784	2.43 (m)	(0.88)	2.58	57	96
22.67	11.11	59,105	2.42	(0.32)	2.58	85	134

21.10	6.72 (h)	1,779,988	1.39 (i)	0.22	1.69	34	50
21.01	32.52	1,480,079	1.45 (k)	0.18	1.76	62	109
17.73	24.50	837,722	1.54 (k)	0.21	1.78	66	99
18.68	(12.70)	970,509	1.60 (l)	(0.09)	1.75	59	91
27.53	42.65	1,702,566	1.69 (m)	(0.12)	1.83	57	96
25.04	11.93	2,189,079	1.67	0.40	1.83	85	134

17.16	6.40 (h)	8,139	2.09 (i)	(0.48)(j)	2.20	34	50
17.35	31.58	7,541	2.16 (k)	(0.52)(j)	2.28	62	109
15.03	23.65	5,757	2.20 (k)	(0.45)	2.30	66	99
16.59	(13.23)	4,602	2.20 (l)	(0.67)	2.26	59	91
25.27	41.77	5,838	2.29 (m)	(0.74)	2.34	57	96
23.54	11.32	4,560	2.27	(0.13)	2.34	85	134

21.48	6.70 (h)	47,190	1.44 (i)	0.17	1.54	34	50
21.36	32.43	44,798	1.51 (k)	0.13	1.61	62	109
18.00	24.48	30,667	1.55 (k)	0.20	1.64	66	99
18.91	(12.65)	27,541	1.55 (l)	(0.02)	1.60	59	91
27.78	42.75	34,191	1.64 (m)	(0.08)	1.68	57	96
25.20	11.99	38,447	1.62	0.46	1.67	85	134
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$21.36	$0.03	$1.46 (h)	$1.49	$(0.03)	$(1.35)	$(1.38)
Year Ended June 30, 2024	17.99	0.04	5.37	5.41	(0.05)	(1.99)	(2.04)
Year Ended June 30, 2023	18.90	0.05	3.93	3.98	(0.05)	(4.84)	(4.89)
Year Ended June 30, 2022	27.75	0.02	(2.09)	(2.07)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.18	— (g)	9.47	9.47	(0.08)	(6.82)	(6.90)
Year Ended June 30, 2020	28.07	0.14	2.70	2.84	(0.14)	(5.59)	(5.73)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)

	December 31, 2024	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	0.95%	0.95%	1.01%	1.10%	1.10%	1.10%
Class C	1.45	1.44	1.51	1.60	1.59	1.60
Class I	0.70	0.69	0.76	0.85	0.85	0.85
Class R2	1.40	1.40	1.42	1.45	1.45	1.45
Class R5	0.75	0.75	0.77	0.80	0.80	0.80
Class R6	0.65	0.64	0.67	0.70	0.70	0.70
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	1.25	1.25	1.26	1.25	1.25	1.26
Class C	1.75	1.75	1.76	1.76	1.74	1.76
Class I	1.00	1.00	1.00	1.00	0.99	1.01
Class R2	1.51	1.52	1.52	1.51	1.50	1.52
Class R5	0.85	0.85	0.86	0.85	0.84	0.85
Class R6	0.75	0.74	0.75	0.75	0.74	0.75

(g)	Amount rounds to less than $0.005.
(h)
Reflects income payments received from litigation settlements during the year. Had the fund not received these payments, the net realized and unrealized gains
(losses) on investments per share amount would have been $1.35, $1.06, $1.43, $1.19, $1.45 and $1.45 for Class A, Class C, Class I, Class R2, Class R5 and Class R6
Shares, respectively, and total return would have been 6.54%, 6.25%, 6.67%, 6.34%, 6.65% and 6.69% for Class A, Class C, Class I, Class R2, Class R5 and Class R6
Shares, respectively.

(i)	Interest expense on securities sold short is 0.07%.
(j)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(k)	Interest expense on securities sold short is 0.14%.
(l)	Interest expense on securities sold short is 0.62%.
(m)	Interest expense on securities sold short is 0.16%.
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(e)(f)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(c)	Portfolio turnover rate (including securities sold short)(c)

$21.47	6.74%(h)	$591,498	1.34%(i)	0.28%	1.44%	34%	50%
21.36	32.61	474,521	1.40 (k)	0.23	1.50	62	109
17.99	24.60	285,919	1.45 (k)	0.30	1.53	66	99
18.90	(12.58)	365,912	1.45 (l)	0.07	1.50	59	91
27.75	42.86	536,661	1.54 (m)	0.01	1.58	57	96
25.18	12.10	491,414	1.52	0.58	1.57	85	134

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Research Enhanced Equity Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$42.22	$0.16	$2.88	$3.04	$(0.18)	$(2.23)	$(2.41)
Year Ended June 30, 2024	33.84	0.31	8.44	8.75	(0.32)	(0.05)	(0.37)
Year Ended June 30, 2023	28.88	0.31	5.41	5.72	(0.31)	(0.45)	(0.76)
Year Ended June 30, 2022	36.46	0.27	(3.20)	(2.93)	(0.25)	(4.40)	(4.65)
Year Ended June 30, 2021	26.55	0.27	10.81	11.08	(0.34)	(0.83)	(1.17)
Year Ended June 30, 2020	27.38	0.38	1.80	2.18	(0.31)	(2.70)	(3.01)
Class I
Six Months Ended December 31, 2024 (Unaudited)	42.81	0.23	2.90	3.13	(0.24)	(2.23)	(2.47)
Year Ended June 30, 2024	34.30	0.41	8.57	8.98	(0.42)	(0.05)	(0.47)
Year Ended June 30, 2023	29.26	0.39	5.49	5.88	(0.39)	(0.45)	(0.84)
Year Ended June 30, 2022	36.89	0.36	(3.26)	(2.90)	(0.33)	(4.40)	(4.73)
Year Ended June 30, 2021	26.85	0.35	10.94	11.29	(0.42)	(0.83)	(1.25)
Year Ended June 30, 2020	27.65	0.45	1.83	2.28	(0.38)	(2.70)	(3.08)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	42.73	0.24	2.92	3.16	(0.26)	(2.23)	(2.49)
Year Ended June 30, 2024	34.24	0.45	8.54	8.99	(0.45)	(0.05)	(0.50)
Year Ended June 30, 2023	29.21	0.42	5.48	5.90	(0.42)	(0.45)	(0.87)
Year Ended June 30, 2022	36.84	0.40	(3.26)	(2.86)	(0.37)	(4.40)	(4.77)
Year Ended June 30, 2021	26.81	0.38	10.93	11.31	(0.45)	(0.83)	(1.28)
Year Ended June 30, 2020	27.62	0.48	1.81	2.29	(0.40)	(2.70)	(3.10)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$42.85	7.03%	$175,852	0.60%	0.72%	0.84%	16%
42.22	26.01	189,141	0.60	0.86	0.84	39
33.84	20.18	174,430	0.60	1.02	0.84	32
28.88	(10.33)	145,624	0.60	0.77	0.84	30
36.46	42.55	180,296	0.60	0.85	0.84	35
26.55	9.08	183,005	0.60	1.45	0.85	59

43.47	7.15	1,208,937	0.35	1.00	0.58	16
42.81	26.35	854,011	0.35	1.11	0.59	39
34.30	20.48	711,186	0.35	1.27	0.58	32
29.26	(10.13)	611,102	0.35	1.02	0.59	30
36.89	42.92	686,545	0.35	1.09	0.58	35
26.85	9.38	204,193	0.35	1.70	0.59	59

43.40	7.23	8,881,047	0.25	1.08	0.33	16
42.73	26.46	8,328,482	0.25	1.21	0.34	39
34.24	20.61	6,675,403	0.25	1.37	0.33	32
29.21	(10.05)	5,994,312	0.25	1.15	0.34	30
36.84	43.09	4,185,201	0.25	1.19	0.33	35
26.81	9.47	3,585,672	0.25	1.79	0.34	59

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Sustainable Leaders Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$72.21	$0.21	$4.76	$4.97	$(0.42)	$—	$(0.42)
Year Ended June 30, 2024	57.02	0.43	15.24	15.67	(0.48)	—	(0.48)
Year Ended June 30, 2023	48.80	0.41	8.30	8.71	(0.49)	—	(0.49)
Year Ended June 30, 2022	59.20	0.39	(8.35)	(7.96)	(0.23)	(2.21)	(2.44)
Year Ended June 30, 2021	42.76	0.42	16.81	17.23	(0.30)	(0.49)	(0.79)
Year Ended June 30, 2020	41.85	0.47	3.52	3.99	(0.43)	(2.65)	(3.08)
Class C
Six Months Ended December 31, 2024 (Unaudited)	70.53	0.01	4.65	4.66	(0.01)	—	(0.01)
Year Ended June 30, 2024	55.67	0.12	14.89	15.01	(0.15)	—	(0.15)
Year Ended June 30, 2023	47.61	0.15	8.10	8.25	(0.19)	—	(0.19)
Year Ended June 30, 2022	57.87	0.09	(8.14)	(8.05)	—	(2.21)	(2.21)
Year Ended June 30, 2021	41.80	0.16	16.43	16.59	(0.03)	(0.49)	(0.52)
Year Ended June 30, 2020	40.98	0.25	3.44	3.69	(0.22)	(2.65)	(2.87)
Class I
Six Months Ended December 31, 2024 (Unaudited)	72.95	0.30	4.82	5.12	(0.58)	—	(0.58)
Year Ended June 30, 2024	57.58	0.59	15.39	15.98	(0.61)	—	(0.61)
Year Ended June 30, 2023	49.27	0.54	8.38	8.92	(0.61)	—	(0.61)
Year Ended June 30, 2022	59.71	0.54	(8.43)	(7.89)	(0.34)	(2.21)	(2.55)
Year Ended June 30, 2021	43.11	0.55	16.95	17.50	(0.41)	(0.49)	(0.90)
Year Ended June 30, 2020	42.15	0.57	3.56	4.13	(0.52)	(2.65)	(3.17)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	72.93	0.32	4.82	5.14	(0.62)	—	(0.62)
Year Ended June 30, 2024	57.57	0.63	15.37	16.00	(0.64)	—	(0.64)
Year Ended June 30, 2023	49.27	0.57	8.37	8.94	(0.64)	—	(0.64)
Year Ended June 30, 2022	59.69	0.57	(8.42)	(7.85)	(0.36)	(2.21)	(2.57)
September 30, 2020 (f) through June 30, 2021	46.79	0.43	13.40	13.83	(0.44)	(0.49)	(0.93)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Large Cap Funds	December 31, 2024

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$76.76	6.88%	$68,334	0.64%	0.54%	0.97%	50%
72.21	27.64	58,599	0.64	0.70	0.99	25
57.02	18.00	44,882	0.64	0.79	1.00	39
48.80	(14.36)	37,387	0.64	0.67	1.03	39
59.20	40.64	24,169	0.64	0.80	1.23	44
42.76	9.57	11,178	0.82	1.12	1.53	99

75.18	6.61	4,623	1.13	0.04	1.48	50
70.53	27.01	4,838	1.14	0.19	1.49	25
55.67	17.38	4,317	1.14	0.29	1.50	39
47.61	(14.77)	4,668	1.14	0.16	1.55	39
57.87	39.94	3,794	1.13	0.32	1.72	44
41.80	9.03	2,735	1.32	0.62	2.07	99

77.49	7.02	91,238	0.39	0.79	0.72	50
72.95	27.95	85,970	0.39	0.95	0.74	25
57.58	18.29	74,249	0.39	1.03	0.74	39
49.27	(14.15)	98,142	0.39	0.92	0.77	39
59.71	40.99	62,431	0.39	1.06	0.96	44
43.11	9.86	26,787	0.57	1.37	1.25	99

77.45	7.04	71,802	0.34	0.84	0.47	50
72.93	28.00	68,064	0.34	1.00	0.49	25
57.57	18.35	52,553	0.34	1.09	0.49	39
49.27	(14.09)	45,209	0.34	0.97	0.52	39
59.69	29.93	25,156	0.34	1.05	0.70	44

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Value Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$74.67	$0.43	$4.16	$4.59	$(0.52)	$(1.17)	$(1.69)
Year Ended June 30, 2024	66.58	0.90	8.16	9.06	(0.97)	—	(0.97)
Year Ended June 30, 2023	60.21	0.90	6.53	7.43	(0.90)	(0.16)	(1.06)
Year Ended June 30, 2022	64.61	0.74	(3.22)	(2.48)	(0.71)	(1.21)	(1.92)
Year Ended June 30, 2021	45.62	0.64	19.59	20.23	(0.60)	(0.64)	(1.24)
Year Ended June 30, 2020	49.84	0.79	(3.18)	(2.39)	(0.76)	(1.07)	(1.83)
Class C
Six Months Ended December 31, 2024 (Unaudited)	65.56	0.20	3.67	3.87	(0.37)	(1.17)	(1.54)
Year Ended June 30, 2024	58.61	0.49	7.15	7.64	(0.69)	—	(0.69)
Year Ended June 30, 2023	53.16	0.51	5.76	6.27	(0.66)	(0.16)	(0.82)
Year Ended June 30, 2022	57.32	0.38	(2.84)	(2.46)	(0.49)	(1.21)	(1.70)
Year Ended June 30, 2021	40.63	0.32	17.40	17.72	(0.39)	(0.64)	(1.03)
Year Ended June 30, 2020	44.59	0.48	(2.81)	(2.33)	(0.56)	(1.07)	(1.63)
Class I
Six Months Ended December 31, 2024 (Unaudited)	79.59	0.57	4.43	5.00	(0.61)	(1.17)	(1.78)
Year Ended June 30, 2024	70.89	1.15	8.68	9.83	(1.13)	—	(1.13)
Year Ended June 30, 2023	64.02	1.13	6.94	8.07	(1.04)	(0.16)	(1.20)
Year Ended June 30, 2022	68.55	0.97	(3.43)	(2.46)	(0.86)	(1.21)	(2.07)
Year Ended June 30, 2021	48.34	0.83	20.76	21.59	(0.74)	(0.64)	(1.38)
Year Ended June 30, 2020	52.69	0.96	(3.36)	(2.40)	(0.88)	(1.07)	(1.95)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	74.78	0.33	4.18	4.51	(0.42)	(1.17)	(1.59)
Year Ended June 30, 2024	66.68	0.73	8.16	8.89	(0.79)	—	(0.79)
Year Ended June 30, 2023	60.30	0.74	6.53	7.27	(0.73)	(0.16)	(0.89)
Year Ended June 30, 2022	64.73	0.59	(3.24)	(2.65)	(0.57)	(1.21)	(1.78)
Year Ended June 30, 2021	45.72	0.50	19.63	20.13	(0.48)	(0.64)	(1.12)
Year Ended June 30, 2020	50.01	0.69	(3.19)	(2.50)	(0.72)	(1.07)	(1.79)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	79.38	0.46	4.42	4.88	(0.51)	(1.17)	(1.68)
Year Ended June 30, 2024	70.69	0.96	8.66	9.62	(0.93)	—	(0.93)
Year Ended June 30, 2023	63.83	0.93	6.95	7.88	(0.86)	(0.16)	(1.02)
Year Ended June 30, 2022	68.41	0.80	(3.44)	(2.64)	(0.73)	(1.21)	(1.94)
Year Ended June 30, 2021	48.25	0.68	20.73	21.41	(0.61)	(0.64)	(1.25)
Year Ended June 30, 2020	52.66	0.75	(3.29)	(2.54)	(0.80)	(1.07)	(1.87)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	79.60	0.58	4.42	5.00	(0.61)	(1.17)	(1.78)
Year Ended June 30, 2024	70.87	1.15	8.68	9.83	(1.10)	—	(1.10)
Year Ended June 30, 2023	64.04	1.22	6.85	8.07	(1.08)	(0.16)	(1.24)
Year Ended June 30, 2022	68.60	0.94	(3.41)	(2.47)	(0.88)	(1.21)	(2.09)
Year Ended June 30, 2021	48.31	0.79	20.81	21.60	(0.67)	(0.64)	(1.31)
Year Ended June 30, 2020	52.69	1.04	(3.46)	(2.42)	(0.89)	(1.07)	(1.96)
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$77.57	6.09%	$1,371,976	0.94%	1.08%	0.99%	9%
74.67	13.71	1,258,586	0.94	1.30	1.01	18
66.58	12.43	1,045,975	0.94	1.40	1.01	12
60.21	(4.04)	723,238	0.94	1.13	1.03	22
64.61	44.88	522,230	0.93	1.17	1.03	14
45.62	(5.11)	497,399	0.94	1.61	1.06	22

67.89	5.83	119,978	1.43	0.58	1.49	9
65.56	13.14	113,163	1.44	0.80	1.50	18
58.61	11.86	107,219	1.44	0.90	1.50	12
53.16	(4.52)	71,714	1.44	0.66	1.52	22
57.32	44.13	37,539	1.43	0.66	1.51	14
40.63	(5.57)	26,487	1.44	1.11	1.53	22

82.81	6.23	2,601,316	0.69	1.33	0.74	9
79.59	13.98	2,436,511	0.69	1.55	0.75	18
70.89	12.71	2,205,435	0.69	1.66	0.75	12
64.02	(3.80)	1,440,632	0.69	1.40	0.76	22
68.55	45.22	868,339	0.69	1.35	0.75	14
48.34	(4.85)	135,234	0.69	1.88	0.78	22

77.70	5.97	6,537	1.18	0.83	1.24	9
74.78	13.42	6,195	1.19	1.05	1.25	18
66.68	12.14	5,380	1.19	1.15	1.25	12
60.30	(4.29)	3,563	1.19	0.89	1.26	22
64.73	44.51	2,005	1.18	0.90	1.25	14
45.72	(5.34)	1,126	1.19	1.46	1.98	22

82.58	6.09	9,850	0.94	1.08	0.99	9
79.38	13.72	8,937	0.94	1.30	1.01	18
70.69	12.43	8,122	0.94	1.36	1.00	12
63.83	(4.06)	8,698	0.94	1.14	1.01	22
68.41	44.89	1,402	0.94	1.15	1.01	14
48.25	(5.10)	398	0.94	1.50	1.03	22

82.82	6.22	1,942	0.69	1.35	0.74	9
79.60	13.99	2,834	0.69	1.58	0.76	18
70.87	12.71	4,583	0.69	1.77	0.76	12
64.04	(3.81)	253	0.69	1.34	0.78	22
68.60	45.26	106	0.68	1.46	0.76	14
48.31	(4.88)	1,159	0.69	2.15	0.77	22
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Value Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$80.25	$0.65	$4.46	$5.11	$(0.68)	$(1.17)	$(1.85)
Year Ended June 30, 2024	71.45	1.27	8.75	10.02	(1.22)	—	(1.22)
Year Ended June 30, 2023	64.52	1.25	6.98	8.23	(1.14)	(0.16)	(1.30)
Year Ended June 30, 2022	69.09	1.12	(3.51)	(2.39)	(0.97)	(1.21)	(2.18)
Year Ended June 30, 2021	48.69	0.93	20.93	21.86	(0.82)	(0.64)	(1.46)
Year Ended June 30, 2020	53.06	1.04	(3.39)	(2.35)	(0.95)	(1.07)	(2.02)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	80.28	0.68	4.47	5.15	(0.72)	(1.17)	(1.89)
Year Ended June 30, 2024	71.49	1.34	8.76	10.10	(1.31)	—	(1.31)
Year Ended June 30, 2023	64.55	1.33	6.98	8.31	(1.21)	(0.16)	(1.37)
Year Ended June 30, 2022	69.10	1.16	(3.47)	(2.31)	(1.03)	(1.21)	(2.24)
Year Ended June 30, 2021	48.70	1.02	20.89	21.91	(0.87)	(0.64)	(1.51)
Year Ended June 30, 2020	53.08	1.11	(3.42)	(2.31)	(1.00)	(1.07)	(2.07)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$83.51	6.31%	$14,873	0.54%	1.50%	0.59%	9%
80.25	14.16	9,619	0.54	1.71	0.60	18
71.45	12.88	8,761	0.54	1.82	0.60	12
64.52	(3.67)	4,409	0.54	1.60	0.61	22
69.09	45.47	178	0.54	1.56	0.61	14
48.69	(4.72)	83	0.54	2.02	5.20	22

83.54	6.36	1,870,363	0.44	1.58	0.49	9
80.28	14.27	1,862,143	0.44	1.79	0.50	18
71.49	13.00	1,319,430	0.44	1.92	0.50	12
64.55	(3.56)	561,821	0.44	1.66	0.51	22
69.10	45.60	275,186	0.44	1.74	0.50	14
48.70	(4.64)	64,968	0.44	2.14	0.53	22

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	151

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 15 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Equity Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Equity Index Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Equity Premium Income Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Hedged Equity 2 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity 3 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Large Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Large Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan U.S. Applied Data Science Value Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. GARP Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Non-diversified*
JPMorgan U.S. Large Cap Core Plus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Research Enhanced Equity Fund	Class A, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Sustainable Leaders Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

*	Prior to December 2, 2024, JPMorgan U.S. GARP Equity Fund operated as a diversified company.
The investment objective of JPMorgan Equity Income Fund (“Equity Income Fund”) is to seek capital appreciation and current income.
The investment objective of JPMorgan Equity Index Fund ("Equity Index Fund") is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index.
The investment objective of JPMorgan Equity Premium Income Fund (“Equity Premium Income Fund”) is to seek current income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Hedged Equity Fund (“Hedged Equity Fund”), JPMorgan Hedged Equity 2 Fund (“Hedged Equity 2 Fund”) and JPMorgan Hedged Equity 3 Fund (“Hedged Equity 3 Fund”) is to seek to provide capital appreciation.
The investment objective of JPMorgan Large Cap Growth Fund ("Large Cap Growth Fund") is to seek long-term capital appreciation.
The investment objective of JPMorgan Large Cap Value Fund (“Large Cap Value Fund”) is to seek capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.
The investment objective of JPMorgan U.S. Applied Data Science Value Fund (“U.S. Applied Data Science Value Fund”) and JPMorgan U.S. Sustainable Leaders Fund (“U.S. Sustainable Leaders Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan U.S. Equity Fund (“U.S. Equity Fund”) and JPMorgan U.S. Large Cap Core Plus Fund ("U.S. Large Cap Core Plus Fund") is to seek to provide high total return from a portfolio of selected equity securities.
The investment objective of JPMorgan U.S. GARP Equity Fund (“U.S. GARP Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan U.S. Research Enhanced Equity Fund (“U.S. Research Enhanced Equity Fund”) is to seek to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index.

152	J.P. Morgan Large Cap Funds	December 31, 2024

The investment objective of JPMorgan U.S. Value Fund (“U.S. Value Fund”) is to seek to provide capital growth over the long-term and to earn income from dividends.
Class L Shares of U.S. Equity Fund and Class A Shares of U.S. Research Enhanced Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

December 31, 2024	J.P. Morgan Large Cap Funds	153

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Equity Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$44,124,417	$—	$—	$44,124,417

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Index Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$10,717,055	$—	$—	$10,717,055
Rights	—	—	10	10
Short-Term Investments
Investment Companies	16,430	—	—	16,430
Investment of Cash Collateral from Securities Loaned	8,707	—	—	8,707
Total Short-Term Investments	25,137	—	—	25,137
Total Investments in Securities	$10,742,192	$—	$10	$10,742,202
Depreciation in Other Financial Instruments
Futures Contracts	$(249)	$—	$—	$(249)

Equity Premium Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$5,362,897	$—	$—	$5,362,897
Equity Linked Notes	—	867,914	—	867,914
Short-Term Investments
Investment Companies	143,272	—	—	143,272
Total Investments in Securities	$5,506,169	$867,914	$—	$6,374,083

154	J.P. Morgan Large Cap Funds	December 31, 2024

Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$21,288,197	$—	$—	$21,288,197
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(6,590)	$—	$—	$(6,590)
Options Written (a)
Call Options Written	(193,910)	—	—	(193,910)
Put Options Written	(52,558)	—	—	(52,558)
Total Depreciation in Other Financial Instruments	$(253,058)	$—	$—	$(253,058)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 2 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,243,659	$—	$—	$5,243,659
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,274)	$—	$—	$(2,274)
Options Written (a)
Call Options Written	(34,615)	—	—	(34,615)
Put Options Written	(2,566)	—	—	(2,566)
Total Depreciation in Other Financial Instruments	$(39,455)	$—	$—	$(39,455)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 3 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,115,647	$—	$—	$3,115,647
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,634)	$—	$—	$(2,634)
Options Written (a)
Call Options Written	(2,440)	—	—	(2,440)
Put Options Written	(4,960)	—	—	(4,960)
Total Depreciation in Other Financial Instruments	$(10,034)	$—	$—	$(10,034)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Large Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$103,815,133	$—	$—	$103,815,133

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2024	J.P. Morgan Large Cap Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Large Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,881,283	$—	$—	$4,881,283

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Applied Data Science Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$166,392	$—	$—	$166,392
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(97)	$—	$—	$(97)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$32,185,874	$—	$—	$32,185,874
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,851)	$—	$—	$(1,851)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. GARP Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,729,829	$—	$—	$1,729,829
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(7)	$—	$—	$(7)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Large Cap Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,483,397	$—	$—	$3,483,397
Total Liabilities in Securities Sold Short (a)	$(640,831)	$—	$—	$(640,831)

(a)	Please refer to the SOI for specifics of portfolio holdings.

156	J.P. Morgan Large Cap Funds	December 31, 2024

U.S. Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,261,385	$—	$—	$10,261,385
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(4,079)	$—	$—	$(4,079)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Sustainable Leaders Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$232,654	$—	$—	$232,654
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1)	$—	$—	$(1)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,004,075	$—	$—	$6,004,075

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund, and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

December 31, 2024	J.P. Morgan Large Cap Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Equity Index Fund	$8,443	$(8,443)	$—
Large Cap Value Fund	4,709	(4,709)	—
U.S. GARP Equity Fund	1,481	(1,481)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended December 31, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Equity Index Fund	$— (a)
Large Cap Growth Fund	1
Large Cap Value Fund	— (a)
U.S. GARP Equity Fund	— (a)
U.S. Value Fund	— (a)

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Equity Income Fund, Equity Premium Income Fund, Large Cap Growth Fund, U.S. Applied Data Science Value Fund and U.S. Value Fund did not have any securities out on loan at December 31, 2024. Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund did not lend out any securities during the six months ended December 31, 2024.

158	J.P. Morgan Large Cap Funds	December 31, 2024

D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Equity Income Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$75,282	$3,029,824	$2,859,425	$(13)	$4	$245,672	245,574	$3,514	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	—	7,552	7,552	—	—	—	—	1 *	—
Total	$75,282	$3,037,376	$2,866,977	$(13)	$4	$245,672		$3,515	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Index Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$130,535	$5,506	$15,000	$3,544	$20,633	$145,218	606	$1,568	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c)	10,453	78,609	80,356	1 *	—	8,707	8,707	210 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (b) (c)	2,022	19,658	21,680	—	—	—	—	23 *	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.34% (b) (c)	31,098	349,848	364,516	—	—	16,430	16,430	647	—
Total	$174,108	$453,621	$481,552	$3,545	$20,633	$170,355		$2,448	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

December 31, 2024	J.P. Morgan Large Cap Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Equity Premium Income Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$—	$1,852,659	$1,709,406	$17	$2	$143,272	143,215	$1,005	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	—	1,105	1,105	—	—	—	—	1 *	—
Total	$—	$1,853,764	$1,710,511	$17	$2	$143,272		$1,006	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Hedged Equity Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.34% (a) (b)	$518,872	$1,533,762	$1,828,581	$—	$—	$224,053	224,053	$6,557	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

Hedged Equity 2 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	$97,567	$519,401	$546,846	$—	$—	$70,122	70,122	$1,666	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

160	J.P. Morgan Large Cap Funds	December 31, 2024

Hedged Equity 3 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	$46,578	$484,181	$438,057	$—	$—	$92,702	92,702	$1,061	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

Large Cap Growth Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$3,765,452	$14,172,600	$13,092,837	$(254)	$755	$4,845,716	4,843,779	$109,514	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47%	94,979	55,542	156,596	6,072 *	3	—	—	464 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	11,095	4,514	15,609	—	—	—	—	42 *	—
Total	$3,871,526	$14,232,656	$13,265,042	$5,818	$758	$4,845,716		$110,020	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Large Cap Value Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$127,054	$1,478,351	$1,578,388	$26	$3	$27,046	27,035	$2,718	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	2,000	91,324	88,501	1 *	—	4,824	4,824	168 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	1,210	14,734	15,944	—	—	—	—	16 *	—
Total	$130,264	$1,584,409	$1,682,833	$27	$3	$31,870		$2,902	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

December 31, 2024	J.P. Morgan Large Cap Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
U.S. Applied Data Science Value Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$1,157	$17,723	$15,873	$—	$— (c)	$3,007	3,006	$68	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	—	661	661	—	—	—	—	— (c) *	—
Total	$1,157	$18,384	$16,534	$—	$— (c)	$3,007		$68	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Equity Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$269,804	$5,548,500	$5,490,671	$116	$3	$327,752	327,621	$7,136	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	—	11,651	11,651	—	—	—	—	6 *	—
Total	$269,804	$5,560,151	$5,502,322	$116	$3	$327,752		$7,142	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. GARP Equity Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$19,423	$174,753	$149,295	$2	$1	$44,884	44,866	$528	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	—	11,360	9,833	—	—	1,527	1,527	20 *	—
Total	$19,423	$186,113	$159,128	$2	$1	$46,411		$548	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

162	J.P. Morgan Large Cap Funds	December 31, 2024

U.S. Large Cap Core Plus Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$62,838	$498,794	$521,372	$7	$2	$40,269	40,253	$1,640	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

U.S. Research Enhanced Equity Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$193,056	$1,112,347	$1,171,109	$57	$10	$134,361	134,307	$3,382	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

U.S. Sustainable Leaders Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$4,615	$16,743	$17,294	$— (c)	$1	$4,065	4,063	$109	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
(c)	Amount rounds to less than one thousand.

U.S. Value Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$81,551	$315,863	$325,996	$16	$11	$71,445	71,416	$2,308	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	—	8,898	8,898	—	—	—	—	3 *	—
Total	$81,551	$324,761	$334,894	$16	$11	$71,445		$2,311	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

December 31, 2024	J.P. Morgan Large Cap Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options— Hedged Equity Fund, Hedged Equity 2 Fund and Hedged Equity 3 Fund purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOIs.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds’ exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Equity Index Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin

164	J.P. Morgan Large Cap Funds	December 31, 2024

deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the six months ended December 31, 2024. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Equity Index Fund	Equity Premium Income Fund
Futures Contracts:
Average Notional Balance Long	$34,268	$7,306
Average Notional Balance Short	—	(1,602)
Ending Notional Balance Long	34,718	—

	Hedged Equity Fund	Hedged Equity 2 Fund	Hedged Equity 3 Fund
Futures Contracts:
Average Notional Balance Long	$303,787	$95,335	$67,097
Ending Notional Balance Long	254,304	78,339	99,704
Exchange-Traded Options:
Average Number of Contracts Purchased	35,889	9,100	5,312
Average Number of Contracts Written	(71,777)	(18,199)	(10,622)
Ending Number of Contracts Purchased	35,876	8,910	5,248
Ending Number of Contracts Written	(71,752)	(17,820)	(10,496)

	U.S. Applied Data Science Value Fund	U.S. Equity Fund	U.S. GARP Equity Fund
Futures Contracts:
Average Notional Balance Long	$2,501	$80,386	$16,732
Ending Notional Balance Long	2,967	100,891	12,760

	U.S. Large Cap Core Plus Fund	U.S. Research Enhanced Equity Fund	U.S. Sustainable Leaders Fund
Futures Contracts:
Average Notional Balance Long	$22,841	$148,444	$3,913
Ending Notional Balance Long	—	135,906	5,045
The Funds' derivatives contracts held at December 31, 2024 are not accounted for as hedging instruments under GAAP.

December 31, 2024	J.P. Morgan Large Cap Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
H. Equity-Linked Notes— Equity Premium Income Fund invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of December 31, 2024, Equity Premium Income Fund had outstanding ELNs as listed on the SOIs.
I. Short Sales— U.S. Large Cap Core Plus Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.
The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund's custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statements of Operations.
The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statements of Operations. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.
As of December 31, 2024, U.S. Large Cap Core Plus Fund had outstanding short sales as listed on its SOI.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and dividend expense on securities sold short, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

166	J.P. Morgan Large Cap Funds	December 31, 2024

K. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2024 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Equity Income Fund
Transfer agency fees	$83	$16	$195	n/a	$5	$3	$2	$6	$214	$524
Equity Index Fund
Transfer agency fees	80	2	23	n/a	n/a	n/a	n/a	n/a	30	135
Equity Premium Income Fund
Transfer agency fees	9	6	65	n/a	n/a	n/a	n/a	— (a)	6	86
Hedged Equity Fund
Transfer agency fees	16	8	102	n/a	n/a	n/a	n/a	— (a)	25	151
Hedged Equity 2 Fund
Transfer agency fees	4	3	22	n/a	n/a	n/a	n/a	— (a)	7	36
Hedged Equity 3 Fund
Transfer agency fees	2	1	13	n/a	n/a	n/a	n/a	— (a)	2	18
Large Cap Growth Fund
Transfer agency fees	191	14	140	n/a	16	9	4	7	388	769
Large Cap Value Fund
Transfer agency fees	21	2	22	n/a	1	1	— (a)	1	15	63
U.S. Applied Data Science Value Fund
Transfer agency fees	1	— (a)	2	n/a	1	n/a	n/a	— (a)	1	5
U.S. Equity Fund
Transfer agency fees	55	8	140	$22	5	3	1	6	100	340
U.S. GARP Equity Fund
Transfer agency fees	6	1	3	n/a	10	n/a	n/a	1	4	25
U.S. Large Cap Core Plus Fund
Transfer agency fees	10	1	13	n/a	— (a)	n/a	n/a	1	3	28
U.S. Research Enhanced Equity Fund
Transfer agency fees	5	n/a	8	n/a	n/a	n/a	n/a	n/a	39	52
U.S. Sustainable Leaders Fund
Transfer agency fees	2	— (a)	2	n/a	n/a	n/a	n/a	n/a	1	5
U.S. Value Fund
Transfer agency fees	66	4	16	n/a	— (a)	— (a)	— (a)	— (a)	18	104

(a)	Amount rounds to less than one thousand.

December 31, 2024	J.P. Morgan Large Cap Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
M. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for Large Cap Growth Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund and U.S. Sustainable Leaders Fund, for which distributions are generally declared and paid at least annually, Equity Income Fund, for which distributions are generally declared and paid at least monthly, and Equity Premium Income Fund, for which distributions are generally declared daily and paid at least monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Equity Income Fund	0.40%
Equity Index Fund	0.04
Equity Premium Income Fund	0.25
Hedged Equity Fund	0.25
Hedged Equity 2 Fund	0.25
Hedged Equity 3 Fund	0.25
Large Cap Growth Fund	0.45
Large Cap Value Fund	0.40
U.S. Applied Data Science Value Fund	0.30
U.S. Equity Fund	0.40
U.S. GARP Equity Fund	0.30
U.S. Large Cap Core Plus Fund	0.65
U.S. Research Enhanced Equity Fund	0.25
U.S. Sustainable Leaders Fund	0.30
U.S. Value Fund	0.40
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2024, the effective annualized rate for Equity Income Fund, Equity Index Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, Large Cap Growth Fund, Large Cap Value Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund, U.S. Sustainable Leaders Fund and U.S. Value Fund was 0.035%, 0.075%, 0.075%, 0.065%, 0.075%, 0.075%, 0.027%, 0.075%, 0.075%, 0.057%, 0.075%, 0.075%, 0.075%, 0.075% and 0.075%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

168	J.P. Morgan Large Cap Funds	December 31, 2024

C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Equity Income Fund	0.25%	0.75%	0.50%	0.25%
Equity Index Fund	0.25	0.75	n/a	n/a
Equity Premium Income Fund	0.25	0.75	n/a	n/a
Hedged Equity Fund	0.25	0.75	n/a	n/a
Hedged Equity 2 Fund	0.25	0.75	n/a	n/a
Hedged Equity 3 Fund	0.25	0.75	n/a	n/a
Large Cap Growth Fund	0.25	0.75	0.50	0.25
Large Cap Value Fund	0.25	0.75	0.50	0.25
U.S. Applied Data Science Value Fund	0.25	0.75	0.50	n/a
U.S. Equity Fund	0.25	0.75	0.50	0.25
U.S. GARP Equity Fund	0.25	0.75	0.50	n/a
U.S. Large Cap Core Plus Fund	0.25	0.75	0.50	n/a
U.S. Research Enhanced Equity Fund	0.25	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.75	n/a	n/a
U.S. Value Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Equity Income Fund	$109	$— (a)
Equity Index Fund	33	— (a)
Equity Premium Income Fund	209	— (a)
Hedged Equity Fund	83	— (a)
Hedged Equity 2 Fund	13	—
Hedged Equity 3 Fund	12	—
Large Cap Growth Fund	575	— (a)
Large Cap Value Fund	15	—
U.S. Applied Data Science Value Fund	— (a)	—
U.S. Equity Fund	162	— (a)
U.S. GARP Equity Fund	8	— (a)
U.S. Large Cap Core Plus Fund	37	—
U.S. Research Enhanced Equity Fund	— (a)	—
U.S. Sustainable Leaders Fund	2	—
U.S. Value Fund	78	— (a)

(a)	Amount rounds to less than one thousand.

December 31, 2024	J.P. Morgan Large Cap Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Equity Income Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Equity Index Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Equity Premium Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 2 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 3 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Large Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Large Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
U.S. Applied Data Science Value Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Equity Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
U.S. GARP Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Large Cap Core Plus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Research Enhanced Equity Fund	0.25	n/a	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

170	J.P. Morgan Large Cap Funds	December 31, 2024

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Equity Index Fund	0.45%	n/a	0.20%	n/a	n/a	n/a	n/a	0.05%
Equity Premium Income Fund	0.85	1.35%	0.60	n/a	n/a	n/a	0.45%	0.35
Hedged Equity Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Hedged Equity 2 Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Hedged Equity 3 Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Large Cap Growth Fund	0.94	1.44	0.69	1.19%	0.94%	0.69%	0.54	0.44
Large Cap Value Fund	0.93	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. Applied Data Science Value Fund	0.73	1.23	0.49	1.09	n/a	n/a	0.44	0.34
U.S. Equity Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. GARP Equity Fund	0.84	1.34	0.59	1.09	n/a	n/a	0.44	0.34
U.S. Large Cap Core Plus Fund	0.95	1.45	0.70	1.40	n/a	n/a	0.75	0.65
U.S. Research Enhanced Equity Fund	0.60	n/a	0.35	n/a	n/a	n/a	n/a	0.25
U.S. Sustainable Leaders Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.34
U.S. Value Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44

The expense limitation agreements were in effect for the six months ended December 31, 2024 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2025.
For the six months ended December 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Equity Index Fund	$2,208	$1,930	$1,230	$5,368	$30
Equity Premium Income Fund	—	—	— (a)	— (a)	—
Hedged Equity 2 Fund	—	—	1	1	—
Hedged Equity 3 Fund	—	—	1	1	— (a)
Large Cap Growth Fund	18,688	8,182	183	27,053	21
Large Cap Value Fund	739	494	58	1,291	10
U.S. Applied Data Science Value Fund	90	60	69	219	—
U.S. Equity Fund	1,487	992	218	2,697	100
U.S. GARP Equity Fund	284	175	18	477	—
U.S. Large Cap Core Plus Fund	769	513	2,063	3,345	—
U.S. Research Enhanced Equity Fund	2,550	1,702	946	5,198	—
U.S. Sustainable Leaders Fund	91	61	163	315	—
U.S. Value Fund	893	596	76	1,565	13

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount

December 31, 2024	J.P. Morgan Large Cap Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2024 were as follows:

Equity Income Fund	$78
Equity Index Fund	26
Equity Premium Income Fund	18
Hedged Equity Fund	334
Hedged Equity 2 Fund	42
Hedged Equity 3 Fund	23
Large Cap Growth Fund	2,245
Large Cap Value Fund	60
U.S. Applied Data Science Value Fund	1
U.S. Equity Fund	151
U.S. GARP Equity Fund	11
U.S. Large Cap Core Plus Fund	38
U.S. Research Enhanced Equity Fund	82
U.S. Sustainable Leaders Fund	2
U.S. Value Fund	50
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended December 31, 2024, Large Cap Value Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the six months ended December 31, 2024, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Equity Income Fund	$106
Equity Premium Income Fund	11
Hedged Equity Fund	36
Hedged Equity 2 Fund	8
Hedged Equity 3 Fund	62
Large Cap Value Fund	56
U.S. Applied Data Science Value Fund	1
U.S. Equity Fund	57
U.S. Large Cap Core Plus Fund	5
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

172	J.P. Morgan Large Cap Funds	December 31, 2024

4. Investment Transactions
During the six months ended December 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Equity Income Fund	$4,007,113	$7,240,793	$—	$—
Equity Index Fund	577,793	980,320	—	—
Equity Premium Income Fund	5,559,354	5,649,406	—	—
Hedged Equity Fund	3,330,706	2,909,492	—	—
Hedged Equity 2 Fund	954,454	958,366	—	—
Hedged Equity 3 Fund	758,135	877,237	—	—
Large Cap Growth Fund	17,323,700	16,491,280	—	—
Large Cap Value Fund	3,578,816	3,200,098	—	—
U.S. Applied Data Science Value Fund	7,100	21,812	—	—
U.S. Equity Fund	6,753,645	6,572,580	—	—
U.S. GARP Equity Fund	442,223	369,998	—	—
U.S. Large Cap Core Plus Fund	1,464,115	1,080,892	502,120	446,171
U.S. Research Enhanced Equity Fund	1,787,525	1,554,417	—	—
U.S. Sustainable Leaders Fund	113,964	112,516	—	—
U.S. Value Fund	553,430	551,502	—	—
During the six months ended December 31, 2024, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Income Fund	$28,259,075	$16,573,613	$708,271	$15,865,342
Equity Index Fund	3,780,472	7,036,719	75,238	6,961,481
Equity Premium Income Fund	5,278,859	1,175,772	80,548	1,095,224
Hedged Equity Fund	12,184,268	9,107,478	256,607	8,850,871
Hedged Equity 2 Fund	3,604,335	1,729,312	129,443	1,599,869
Hedged Equity 3 Fund	2,127,694	1,009,962	32,043	977,919
Large Cap Growth Fund	59,168,247	45,294,129	647,243	44,646,886
Large Cap Value Fund	4,350,644	665,524	134,885	530,639
U.S. Applied Data Science Value Fund	123,938	45,256	2,899	42,357
U.S. Equity Fund	18,495,300	13,976,985	288,262	13,688,723
U.S. GARP Equity Fund	868,893	873,757	12,828	860,929
U.S. Large Cap Core Plus Fund *	1,590,883	1,301,954	50,271	1,251,683
U.S. Research Enhanced Equity Fund	5,766,753	4,606,227	115,674	4,490,553
U.S. Sustainable Leaders Fund	174,375	58,931	653	58,278
U.S. Value Fund	4,498,421	1,594,811	89,157	1,505,654

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.

December 31, 2024	J.P. Morgan Large Cap Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
At June 30, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Equity Index Fund	$32,119	$65,772
Equity Premium Income Fund	654,909	155,528
Hedged Equity Fund	656,369	313,128
Hedged Equity 2 Fund	322,683	326,026
Hedged Equity 3 Fund	103,020	157,524
Large Cap Growth Fund	542,578	—
U.S. Sustainable Leaders Fund	11,932	1,004
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2024, the Funds deferred to July 1, 2024 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Equity Index Fund	$—	$1,652
Equity Premium Income Fund	348,436	(11,024)
Hedged Equity Fund	532,510	447,401
Hedged Equity 2 Fund	141,537	251,500
Hedged Equity 3 Fund	40,060	110,158
Large Cap Growth Fund	353,925	—
During the year ended June 30, 2024, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Equity Index Fund	$14,532	$—
Hedged Equity Fund	33,750	190,185
U.S. GARP Equity Fund	524	—
U.S. Sustainable Leaders Fund	1,084	1,882
U.S. Value Fund	3,251	408
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a

174	J.P. Morgan Large Cap Funds	December 31, 2024

minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of December 31, 2024, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Equity Income Fund	1	11.1%	2	34.0%
Equity Index Fund	2	21.1	—	—
Equity Premium Income Fund	1	15.7	2	49.8
Hedged Equity Fund	—	—	2	42.0
Hedged Equity 2 Fund	1	13.9	3	42.2
Hedged Equity 3 Fund	1	13.5	4	52.7
Large Cap Growth Fund	—	—	1	20.3
Large Cap Value Fund	1	11.1	2	29.3
U.S. Applied Data Science Value Fund	—	—	2	24.5
U.S. Equity Fund	—	—	2	30.4
U.S. GARP Equity Fund	3	41.9	1	10.5
U.S. Large Cap Core Plus Fund	1	26.3	—	—
U.S. Research Enhanced Equity Fund	—	—	2	34.2
U.S. Sustainable Leaders Fund	—	—	2	32.2
U.S. Value Fund	—	—	2	42.1
As of December 31, 2024, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Equity Index Fund	— %	— %	62.9%
Large Cap Value Fund	22.9	—	—
U.S. GARP Equity Fund	47.8	—	—
U.S. Research Enhanced Equity Fund	10.3	26.6	—
Equity Premium Income Fund’s investments in ELNs entail varying degrees of risks. The Fund is subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Fund may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Fund from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.

December 31, 2024	J.P. Morgan Large Cap Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
8. Subsequent Event
At a meeting held on February 11-13, 2025, the JPM Trust IV Board approved the reorganization (the “Reorganization”) of the JPMorgan U.S. Applied Data Science Value Fund (the “Fund”) into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Value ETF (“JPM Fundamental Data Science Large Value ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about July 11, 2025. Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM Fundamental Data Science Large Value ETF. JPM Fundamental Data Science Large Value ETF will be managed in a substantially similar way, but in order to meet the requirements of Rule 35d-1 under the 1940 Act, the new ETF will have a new 80% policy to invest 80% in large, well established equity securities (companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index), while the mutual fund currently invests at least 80% in securities of U.S. large and mid-capitalization companies.

176	J.P. Morgan Large Cap Funds	December 31, 2024

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. December 2024.
SAN-LCE-1224

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
JPMorgan Trust I held a special meeting of shareholders on October 2, 2024, for the purpose of considering and voting upon the approval to change the JPMorgan U.S. GARP Equity Fund (the “Fund”) from a diversified company to a non-diversified company by eliminating the Fund’s related fundamental investment policy. The elimination of the fundamental investment policy was approved by shareholders on October 2, 2024.
The results of the voting were as follows:
Dollar value of Votes Received (000’s)
For	$845,181
Against	3,333
Abstain	1,191

JPMorgan Trust II held a special meeting of shareholders on October 2, 2024 for the purpose of considering and voting upon the approval to change the JPMorgan Large Cap Growth Fund (the “Fund”) from a diversified company to a non-diversified company by eliminating the Fund’s related fundamental investment policy.
The special meeting was adjourned to October 30, 2024, November 21, 2024, December 18, 2024 and January 30, 2025, to allow shareholders additional time to vote on the proposal. The proposal has not yet been approved by either 67% or more of the shares present or represented by proxy at the meeting, or by more than 50% of the outstanding shares (as of the record date set for the special shareholder meeting) of the Fund, as is required. The January 30, 2025 special meeting was adjourned to February 27, 2025.
The results of the voting were as follows:
October 2, 2024 Meeting:	Dollar value of Votes Received (000’s)
For	$20,507,361
Against	2,574,902
Abstain	961,728

October 30, 2024 Meeting:
For	$22,744,395
Against	2,854,178
Abstain	1,626,367

November 21, 2024 Meeting:
For	$27,038,114
Against	3,821,555
Abstain	2,466,174

December 18, 2024 Meeting:
For	$24,904,024
Against	6,694,795
Abstain	2,721,884

January 30, 2025 Meeting:
For	$33,185,852
Against	4,337,107
Abstain	3,789,254

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Equity Income Fund, Equity Index Fund, Large Cap Growth Fund, Large Cap Value Fund and U.S. Equity Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Equity Income Fund’s performance for both Class A and Class I shares was in the fifth, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth, fourth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Equity Committee at each of their regular meetings over the course of the next year.

The Trustees noted that the Equity Index Fund’s performance for Class A, Class I and Class R6 shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Equity Premium Income Fund’s performance for both Class A and Class I shares was in the fourth, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Hedged Equity Fund’s performance for Class A shares was in the second, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the fourth, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Hedged Equity 2 Fund’s performance for Class A shares was in the second quintile of the Universe for the one-year period ended December 31, 2023. The Trustees noted that the performance for both Class I and Class R6 shares was in the fourth quintile of the Universe for one-year period ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Hedged Equity 3 Fund’s performance for Class A shares was in the first quintile of the Universe for the one-year period ended December 31, 2023. The Trustees noted that the performance for both Class I and Class R6 shares was in the second quintile of the Universe for one-year period ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Large Cap Growth Fund’s performance for Class A, Class I and Class R6 shares was in the fourth, third and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Large Cap Value Fund’s performance for both Class A and Class I shares was in the third, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Applied Data Science Value Fund’s performance for Class A shares was in the third, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the third, first and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the U.S. Equity Fund’s performance for Class A, Class I and Class R6 shares was in the first, second and first quintiles of the Universe for the one-, three and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. GARP Equity Fund’s performance for Class A, Class I and Class R6 shares was in the second, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Large Cap Core Plus Fund’s performance for Class A, Class I and Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Research Enhanced Equity Fund’s performance for Class A, Class I and Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Sustainable Leaders Fund’s performance for Class A shares was in the second, third and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for Class R6 shares was in the third quintile of the Universe for both the one- and three-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Value Fund’s performance for both Class A and Class I shares was in the fourth, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Equity Income Fund’s net advisory fee for both Class A and Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for both Class A and Class I shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

The Trustees noted that the Equity Index Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Equity Premium Income Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for both Class I and Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for both Class I and Class R6 shares due to the limited number of funds in the Peer Groups. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Hedged Equity Fund’s net advisory fee and actual total expenses for both Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Hedged Equity 2 Fund’s net advisory fee for both Class A and Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for both Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expense for Class I shares were both in first and second quintiles of the Peer Group and Universe, respec tively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Hedged Equity 3 Fund’s net advisory fee and actual total expenses for both Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Large Cap Growth Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second and first quintile of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Large Cap Value Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintile of the Peer Group and Universe, respectively, and that the actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Applied Data Science Value Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Equity Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. GARP Equity Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Large Cap Core Plus Fund’s net advisory fee for Class A shares was in the third and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fifth and fourth quintile of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fifth and fourth quintile of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the third and second quintiles of the Peer Group and Universe, respectively. After considering all of the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Research Enhanced Equity Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Sustainable Leader Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Value Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintiles of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Mid Cap/Multi-Cap Funds
December 31, 2024 (Unaudited)
JPMorgan Growth Advantage Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Automobiles — 2.8%
Tesla, Inc. *	1,501	606,113
Beverages — 0.5%
Constellation Brands, Inc., Class A	513	113,410
Biotechnology — 2.3%
Alnylam Pharmaceuticals, Inc. *	494	116,361
Exact Sciences Corp. *	471	26,448
Natera, Inc. *	1,336	211,457
Regeneron Pharmaceuticals, Inc. *	195	138,926
		493,192
Broadline Retail — 6.5%
Amazon.com, Inc. *	6,312	1,384,716
Building Products — 0.9%
Trane Technologies plc	494	182,628
Capital Markets — 5.6%
Blackstone, Inc.	1,654	285,133
Goldman Sachs Group, Inc. (The)	358	204,690
Interactive Brokers Group, Inc., Class A	1,280	226,207
KKR & Co., Inc.	1,456	215,374
Moody's Corp.	451	213,491
Robinhood Markets, Inc., Class A *	1,129	42,062
		1,186,957
Commercial Services & Supplies — 0.9%
Copart, Inc. *	3,270	187,658
Communications Equipment — 0.7%
Arista Networks, Inc. *	1,430	158,046
Construction & Engineering — 1.2%
Quanta Services, Inc.	808	255,437
Construction Materials — 0.4%
Eagle Materials, Inc.	319	78,795
Distributors — 0.4%
Pool Corp.	235	80,169
Electrical Equipment — 2.3%
AMETEK, Inc.	975	175,644
GE Vernova, Inc.	276	90,912
Hubbell, Inc.	182	76,097
Vertiv Holdings Co., Class A	1,267	143,958
		486,611
Energy Equipment & Services — 0.8%
TechnipFMC plc (United Kingdom)	5,740	166,119
INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — 2.3%
Netflix, Inc. *	368	328,141
Take-Two Interactive Software, Inc. *	848	156,146
		484,287
Financial Services — 2.8%
Mastercard, Inc., Class A	1,120	589,521
Ground Transportation — 1.8%
JB Hunt Transport Services, Inc.	835	142,502
Saia, Inc. *	222	101,187
Uber Technologies, Inc. *	2,356	142,090
		385,779
Health Care Equipment & Supplies — 2.1%
Cooper Cos., Inc. (The) *	1,348	123,919
Intuitive Surgical, Inc. *	638	332,967
		456,886
Health Care Providers & Services — 0.5%
McKesson Corp.	195	110,931
Hotels, Restaurants & Leisure — 3.7%
Booking Holdings, Inc.	55	274,351
DoorDash, Inc., Class A *	1,273	213,443
Flutter Entertainment plc (United Kingdom) *	314	81,217
Hilton Worldwide Holdings, Inc.	480	118,616
Starbucks Corp.	1,010	92,165
		779,792
Household Durables — 0.7%
Garmin Ltd.	724	149,351
Industrial Conglomerates — 0.6%
3M Co.	941	121,529
Insurance — 0.9%
Progressive Corp. (The)	836	200,270
Interactive Media & Services — 9.5%
Alphabet, Inc., Class C	4,534	863,577
Meta Platforms, Inc., Class A	1,994	1,167,352
		2,030,929
IT Services — 1.0%
MongoDB, Inc. *	264	61,601
Shopify, Inc., Class A (Canada) *	766	81,472
Snowflake, Inc., Class A *	499	76,990
		220,063
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	1

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — 1.3%
IQVIA Holdings, Inc. *	318	62,464
Mettler-Toledo International, Inc. *	56	68,325
Thermo Fisher Scientific, Inc.	297	154,873
		285,662
Machinery — 1.5%
Ingersoll Rand, Inc.	1,506	136,195
ITT, Inc.	1,251	178,801
		314,996
Media — 1.0%
Trade Desk, Inc. (The), Class A *	1,896	222,893
Oil, Gas & Consumable Fuels — 0.7%
EOG Resources, Inc.	1,168	143,141
Personal Care Products — 0.5%
elf Beauty, Inc. * (a)	820	102,915
Pharmaceuticals — 2.8%
Eli Lilly & Co.	658	507,818
Intra-Cellular Therapies, Inc. *	1,109	92,637
		600,455
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	943	121,329
Semiconductors & Semiconductor Equipment — 15.7%
Broadcom, Inc.	3,814	884,309
Entegris, Inc.	1,245	123,340
NVIDIA Corp.	14,414	1,935,576
ON Semiconductor Corp. *	1,773	111,784
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	737	145,607
Teradyne, Inc.	1,089	137,121
		3,337,737
Software — 15.2%
AppLovin Corp., Class A *	115	37,305
Atlassian Corp., Class A *	773	188,197
Coreweave, Inc. ‡ * (b)	49	46,989
Crowdstrike Holdings, Inc., Class A *	380	130,159
HubSpot, Inc. *	288	200,931
Intuit, Inc.	422	265,033
Microsoft Corp.	4,033	1,699,716
Oracle Corp.	1,524	253,924
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — continued
Palo Alto Networks, Inc. *	1,472	267,921
Synopsys, Inc. *	285	138,063
		3,228,238
Specialty Retail — 1.9%
Home Depot, Inc. (The)	356	138,562
TJX Cos., Inc. (The)	2,156	260,501
		399,063
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	5,534	1,385,772
Trading Companies & Distributors — 0.3%
Air Lease Corp.	1,301	62,703
Total Common Stocks (Cost $9,304,685)		21,114,093
Short-Term Investments — 1.3%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (c) (d) (Cost $227,128)	227,065	227,156
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (c) (d) (Cost $48,146)	48,145	48,145
Total Short-Term Investments (Cost $275,274)		275,301
Total Investments — 100.5% (Cost $9,579,959)		21,389,394
Liabilities in Excess of Other Assets — (0.5)%		(104,977)
NET ASSETS — 100.0%		21,284,417

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $46,604.
(b)	Fund is subject to legal or contractual restrictions on the resale of the security.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	3

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.2%
Aerospace & Defense — 1.2%
Axon Enterprise, Inc. *	23	13,772
HEICO Corp., Class A	147	27,317
Howmet Aerospace, Inc.	67	7,292
Woodward, Inc.	91	15,179
		63,560
Automobiles — 0.2%
Thor Industries, Inc.	99	9,488
Banks — 3.6%
Fifth Third Bancorp	914	38,650
First Citizens BancShares, Inc., Class A	23	48,675
M&T Bank Corp.	237	44,481
NU Holdings Ltd., Class A (Brazil) *	1,258	13,034
Regions Financial Corp.	1,782	41,914
		186,754
Beverages — 1.1%
Constellation Brands, Inc., Class A	139	30,640
Keurig Dr Pepper, Inc.	880	28,278
		58,918
Biotechnology — 1.7%
Alnylam Pharmaceuticals, Inc. *	108	25,445
Exact Sciences Corp. *	99	5,530
Exelixis, Inc. *	224	7,472
Insmed, Inc. *	145	10,020
Natera, Inc. *	177	28,068
REVOLUTION Medicines, Inc. *	118	5,172
Vaxcyte, Inc. *	58	4,726
Viking Therapeutics, Inc. *	116	4,658
		91,091
Building Products — 2.1%
AAON, Inc.	149	17,561
Carlisle Cos., Inc.	107	39,405
Fortune Brands Innovations, Inc.	477	32,577
Simpson Manufacturing Co., Inc.	62	10,353
Trane Technologies plc	23	8,409
		108,305
Capital Markets — 8.1%
Ameriprise Financial, Inc.	139	73,899
Ares Management Corp.	170	30,033
Blue Owl Capital, Inc.	948	22,061
Coinbase Global, Inc., Class A *	42	10,400
FactSet Research Systems, Inc.	38	18,049
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Interactive Brokers Group, Inc., Class A	124	21,985
Jefferies Financial Group, Inc.	179	14,021
LPL Financial Holdings, Inc.	71	23,136
Moody's Corp.	22	10,400
MSCI, Inc.	33	19,749
Northern Trust Corp.	152	15,619
Raymond James Financial, Inc.	471	73,190
Robinhood Markets, Inc., Class A *	532	19,826
State Street Corp.	458	44,973
TPG, Inc.	142	8,895
Tradeweb Markets, Inc., Class A	142	18,593
		424,829
Chemicals — 0.9%
Celanese Corp.	195	13,484
RPM International, Inc.	269	33,128
		46,612
Commercial Services & Supplies — 1.2%
Cintas Corp.	40	7,419
Copart, Inc. *	289	16,577
MSA Safety, Inc.	64	10,576
Veralto Corp.	263	26,779
		61,351
Communications Equipment — 0.3%
Ciena Corp. *	91	7,738
Motorola Solutions, Inc.	22	10,122
		17,860
Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	24	10,258
Quanta Services, Inc.	89	27,916
		38,174
Construction Materials — 1.0%
Eagle Materials, Inc.	55	13,647
Martin Marietta Materials, Inc.	72	37,199
		50,846
Consumer Finance — 0.6%
Discover Financial Services	193	33,377
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc.	44	17,543
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Kroger Co. (The)	530	32,392
US Foods Holding Corp. *	555	37,408
		87,343
Containers & Packaging — 2.4%
Ball Corp.	406	22,368
Graphic Packaging Holding Co.	627	17,038
International Paper Co.	722	38,859
Packaging Corp. of America	96	21,718
Silgan Holdings, Inc.	508	26,434
		126,417
Distributors — 1.0%
Genuine Parts Co.	316	36,834
Pool Corp.	49	16,744
		53,578
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	155	17,212
Electric Utilities — 1.8%
PG&E Corp.	2,521	50,863
Xcel Energy, Inc.	651	43,974
		94,837
Electrical Equipment — 3.9%
Acuity Brands, Inc.	139	40,705
AMETEK, Inc.	359	64,672
GE Vernova, Inc.	22	7,261
Hubbell, Inc.	134	56,101
Vertiv Holdings Co., Class A	287	32,548
		201,287
Electronic Equipment, Instruments & Components — 3.8%
Amphenol Corp., Class A	142	9,870
Flex Ltd. *	727	27,891
Jabil, Inc.	227	32,629
TD SYNNEX Corp.	250	29,316
Teledyne Technologies, Inc. *	125	58,097
Zebra Technologies Corp., Class A *	107	41,496
		199,299
Energy Equipment & Services — 1.0%
Baker Hughes Co.	878	36,011
TechnipFMC plc (United Kingdom)	551	15,955
		51,966
INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — 1.3%
Take-Two Interactive Software, Inc. *	219	40,235
Warner Music Group Corp., Class A	834	25,854
		66,089
Financial Services — 2.4%
Block, Inc. *	415	35,228
Fidelity National Information Services, Inc.	491	39,676
MGIC Investment Corp.	1,710	40,550
Rocket Cos., Inc., Class A *	737	8,295
		123,749
Food Products — 1.6%
General Mills, Inc.	504	32,164
Hershey Co. (The)	141	23,786
Post Holdings, Inc. *	251	28,758
		84,708
Ground Transportation — 1.4%
JB Hunt Transport Services, Inc.	297	50,711
Saia, Inc. *	47	21,378
		72,089
Health Care Equipment & Supplies — 1.8%
Cooper Cos., Inc. (The) *	143	13,113
Dexcom, Inc. *	116	8,984
GE HealthCare Technologies, Inc.	283	22,113
Globus Medical, Inc., Class A *	433	35,837
IDEXX Laboratories, Inc. *	19	7,992
Inspire Medical Systems, Inc. *	44	8,248
		96,287
Health Care Providers & Services — 4.3%
Cencora, Inc.	259	58,150
Henry Schein, Inc. *	597	41,324
Humana, Inc.	113	28,647
Labcorp Holdings, Inc.	60	13,778
McKesson Corp.	29	16,409
Quest Diagnostics, Inc.	292	43,985
Universal Health Services, Inc., Class B	118	21,207
		223,500
Health Care REITs — 0.4%
Ventas, Inc.	392	23,089
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A *	90	18,944
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	5

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	1,341	23,498
Hotels, Restaurants & Leisure — 3.7%
Darden Restaurants, Inc.	175	32,679
Domino's Pizza, Inc.	38	16,138
DoorDash, Inc., Class A *	120	20,102
Expedia Group, Inc. *	191	35,690
Flutter Entertainment plc (United Kingdom) *	67	17,311
Hilton Worldwide Holdings, Inc.	149	36,763
Las Vegas Sands Corp.	325	16,679
Planet Fitness, Inc., Class A *	161	15,877
		191,239
Household Durables — 0.8%
Garmin Ltd.	57	11,704
Mohawk Industries, Inc. *	267	31,891
		43,595
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	113	15,534
Insurance — 4.1%
Arch Capital Group Ltd.	491	45,390
Arthur J Gallagher & Co.	53	14,961
Hartford Financial Services Group, Inc. (The)	403	44,123
Loews Corp.	822	69,604
WR Berkley Corp.	708	41,424
		215,502
Interactive Media & Services — 0.4%
IAC, Inc. *	507	21,883
IT Services — 2.1%
Gartner, Inc. *	64	31,136
Globant SA *	91	19,392
GoDaddy, Inc., Class A *	191	37,740
MongoDB, Inc. *	72	16,801
Snowflake, Inc., Class A *	39	6,023
		111,092
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	63	8,525
IQVIA Holdings, Inc. *	57	11,165
Mettler-Toledo International, Inc. *	8	9,592
West Pharmaceutical Services, Inc.	56	18,253
		47,535
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — 4.6%
Dover Corp.	223	41,898
Esab Corp.	126	15,101
Ingersoll Rand, Inc.	592	53,514
ITT, Inc.	440	62,914
Lincoln Electric Holdings, Inc.	219	41,116
Snap-on, Inc.	41	13,880
Westinghouse Air Brake Technologies Corp.	66	12,453
		240,876
Media — 0.8%
Trade Desk, Inc. (The), Class A *	343	40,372
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	519	19,778
Multi-Utilities — 2.9%
CMS Energy Corp.	662	44,145
NiSource, Inc.	932	34,254
Public Service Enterprise Group, Inc.	231	19,536
WEC Energy Group, Inc.	573	53,892
		151,827
Oil, Gas & Consumable Fuels — 3.7%
Cheniere Energy, Inc.	107	23,033
Coterra Energy, Inc.	1,692	43,215
Diamondback Energy, Inc.	295	48,435
EOG Resources, Inc.	134	16,386
Williams Cos., Inc. (The)	1,119	60,552
		191,621
Personal Care Products — 0.3%
elf Beauty, Inc. *	105	13,197
Pharmaceuticals — 0.8%
Intra-Cellular Therapies, Inc. *	201	16,828
Jazz Pharmaceuticals plc *	223	27,408
		44,236
Professional Services — 1.4%
Booz Allen Hamilton Holding Corp.	155	20,017
Parsons Corp. *	249	22,961
UL Solutions, Inc., Class A	617	30,758
		73,736
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	269	35,328
Residential REITs — 1.8%
American Homes 4 Rent, Class A	891	33,325
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — continued
AvalonBay Communities, Inc.	165	36,265
Mid-America Apartment Communities, Inc.	164	25,366
		94,956
Retail REITs — 0.8%
Regency Centers Corp.	571	42,182
Semiconductors & Semiconductor Equipment — 2.4%
Entegris, Inc.	178	17,662
Marvell Technology, Inc.	108	11,871
Microchip Technology, Inc.	115	6,619
Monolithic Power Systems, Inc.	18	10,654
ON Semiconductor Corp. *	610	38,430
Onto Innovation, Inc. *	57	9,516
Rambus, Inc. *	188	9,958
Teradyne, Inc.	174	21,844
		126,554
Software — 5.2%
AppLovin Corp., Class A *	164	53,025
Atlassian Corp., Class A *	66	16,206
Confluent, Inc., Class A *	526	14,725
Crowdstrike Holdings, Inc., Class A *	33	11,247
CyberArk Software Ltd. *	42	13,882
Datadog, Inc., Class A *	210	30,002
Elastic NV *	67	6,606
Gitlab, Inc., Class A *	111	6,235
HubSpot, Inc. *	54	37,740
Nutanix, Inc., Class A *	231	14,144
Palantir Technologies, Inc., Class A *	485	36,724
Palo Alto Networks, Inc. *	50	9,047
Rubrik, Inc., Class A *	116	7,570
Tyler Technologies, Inc. *	29	16,593
		273,746
Specialized REITs — 1.3%
Public Storage	67	20,007
SBA Communications Corp.	84	17,188
Weyerhaeuser Co.	1,073	30,196
		67,391
Specialty Retail — 3.5%
AutoZone, Inc. *	15	49,218
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Bath & Body Works, Inc.	597	23,146
Best Buy Co., Inc.	350	29,992
Burlington Stores, Inc. *	72	20,634
Floor & Decor Holdings, Inc., Class A *	86	8,604
Ross Stores, Inc.	89	13,480
Tractor Supply Co.	506	26,850
Ulta Beauty, Inc. *	24	10,316
		182,240
Textiles, Apparel & Luxury Goods — 1.4%
Carter's, Inc.	460	24,948
On Holding AG, Class A (Switzerland) *	216	11,802
Ralph Lauren Corp.	156	35,964
		72,714
Trading Companies & Distributors — 0.2%
Air Lease Corp.	204	9,844
Total Common Stocks (Cost $3,721,840)		5,082,035
Short-Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $140,828)	140,805	140,861
Total Investments — 99.9% (Cost $3,862,668)		5,222,896
Other Assets in Excess of Liabilities — 0.1%		3,995
NET ASSETS — 100.0%		5,226,891

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	7

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%
Aerospace & Defense — 2.7%
Axon Enterprise, Inc. *	151	89,547
HEICO Corp., Class A	954	177,611
Howmet Aerospace, Inc.	434	47,455
		314,613
Automobiles — 0.5%
Thor Industries, Inc.	645	61,689
Banks — 0.7%
NU Holdings Ltd., Class A (Brazil) *	8,180	84,746
Beverages — 0.5%
Constellation Brands, Inc., Class A	243	53,804
Biotechnology — 5.1%
Alnylam Pharmaceuticals, Inc. *	703	165,446
Exact Sciences Corp. *	640	35,952
Exelixis, Inc. *	1,459	48,582
Insmed, Inc. *	944	65,153
Natera, Inc. *	1,153	182,496
REVOLUTION Medicines, Inc. *	769	33,628
Vaxcyte, Inc. *	375	30,730
Viking Therapeutics, Inc. * (a)	752	30,287
		592,274
Building Products — 2.0%
AAON, Inc.	970	114,181
Simpson Manufacturing Co., Inc.	406	67,317
Trane Technologies plc	148	54,722
		236,220
Capital Markets — 11.6%
Ares Management Corp.	1,103	195,276
Coinbase Global, Inc., Class A *	272	67,620
FactSet Research Systems, Inc.	244	117,353
Interactive Brokers Group, Inc., Class A	811	143,258
Jefferies Financial Group, Inc.	1,163	91,162
LPL Financial Holdings, Inc.	462	150,754
Moody's Corp.	143	67,619
MSCI, Inc.	214	128,406
Raymond James Financial, Inc.	498	77,379
Robinhood Markets, Inc., Class A *	3,460	128,911
TPG, Inc.	920	57,834
Tradeweb Markets, Inc., Class A	924	120,891
		1,346,463
Commercial Services & Supplies — 1.9%
Cintas Corp.	264	48,239
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — continued
Copart, Inc. *	1,878	107,781
MSA Safety, Inc.	415	68,769
		224,789
Communications Equipment — 0.4%
Ciena Corp. *	593	50,313
Construction & Engineering — 2.1%
Comfort Systems USA, Inc.	157	66,699
Quanta Services, Inc.	575	181,512
		248,211
Construction Materials — 0.8%
Eagle Materials, Inc.	360	88,736
Consumer Staples Distribution & Retail — 1.0%
Casey's General Stores, Inc.	288	114,066
Distributors — 0.9%
Pool Corp.	319	108,870
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. *	1,010	111,911
Electrical Equipment — 3.7%
AMETEK, Inc.	525	94,603
GE Vernova, Inc.	143	47,254
Hubbell, Inc.	173	72,463
Vertiv Holdings Co., Class A	1,863	211,628
		425,948
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	924	64,174
Teledyne Technologies, Inc. *	162	75,176
		139,350
Energy Equipment & Services — 0.9%
TechnipFMC plc (United Kingdom)	3,585	103,739
Entertainment — 1.0%
Take-Two Interactive Software, Inc. *	639	117,697
Financial Services — 0.9%
Block, Inc. *	560	47,591
Rocket Cos., Inc., Class A * (a)	4,790	53,934
		101,525
Ground Transportation — 2.0%
JB Hunt Transport Services, Inc.	558	95,226
Saia, Inc. *	305	139,000
		234,226
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 2.1%
Cooper Cos., Inc. (The) *	928	85,262
Dexcom, Inc. *	751	58,417
IDEXX Laboratories, Inc. *	126	51,965
Inspire Medical Systems, Inc. *	289	53,632
		249,276
Health Care Providers & Services — 0.9%
McKesson Corp.	187	106,692
Health Care Technology — 1.1%
Veeva Systems, Inc., Class A *	586	123,177
Hotels, Restaurants & Leisure — 6.9%
Domino's Pizza, Inc.	250	104,927
DoorDash, Inc., Class A *	779	130,704
Flutter Entertainment plc (United Kingdom) *	435	112,555
Hilton Worldwide Holdings, Inc.	967	239,034
Las Vegas Sands Corp.	2,112	108,450
Planet Fitness, Inc., Class A *	1,044	103,232
		798,902
Household Durables — 0.7%
Garmin Ltd.	373	76,961
Independent Power and Renewable Electricity Producers — 0.9%
Vistra Corp.	733	101,000
Insurance — 0.8%
Arthur J Gallagher & Co.	343	97,277
IT Services — 4.1%
Gartner, Inc. *	418	202,448
Globant SA *	588	126,087
MongoDB, Inc. *	469	109,244
Snowflake, Inc., Class A *	254	39,164
		476,943
Life Sciences Tools & Services — 2.7%
Agilent Technologies, Inc.	413	55,430
IQVIA Holdings, Inc. *	369	72,597
Mettler-Toledo International, Inc. *	51	62,372
West Pharmaceutical Services, Inc.	362	118,680
		309,079
Machinery — 3.2%
Esab Corp.	819	98,190
Ingersoll Rand, Inc.	717	64,856
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
ITT, Inc.	894	127,797
Westinghouse Air Brake Technologies Corp.	427	80,967
		371,810
Media — 2.3%
Trade Desk, Inc. (The), Class A *	2,233	262,500
Oil, Gas & Consumable Fuels — 2.2%
Cheniere Energy, Inc.	697	149,758
EOG Resources, Inc.	869	106,544
		256,302
Personal Care Products — 0.7%
elf Beauty, Inc. *	683	85,805
Pharmaceuticals — 0.9%
Intra-Cellular Therapies, Inc. *	1,310	109,414
Professional Services — 1.1%
Booz Allen Hamilton Holding Corp.	1,016	130,823
Semiconductors & Semiconductor Equipment — 5.3%
Entegris, Inc.	1,159	114,841
Marvell Technology, Inc.	696	76,848
Monolithic Power Systems, Inc.	117	69,269
ON Semiconductor Corp. *	1,279	80,611
Onto Innovation, Inc. *	371	61,870
Rambus, Inc. *	1,225	64,751
Teradyne, Inc.	1,128	142,032
		610,222
Software — 15.6%
AppLovin Corp., Class A *	1,065	344,768
Atlassian Corp., Class A *	433	105,371
Confluent, Inc., Class A *	3,424	95,743
Coreweave, Inc. ‡ * (b)	29	27,714
Crowdstrike Holdings, Inc., Class A *	215	73,394
CyberArk Software Ltd. *	271	90,259
Datadog, Inc., Class A *	1,359	194,224
Elastic NV *	434	42,956
Gitlab, Inc., Class A *	719	40,542
HubSpot, Inc. *	352	245,386
Nutanix, Inc., Class A *	1,503	91,964
Palantir Technologies, Inc., Class A *	3,157	238,783
Palo Alto Networks, Inc. *	324	59,038
Rubrik, Inc., Class A *	750	49,006
Tyler Technologies, Inc. *	187	107,886
		1,807,034
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	9

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 5.0%
AutoZone, Inc. *	19	60,716
Burlington Stores, Inc. *	471	134,160
Floor & Decor Holdings, Inc., Class A *	561	55,946
Ross Stores, Inc.	580	87,644
Tractor Supply Co.	3,290	174,583
Ulta Beauty, Inc. *	154	67,076
		580,125
Textiles, Apparel & Luxury Goods — 0.7%
On Holding AG, Class A (Switzerland) *	1,401	76,734
Trading Companies & Distributors — 0.5%
Air Lease Corp.	1,328	64,006
Total Common Stocks (Cost $8,386,150)		11,453,272
Short-Term Investments — 1.7%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (c) (d) (Cost $190,756)	190,696	190,772
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (c) (d) (Cost $9,270)	9,270	9,270
Total Short-Term Investments (Cost $200,026)		200,042
Total Investments — 100.3% (Cost $8,586,176)		11,653,314
Liabilities in Excess of Other Assets — (0.3)%		(38,097)
NET ASSETS — 100.0%		11,615,217

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $9,156.
(b)	Fund is subject to legal or contractual restrictions on the resale of the security.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%
Aerospace & Defense — 0.4%
Woodward, Inc.	351	58,372
Banks — 5.2%
Fifth Third Bancorp	3,745	158,342
First Citizens BancShares, Inc., Class A	88	187,184
M&T Bank Corp.	910	171,050
Regions Financial Corp.	6,853	161,180
		677,756
Beverages — 1.5%
Constellation Brands, Inc., Class A	389	86,003
Keurig Dr Pepper, Inc.	3,386	108,743
		194,746
Building Products — 2.1%
Carlisle Cos., Inc.	411	151,530
Fortune Brands Innovations, Inc.	1,833	125,274
		276,804
Capital Markets — 6.4%
Ameriprise Financial, Inc.	534	284,182
Blue Owl Capital, Inc.	3,647	84,837
Northern Trust Corp.	586	60,065
Raymond James Financial, Inc.	1,518	235,725
State Street Corp.	1,762	172,944
		837,753
Chemicals — 1.4%
Celanese Corp.	749	51,851
RPM International, Inc.	1,036	127,518
		179,369
Commercial Services & Supplies — 0.8%
Veralto Corp.	1,011	102,979
Communications Equipment — 0.3%
Motorola Solutions, Inc.	84	38,923
Construction Materials — 1.1%
Martin Marietta Materials, Inc.	277	143,047
Consumer Finance — 1.0%
Discover Financial Services	741	128,352
Consumer Staples Distribution & Retail — 2.0%
Kroger Co. (The)	2,037	124,564
US Foods Holding Corp. *	2,132	143,850
		268,414
INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — 3.7%
Ball Corp.	1,560	86,016
Graphic Packaging Holding Co.	2,412	65,518
International Paper Co.	2,777	149,434
Packaging Corp. of America	372	83,645
Silgan Holdings, Inc.	1,953	101,652
		486,265
Distributors — 1.1%
Genuine Parts Co.	1,213	141,644
Electric Utilities — 2.9%
PG&E Corp.	10,656	215,041
Xcel Energy, Inc.	2,505	169,099
		384,140
Electrical Equipment — 4.0%
Acuity Brands, Inc.	537	156,725
AMETEK, Inc.	1,071	193,094
Hubbell, Inc.	413	173,160
		522,979
Electronic Equipment, Instruments & Components — 5.2%
Flex Ltd. *	2,794	107,254
Jabil, Inc.	872	125,473
TD SYNNEX Corp.	961	112,734
Teledyne Technologies, Inc. *	386	178,952
Zebra Technologies Corp., Class A *	413	159,573
		683,986
Energy Equipment & Services — 1.0%
Baker Hughes Co.	3,376	138,482
Entertainment — 1.4%
Take-Two Interactive Software, Inc. *	463	85,115
Warner Music Group Corp., Class A	3,207	99,421
		184,536
Financial Services — 3.2%
Block, Inc. *	1,263	107,324
Fidelity National Information Services, Inc.	1,889	152,571
MGIC Investment Corp.	6,576	155,934
		415,829
Food Products — 2.5%
General Mills, Inc.	1,939	123,683
Hershey Co. (The)	539	91,239
Post Holdings, Inc. *	966	110,589
		325,511
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	11

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.1%
JB Hunt Transport Services, Inc.	813	138,690
Health Care Equipment & Supplies — 1.7%
GE HealthCare Technologies, Inc.	1,085	84,850
Globus Medical, Inc., Class A *	1,666	137,809
		222,659
Health Care Providers & Services — 6.1%
Cencora, Inc.	995	223,615
Henry Schein, Inc. *	2,296	158,913
Humana, Inc.	434	110,163
Labcorp Holdings, Inc.	231	52,887
Quest Diagnostics, Inc.	1,119	168,866
Universal Health Services, Inc., Class B	455	81,551
		795,995
Health Care REITs — 0.7%
Ventas, Inc.	1,508	88,790
Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.	5,158	90,363
Hotels, Restaurants & Leisure — 2.0%
Darden Restaurants, Inc.	673	125,668
Expedia Group, Inc. *	737	137,243
		262,911
Household Durables — 0.9%
Mohawk Industries, Inc. *	1,029	122,634
Insurance — 5.9%
Arch Capital Group Ltd.	1,890	174,547
Hartford Financial Services Group, Inc. (The)	1,551	169,674
Loews Corp.	3,161	267,661
WR Berkley Corp.	2,722	159,295
		771,177
Interactive Media & Services — 0.6%
IAC, Inc. *	1,951	84,150
IT Services — 1.1%
GoDaddy, Inc., Class A *	735	145,128
Machinery — 5.4%
Dover Corp.	860	161,397
Ingersoll Rand, Inc.	1,851	167,461
ITT, Inc.	1,164	166,353
Lincoln Electric Holdings, Inc.	844	158,109
Snap-on, Inc.	157	53,377
		706,697
INVESTMENTS	SHARES (000)	VALUE ($000)

Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	1,997	76,055
Multi-Utilities — 4.5%
CMS Energy Corp.	2,547	169,759
NiSource, Inc.	3,583	131,725
Public Service Enterprise Group, Inc.	889	75,125
WEC Energy Group, Inc.	2,204	207,239
		583,848
Oil, Gas & Consumable Fuels — 4.5%
Coterra Energy, Inc.	6,507	166,184
Diamondback Energy, Inc.	1,137	186,256
Williams Cos., Inc. (The)	4,302	232,852
		585,292
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc *	856	105,398
Professional Services — 1.6%
Parsons Corp. *	957	88,295
UL Solutions, Inc., Class A	2,371	118,280
		206,575
Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A *	1,035	135,852
Residential REITs — 2.8%
American Homes 4 Rent, Class A	3,425	128,151
AvalonBay Communities, Inc.	634	139,456
Mid-America Apartment Communities, Inc.	631	97,546
		365,153
Retail REITs — 1.2%
Regency Centers Corp.	2,194	162,211
Semiconductors & Semiconductor Equipment — 1.0%
Microchip Technology, Inc.	466	26,710
ON Semiconductor Corp. *	1,588	100,108
		126,818
Specialized REITs — 2.0%
Public Storage	257	76,938
SBA Communications Corp.	324	65,960
Weyerhaeuser Co.	4,125	116,116
		259,014
Specialty Retail — 2.7%
AutoZone, Inc. *	48	153,363
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Bath & Body Works, Inc.	2,296	89,007
Best Buy Co., Inc.	1,344	115,333
		357,703
Textiles, Apparel & Luxury Goods — 1.8%
Carter's, Inc.	1,770	95,938
Ralph Lauren Corp.	599	138,300
		234,238
Total Common Stocks (Cost $7,534,020)		12,817,238
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $288,108)	288,034	288,150
Total Investments — 100.1% (Cost $7,822,128)		13,105,388
Liabilities in Excess of Other Assets — (0.1)%		(8,455)
NET ASSETS — 100.0%		13,096,933

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	13

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.1%
Aerospace & Defense — 1.9%
General Dynamics Corp.	271	71,459
Northrop Grumman Corp.	48	22,330
RTX Corp.	695	80,421
		174,210
Air Freight & Logistics — 1.8%
FedEx Corp.	348	97,963
United Parcel Service, Inc., Class B	519	65,398
		163,361
Automobile Components — 0.2%
Gentex Corp.	637	18,302
Banks — 11.5%
Bank of America Corp.	3,772	165,766
Columbia Banking System, Inc.	661	17,843
Fifth Third Bancorp	885	37,430
First Citizens BancShares, Inc., Class A	62	131,119
M&T Bank Corp.	918	172,604
PNC Financial Services Group, Inc. (The)	479	92,343
Regions Financial Corp.	3,914	92,061
Wells Fargo & Co.	4,482	314,831
		1,023,997
Beverages — 0.9%
Keurig Dr Pepper, Inc.	2,442	78,423
Biotechnology — 3.0%
AbbVie, Inc.	933	165,866
Regeneron Pharmaceuticals, Inc. *	97	68,832
Vertex Pharmaceuticals, Inc. *	73	29,237
		263,935
Broadline Retail — 0.9%
Amazon.com, Inc. *	369	81,003
Building Products — 1.4%
Carlisle Cos., Inc.	194	71,658
Fortune Brands Innovations, Inc.	729	49,791
		121,449
Capital Markets — 4.7%
Charles Schwab Corp. (The)	1,066	78,898
Morgan Stanley	637	80,063
Northern Trust Corp.	1,014	103,990
Raymond James Financial, Inc.	278	43,196
State Street Corp.	1,143	112,158
		418,305
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 0.8%
Axalta Coating Systems Ltd. *	2,079	71,156
Communications Equipment — 0.5%
Cisco Systems, Inc.	690	40,833
Construction & Engineering — 0.7%
WillScot Holdings Corp. *	1,947	65,124
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	125	64,671
Consumer Finance — 3.4%
American Express Co.	330	97,998
Capital One Financial Corp.	1,082	192,991
Discover Financial Services	78	13,447
		304,436
Containers & Packaging — 3.1%
Graphic Packaging Holding Co.	2,261	61,398
International Paper Co.	941	50,661
Packaging Corp. of America	230	51,778
Silgan Holdings, Inc.	845	43,990
Smurfit WestRock plc	1,333	71,776
		279,603
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	1,146	45,807
Electric Utilities — 3.0%
Edison International	440	35,121
Entergy Corp.	365	27,655
NextEra Energy, Inc.	1,206	86,444
PG&E Corp.	3,724	75,152
Xcel Energy, Inc.	701	47,381
		271,753
Electrical Equipment — 0.4%
Eaton Corp. plc	113	37,623
Electronic Equipment, Instruments & Components — 1.1%
TD SYNNEX Corp.	811	95,168
Entertainment — 0.6%
Walt Disney Co. (The)	476	53,040
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B *	526	238,301
Block, Inc. *	396	33,665
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Corpay, Inc. *	162	54,862
MGIC Investment Corp.	2,769	65,663
		392,491
Food Products — 0.7%
Post Holdings, Inc. *	544	62,305
Ground Transportation — 0.8%
Union Pacific Corp.	307	69,905
Health Care Equipment & Supplies — 0.7%
Align Technology, Inc. *	121	25,301
Medtronic plc	453	36,167
		61,468
Health Care Providers & Services — 6.4%
Cencora, Inc.	465	104,423
Cigna Group (The)	220	60,680
CVS Health Corp.	886	39,753
HCA Healthcare, Inc.	328	98,531
Henry Schein, Inc. *	1,318	91,207
Humana, Inc.	41	10,522
Labcorp Holdings, Inc.	354	81,212
McKesson Corp.	45	25,437
UnitedHealth Group, Inc.	110	55,771
		567,536
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.	2,180	33,457
Host Hotels & Resorts, Inc.	2,077	36,397
		69,854
Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.	10	50,191
Expedia Group, Inc. *	322	59,954
McDonald's Corp.	332	96,262
Texas Roadhouse, Inc.	120	21,707
		228,114
Household Durables — 0.6%
Mohawk Industries, Inc. *	481	57,316
Household Products — 1.1%
Procter & Gamble Co. (The)	586	98,189
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	189	42,684
Industrial REITs — 0.3%
EastGroup Properties, Inc.	155	24,939
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — 5.2%
Arch Capital Group Ltd.	342	31,552
Chubb Ltd.	233	64,332
Loews Corp.	1,563	132,405
Oscar Health, Inc., Class A *	1,543	20,737
Progressive Corp. (The)	143	34,323
Travelers Cos., Inc. (The)	570	137,331
WR Berkley Corp.	789	46,161
		466,841
Interactive Media & Services — 0.7%
IAC, Inc. *	867	37,402
Meta Platforms, Inc., Class A	44	25,882
		63,284
IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A	723	55,621
International Business Machines Corp.	90	19,690
		75,311
Machinery — 1.5%
Dover Corp.	464	87,048
Middleby Corp. (The) *	97	13,136
Timken Co. (The)	460	32,807
		132,991
Media — 0.6%
Nexstar Media Group, Inc.	176	27,723
Sirius XM Holdings, Inc. (a)	1,315	29,987
		57,710
Multi-Utilities — 0.6%
NiSource, Inc.	580	21,311
Public Service Enterprise Group, Inc.	352	29,719
		51,030
Oil, Gas & Consumable Fuels — 7.2%
Chevron Corp.	1,038	150,387
ConocoPhillips	1,440	142,840
Coterra Energy, Inc.	1,380	35,242
EOG Resources, Inc.	803	98,380
EQT Corp.	691	31,846
Kinder Morgan, Inc.	2,607	71,426
Phillips 66	163	18,531
Williams Cos., Inc. (The)	1,686	91,270
		639,922
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	15

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Passenger Airlines — 0.4%
Southwest Airlines Co.	1,160	39,014
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	2,945	166,542
Johnson & Johnson	677	97,927
Merck & Co., Inc.	665	66,173
		330,642
Professional Services — 0.4%
Paylocity Holding Corp. *	167	33,321
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	312	40,936
Residential REITs — 1.6%
American Homes 4 Rent, Class A	1,625	60,807
Mid-America Apartment Communities, Inc.	555	85,810
		146,617
Retail REITs — 1.9%
Federal Realty Investment Trust	525	58,717
Kimco Realty Corp.	1,443	33,819
Regency Centers Corp.	1,089	80,478
		173,014
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.	195	41,333
ASML Holding NV (Registered), NYRS (Netherlands)	55	38,014
Microchip Technology, Inc.	952	54,599
Texas Instruments, Inc.	491	92,089
		226,035
Specialized REITs — 2.6%
Lamar Advertising Co., Class A	538	65,529
Outfront Media, Inc.	1	10
Public Storage	207	62,087
Rayonier, Inc.	981	25,614
SBA Communications Corp.	157	32,053
Weyerhaeuser Co.	1,545	43,477
		228,770
Specialty Retail — 3.9%
AutoZone, Inc. *	20	65,318
Bath & Body Works, Inc.	1,499	58,123
Best Buy Co., Inc.	459	39,344
Dick's Sporting Goods, Inc.	177	40,591
Lowe's Cos., Inc.	331	81,788
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Murphy USA, Inc.	71	35,381
Ulta Beauty, Inc. *	58	25,120
		345,665
Technology Hardware, Storage & Peripherals — 1.4%
Hewlett Packard Enterprise Co.	3,391	72,396
Western Digital Corp. *	863	51,458
		123,854
Textiles, Apparel & Luxury Goods — 0.3%
Columbia Sportswear Co.	357	29,972
Tobacco — 1.0%
Philip Morris International, Inc.	708	85,255
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.	149	32,939
Total Common Stocks (Cost $5,366,665)		8,670,123
Short-Term Investments — 2.4%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (b) (c) (Cost $198,067)	197,988	198,067
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c) (Cost $19,729)	19,729	19,729
Total Short-Term Investments (Cost $217,796)		217,796
Total Investments — 99.5% (Cost $5,584,461)		8,887,919
Other Assets in Excess of Liabilities — 0.5%		43,623
NET ASSETS — 100.0%		8,931,542

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $19,162.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	17

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$21,114,093	$5,082,035	$11,453,272
Investments in affiliates, at value	227,156	140,861	190,772
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	48,145	—	9,270
Cash	782	596	591
Receivables:
Fund shares sold	13,913	4,644	7,529
Interest from non-affiliates	—	77	—
Dividends from non-affiliates	1,059	3,865	1,021
Dividends from affiliates	28	18	24
Securities lending income (See Note 2.C.)	3	—	1
Other assets	1,141	—	—
Total Assets	21,406,320	5,232,096	11,662,480
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	48,145	—	9,270
Fund shares redeemed	60,490	1,938	29,888
Accrued liabilities:
Investment advisory fees	8,494	2,415	5,942
Administration fees	581	147	573
Distribution fees	1,476	200	386
Service fees	2,414	396	698
Custodian and accounting fees	105	29	64
Trustees’ and Chief Compliance Officer’s fees	2	1	1
Other	196	79	441
Total Liabilities	121,903	5,205	47,263
Net Assets	$21,284,417	$5,226,891	$11,615,217
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$9,126,823	$3,880,897	$8,424,282
Total distributable earnings (loss)	12,157,594	1,345,994	3,190,935
Total Net Assets	$21,284,417	$5,226,891	$11,615,217
Net Assets:
Class A	$4,397,031	$856,501	$1,403,924
Class C	769,882	17,155	50,845
Class I	6,260,493	1,028,233	2,343,451
Class R2	12,817	3,304	55,405
Class R3	39,400	—	64,818
Class R4	46,525	—	39,993
Class R5	165,101	12,505	552,010
Class R6	9,593,168	3,309,193	7,104,771
Total	$21,284,417	$5,226,891	$11,615,217
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	116,411	13,830	35,770
Class C	26,469	300	2,056
Class I	155,345	16,199	47,013
Class R2	348	54	1,266
Class R3	1,046	—	1,344
Class R4	1,154	—	807
Class R5	3,940	196	10,791
Class R6	225,473	52,032	137,357
Net Asset Value (a):
Class A — Redemption price per share	$37.77	$61.93	$39.25
Class C — Offering price per share (b)	29.09	57.29	24.72
Class I — Offering and redemption price per share	40.30	63.48	49.85
Class R2 — Offering and redemption price per share	36.82	60.56	43.77
Class R3 — Offering and redemption price per share	37.69	—	48.23
Class R4 — Offering and redemption price per share	40.31	—	49.54
Class R5 — Offering and redemption price per share	41.91	63.68	51.15
Class R6 — Offering and redemption price per share	42.55	63.60	51.73
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$39.86	$65.36	$41.42
Cost of investments in non-affiliates	$9,304,685	$3,721,840	$8,386,150
Cost of investments in affiliates	227,128	140,828	190,756
Investment securities on loan, at value (See Note 2.C.)	46,604	—	9,156
Cost of investment of cash collateral (See Note 2.C.)	48,146	—	9,270

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	19

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$12,817,238	$8,670,123
Investments in affiliates, at value	288,150	198,067
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	19,729
Cash	1,459	597
Receivables:
Fund shares sold	6,520	63,404
Interest from non-affiliates	787	358
Dividends from non-affiliates	14,651	10,239
Dividends from affiliates	36	25
Securities lending income (See Note 2.C.)	1	3
Total Assets	13,128,842	8,962,545
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	—	19,729
Fund shares redeemed	23,126	5,980
Accrued liabilities:
Investment advisory fees	6,343	3,456
Administration fees	407	315
Distribution fees	330	409
Service fees	1,120	785
Custodian and accounting fees	72	47
Trustees’ and Chief Compliance Officer’s fees	— (a)	1
Other	511	281
Total Liabilities	31,909	31,003
Net Assets	$13,096,933	$8,931,542

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$7,534,032	$5,414,226
Total distributable earnings (loss)	5,562,901	3,517,316
Total Net Assets	$13,096,933	$8,931,542
Net Assets:
Class A	$1,186,164	$1,355,825
Class C	32,776	166,356
Class I	1,712,286	1,674,758
Class L	5,208,054	1,329,166
Class R2	68,118	647
Class R3	76,378	2,616
Class R4	29,605	569
Class R5	52,830	18,715
Class R6	4,730,722	4,382,890
Total	$13,096,933	$8,931,542
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	33,679	36,437
Class C	994	4,463
Class I	47,608	44,593
Class L	141,718	35,361
Class R2	2,100	18
Class R3	2,204	72
Class R4	831	15
Class R5	1,442	499
Class R6	128,846	116,846
Net Asset Value (a):
Class A — Redemption price per share	$35.22	$37.21
Class C — Offering price per share (b)	32.99	37.27
Class I — Offering and redemption price per share	35.97	37.56
Class L — Offering and redemption price per share	36.75	37.59
Class R2 — Offering and redemption price per share	32.44	36.48
Class R3 — Offering and redemption price per share	34.65	36.52
Class R4 — Offering and redemption price per share	35.64	37.89
Class R5 — Offering and redemption price per share	36.66	37.48
Class R6 — Offering and redemption price per share	36.72	37.51
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$37.17	$39.27
Cost of investments in non-affiliates	$7,534,020	$5,366,665
Cost of investments in affiliates	288,108	198,067
Investment securities on loan, at value (See Note 2.C.)	—	19,162
Cost of investment of cash collateral (See Note 2.C.)	—	19,729

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	21

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited)
(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$47,261	$30,275	$21,975
Dividend income from affiliates	5,809	3,492	4,843
Income from securities lending (net) (See Note 2.C.)	6	20	117
Total investment income	53,076	33,787	26,935
EXPENSES:
Investment advisory fees	55,299	15,442	35,809
Administration fees	6,374	1,832	4,094
Distribution fees:
Class A	5,292	1,044	1,754
Class C	2,888	62	194
Class R2	30	7	137
Class R3	42	—	80
Service fees:
Class A	5,292	1,044	1,754
Class C	963	21	65
Class I	7,560	1,198	3,014
Class R2	15	4	68
Class R3	42	—	80
Class R4	56	—	49
Class R5	79	6	272
Custodian and accounting fees	301	87	181
Interest expense to affiliates	—	—	1
Professional fees	65	36	51
Trustees’ and Chief Compliance Officer’s fees	42	20	28
Printing and mailing costs	434	282	473
Registration and filing fees	170	204	107
Transfer agency fees (See Note 2.G.)	238	47	336
Other	2,850	25	46
Total expenses	88,032	21,361	48,593
Less fees waived	(11,140)	(2,776)	(3,775)
Less expense reimbursements	(9)	(17)	—
Net expenses	76,883	18,568	44,818
Net investment income (loss)	(23,807)	15,219	(17,883)
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$968,710	$127,988	$279,379
Investments in affiliates	67	— (a)	35
Net realized gain (loss)	968,777	127,988	279,414
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	588,671	248,270	568,780
Investments in affiliates	12	24	20
Change in net unrealized appreciation/depreciation	588,683	248,294	568,800
Net realized/unrealized gains (losses)	1,557,460	376,282	848,214
Change in net assets resulting from operations	$1,533,653	$391,501	$830,331

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	23

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$115,032	$96,282
Dividend income from affiliates	8,029	4,309
Income from securities lending (net) (See Note 2.C.)	3	8
Total investment income	123,064	100,599
EXPENSES:
Investment advisory fees	43,415	24,663
Administration fees	4,681	3,469
Distribution fees:
Class A	1,547	1,765
Class C	133	660
Class R2	175	1
Class R3	99	3
Service fees:
Class A	1,547	1,765
Class C	44	220
Class I	2,253	2,151
Class L	2,819	693
Class R2	88	1
Class R3	99	3
Class R4	38	1
Class R5	27	9
Custodian and accounting fees	210	139
Professional fees	54	46
Trustees’ and Chief Compliance Officer’s fees	31	25
Printing and mailing costs	469	223
Registration and filing fees	108	92
Transfer agency fees (See Note 2.G.)	146	107
Other	89	44
Total expenses	58,072	36,080
Less fees waived	(6,064)	(4,360)
Less expense reimbursements	(29)	(26)
Net expenses	51,979	31,694
Net investment income (loss)	71,085	68,905
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1,183,996	$631,168
Investments in affiliates	116	(16)
Net realized gain (loss)	1,184,112	631,152
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	41,206	144,983
Investments in affiliates	42	2
Change in net unrealized appreciation/depreciation	41,248	144,985
Net realized/unrealized gains (losses)	1,225,360	776,137
Change in net assets resulting from operations	$1,296,445	$845,042
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	25

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(23,807)	$(22,687)	$15,219	$27,332
Net realized gain (loss)	968,777	1,051,838	127,988	155,855
Change in net unrealized appreciation/depreciation	588,683	4,197,499	248,294	253,242
Change in net assets resulting from operations	1,533,653	5,226,650	391,501	436,429
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(262,842)	(21,306)	(36,334)	(2,183)
Class C	(59,325)	(5,886)	(736)	—
Class I	(353,826)	(29,953)	(44,499)	(5,092)
Class R2	(766)	(59)	(139)	(3)
Class R3	(2,349)	(169)	—	—
Class R4	(2,615)	(181)	—	—
Class R5	(8,928)	(613)	(583)	(70)
Class R6	(516,178)	(45,955)	(149,946)	(15,747)
Total distributions to shareholders	(1,206,829)	(104,122)	(232,237)	(23,095)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	660,072	(725,627)	536,146	560,386
NET ASSETS:
Change in net assets	986,896	4,396,901	695,410	973,720
Beginning of period	20,297,521	15,900,620	4,531,481	3,557,761
End of period	$21,284,417	$20,297,521	$5,226,891	$4,531,481
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(17,883)	$(26,834)	$71,085	$150,229
Net realized gain (loss)	279,414	939,712	1,184,112	829,566
Change in net unrealized appreciation/depreciation	568,800	419,915	41,248	387,321
Change in net assets resulting from operations	830,331	1,332,793	1,296,445	1,367,116
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(121,831)	—	(133,539)	(67,222)
Class C	(6,824)	—	(3,808)	(2,347)
Class I	(165,054)	—	(195,931)	(104,058)
Class L	—	—	(586,192)	(342,226)
Class R2	(4,297)	—	(8,074)	(3,702)
Class R3	(4,554)	—	(8,606)	(4,230)
Class R4	(2,800)	—	(3,301)	(1,805)
Class R5	(37,156)	—	(5,827)	(2,918)
Class R6	(470,907)	—	(526,782)	(248,302)
Total distributions to shareholders	(813,423)	—	(1,472,060)	(776,810)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	774,483	30,141	379,609	(1,166,909)
NET ASSETS:
Change in net assets	791,391	1,362,934	203,994	(576,603)
Beginning of period	10,823,826	9,460,892	12,892,939	13,469,542
End of period	$11,615,217	$10,823,826	$13,096,933	$12,892,939
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$68,905	$151,012
Net realized gain (loss)	631,152	537,053
Change in net unrealized appreciation/depreciation	144,985	530,119
Change in net assets resulting from operations	845,042	1,218,184
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(131,482)	(86,156)
Class C	(15,290)	(11,569)
Class I	(166,190)	(117,447)
Class L	(132,239)	(91,081)
Class R2	(62)	(26)
Class R3	(253)	(182)
Class R4	(60)	(16)
Class R5	(1,839)	(1,376)
Class R6	(426,158)	(311,065)
Total distributions to shareholders	(873,573)	(618,918)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	214,260	(940,864)
NET ASSETS:
Change in net assets	185,729	(341,598)
Beginning of period	8,745,813	9,087,411
End of period	$8,931,542	$8,745,813
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$319,684	$633,887	$79,817	$145,095
Distributions reinvested	255,115	20,640	36,288	2,179
Cost of shares redeemed	(326,341)	(509,646)	(58,119)	(98,241)
Change in net assets resulting from Class A capital transactions	248,458	144,881	57,986	49,033
Class C
Proceeds from shares issued	54,947	108,355	2,394	4,437
Distributions reinvested	58,107	5,757	735	—
Cost of shares redeemed	(117,130)	(342,007)	(1,618)	(5,806)
Change in net assets resulting from Class C capital transactions	(4,076)	(227,895)	1,511	(1,369)
Class I
Proceeds from shares issued	618,866	1,152,527	281,726	612,962
Distributions reinvested	329,001	27,951	44,445	5,085
Cost of shares redeemed	(644,156)	(1,289,585)	(400,937)	(636,189)
Change in net assets resulting from Class I capital transactions	303,711	(109,107)	(74,766)	(18,142)
Class R2
Proceeds from shares issued	940	3,132	825	935
Distributions reinvested	765	59	139	3
Cost of shares redeemed	(445)	(1,345)	(133)	(277)
Change in net assets resulting from Class R2 capital transactions	1,260	1,846	831	661
Class R3
Proceeds from shares issued	11,656	7,744	—	—
Distributions reinvested	1,433	121	—	—
Cost of shares redeemed	(3,921)	(13,118)	—	—
Change in net assets resulting from Class R3 capital transactions	9,168	(5,253)	—	—
Class R4
Proceeds from shares issued	2,096	15,139	—	—
Distributions reinvested	2,615	181	—	—
Cost of shares redeemed	(2,683)	(4,960)	—	—
Change in net assets resulting from Class R4 capital transactions	2,028	10,360	—	—
Class R5
Proceeds from shares issued	52,050	20,798	645	637
Distributions reinvested	6,672	595	583	70
Cost of shares redeemed	(19,073)	(34,757)	(731)	(426)
Change in net assets resulting from Class R5 capital transactions	39,649	(13,364)	497	281
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$924,631	$2,079,410	$677,125	$909,012
Distributions reinvested	513,688	45,629	149,682	15,599
Cost of shares redeemed	(1,378,445)	(2,652,134)	(276,720)	(394,689)
Change in net assets resulting from Class R6 capital transactions	59,874	(527,095)	550,087	529,922
Total change in net assets resulting from capital transactions	$660,072	$(725,627)	$536,146	$560,386
SHARE TRANSACTIONS:
Class A
Issued	8,353	20,614	1,261	2,582
Reinvested	6,530	685	561	39
Redeemed	(8,554)	(16,322)	(919)	(1,755)
Change in Class A Shares	6,329	4,977	903	866
Class C
Issued	1,844	4,379	41	84
Reinvested	1,930	242	13	—
Redeemed	(3,934)	(14,323)	(28)	(112)
Change in Class C Shares	(160)	(9,702)	26	(28)
Class I
Issued	15,378	35,044	4,175	10,212
Reinvested	7,893	874	671	89
Redeemed	(15,983)	(38,786)	(6,440)	(10,739)
Change in Class I Shares	7,288	(2,868)	(1,594)	(438)
Class R2
Issued	26	104	13	16
Reinvested	20	2	2	— (a)
Redeemed	(12)	(44)	(2)	(5)
Change in Class R2 Shares	34	62	13	11
Class R3
Issued	299	250	—	—
Reinvested	37	4	—	—
Redeemed	(105)	(415)	—	—
Change in Class R3 Shares	231	(161)	—	—
Class R4
Issued	52	424	—	—
Reinvested	63	6	—	—
Redeemed	(66)	(148)	—	—
Change in Class R4 Shares	49	282	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,237	610	9	11
Reinvested	154	18	9	1
Redeemed	(454)	(1,024)	(11)	(7)
Change in Class R5 Shares	937	(396)	7	5
Class R6
Issued	21,940	59,979	10,339	15,679
Reinvested	11,675	1,359	2,257	274
Redeemed	(32,693)	(76,057)	(4,225)	(6,883)
Change in Class R6 Shares	922	(14,719)	8,371	9,070
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$64,439	$150,841	$62,214	$100,341
Distributions reinvested	117,779	—	125,354	62,837
Cost of shares redeemed	(124,038)	(190,475)	(137,140)	(240,655)
Change in net assets resulting from Class A capital transactions	58,180	(39,634)	50,428	(77,477)
Class C
Proceeds from shares issued	4,164	8,705	1,421	3,271
Distributions reinvested	6,688	—	3,701	2,261
Cost of shares redeemed	(8,206)	(23,930)	(7,077)	(16,677)
Change in net assets resulting from Class C capital transactions	2,646	(15,225)	(1,955)	(11,145)
Class I
Proceeds from shares issued	269,217	755,453	104,874	221,174
Distributions reinvested	158,988	—	185,190	97,819
Cost of shares redeemed	(476,422)	(1,046,363)	(285,363)	(550,055)
Change in net assets resulting from Class I capital transactions	(48,217)	(290,910)	4,701	(231,062)
Class L
Proceeds from shares issued	—	—	235,542	549,757
Distributions reinvested	—	—	553,376	322,843
Cost of shares redeemed	—	—	(983,229)	(1,756,234)
Change in net assets resulting from Class L capital transactions	—	—	(194,311)	(883,634)
Class R2
Proceeds from shares issued	5,372	15,717	5,153	15,889
Distributions reinvested	4,297	—	8,055	3,695
Cost of shares redeemed	(7,617)	(15,019)	(9,299)	(16,774)
Change in net assets resulting from Class R2 capital transactions	2,052	698	3,909	2,810
Class R3
Proceeds from shares issued	6,537	24,689	5,857	8,031
Distributions reinvested	4,462	—	8,203	3,962
Cost of shares redeemed	(8,487)	(20,720)	(10,407)	(12,470)
Change in net assets resulting from Class R3 capital transactions	2,512	3,969	3,653	(477)
Class R4
Proceeds from shares issued	5,838	19,300	1,222	13,644
Distributions reinvested	2,800	—	3,301	1,805
Cost of shares redeemed	(6,764)	(8,842)	(4,999)	(5,076)
Change in net assets resulting from Class R4 capital transactions	1,874	10,458	(476)	10,373
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$51,746	$83,327	$2,464	$6,957
Distributions reinvested	34,572	—	5,811	2,912
Cost of shares redeemed	(65,715)	(126,906)	(4,222)	(10,002)
Change in net assets resulting from Class R5 capital transactions	20,603	(43,579)	4,053	(133)
Class R6
Proceeds from shares issued	947,709	1,397,968	520,370	858,996
Distributions reinvested	462,467	—	473,479	223,013
Cost of shares redeemed	(675,343)	(993,604)	(484,242)	(1,058,173)
Change in net assets resulting from Class R6 capital transactions	734,833	404,364	509,607	23,836
Total change in net assets resulting from capital transactions	$774,483	$30,141	$379,609	$(1,166,909)
SHARE TRANSACTIONS:
Class A
Issued	1,583	4,085	1,643	2,881
Reinvested	2,835	—	3,417	1,835
Redeemed	(3,020)	(5,180)	(3,557)	(6,924)
Change in Class A Shares	1,398	(1,095)	1,503	(2,208)
Class C
Issued	153	354	39	101
Reinvested	256	—	108	70
Redeemed	(308)	(988)	(197)	(506)
Change in Class C Shares	101	(634)	(50)	(335)
Class I
Issued	5,289	16,466	2,637	6,323
Reinvested	3,014	—	4,940	2,800
Redeemed	(9,335)	(22,236)	(7,366)	(15,647)
Change in Class I Shares	(1,032)	(5,770)	211	(6,524)
Class L
Issued	—	—	5,929	15,211
Reinvested	—	—	14,438	9,061
Redeemed	—	—	(24,475)	(48,728)
Change in Class L Shares	—	—	(4,108)	(24,456)
Class R2
Issued	117	385	143	491
Reinvested	93	—	238	116
Redeemed	(169)	(366)	(258)	(513)
Change in Class R2 Shares	41	19	123	94
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	132	556	156	232
Reinvested	87	—	227	117
Redeemed	(170)	(470)	(272)	(363)
Change in Class R3 Shares	49	86	111	(14)
Class R4
Issued	116	435	32	403
Reinvested	53	—	89	52
Redeemed	(134)	(197)	(128)	(145)
Change in Class R4 Shares	35	238	(7)	310
Class R5
Issued	985	1,753	62	194
Reinvested	639	—	152	82
Redeemed	(1,251)	(2,646)	(104)	(276)
Change in Class R5 Shares	373	(893)	110	— (a)
Class R6
Issued	17,710	29,404	13,153	23,830
Reinvested	8,450	—	12,363	6,260
Redeemed	(12,743)	(20,860)	(12,027)	(29,395)
Change in Class R6 Shares	13,417	8,544	13,489	695

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$73,058	$237,925
Distributions reinvested	126,924	82,951
Cost of shares redeemed	(165,974)	(328,104)
Change in net assets resulting from Class A capital transactions	34,008	(7,228)
Class C
Proceeds from shares issued	12,620	20,012
Distributions reinvested	14,960	11,344
Cost of shares redeemed	(32,556)	(95,088)
Change in net assets resulting from Class C capital transactions	(4,976)	(63,732)
Class I
Proceeds from shares issued	210,393	325,331
Distributions reinvested	155,404	109,685
Cost of shares redeemed	(296,799)	(779,963)
Change in net assets resulting from Class I capital transactions	68,998	(344,947)
Class L
Proceeds from shares issued	67,883	148,441
Distributions reinvested	123,810	85,565
Cost of shares redeemed	(168,606)	(417,373)
Change in net assets resulting from Class L capital transactions	23,087	(183,367)
Class R2
Proceeds from shares issued	216	73
Distributions reinvested	62	26
Cost of shares redeemed	(68)	(5)
Change in net assets resulting from Class R2 capital transactions	210	94
Class R3
Proceeds from shares issued	540	959
Distributions reinvested	169	152
Cost of shares redeemed	(178)	(1,325)
Change in net assets resulting from Class R3 capital transactions	531	(214)
Class R4
Proceeds from shares issued	283	110
Distributions reinvested	60	16
Cost of shares redeemed	(57)	(7)
Change in net assets resulting from Class R4 capital transactions	286	119
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$344	$1,762
Distributions reinvested	1,839	1,356
Cost of shares redeemed	(963)	(4,919)
Change in net assets resulting from Class R5 capital transactions	1,220	(1,801)
Class R6
Proceeds from shares issued	364,316	685,624
Distributions reinvested	425,467	310,545
Cost of shares redeemed	(698,887)	(1,335,957)
Change in net assets resulting from Class R6 capital transactions	90,896	(339,788)
Total change in net assets resulting from capital transactions	$214,260	$(940,864)
SHARE TRANSACTIONS:
Class A
Issued	1,824	6,664
Reinvested	3,283	2,370
Redeemed	(4,140)	(9,145)
Change in Class A Shares	967	(111)
Class C
Issued	313	561
Reinvested	387	325
Redeemed	(814)	(2,689)
Change in Class C Shares	(114)	(1,803)
Class I
Issued	5,145	8,958
Reinvested	3,980	3,105
Redeemed	(7,370)	(21,618)
Change in Class I Shares	1,755	(9,555)
Class L
Issued	1,698	4,113
Reinvested	3,167	2,419
Redeemed	(4,164)	(11,671)
Change in Class L Shares	701	(5,139)
Class R2
Issued	5	2
Reinvested	2	1
Redeemed	(2)	— (a)
Change in Class R2 Shares	5	3

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	14	27
Reinvested	4	4
Redeemed	(4)	(37)
Change in Class R3 Shares	14	(6)
Class R4
Issued	7	2
Reinvested	1	1
Redeemed	(1)	— (a)
Change in Class R4 Shares	7	3
Class R5
Issued	8	50
Reinvested	47	38
Redeemed	(23)	(134)
Change in Class R5 Shares	32	(46)
Class R6
Issued	9,071	19,011
Reinvested	10,907	8,790
Redeemed	(16,760)	(37,154)
Change in Class R6 Shares	3,218	(9,353)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$37.28	$(0.10)	$2.98	$2.88	$—	$(2.39)	$(2.39)
Year Ended June 30, 2024	28.14	(0.13)	9.47	9.34	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.52	(0.08)	5.79	5.71	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.66	(0.16)	(6.04)	(6.20)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.16)	11.67	11.51	—	(3.12)	(3.12)
Year Ended June 30, 2020	21.78	(0.08)	5.74	5.66	—	(2.17)	(2.17)
Class C
Six Months Ended December 31, 2024 (Unaudited)	29.27	(0.15)	2.36	2.21	—	(2.39)	(2.39)
Year Ended June 30, 2024	22.25	(0.22)	7.44	7.22	—	(0.20)	(0.20)
Year Ended June 30, 2023	17.91	(0.16)	4.59	4.43	—	(0.09)	(0.09)
Year Ended June 30, 2022	27.83	(0.26)	(4.72)	(4.98)	—	(4.94)	(4.94)
Year Ended June 30, 2021	21.42	(0.26)	9.79	9.53	—	(3.12)	(3.12)
Year Ended June 30, 2020	18.86	(0.16)	4.89	4.73	—	(2.17)	(2.17)
Class I
Six Months Ended December 31, 2024 (Unaudited)	39.58	(0.05)	3.16	3.11	—	(2.39)	(2.39)
Year Ended June 30, 2024	29.79	(0.05)	10.04	9.99	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.78	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.20	(0.09)	(6.39)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.18	12.09	(0.06)	(3.12)	(3.18)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	36.44	(0.14)	2.91	2.77	—	(2.39)	(2.39)
Year Ended June 30, 2024	27.58	(0.21)	9.27	9.06	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.14	(0.14)	5.67	5.53	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.24	(0.21)	(5.95)	(6.16)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.05	(0.24)	11.56	11.32	(0.01)	(3.12)	(3.13)
Year Ended June 30, 2020	21.67	(0.13)	5.68	5.55	—	(2.17)	(2.17)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	37.20	(0.10)	2.98	2.88	—	(2.39)	(2.39)
Year Ended June 30, 2024	28.08	(0.13)	9.45	9.32	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.48	(0.09)	5.78	5.69	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.61	(0.14)	(6.05)	(6.19)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.17)	11.68	11.51	(0.05)	(3.12)	(3.17)
Year Ended June 30, 2020	21.79	(0.08)	5.73	5.65	—	(2.17)	(2.17)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	39.59	(0.05)	3.16	3.11	—	(2.39)	(2.39)
Year Ended June 30, 2024	29.80	(0.06)	10.05	9.99	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.79	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.21	(0.10)	(6.38)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.17	12.08	(0.04)	(3.12)	(3.16)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$37.77	7.50%	$4,397,031	1.02%(f)	(0.51)%(f)	1.12%(f)	13%
37.28	33.34	4,103,661	1.04	(0.41)	1.13	28
28.14	25.46	2,957,562	1.04	(0.34)	1.14	38
22.52	(22.53)	2,362,435	1.08	(0.54)	1.14	33
33.66	47.55	3,013,691	1.13	(0.54)	1.14	43
25.27	27.87	2,032,870	1.14	(0.36)	1.16	47

29.09	7.26	769,882	1.52 (f)	(1.01)(f)	1.62 (f)	13
29.27	32.64	779,526	1.54	(0.91)	1.64	28
22.25	24.86	808,227	1.54	(0.84)	1.64	38
17.91	(22.90)	798,037	1.58	(1.05)	1.64	33
27.83	46.80	1,218,051	1.63	(1.04)	1.63	43
21.42	27.20	942,512	1.64	(0.86)	1.66	47

40.30	7.65	6,260,493	0.77 (f)	(0.26)(f)	0.87 (f)	13
39.58	33.68	5,860,279	0.79	(0.16)	0.88	28
29.79	25.75	4,496,251	0.79	(0.09)	0.89	38
23.78	(22.33)	3,376,110	0.83	(0.29)	0.89	33
35.20	47.95	4,622,602	0.88	(0.29)	0.88	43
26.29	28.15	2,827,894	0.89	(0.11)	0.90	47

36.82	7.37	12,817	1.28 (f)	(0.77)(f)	1.39 (f)	13
36.44	33.00	11,464	1.30	(0.67)	1.42	28
27.58	25.08	6,945	1.30	(0.60)	1.44	38
22.14	(22.71)	4,972	1.32	(0.75)	1.56	33
33.24	47.18	510	1.39	(0.79)	1.66	43
25.05	27.48	239	1.39	(0.59)	1.88	47

37.69	7.52	39,400	1.03 (f)	(0.52)(f)	1.12 (f)	13
37.20	33.34	30,327	1.05	(0.42)	1.14	28
28.08	25.41	27,413	1.05	(0.36)	1.15	38
22.48	(22.54)	13,221	1.08	(0.50)	1.16	33
33.61	47.60	5,089	1.14	(0.54)	1.17	43
25.27	27.80	1,076	1.14	(0.36)	1.24	47

40.31	7.64	46,525	0.78 (f)	(0.27)(f)	0.87 (f)	13
39.59	33.67	43,769	0.80	(0.17)	0.88	28
29.80	25.74	24,519	0.80	(0.09)	0.89	38
23.79	(22.32)	15,452	0.83	(0.30)	0.89	33
35.21	47.91	22,559	0.88	(0.29)	0.88	43
26.29	28.15	17,739	0.89	(0.11)	0.90	47
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	39

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$41.05	$(0.02)	$3.27	$3.25	$—	$(2.39)	$(2.39)
Year Ended June 30, 2024	30.85	(0.01)	10.41	10.40	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.59	0.01	6.34	6.35	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.18	(0.05)	(6.60)	(6.65)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.93	(0.05)	12.50	12.45	(0.08)	(3.12)	(3.20)
Year Ended June 30, 2020	23.00	0.01	6.09	6.10	—	(2.17)	(2.17)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	41.62	— (g)	3.32	3.32	—	(2.39)	(2.39)
Year Ended June 30, 2024	31.24	0.03	10.55	10.58	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.88	0.04	6.41	6.45	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.52	(0.01)	(6.69)	(6.70)	—	(4.94)	(4.94)
Year Ended June 30, 2021	27.16	(0.01)	12.59	12.58	(0.10)	(3.12)	(3.22)
Year Ended June 30, 2020	23.15	0.03	6.15	6.18	—	(2.17)	(2.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$41.91	7.71%	$165,101	0.63%(f)	(0.12)%(f)	0.72%(f)	13%
41.05	33.85	123,217	0.65	(0.02)	0.73	28
30.85	25.92	104,828	0.65	0.05	0.74	38
24.59	(22.18)	103,367	0.68	(0.15)	0.74	33
36.18	48.16	141,386	0.73	(0.14)	0.73	43
26.93	28.32	133,780	0.74	0.04	0.76	47

42.55	7.78	9,593,168	0.53 (f)	(0.02)(f)	0.62 (f)	13
41.62	34.01	9,345,278	0.55	0.08	0.63	28
31.24	26.02	7,474,875	0.55	0.15	0.64	38
24.88	(22.11)	5,407,723	0.58	(0.03)	0.64	33
36.52	48.28	5,754,949	0.63	(0.03)	0.63	43
27.16	28.49	4,854,095	0.64	0.14	0.65	47

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	41

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$59.22	$0.09	$5.36	$5.45	$(0.15)	$(2.59)	$(2.74)
Year Ended June 30, 2024	53.29	0.19	5.92	6.11	(0.18)	—	(0.18)
Year Ended June 30, 2023	48.06	0.16	6.37	6.53	(0.12)	(1.18)	(1.30)
Year Ended June 30, 2022	62.14	0.05	(9.53)	(9.48)	—	(4.60)	(4.60)
Year Ended June 30, 2021	47.20	(0.03)	21.27	21.24	(0.08)	(6.22)	(6.30)
Year Ended June 30, 2020	50.52	0.13	0.78	0.91	(0.30)	(3.93)	(4.23)
Class C
Six Months Ended December 31, 2024 (Unaudited)	54.96	(0.07)	4.99	4.92	—	(2.59)	(2.59)
Year Ended June 30, 2024	49.56	(0.08)	5.48	5.40	—	—	—
Year Ended June 30, 2023	44.88	(0.09)	5.95	5.86	—	(1.18)	(1.18)
Year Ended June 30, 2022	58.61	(0.25)	(8.88)	(9.13)	—	(4.60)	(4.60)
Year Ended June 30, 2021	44.95	(0.29)	20.17	19.88	—	(6.22)	(6.22)
Year Ended June 30, 2020	48.32	(0.10)	0.71	0.61	(0.05)	(3.93)	(3.98)
Class I
Six Months Ended December 31, 2024 (Unaudited)	60.68	0.15	5.52	5.67	(0.28)	(2.59)	(2.87)
Year Ended June 30, 2024	54.58	0.34	6.05	6.39	(0.29)	—	(0.29)
Year Ended June 30, 2023	49.19	0.30	6.51	6.81	(0.24)	(1.18)	(1.42)
Year Ended June 30, 2022	63.43	0.20	(9.75)	(9.55)	(0.09)	(4.60)	(4.69)
Year Ended June 30, 2021	48.07	0.13	21.66	21.79	(0.21)	(6.22)	(6.43)
Year Ended June 30, 2020	51.35	0.25	0.80	1.05	(0.40)	(3.93)	(4.33)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	57.97	0.01	5.25	5.26	(0.08)	(2.59)	(2.67)
Year Ended June 30, 2024	52.24	0.06	5.77	5.83	(0.10)	—	(0.10)
Year Ended June 30, 2023	47.19	0.06	6.22	6.28	(0.05)	(1.18)	(1.23)
Year Ended June 30, 2022	61.24	(0.09)	(9.36)	(9.45)	—	(4.60)	(4.60)
Year Ended June 30, 2021	46.64	(0.18)	21.00	20.82	—	(6.22)	(6.22)
Year Ended June 30, 2020	49.96	0.01	0.76	0.77	(0.16)	(3.93)	(4.09)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	60.91	0.22	5.51	5.73	(0.37)	(2.59)	(2.96)
Year Ended June 30, 2024	54.78	0.43	6.07	6.50	(0.37)	—	(0.37)
Year Ended June 30, 2023	49.42	0.44	6.47	6.91	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.52	0.24	(9.74)	(9.50)	—	(4.60)	(4.60)
Year Ended June 30, 2021	48.11	0.16	21.74	21.90	(0.27)	(6.22)	(6.49)
Year Ended June 30, 2020	51.37	0.30	0.83	1.13	(0.46)	(3.93)	(4.39)

42

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$61.93	9.01%	$856,501	1.12%	0.27%	1.23%	29%
59.22	11.48	765,572	1.14	0.35	1.25	38
53.29	13.70	642,773	1.14	0.32	1.26	40
48.06	(16.58)	526,401	1.15	0.08	1.26	33
62.14	47.31	595,304	1.14	(0.05)	1.26	54
47.20	2.20	405,857	1.14	0.28	1.26	49

57.29	8.75	17,155	1.61	(0.23)	1.74	29
54.96	10.90	15,065	1.64	(0.16)	1.77	38
49.56	13.16	14,923	1.64	(0.18)	1.78	40
44.88	(17.00)	13,761	1.65	(0.44)	1.77	33
58.61	46.59	21,836	1.63	(0.56)	1.75	54
44.95	1.69	20,753	1.64	(0.23)	1.76	49

63.48	9.16	1,028,233	0.87	0.48	0.98	29
60.68	11.74	1,079,673	0.89	0.60	1.00	38
54.58	13.99	995,077	0.89	0.58	1.01	40
49.19	(16.37)	802,716	0.90	0.33	1.02	33
63.43	47.67	886,782	0.89	0.23	1.00	54
48.07	2.46	341,317	0.89	0.53	1.01	49

60.56	8.89	3,304	1.37	0.03	1.60	29
57.97	11.18	2,395	1.39	0.11	1.66	38
52.24	13.43	1,546	1.39	0.11	1.68	40
47.19	(16.79)	552	1.40	(0.16)	1.66	33
61.24	46.94	555	1.38	(0.33)	1.59	54
46.64	1.96	623	1.39	0.03	1.55	49

63.68	9.24	12,505	0.72	0.67	0.83	29
60.91	11.91	11,519	0.74	0.75	0.85	38
54.78	14.15	10,068	0.74	0.84	0.86	40
49.42	(16.24)	1	0.74	0.39	0.91	33
63.52	47.89	74	0.74	0.29	0.87	54
48.11	2.62	871	0.74	0.61	0.86	49

43

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$60.86	$0.25	$5.51	$5.76	$(0.43)	$(2.59)	$(3.02)
Year Ended June 30, 2024	54.73	0.49	6.07	6.56	(0.43)	—	(0.43)
Year Ended June 30, 2023	49.32	0.43	6.53	6.96	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.57	0.35	(9.78)	(9.43)	(0.22)	(4.60)	(4.82)
Year Ended June 30, 2021	48.14	0.26	21.71	21.97	(0.32)	(6.22)	(6.54)
Year Ended June 30, 2020	51.41	0.37	0.81	1.18	(0.52)	(3.93)	(4.45)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

44

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$63.60	9.30%	$3,309,193	0.62%	0.77%	0.73%	29%
60.86	12.03	2,657,257	0.64	0.85	0.75	38
54.73	14.28	1,893,374	0.64	0.83	0.76	40
49.32	(16.17)	1,285,957	0.65	0.59	0.76	33
63.57	48.03	1,320,991	0.64	0.45	0.75	54
48.14	2.72	867,761	0.64	0.75	0.76	49

45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$39.72	$(0.13)	$3.32	$3.19	$—	$(3.66)	$(3.66)
Year Ended June 30, 2024	35.03	(0.22)	4.91	4.69	—	—	—
Year Ended June 30, 2023	29.58	(0.18)	5.93	5.75	—	(0.30)	(0.30)
Year Ended June 30, 2022	46.20	(0.31)	(11.67)	(11.98)	—	(4.64)	(4.64)
Year Ended June 30, 2021	36.43	(0.36)	15.58	15.22	—	(5.45)	(5.45)
Year Ended June 30, 2020	32.94	(0.20)	6.50	6.30	—	(2.81)	(2.81)
Class C
Six Months Ended December 31, 2024 (Unaudited)	26.27	(0.15)	2.26	2.11	—	(3.66)	(3.66)
Year Ended June 30, 2024	23.29	(0.26)	3.24	2.98	—	—	—
Year Ended June 30, 2023	19.86	(0.23)	3.96	3.73	—	(0.30)	(0.30)
Year Ended June 30, 2022	32.69	(0.36)	(7.83)	(8.19)	—	(4.64)	(4.64)
Year Ended June 30, 2021	27.15	(0.42)	11.41	10.99	—	(5.45)	(5.45)
Year Ended June 30, 2020	25.34	(0.28)	4.90	4.62	—	(2.81)	(2.81)
Class I
Six Months Ended December 31, 2024 (Unaudited)	49.51	(0.10)	4.10	4.00	—	(3.66)	(3.66)
Year Ended June 30, 2024	43.56	(0.15)	6.10	5.95	—	—	—
Year Ended June 30, 2023	36.62	(0.12)	7.36	7.24	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.95	(0.25)	(14.44)	(14.69)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.11	(0.28)	18.58	18.30	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.37	(0.12)	7.67	7.55	—	(2.81)	(2.81)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	43.98	(0.22)	3.67	3.45	—	(3.66)	(3.66)
Year Ended June 30, 2024	38.91	(0.37)	5.44	5.07	—	—	—
Year Ended June 30, 2023	32.93	(0.31)	6.59	6.28	—	(0.30)	(0.30)
Year Ended June 30, 2022	51.05	(0.47)	(13.01)	(13.48)	—	(4.64)	(4.64)
Year Ended June 30, 2021	39.90	(0.52)	17.12	16.60	—	(5.45)	(5.45)
Year Ended June 30, 2020	35.91	(0.31)	7.11	6.80	—	(2.81)	(2.81)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	48.08	(0.18)	3.99	3.81	—	(3.66)	(3.66)
Year Ended June 30, 2024	42.44	(0.29)	5.93	5.64	—	—	—
Year Ended June 30, 2023	35.80	(0.24)	7.18	6.94	—	(0.30)	(0.30)
Year Ended June 30, 2022	54.95	(0.41)	(14.10)	(14.51)	—	(4.64)	(4.64)
Year Ended June 30, 2021	42.53	(0.43)	18.30	17.87	—	(5.45)	(5.45)
Year Ended June 30, 2020	38.01	(0.23)	7.56	7.33	—	(2.81)	(2.81)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	49.24	(0.12)	4.08	3.96	—	(3.66)	(3.66)
Year Ended June 30, 2024	43.34	(0.18)	6.08	5.90	—	—	—
Year Ended June 30, 2023	36.47	(0.14)	7.31	7.17	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.76	(0.28)	(14.37)	(14.65)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.00	(0.31)	18.53	18.22	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.30	(0.14)	7.65	7.51	—	(2.81)	(2.81)

46

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$39.25	7.53%	$1,403,924	1.12%	(0.64)%	1.23%	25%
39.72	13.39	1,365,143	1.14	(0.59)	1.26	55
35.03	19.53	1,242,347	1.14	(0.56)	1.26	45
29.58	(28.80)	1,119,928	1.18	(0.78)	1.26	45
46.20	43.59	1,642,278	1.24	(0.85)	1.26	42
36.43	20.30	1,141,467	1.24	(0.62)	1.27	63

24.72	7.27	50,845	1.62	(1.14)	1.73	25
26.27	12.80	51,347	1.64	(1.08)	1.76	55
23.29	18.91	60,306	1.64	(1.06)	1.75	45
19.86	(29.14)	67,482	1.68	(1.28)	1.75	45
32.69	42.84	109,845	1.74	(1.36)	1.75	42
27.15	19.72	86,046	1.74	(1.12)	1.75	63

49.85	7.68	2,343,451	0.87	(0.39)	0.98	25
49.51	13.66	2,378,644	0.89	(0.34)	0.99	55
43.56	19.84	2,344,119	0.89	(0.30)	1.00	45
36.62	(28.62)	1,403,485	0.91	(0.50)	1.00	45
55.95	44.02	2,003,878	0.93	(0.54)	0.99	42
43.11	20.70	1,205,433	0.93	(0.31)	1.00	63

43.77	7.39	55,405	1.43	(0.95)	1.51	25
43.98	13.03	53,890	1.45	(0.89)	1.55	55
38.91	19.15	46,941	1.45	(0.87)	1.55	45
32.93	(29.02)	42,153	1.47	(1.06)	1.54	45
51.05	43.24	57,273	1.49	(1.10)	1.53	42
39.90	20.00	39,404	1.49	(0.87)	1.55	63

48.23	7.51	64,818	1.18	(0.70)	1.22	25
48.08	13.29	62,283	1.20	(0.64)	1.25	55
42.44	19.46	51,316	1.20	(0.62)	1.25	45
35.80	(28.82)	36,455	1.22	(0.82)	1.25	45
54.95	43.57	70,608	1.24	(0.86)	1.24	42
42.53	20.30	42,573	1.24	(0.61)	1.25	63

49.54	7.64	39,993	0.93	(0.45)	0.97	25
49.24	13.61	38,037	0.95	(0.39)	1.00	55
43.34	19.73	23,144	0.95	(0.37)	1.00	45
36.47	(28.65)	19,437	0.97	(0.56)	1.00	45
55.76	43.92	22,947	0.99	(0.60)	0.99	42
43.00	20.63	11,194	0.99	(0.37)	1.00	63

47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$50.70	$(0.08)	$4.19	$4.11	$—	$(3.66)	$(3.66)
Year Ended June 30, 2024	44.56	(0.11)	6.25	6.14	—	—	—
Year Ended June 30, 2023	37.42	(0.08)	7.52	7.44	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.00	(0.20)	(14.74)	(14.94)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.81	(0.21)	18.90	18.69	(0.05)	(5.45)	(5.50)
Year Ended June 30, 2020	38.90	(0.06)	7.78	7.72	—	(2.81)	(2.81)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	51.20	(0.05)	4.24	4.19	—	(3.66)	(3.66)
Year Ended June 30, 2024	44.96	(0.07)	6.31	6.24	—	—	—
Year Ended June 30, 2023	37.73	(0.05)	7.58	7.53	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.39	(0.16)	(14.86)	(15.02)	—	(4.64)	(4.64)
Year Ended June 30, 2021	44.07	(0.19)	19.03	18.84	(0.07)	(5.45)	(5.52)
Year Ended June 30, 2020	39.09	(0.04)	7.83	7.79	—	(2.81)	(2.81)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

48

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$51.15	7.71%	$552,010	0.77%	(0.30)%	0.82%	25%
50.70	13.78	528,171	0.79	(0.23)	0.84	55
44.56	19.95	504,025	0.79	(0.21)	0.85	45
37.42	(28.53)	448,298	0.79	(0.39)	0.85	45
57.00	44.22	730,273	0.79	(0.40)	0.84	42
43.81	20.86	519,097	0.79	(0.17)	0.85	63

51.73	7.80	7,104,771	0.68	(0.20)	0.72	25
51.20	13.88	6,346,311	0.70	(0.14)	0.74	55
44.96	20.03	5,188,694	0.70	(0.11)	0.75	45
37.73	(28.47)	3,842,661	0.72	(0.31)	0.75	45
57.39	44.30	4,435,662	0.74	(0.35)	0.74	42
44.07	20.94	2,435,853	0.74	(0.11)	0.75	63

49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$35.88	$0.13	$3.54	$3.67	$(0.25)	$(4.08)	$(4.33)
Year Ended June 30, 2024	34.36	0.28	3.29	3.57	(0.34)	(1.71)	(2.05)
Year Ended June 30, 2023	34.90	0.32	3.01	3.33	(0.28)	(3.59)	(3.87)
Year Ended June 30, 2022	43.69	0.24	(2.97)	(2.73)	(0.16)	(5.90)	(6.06)
Year Ended June 30, 2021	31.12	0.17	15.09	15.26	(0.29)	(2.40)	(2.69)
Year Ended June 30, 2020	38.02	0.33	(5.35)	(5.02)	(0.33)	(1.55)	(1.88)
Class C
Six Months Ended December 31, 2024 (Unaudited)	33.75	0.03	3.34	3.37	(0.05)	(4.08)	(4.13)
Year Ended June 30, 2024	32.43	0.09	3.11	3.20	(0.17)	(1.71)	(1.88)
Year Ended June 30, 2023	33.10	0.13	2.86	2.99	(0.07)	(3.59)	(3.66)
Year Ended June 30, 2022	41.77	0.03	(2.80)	(2.77)	—	(5.90)	(5.90)
Year Ended June 30, 2021	29.77	(0.02)	14.44	14.42	(0.02)	(2.40)	(2.42)
Year Ended June 30, 2020	36.44	0.14	(5.14)	(5.00)	(0.12)	(1.55)	(1.67)
Class I
Six Months Ended December 31, 2024 (Unaudited)	36.60	0.18	3.60	3.78	(0.33)	(4.08)	(4.41)
Year Ended June 30, 2024	34.99	0.37	3.37	3.74	(0.42)	(1.71)	(2.13)
Year Ended June 30, 2023	35.48	0.40	3.07	3.47	(0.37)	(3.59)	(3.96)
Year Ended June 30, 2022	44.30	0.34	(3.02)	(2.68)	(0.24)	(5.90)	(6.14)
Year Ended June 30, 2021	31.51	0.27	15.30	15.57	(0.38)	(2.40)	(2.78)
Year Ended June 30, 2020	38.48	0.43	(5.42)	(4.99)	(0.43)	(1.55)	(1.98)
Class L
Six Months Ended December 31, 2024 (Unaudited)	37.33	0.21	3.68	3.89	(0.39)	(4.08)	(4.47)
Year Ended June 30, 2024	35.66	0.43	3.43	3.86	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.09	0.47	3.12	3.59	(0.43)	(3.59)	(4.02)
Year Ended June 30, 2022	44.98	0.43	(3.09)	(2.66)	(0.33)	(5.90)	(6.23)
Year Ended June 30, 2021	31.96	0.36	15.51	15.87	(0.45)	(2.40)	(2.85)
Year Ended June 30, 2020	38.99	0.52	(5.48)	(4.96)	(0.52)	(1.55)	(2.07)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	33.33	0.07	3.30	3.37	(0.18)	(4.08)	(4.26)
Year Ended June 30, 2024	32.08	0.17	3.07	3.24	(0.28)	(1.71)	(1.99)
Year Ended June 30, 2023	32.84	0.21	2.84	3.05	(0.22)	(3.59)	(3.81)
Year Ended June 30, 2022	41.48	0.12	(2.78)	(2.66)	(0.08)	(5.90)	(5.98)
Year Ended June 30, 2021	29.67	0.07	14.36	14.43	(0.22)	(2.40)	(2.62)
Year Ended June 30, 2020	36.35	0.23	(5.11)	(4.88)	(0.25)	(1.55)	(1.80)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	35.37	0.13	3.48	3.61	(0.25)	(4.08)	(4.33)
Year Ended June 30, 2024	33.90	0.27	3.26	3.53	(0.35)	(1.71)	(2.06)
Year Ended June 30, 2023	34.49	0.31	2.98	3.29	(0.29)	(3.59)	(3.88)
Year Ended June 30, 2022	43.25	0.23	(2.94)	(2.71)	(0.15)	(5.90)	(6.05)
Year Ended June 30, 2021	30.83	0.17	14.95	15.12	(0.30)	(2.40)	(2.70)
Year Ended June 30, 2020	37.70	0.33	(5.30)	(4.97)	(0.35)	(1.55)	(1.90)

50

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$35.22	9.82%	$1,186,164	1.12%	0.67%	1.22%	18%
35.88	10.75	1,154,573	1.14	0.79	1.24	13
34.36	9.66	1,181,402	1.14	0.91	1.24	12
34.90	(7.73)	1,203,015	1.18	0.57	1.24	16
43.69	51.06	1,608,828	1.22	0.46	1.23	21
31.12	(14.13)	1,171,139	1.24	0.93	1.24	18

32.99	9.55	32,776	1.62	0.17	1.72	18
33.75	10.20	35,234	1.64	0.28	1.75	13
32.43	9.10	44,732	1.64	0.38	1.74	12
33.10	(8.17)	61,031	1.68	0.07	1.74	16
41.77	50.32	76,078	1.72	(0.05)	1.73	21
29.77	(14.58)	84,827	1.73	0.42	1.74	18

35.97	9.95	1,712,286	0.87	0.92	0.96	18
36.60	11.06	1,734,586	0.89	1.04	0.99	13
34.99	9.92	1,886,979	0.89	1.14	0.99	12
35.48	(7.50)	2,276,870	0.93	0.81	0.98	16
44.30	51.46	3,061,126	0.97	0.72	0.98	21
31.51	(13.93)	2,164,300	0.98	1.20	0.99	18

36.75	10.02	5,208,054	0.73	1.06	0.81	18
37.33	11.19	5,443,664	0.75	1.18	0.84	13
35.66	10.11	6,071,628	0.75	1.29	0.84	12
36.09	(7.35)	6,586,299	0.75	1.00	0.83	16
44.98	51.76	7,839,627	0.75	0.94	0.83	21
31.96	(13.71)	5,976,033	0.75	1.41	0.84	18

32.44	9.67	68,118	1.38	0.41	1.49	18
33.33	10.45	65,891	1.40	0.52	1.51	13
32.08	9.39	60,386	1.40	0.65	1.49	12
32.84	(7.97)	59,842	1.43	0.32	1.49	16
41.48	50.69	71,087	1.48	0.21	1.49	21
29.67	(14.36)	59,200	1.49	0.69	1.50	18

34.65	9.80	76,378	1.13	0.66	1.21	18
35.37	10.77	74,046	1.15	0.78	1.24	13
33.90	9.65	71,414	1.15	0.90	1.24	12
34.49	(7.75)	69,915	1.18	0.56	1.23	16
43.25	51.07	88,116	1.22	0.47	1.23	21
30.83	(14.13)	63,836	1.23	0.96	1.24	18

51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund (continued)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	$36.30	$0.18	$3.57	$3.75	$(0.33)	$(4.08)	$(4.41)
Year Ended June 30, 2024	34.76	0.37	3.33	3.70	(0.45)	(1.71)	(2.16)
Year Ended June 30, 2023	35.29	0.40	3.05	3.45	(0.39)	(3.59)	(3.98)
Year Ended June 30, 2022	44.02	0.34	(3.00)	(2.66)	(0.17)	(5.90)	(6.07)
Year Ended June 30, 2021	31.34	0.27	15.20	15.47	(0.39)	(2.40)	(2.79)
Year Ended June 30, 2020	38.29	0.43	(5.40)	(4.97)	(0.43)	(1.55)	(1.98)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	37.25	0.22	3.66	3.88	(0.39)	(4.08)	(4.47)
Year Ended June 30, 2024	35.59	0.43	3.42	3.85	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.03	0.47	3.10	3.57	(0.42)	(3.59)	(4.01)
Year Ended June 30, 2022	44.90	0.40	(3.06)	(2.66)	(0.31)	(5.90)	(6.21)
Year Ended June 30, 2021	31.90	0.33	15.49	15.82	(0.42)	(2.40)	(2.82)
Year Ended June 30, 2020	38.93	0.49	(5.48)	(4.99)	(0.49)	(1.55)	(2.04)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	37.32	0.24	3.67	3.91	(0.43)	(4.08)	(4.51)
Year Ended June 30, 2024	35.65	0.46	3.43	3.89	(0.51)	(1.71)	(2.22)
Year Ended June 30, 2023	36.09	0.51	3.11	3.62	(0.47)	(3.59)	(4.06)
Year Ended June 30, 2022	44.96	0.46	(3.08)	(2.62)	(0.35)	(5.90)	(6.25)
Year Ended June 30, 2021	31.94	0.37	15.51	15.88	(0.46)	(2.40)	(2.86)
Year Ended June 30, 2020	38.97	0.52	(5.47)	(4.95)	(0.53)	(1.55)	(2.08)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

52

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$35.64	9.93%	$29,605	0.88%	0.90%	0.97%	18%
36.30	11.02	30,419	0.90	1.06	0.99	13
34.76	9.90	18,338	0.90	1.14	0.99	12
35.29	(7.50)	22,574	0.94	0.80	0.98	16
44.02	51.47	31,938	0.97	0.70	0.98	21
31.34	(13.93)	24,576	0.98	1.21	0.99	18

36.66	10.03	52,830	0.73	1.07	0.82	18
37.25	11.19	49,620	0.75	1.18	0.84	13
35.59	10.08	47,429	0.75	1.30	0.84	12
36.03	(7.35)	48,283	0.78	0.94	0.83	16
44.90	51.69	89,178	0.82	0.87	0.83	21
31.90	(13.79)	69,110	0.83	1.34	0.83	18

36.72	10.08	4,730,722	0.63	1.16	0.72	18
37.32	11.30	4,304,906	0.65	1.28	0.74	13
35.65	10.20	4,087,234	0.65	1.42	0.74	12
36.09	(7.26)	3,480,524	0.68	1.07	0.73	16
44.96	51.83	4,184,659	0.72	0.97	0.73	21
31.94	(13.70)	3,101,566	0.73	1.46	0.74	18

53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$37.44	$0.23	$3.40	$3.63	$(0.50)	$(3.36)	$(3.86)
Year Ended June 30, 2024	35.00	0.50	4.41	4.91	(0.50)	(1.97)	(2.47)
Year Ended June 30, 2023	36.05	0.52	2.02	2.54	(0.53)	(3.06)	(3.59)
Year Ended June 30, 2022	42.90	0.41	(1.67)	(1.26)	(0.32)	(5.27)	(5.59)
Year Ended June 30, 2021	29.53	0.34	14.04	14.38	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.46	0.49	(5.04)	(4.55)	(0.45)	(0.93)	(1.38)
Class C
Six Months Ended December 31, 2024 (Unaudited)	37.40	0.13	3.39	3.52	(0.29)	(3.36)	(3.65)
Year Ended June 30, 2024	34.90	0.32	4.41	4.73	(0.26)	(1.97)	(2.23)
Year Ended June 30, 2023	35.91	0.34	2.00	2.34	(0.29)	(3.06)	(3.35)
Year Ended June 30, 2022	42.73	0.20	(1.65)	(1.45)	(0.10)	(5.27)	(5.37)
Year Ended June 30, 2021	29.38	0.16	13.99	14.15	(0.27)	(0.53)	(0.80)
Year Ended June 30, 2020	35.29	0.32	(5.04)	(4.72)	(0.26)	(0.93)	(1.19)
Class I
Six Months Ended December 31, 2024 (Unaudited)	37.80	0.29	3.42	3.71	(0.59)	(3.36)	(3.95)
Year Ended June 30, 2024	35.30	0.59	4.46	5.05	(0.58)	(1.97)	(2.55)
Year Ended June 30, 2023	36.31	0.61	2.03	2.64	(0.59)	(3.06)	(3.65)
Year Ended June 30, 2022	43.15	0.51	(1.68)	(1.17)	(0.40)	(5.27)	(5.67)
Year Ended June 30, 2021	29.71	0.43	14.13	14.56	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.67	0.57	(5.06)	(4.49)	(0.54)	(0.93)	(1.47)
Class L
Six Months Ended December 31, 2024 (Unaudited)	37.85	0.32	3.43	3.75	(0.65)	(3.36)	(4.01)
Year Ended June 30, 2024	35.35	0.64	4.46	5.10	(0.63)	(1.97)	(2.60)
Year Ended June 30, 2023	36.36	0.66	2.04	2.70	(0.65)	(3.06)	(3.71)
Year Ended June 30, 2022	43.20	0.57	(1.68)	(1.11)	(0.46)	(5.27)	(5.73)
Year Ended June 30, 2021	29.73	0.49	14.14	14.63	(0.63)	(0.53)	(1.16)
Year Ended June 30, 2020	35.69	0.63	(5.07)	(4.44)	(0.59)	(0.93)	(1.52)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	36.80	0.18	3.33	3.51	(0.47)	(3.36)	(3.83)
Year Ended June 30, 2024	34.48	0.40	4.34	4.74	(0.45)	(1.97)	(2.42)
Year Ended June 30, 2023	35.56	0.41	2.00	2.41	(0.43)	(3.06)	(3.49)
Year Ended June 30, 2022	42.46	0.31	(1.65)	(1.34)	(0.29)	(5.27)	(5.56)
Year Ended June 30, 2021	29.31	0.26	13.90	14.16	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.24	0.40	(5.01)	(4.61)	(0.39)	(0.93)	(1.32)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	36.82	0.23	3.34	3.57	(0.51)	(3.36)	(3.87)
Year Ended June 30, 2024	34.48	0.49	4.34	4.83	(0.52)	(1.97)	(2.49)
Year Ended June 30, 2023	35.51	0.50	2.00	2.50	(0.47)	(3.06)	(3.53)
Year Ended June 30, 2022	42.36	0.41	(1.65)	(1.24)	(0.34)	(5.27)	(5.61)
Year Ended June 30, 2021	29.21	0.33	13.88	14.21	(0.53)	(0.53)	(1.06)
Year Ended June 30, 2020	35.08	0.48	(4.98)	(4.50)	(0.44)	(0.93)	(1.37)

54

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$37.21	9.43%	$1,355,825	1.02%	1.15%	1.12%	19%
37.44	14.62	1,328,087	1.04	1.39	1.15	17
35.00	7.03	1,245,482	1.04	1.45	1.14	24
36.05	(3.78)	1,101,144	1.07	0.99	1.14	23
42.90	49.47	1,050,569	1.13	0.94	1.14	34
29.53	(13.60)	736,715	1.14	1.45	1.16	29

37.27	9.13	166,356	1.52	0.65	1.63	19
37.40	14.07	171,159	1.54	0.89	1.65	17
34.90	6.47	222,660	1.54	0.94	1.65	24
35.91	(4.24)	281,613	1.58	0.48	1.65	23
42.73	48.75	349,246	1.63	0.45	1.64	34
29.38	(14.04)	332,229	1.64	0.94	1.66	29

37.56	9.56	1,674,758	0.77	1.40	0.87	19
37.80	14.91	1,619,210	0.79	1.64	0.89	17
35.30	7.29	1,849,562	0.79	1.69	0.89	24
36.31	(3.54)	2,039,492	0.82	1.23	0.89	23
43.15	49.86	2,326,829	0.88	1.20	0.89	34
29.71	(13.39)	2,047,640	0.89	1.70	0.90	29

37.59	9.64	1,329,166	0.63	1.54	0.72	19
37.85	15.06	1,311,918	0.65	1.78	0.74	17
35.35	7.44	1,406,943	0.65	1.83	0.74	24
36.36	(3.39)	1,653,596	0.68	1.38	0.74	23
43.20	50.10	1,855,713	0.73	1.35	0.74	34
29.73	(13.26)	1,593,954	0.74	1.85	0.75	29

36.48	9.26	647	1.27	0.91	1.43	19
36.80	14.33	456	1.30	1.13	1.58	17
34.48	6.75	334	1.30	1.18	1.52	24
35.56	(4.02)	292	1.33	0.77	1.49	23
42.46	49.10	194	1.38	0.73	1.54	34
29.31	(13.82)	182	1.39	1.27	1.55	29

36.52	9.42	2,616	1.03	1.16	1.17	19
36.82	14.61	2,150	1.05	1.38	1.21	17
34.48	7.03	2,195	1.05	1.41	1.20	24
35.51	(3.78)	2,845	1.08	1.00	1.17	23
42.36	49.46	3,020	1.13	0.92	1.17	34
29.21	(13.60)	1,519	1.14	1.43	1.18	29

55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund (continued)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	$38.14	$0.30	$3.43	$3.73	$(0.62)	$(3.36)	$(3.98)
Year Ended June 30, 2024	35.62	0.60	4.49	5.09	(0.60)	(1.97)	(2.57)
Year Ended June 30, 2023	36.30	0.61	2.04	2.65	(0.27)	(3.06)	(3.33)
Year Ended June 30, 2022	42.92	0.50	(1.67)	(1.17)	(0.18)	(5.27)	(5.45)
Year Ended June 30, 2021	29.56	0.42	14.06	14.48	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.52	0.57	(5.04)	(4.47)	(0.56)	(0.93)	(1.49)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	37.76	0.32	3.41	3.73	(0.65)	(3.36)	(4.01)
Year Ended June 30, 2024	35.27	0.64	4.46	5.10	(0.64)	(1.97)	(2.61)
Year Ended June 30, 2023	36.30	0.65	2.04	2.69	(0.66)	(3.06)	(3.72)
Year Ended June 30, 2022	43.12	0.57	(1.69)	(1.12)	(0.43)	(5.27)	(5.70)
Year Ended June 30, 2021	29.67	0.49	14.11	14.60	(0.62)	(0.53)	(1.15)
Year Ended June 30, 2020	35.62	0.63	(5.05)	(4.42)	(0.60)	(0.93)	(1.53)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	37.80	0.34	3.42	3.76	(0.69)	(3.36)	(4.05)
Year Ended June 30, 2024	35.31	0.68	4.45	5.13	(0.67)	(1.97)	(2.64)
Year Ended June 30, 2023	36.32	0.69	2.05	2.74	(0.69)	(3.06)	(3.75)
Year Ended June 30, 2022	43.16	0.61	(1.68)	(1.07)	(0.50)	(5.27)	(5.77)
Year Ended June 30, 2021	29.71	0.52	14.13	14.65	(0.67)	(0.53)	(1.20)
Year Ended June 30, 2020	35.67	0.66	(5.06)	(4.40)	(0.63)	(0.93)	(1.56)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

56

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$37.89	9.53%	$569	0.78%	1.44%	0.87%	19%
38.14	14.90	309	0.80	1.63	1.08	17
35.62	7.29	173	0.80	1.69	0.93	24
36.30	(3.53)	118	0.84	1.20	0.89	23
42.92	49.86	1,724	0.88	1.26	0.89	34
29.56	(13.40)	32,555	0.88	1.74	0.90	29

37.48	9.61	18,715	0.63	1.54	0.72	19
37.76	15.08	17,623	0.65	1.78	0.74	17
35.27	7.45	18,118	0.65	1.87	0.74	24
36.30	(3.40)	1,178	0.68	1.38	0.74	23
43.12	50.12	1,365	0.73	1.41	0.74	34
29.67	(13.25)	5,529	0.74	1.85	0.75	29

37.51	9.68	4,382,890	0.53	1.64	0.62	19
37.80	15.17	4,294,901	0.55	1.88	0.64	17
35.31	7.58	4,341,944	0.55	1.93	0.64	24
36.32	(3.30)	4,495,856	0.58	1.47	0.64	23
43.16	50.23	5,562,656	0.63	1.44	0.64	34
29.71	(13.18)	3,949,596	0.64	1.96	0.65	29

57

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.
J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.
The following are 5 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.
The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.
The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.
Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

58	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Growth Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobiles	$606,113	$—	$—	$606,113
Beverages	113,410	—	—	113,410
Biotechnology	493,192	—	—	493,192
Broadline Retail	1,384,716	—	—	1,384,716
Building Products	182,628	—	—	182,628
Capital Markets	1,186,957	—	—	1,186,957
Commercial Services & Supplies	187,658	—	—	187,658
Communications Equipment	158,046	—	—	158,046
Construction & Engineering	255,437	—	—	255,437
Construction Materials	78,795	—	—	78,795
Distributors	80,169	—	—	80,169
Electrical Equipment	486,611	—	—	486,611
Energy Equipment & Services	166,119	—	—	166,119
Entertainment	484,287	—	—	484,287
Financial Services	589,521	—	—	589,521

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	59

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Growth Advantage Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ground Transportation	$385,779	$—	$—	$385,779
Health Care Equipment & Supplies	456,886	—	—	456,886
Health Care Providers & Services	110,931	—	—	110,931
Hotels, Restaurants & Leisure	779,792	—	—	779,792
Household Durables	149,351	—	—	149,351
Industrial Conglomerates	121,529	—	—	121,529
Insurance	200,270	—	—	200,270
Interactive Media & Services	2,030,929	—	—	2,030,929
IT Services	220,063	—	—	220,063
Life Sciences Tools & Services	285,662	—	—	285,662
Machinery	314,996	—	—	314,996
Media	222,893	—	—	222,893
Oil, Gas & Consumable Fuels	143,141	—	—	143,141
Personal Care Products	102,915	—	—	102,915
Pharmaceuticals	600,455	—	—	600,455
Professional Services	121,329	—	—	121,329
Semiconductors & Semiconductor Equipment	3,337,737	—	—	3,337,737
Software	3,181,249	—	46,989	3,228,238
Specialty Retail	399,063	—	—	399,063
Technology Hardware, Storage & Peripherals	1,385,772	—	—	1,385,772
Trading Companies & Distributors	62,703	—	—	62,703
Total Common Stocks	21,067,104	—	46,989	21,114,093
Short-Term Investments
Investment Companies	227,156	—	—	227,156
Investment of Cash Collateral from Securities Loaned	48,145	—	—	48,145
Total Short-Term Investments	275,301	—	—	275,301
Total Investments in Securities	$21,342,405	$—	$46,989	$21,389,394

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,222,896	$—	$—	$5,222,896

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$314,613	$—	$—	$314,613
Automobiles	61,689	—	—	61,689
Banks	84,746	—	—	84,746
Beverages	53,804	—	—	53,804
Biotechnology	592,274	—	—	592,274
Building Products	236,220	—	—	236,220

60	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

Mid Cap Growth Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Capital Markets	$1,346,463	$—	$—	$1,346,463
Commercial Services & Supplies	224,789	—	—	224,789
Communications Equipment	50,313	—	—	50,313
Construction & Engineering	248,211	—	—	248,211
Construction Materials	88,736	—	—	88,736
Consumer Staples Distribution & Retail	114,066	—	—	114,066
Distributors	108,870	—	—	108,870
Diversified Consumer Services	111,911	—	—	111,911
Electrical Equipment	425,948	—	—	425,948
Electronic Equipment, Instruments & Components	139,350	—	—	139,350
Energy Equipment & Services	103,739	—	—	103,739
Entertainment	117,697	—	—	117,697
Financial Services	101,525	—	—	101,525
Ground Transportation	234,226	—	—	234,226
Health Care Equipment & Supplies	249,276	—	—	249,276
Health Care Providers & Services	106,692	—	—	106,692
Health Care Technology	123,177	—	—	123,177
Hotels, Restaurants & Leisure	798,902	—	—	798,902
Household Durables	76,961	—	—	76,961
Independent Power and Renewable Electricity Producers	101,000	—	—	101,000
Insurance	97,277	—	—	97,277
IT Services	476,943	—	—	476,943
Life Sciences Tools & Services	309,079	—	—	309,079
Machinery	371,810	—	—	371,810
Media	262,500	—	—	262,500
Oil, Gas & Consumable Fuels	256,302	—	—	256,302
Personal Care Products	85,805	—	—	85,805
Pharmaceuticals	109,414	—	—	109,414
Professional Services	130,823	—	—	130,823
Semiconductors & Semiconductor Equipment	610,222	—	—	610,222
Software	1,779,320	—	27,714	1,807,034
Specialty Retail	580,125	—	—	580,125
Textiles, Apparel & Luxury Goods	76,734	—	—	76,734
Trading Companies & Distributors	64,006	—	—	64,006
Total Common Stocks	11,425,558	—	27,714	11,453,272
Short-Term Investments
Investment Companies	190,772	—	—	190,772
Investment of Cash Collateral from Securities Loaned	9,270	—	—	9,270
Total Short-Term Investments	200,042	—	—	200,042
Total Investments in Securities	$11,625,600	$—	$27,714	$11,653,314

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,105,388	$—	$—	$13,105,388

(a)	Please refer to the SOI for specifics of portfolio holdings.

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,887,919	$—	$—	$8,887,919

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2024, the Funds, with the exception of Growth Advantage Fund and Mid Cap Growth Fund, had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
As of December 31, 2024, Growth Advantage Fund and Mid Cap Growth Fund held restricted securities as follows:
Growth Advantage Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Coreweave, Inc.	11/28/2023	$15,096	$46,989	0.2%
Mid Cap Growth Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Coreweave, Inc.	11/28/2023	$8,904	$27,714	0.2%
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

62	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Growth Advantage Fund	$46,604	$(46,604)	$—
Mid Cap Growth Fund	9,156	(9,156)	—
Value Advantage Fund	19,162	(19,162)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended December 31, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Mid Cap Equity Fund	$— (a)
Mid Cap Growth Fund	1
Mid Cap Value Fund	— (a)
Value Advantage Fund	1

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Growth Advantage Fund did not have any securities out on loan at December 31, 2024.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Growth Advantage Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$195,828	$2,025,245	$1,993,997	$67	$13	$227,156	227,065	$5,809	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	—	87,076	38,930	— (c)*	(1)	48,145	48,145	335 *	—
Total	$195,828	$2,112,321	$2,032,927	$67	$12	$275,301		$6,144	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Equity Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$100,859	$1,380,906	$1,340,927	$— (c)	$23	$140,861	140,805	$3,492	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	12,384	79,533	91,918	— (c)*	1	—	—	126 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	1,716	16,518	18,234	—	—	—	—	14 *	—
Total	$114,959	$1,476,957	$1,451,079	$— (c)	$24	$140,861		$3,632	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Growth Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$175,763	$1,786,587	$1,771,624	$35	$11	$190,772	190,696	$4,843	$—

64	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

Mid Cap Growth Fund (continued)
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	$108,380	$183,430	$282,549	$— (c)*	$9	$9,270	9,270	$585 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	12,884	74,443	87,327	—	—	—	—	57 *	—
Total	$297,027	$2,044,460	$2,141,500	$35	$20	$200,042		$5,485	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Value Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$174,796	$1,832,687	$1,719,491	$116	$42	$288,150	288,034	$8,029	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	5,977	92,604	98,582	1 *	— (c)	—	—	166 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	1,295	9,891	11,186	—	—	—	—	7 *	—
Total	$182,068	$1,935,182	$1,829,259	$117	$42	$288,150		$8,202	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Value Advantage Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$77,317	$1,686,258	$1,565,491	$(16)	$(1)	$198,067	197,988	$4,309	$—

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Value Advantage Fund (continued)
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	$59,092	$136,659	$176,024	$(1)*	$3	$19,729	19,729	$473 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	8,047	30,908	38,955	—	—	—	—	38 *	—
Total	$144,456	$1,853,825	$1,780,470	$(17)	$2	$217,796		$4,820	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2024 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Growth Advantage Fund
Transfer agency fees	$79	$23	$54	n/a	$2	$2	$— (a)	$2	$76	$238
Mid Cap Equity Fund
Transfer agency fees	10	1	6	n/a	2	n/a	n/a	— (a)	28	47

66	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Mid Cap Growth Fund
Transfer agency fees	$114	$3	$112	n/a	$13	$2	$1	$5	$86	$336
Mid Cap Value Fund
Transfer agency fees	37	2	15	$32	11	1	— (a)	— (a)	48	146
Value Advantage Fund
Transfer agency fees	34	11	24	11	— (a)	1	— (a)	— (a)	26	107

(a)	Amount rounds to less than one thousand.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.50%
Mid Cap Equity Fund	0.60
Mid Cap Growth Fund	0.60
Mid Cap Value Fund	0.60
Value Advantage Fund	0.50
Prior to November 1, 2024, the investment advisory fee was accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.55
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2024, the effective annualized rate was 0.064%, 0.075%, 0.075%, 0.069% and 0.075%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Growth Advantage Fund	$283	$— (a)
Mid Cap Equity Fund	52	— (a)
Mid Cap Growth Fund	40	— (a)
Mid Cap Value Fund	18	—
Value Advantage Fund	45	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

68	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	0.99%	1.49%	0.74%	n/a	1.25%	1.00%	0.75%	0.60%	0.50%
Mid Cap Equity Fund	1.09	1.59	0.84	n/a	1.35	n/a	n/a	0.70	0.60
Mid Cap Growth Fund	1.09	1.59	0.84	n/a	1.40	1.15	0.90	0.74	0.65
Mid Cap Value Fund	1.09	1.59	0.84	0.75%	1.35	1.10	0.85	0.70	0.60
Value Advantage Fund	0.99	1.49	0.74	0.75	1.25	1.00	0.75	0.60	0.50

Prior to November 1, 2024, the contractual expense limitation is shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	1.04%	1.54%	0.79%	N/A	1.30%	1.05%	0.80%	0.65%	0.55%
Mid Cap Equity Fund	1.14	1.64	0.89	N/A	1.39	N/A	N/A	0.74	0.64
Mid Cap Growth Fund	1.14	1.64	0.89	N/A	1.45	1.20	0.95	0.79	0.70
Mid Cap Value Fund	1.14	1.64	0.89	0.75%	1.40	1.15	0.90	0.75	0.65
Value Advantage Fund	1.04	1.54	0.79	0.75	1.30	1.05	0.80	0.65	0.55

The expense limitation agreements were in effect for the six months ended December 31, 2024 and are in place until at least October 31, 2025.
For the six months ended December 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$7,332	$3,049	$636	$11,017	$9
Mid Cap Equity Fund	1,596	1,064	44	2,704	17
Mid Cap Growth Fund	1,377	917	1,378	3,672	—
Mid Cap Value Fund	3,417	2,279	206	5,902	29
Value Advantage Fund	2,424	1,614	236	4,274	26
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2024 were as follows:

Growth Advantage Fund	$123
Mid Cap Equity Fund	72
Mid Cap Growth Fund	103
Mid Cap Value Fund	162
Value Advantage Fund	86

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended December 31, 2024, Mid Cap Equity Fund and Mid Cap Growth Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the six months ended December 31, 2024, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Growth Advantage Fund	$45
Mid Cap Equity Fund	108
Mid Cap Growth Fund	9
Value Advantage Fund	28
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$2,586,763	$3,227,898
Mid Cap Equity Fund	1,690,198	1,385,739
Mid Cap Growth Fund	2,811,230	2,718,295
Mid Cap Value Fund	2,446,071	3,550,126
Value Advantage Fund	1,729,473	2,459,089
During the six months ended December 31, 2024, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$9,579,959	$11,965,917	$156,482	$11,809,435
Mid Cap Equity Fund	3,862,668	1,437,297	77,069	1,360,228
Mid Cap Growth Fund	8,586,176	3,252,656	185,518	3,067,138
Mid Cap Value Fund	7,822,128	5,578,768	295,508	5,283,260
Value Advantage Fund	5,584,461	3,394,758	91,300	3,303,458
At June 30, 2024, the Funds did not have any net capital loss carryforwards.

70	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2024, the following Funds deferred to July 1, 2024 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
	Net Capital Losses (Gains)	Late Year Ordinary Loss Deferral
	Short-Term
Growth Advantage Fund	$—	$12,426
Mid Cap Growth Fund	—	15,276
Mid Cap Value Fund	4,776	—
During the year ended June 30, 2024, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Growth Advantage Fund	$80,725	$—
Mid Cap Growth Fund	59,087	8,489
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2024.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

December 31, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
As of December 31, 2024, the Funds had individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	14.5%	1	24.5%
Mid Cap Equity Fund	1	10.4	2	61.9
Mid Cap Growth Fund	—	—	2	31.3
Mid Cap Value Fund	—	—	3	43.5
Value Advantage Fund	1	10.3	1	15.3
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of December 31, 2024, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
Value Advantage Fund	18.4%
Because Mid Cap Equity Fund, Mid Cap Value Fund and Value Advantage Fund invest in Real Estate Investment Trusts (“REITs”), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
8. Subsequent Event
Effective February 5, 2025, Growth Advantage Fund changed from operating as a diversified company to operating as a non-diversified company.

72	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2024

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. December 2024.
SAN-MC-1224

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
JPM Growth Advantage Fund
J.P. Morgan Mutual Fund Investment Trust held a special meeting of shareholders on October 2, 2024, for the purpose of considering and voting upon the approval to change the JPMorgan Growth Advantage Fund (the “Fund”) from a diversified company to a non-diversified company by eliminating the Fund’s related fundamental investment policy.
The special meeting was adjourned to October 30, 2024, November 21, 2024 and December 18, 2024 to allow shareholders additional time to vote on the proposal. The proposal was not approved by either 67% or more of the shares present or represented by proxy at the meeting, or by more than 50% of the outstanding shares (as of the record date set for the special shareholder meeting) of the Fund, as is required, at the October 2, 2024 meeting, the October 30, 2024 meeting and the November 21, 2024 meeting. The elimination of the fundamental investment policy was approved by shareholders of the Fund when the special meeting reconvened on December 18, 2024.
The results of the voting were as follows:

October 2, 2024 Meeting:	Dollar value of Votes Received (000’s)

For	$158,977
Against	6,027
Abstain	8,103

October 30, 2024 Meeting:

For	$172,405
Against	8,846
Abstain	15,001

November 21, 2024 Meeting:

For	$182,091
Against	10,426
Abstain	19,169

December 18, 2024 Meeting:

For	$196.091
Against	11,660
Abstain	25,265

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of the Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Mid Cap Growth Fund and Mid Cap Value Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for the Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Growth Advantage Fund’s performance for Class A and Class R6 shares was in the third, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the third, third and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Mid Cap Equity Fund’s performance for Class A, Class I and Class R6 shares was in the third, fourth and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Mid Cap Growth Fund’s performance for Class A shares was in the second, third and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I and Class R6 shares was in the second, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Mid Cap Value Fund’s performance for Class A shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for Class I shares was in the fourth, third and fourth quintiles for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third quintile for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Value Advantage Fund’s performance for Class A and Class R6 shares was in the third, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the fourth, second and third quintiles for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Growth Advantage Fund’s net advisory fee for Class A shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fifth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including reductions to the contractual advisory fee and Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Equity Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, including reductions to the contractual advisory fee and Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Growth Fund’s net advisory fee for Class A shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including reductions to the contractual advisory fee and Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Value Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and third quintile of the Peer
Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fifth and fourth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the third and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including reductions to the contractual advisory fee and Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Value Advantage Fund’s net advisory fee Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the fifth and fourth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including reductions to the contractual advisory fee and Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Small Cap Funds
December 31, 2024 (Unaudited)
JPMorgan Small Cap Blend Fund
JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
JPMorgan SMID Cap Equity Fund
JPMorgan U.S. Small Company Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.3%
Aerospace & Defense — 1.7%
AeroVironment, Inc. *	23	3,594
Cadre Holdings, Inc.	162	5,236
Hexcel Corp.	104	6,523
Moog, Inc., Class A	37	7,222
Rocket Lab USA, Inc. * (a)	207	5,264
		27,839
Automobile Components — 1.9%
Dorman Products, Inc. *	24	3,142
LCI Industries	74	7,684
Modine Manufacturing Co. *	72	8,289
Patrick Industries, Inc.	63	5,207
Visteon Corp. *	67	5,978
		30,300
Automobiles — 0.2%
Winnebago Industries, Inc.	67	3,203
Banks — 9.8%
BancFirst Corp.	84	9,891
Camden National Corp.	223	9,548
City Holding Co.	40	4,794
Columbia Banking System, Inc.	326	8,814
First Busey Corp.	381	8,986
First Commonwealth Financial Corp.	383	6,482
First Merchants Corp.	171	6,802
Heritage Commerce Corp.	550	5,160
Independent Bank Corp.	308	10,720
NBT Bancorp, Inc.	125	5,948
Old National Bancorp	564	12,242
Pinnacle Financial Partners, Inc.	54	6,166
Premier Financial Corp.	301	7,700
Provident Financial Services, Inc.	439	8,278
QCR Holdings, Inc.	106	8,570
Simmons First National Corp., Class A	404	8,968
SouthState Corp.	124	12,282
TriCo Bancshares	139	6,065
WSFS Financial Corp.	155	8,224
		155,640
Beverages — 0.7%
Primo Brands Corp.	339	10,427
Biotechnology — 6.1%
Agios Pharmaceuticals, Inc. *	62	2,038
Allogene Therapeutics, Inc. *	336	715
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Amicus Therapeutics, Inc. *	593	5,590
Arrowhead Pharmaceuticals, Inc. *	136	2,552
Biohaven Ltd. *	160	5,974
Blueprint Medicines Corp. *	99	8,639
Cytokinetics, Inc. *	109	5,132
Halozyme Therapeutics, Inc. *	178	8,512
Insmed, Inc. *	169	11,696
Kyverna Therapeutics, Inc. *	229	856
Madrigal Pharmaceuticals, Inc. *	6	1,908
Natera, Inc. *	25	3,920
REGENXBIO, Inc. *	454	3,511
Relay Therapeutics, Inc. *	504	2,076
REVOLUTION Medicines, Inc. *	191	8,333
Twist Bioscience Corp. *	161	7,492
Vaxcyte, Inc. *	126	10,337
Viking Therapeutics, Inc. * (a)	72	2,905
Xenon Pharmaceuticals, Inc. (Canada) *	143	5,604
		97,790
Broadline Retail — 0.3%
Global-e Online Ltd. (Israel) *	86	4,691
Building Products — 2.7%
AAON, Inc.	92	10,787
AZZ, Inc.	95	7,778
Hayward Holdings, Inc. *	622	9,518
Simpson Manufacturing Co., Inc.	50	8,284
UFP Industries, Inc.	60	6,750
		43,117
Capital Markets — 3.0%
Donnelley Financial Solutions, Inc. *	146	9,148
Evercore, Inc., Class A	25	6,895
Hamilton Lane, Inc., Class A	101	15,028
Piper Sandler Cos.	32	9,543
Virtus Investment Partners, Inc.	34	7,520
		48,134
Chemicals — 1.7%
Hawkins, Inc.	31	3,804
HB Fuller Co.	124	8,391
Innospec, Inc.	68	7,463
Quaker Chemical Corp.	28	3,874
Stepan Co.	59	3,843
		27,375
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	1

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — 2.2%
ACV Auctions, Inc., Class A *	382	8,249
Aris Water Solutions, Inc., Class A	217	5,197
Casella Waste Systems, Inc., Class A *	121	12,843
MSA Safety, Inc.	56	9,219
		35,508
Communications Equipment — 0.5%
Ciena Corp. *	84	7,150
Construction & Engineering — 0.9%
MasTec, Inc. *	36	4,900
Valmont Industries, Inc.	28	8,714
		13,614
Construction Materials — 0.4%
Eagle Materials, Inc.	27	6,551
Consumer Finance — 0.1%
Upstart Holdings, Inc. * (a)	34	2,125
Consumer Staples Distribution & Retail — 1.0%
Chefs' Warehouse, Inc. (The) *	195	9,607
Sprouts Farmers Market, Inc. *	50	6,349
		15,956
Containers & Packaging — 0.5%
Pactiv Evergreen, Inc.	411	7,184
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. *	73	8,032
Graham Holdings Co., Class B	7	6,160
		14,192
Diversified REITs — 0.4%
Essential Properties Realty Trust, Inc.	206	6,447
Diversified Telecommunication Services — 0.3%
Iridium Communications, Inc.	153	4,440
Electric Utilities — 0.7%
IDACORP, Inc.	43	4,673
Portland General Electric Co.	143	6,253
		10,926
Electrical Equipment — 1.2%
Bloom Energy Corp., Class A * (a)	315	6,981
NEXTracker, Inc., Class A *	172	6,290
Vicor Corp. *	104	5,033
		18,304
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 3.3%
Fabrinet (Thailand) *	36	7,839
Ingram Micro Holding Corp. *	263	5,093
Knowles Corp. *	338	6,731
Littelfuse, Inc.	24	5,749
Napco Security Technologies, Inc.	110	3,931
Sanmina Corp. *	46	3,462
ScanSource, Inc. *	168	7,991
TTM Technologies, Inc. *	307	7,608
Vishay Intertechnology, Inc.	213	3,606
		52,010
Energy Equipment & Services — 2.1%
Cactus, Inc., Class A	239	13,926
ChampionX Corp.	290	7,899
Noble Corp. plc	61	1,930
TechnipFMC plc (United Kingdom)	215	6,218
Weatherford International plc	46	3,288
		33,261
Financial Services — 2.1%
AvidXchange Holdings, Inc. *	188	1,942
PennyMac Financial Services, Inc.	151	15,460
Radian Group, Inc.	300	9,517
Remitly Global, Inc. *	284	6,395
		33,314
Food Products — 1.4%
Dole plc	307	4,164
Flowers Foods, Inc.	188	3,881
Freshpet, Inc. *	59	8,756
Utz Brands, Inc.	352	5,506
		22,307
Gas Utilities — 1.2%
Chesapeake Utilities Corp.	72	8,833
ONE Gas, Inc.	116	8,025
Southwest Gas Holdings, Inc.	42	2,955
		19,813
Ground Transportation — 0.5%
Marten Transport Ltd.	465	7,252
Health Care Equipment & Supplies — 2.6%
Establishment Labs Holdings, Inc. (Costa Rica) * (a)	74	3,386
Glaukos Corp. *	42	6,330
Inari Medical, Inc. *	80	4,085
Inmode Ltd. *	254	4,244
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Small Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
iRhythm Technologies, Inc. *	70	6,304
Lantheus Holdings, Inc. *	32	2,816
LivaNova plc *	94	4,375
PROCEPT BioRobotics Corp. *	57	4,552
TransMedics Group, Inc. * (a)	28	1,744
Utah Medical Products, Inc.	57	3,528
		41,364
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc. *	86	3,418
Concentra Group Holdings Parent, Inc.	259	5,122
Encompass Health Corp.	146	13,470
Ensign Group, Inc. (The)	62	8,318
Hims & Hers Health, Inc. *	57	1,377
PACS Group, Inc. *	148	1,935
Patterson Cos., Inc.	322	9,944
		43,584
Health Care REITs — 0.7%
CareTrust REIT, Inc.	271	7,317
Sabra Health Care REIT, Inc.	257	4,453
		11,770
Health Care Technology — 0.6%
Evolent Health, Inc., Class A *	345	3,883
Waystar Holding Corp. *	158	5,781
		9,664
Hotel & Resort REITs — 0.5%
RLJ Lodging Trust	319	3,259
Sunstone Hotel Investors, Inc.	434	5,141
		8,400
Hotels, Restaurants & Leisure — 3.4%
Bloomin' Brands, Inc.	141	1,721
Boyd Gaming Corp.	131	9,478
First Watch Restaurant Group, Inc. *	286	5,331
Life Time Group Holdings, Inc. *	388	8,591
Planet Fitness, Inc., Class A *	97	9,567
Six Flags Entertainment Corp.	228	11,010
Texas Roadhouse, Inc.	18	3,243
Wyndham Hotels & Resorts, Inc.	59	5,908
		54,849
Household Durables — 1.4%
La-Z-Boy, Inc.	115	5,005
M/I Homes, Inc. *	52	6,942
INVESTMENTS	SHARES (000)	VALUE ($000)

Household Durables — continued
Meritage Homes Corp.	25	3,811
Sonos, Inc. *	446	6,709
		22,467
Industrial REITs — 0.9%
Plymouth Industrial REIT, Inc.	209	3,716
Terreno Realty Corp.	180	10,637
		14,353
Insurance — 1.6%
Oscar Health, Inc., Class A *	77	1,042
Safety Insurance Group, Inc.	124	10,180
Selective Insurance Group, Inc.	154	14,442
		25,664
Interactive Media & Services — 0.5%
IAC, Inc. *	193	8,325
IT Services — 0.8%
Core Scientific, Inc. *	198	2,789
DigitalOcean Holdings, Inc. *	135	4,587
Globant SA *	23	4,900
		12,276
Leisure Products — 0.3%
YETI Holdings, Inc. *	110	4,222
Life Sciences Tools & Services — 0.3%
Fortrea Holdings, Inc. *	115	2,149
Maravai LifeSciences Holdings, Inc., Class A *	451	2,458
		4,607
Machinery — 4.7%
Atmus Filtration Technologies, Inc.	148	5,789
Chart Industries, Inc. *	48	9,175
Enpro, Inc.	39	6,735
Esab Corp.	82	9,859
ITT, Inc.	43	6,136
John Bean Technologies Corp.	44	5,537
Kadant, Inc.	21	7,204
Mueller Industries, Inc.	77	6,148
SPX Technologies, Inc. *	69	9,969
Tennant Co.	62	5,051
Toro Co. (The)	49	3,958
		75,561
Media — 0.3%
John Wiley & Sons, Inc., Class A	103	4,483
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	3

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 0.4%
Unitil Corp.	122	6,623
Office REITs — 0.8%
COPT Defense Properties	226	6,980
Highwoods Properties, Inc.	211	6,457
		13,437
Oil, Gas & Consumable Fuels — 2.5%
Chord Energy Corp.	64	7,505
CNX Resources Corp. *	209	7,641
Magnolia Oil & Gas Corp., Class A	319	7,459
Matador Resources Co.	256	14,414
SM Energy Co.	76	2,941
		39,960
Personal Care Products — 1.0%
Edgewell Personal Care Co.	172	5,783
elf Beauty, Inc. *	32	4,074
Interparfums, Inc.	48	6,255
		16,112
Pharmaceuticals — 1.3%
Arvinas, Inc. *	176	3,367
Intra-Cellular Therapies, Inc. *	108	8,992
Neumora Therapeutics, Inc. *	179	1,897
Prestige Consumer Healthcare, Inc. *	84	6,590
		20,846
Professional Services — 1.9%
CBIZ, Inc. *	58	4,783
ExlService Holdings, Inc. *	267	11,841
UL Solutions, Inc., Class A	117	5,845
Verra Mobility Corp. *	348	8,416
		30,885
Residential REITs — 0.7%
Centerspace	75	4,948
Independence Realty Trust, Inc.	327	6,500
		11,448
Retail REITs — 1.2%
Agree Realty Corp.	146	10,286
Kite Realty Group Trust	364	9,188
		19,474
Semiconductors & Semiconductor Equipment — 3.2%
Allegro MicroSystems, Inc. (Japan) *	385	8,419
Credo Technology Group Holding Ltd. *	122	8,221
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Diodes, Inc. *	117	7,216
MACOM Technology Solutions Holdings, Inc. *	33	4,216
MKS Instruments, Inc.	35	3,646
Onto Innovation, Inc. *	32	5,353
Rambus, Inc. *	167	8,802
Synaptics, Inc. *	57	4,368
		50,241
Software — 6.9%
Agilysys, Inc. *	37	4,857
Alkami Technology, Inc. *	145	5,341
BlackLine, Inc. *	166	10,065
Box, Inc., Class A *	187	5,909
Braze, Inc., Class A *	127	5,322
Clear Secure, Inc., Class A	173	4,610
Clearwater Analytics Holdings, Inc., Class A *	216	5,949
Confluent, Inc., Class A *	256	7,163
Elastic NV *	26	2,548
Freshworks, Inc., Class A *	560	9,063
Gitlab, Inc., Class A *	84	4,721
Informatica, Inc., Class A *	200	5,184
JFrog Ltd. (Israel) *	208	6,117
MARA Holdings, Inc. * (a)	134	2,247
Rubrik, Inc., Class A *	49	3,176
SentinelOne, Inc., Class A *	260	5,770
Varonis Systems, Inc. *	116	5,168
Vertex, Inc., Class A *	157	8,370
Workiva, Inc. *	73	7,963
		109,543
Specialized REITs — 0.2%
Rayonier, Inc.	128	3,347
Specialty Retail — 2.0%
Arhaus, Inc.	325	3,052
Floor & Decor Holdings, Inc., Class A *	29	2,862
Group 1 Automotive, Inc.	27	11,605
Lithia Motors, Inc., Class A	22	7,828
Urban Outfitters, Inc. *	104	5,701
		31,048
Technology Hardware, Storage & Peripherals — 0.1%
IonQ, Inc. * (a)	39	1,628
Textiles, Apparel & Luxury Goods — 1.7%
Carter's, Inc.	83	4,470
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Small Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Kontoor Brands, Inc.	110	9,427
Steven Madden Ltd.	167	7,099
Wolverine World Wide, Inc.	246	5,456
		26,452
Trading Companies & Distributors — 4.9%
Air Lease Corp.	77	3,712
Applied Industrial Technologies, Inc.	94	22,559
Beacon Roofing Supply, Inc. *	80	8,181
FTAI Aviation Ltd.	97	13,964
McGrath RentCorp	67	7,505
Rush Enterprises, Inc., Class A	159	8,712
SiteOne Landscape Supply, Inc. *	29	3,779
WESCO International, Inc.	50	9,030
		77,442
Water Utilities — 0.4%
American States Water Co.	83	6,475
Total Common Stocks (Cost $1,252,655)		1,565,420
Short-Term Investments — 2.6%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (b) (c) (Cost $27,530)	27,524	27,535
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c) (Cost $14,532)	14,532	14,532
Total Short-Term Investments (Cost $42,062)		42,067
Total Investments — 100.9% (Cost $1,294,717)		1,607,487
Liabilities in Excess of Other Assets — (0.9)%		(14,023)
NET ASSETS — 100.0%		1,593,464

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $13,984.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	5

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 1.4%
Loar Holdings, Inc. * (a)	241	17,792
Woodward, Inc.	254	42,340
		60,132
Automobile Components — 0.7%
Gentex Corp.	1,109	31,856
Banks — 9.5%
BankUnited, Inc.	1,306	49,831
Commerce Bancshares, Inc.	684	42,633
Cullen/Frost Bankers, Inc.	409	54,952
First Financial Bancorp	1,687	45,354
First Hawaiian, Inc.	1,794	46,541
First Interstate BancSystem, Inc., Class A	1,532	49,737
ServisFirst Bancshares, Inc.	377	31,978
Wintrust Financial Corp.	474	59,136
WSFS Financial Corp.	658	34,930
		415,092
Beverages — 1.3%
Primo Brands Corp.	1,806	55,584
Broadline Retail — 0.4%
Savers Value Village, Inc. * (a)	1,515	15,532
Building Products — 5.0%
AAON, Inc.	222	26,097
AZEK Co., Inc. (The) *	935	44,408
Hayward Holdings, Inc. *	3,983	60,897
Janus International Group, Inc. *	4,987	36,653
Simpson Manufacturing Co., Inc.	321	53,228
		221,283
Capital Markets — 4.9%
Evercore, Inc., Class A	208	57,555
MarketAxess Holdings, Inc.	210	47,421
Moelis & Co., Class A	382	28,264
Morningstar, Inc.	84	28,353
StepStone Group, Inc., Class A	905	52,383
		213,976
Chemicals — 4.9%
Axalta Coating Systems Ltd. *	1,474	50,450
Balchem Corp.	211	34,510
Element Solutions, Inc.	1,589	40,403
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — continued
Perimeter Solutions, Inc. *	2,918	37,289
Quaker Chemical Corp.	379	53,320
		215,972
Commercial Services & Supplies — 4.8%
Casella Waste Systems, Inc., Class A *	615	65,056
Driven Brands Holdings, Inc. *	2,097	33,836
MSA Safety, Inc.	476	78,958
UniFirst Corp.	182	31,161
		209,011
Construction & Engineering — 2.2%
WillScot Holdings Corp. *	2,844	95,118
Construction Materials — 1.2%
Eagle Materials, Inc.	221	54,470
Consumer Staples Distribution & Retail — 3.6%
BJ's Wholesale Club Holdings, Inc. *	477	42,592
Casey's General Stores, Inc.	97	38,561
Performance Food Group Co. *	924	78,128
		159,281
Containers & Packaging — 1.0%
AptarGroup, Inc.	271	42,530
Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc. *	552	61,204
Electric Utilities — 1.2%
Portland General Electric Co.	1,167	50,923
Electronic Equipment, Instruments & Components — 3.4%
Badger Meter, Inc.	196	41,566
Cognex Corp.	552	19,802
Fabrinet (Thailand) *	146	32,003
Novanta, Inc. *	362	55,312
		148,683
Energy Equipment & Services — 1.0%
Cactus, Inc., Class A	745	43,480
Financial Services — 1.3%
WEX, Inc. *	320	56,020
Food Products — 1.9%
Freshpet, Inc. *	263	38,941
Utz Brands, Inc.	2,810	44,006
		82,947
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Small Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.6%
Knight-Swift Transportation Holdings, Inc.	402	21,313
Landstar System, Inc.	275	47,381
		68,694
Health Care Equipment & Supplies — 3.1%
Envista Holdings Corp. *	2,023	39,027
ICU Medical, Inc. *	322	49,936
Neogen Corp. *	1,225	14,878
QuidelOrtho Corp. *	733	32,649
		136,490
Health Care Providers & Services — 4.3%
Chemed Corp.	99	52,161
Concentra Group Holdings Parent, Inc.	1,337	26,449
Encompass Health Corp.	738	68,196
HealthEquity, Inc. *	451	43,290
		190,096
Health Care Technology — 0.2%
Certara, Inc. *	1,029	10,959
Hotel & Resort REITs — 1.3%
Ryman Hospitality Properties, Inc.	531	55,424
Hotels, Restaurants & Leisure — 4.7%
Monarch Casino & Resort, Inc.	508	40,098
Planet Fitness, Inc., Class A *	571	56,479
Vail Resorts, Inc.	233	43,556
Wendy's Co. (The)	2,331	37,995
Wyndham Hotels & Resorts, Inc.	300	30,215
		208,343
Industrial REITs — 1.0%
EastGroup Properties, Inc.	282	45,219
Insurance — 3.5%
Baldwin Insurance Group, Inc. (The), Class A *	971	37,657
Kinsale Capital Group, Inc.	98	45,551
Oscar Health, Inc., Class A *	1,703	22,888
RLI Corp.	299	49,237
		155,333
Leisure Products — 2.1%
Acushnet Holdings Corp.	594	42,233
Brunswick Corp.	772	49,907
		92,140
Life Sciences Tools & Services — 0.6%
Azenta, Inc. *	528	26,408
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — 4.2%
Hillman Solutions Corp. *	4,772	46,483
Lincoln Electric Holdings, Inc.	190	35,650
RBC Bearings, Inc. *	203	60,578
Toro Co. (The)	497	39,788
		182,499
Oil, Gas & Consumable Fuels — 2.5%
DT Midstream, Inc.	470	46,715
SM Energy Co.	1,629	63,148
		109,863
Professional Services — 3.5%
First Advantage Corp. * (a)	2,646	49,559
Paylocity Holding Corp. *	293	58,425
Verra Mobility Corp. *	1,975	47,763
		155,747
Real Estate Management & Development — 1.7%
Cushman & Wakefield plc *	5,648	73,872
Retail REITs — 0.9%
NNN REIT, Inc.	1,015	41,460
Semiconductors & Semiconductor Equipment — 3.8%
Allegro MicroSystems, Inc. (Japan) *	2,134	46,656
MACOM Technology Solutions Holdings, Inc. *	485	63,026
Power Integrations, Inc.	898	55,372
		165,054
Software — 3.8%
CCC Intelligent Solutions Holdings, Inc. *	1,935	22,703
Clearwater Analytics Holdings, Inc., Class A *	1,277	35,151
nCino, Inc. *	715	24,007
Qualys, Inc. *	181	25,422
SPS Commerce, Inc. *	188	34,500
Workiva, Inc. *	243	26,599
		168,382
Specialized REITs — 0.9%
CubeSmart	896	38,391
Specialty Retail — 0.6%
Five Below, Inc. *	243	25,526
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	7

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc.	198	47,497
Core & Main, Inc., Class A *	1,308	66,585
		114,082
Total Common Stocks (Cost $2,863,830)		4,297,076
Short-Term Investments — 2.4%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (b) (c) (Cost $81,503)	81,482	81,514
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c) (Cost $21,656)	21,656	21,656
Total Short-Term Investments (Cost $103,159)		103,170
Total Investments — 100.4% (Cost $2,966,989)		4,400,246
Liabilities in Excess of Other Assets — (0.4)%		(15,981)
NET ASSETS — 100.0%		4,384,265

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $21,044.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Small Cap Funds	December 31, 2024

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%
Aerospace & Defense — 1.9%
AeroVironment, Inc. *	102	15,754
Hexcel Corp.	456	28,598
Rocket Lab USA, Inc. * (a)	906	23,075
		67,427
Automobile Components — 2.7%
LCI Industries	326	33,687
Modine Manufacturing Co. *	314	36,336
Visteon Corp. *	295	26,208
		96,231
Automobiles — 0.4%
Winnebago Industries, Inc.	294	14,043
Banks — 0.8%
Pinnacle Financial Partners, Inc.	236	27,029
Biotechnology — 12.0%
Agios Pharmaceuticals, Inc. *	272	8,935
Allogene Therapeutics, Inc. * (a)	1,472	3,136
Amicus Therapeutics, Inc. *	2,601	24,502
Arrowhead Pharmaceuticals, Inc. *	595	11,187
Biohaven Ltd. *	701	26,182
Blueprint Medicines Corp. *	434	37,872
Cytokinetics, Inc. *	478	22,499
Halozyme Therapeutics, Inc. *	780	37,306
Insmed, Inc. *	743	51,274
Kyverna Therapeutics, Inc. * (a)	1,003	3,751
Madrigal Pharmaceuticals, Inc. * (a)	27	8,366
Natera, Inc. *	109	17,186
REGENXBIO, Inc. *	1,990	15,385
Relay Therapeutics, Inc. *	2,209	9,099
REVOLUTION Medicines, Inc. *	835	36,532
Twist Bioscience Corp. *	707	32,842
Vaxcyte, Inc. *	554	45,314
Viking Therapeutics, Inc. * (a)	316	12,735
Xenon Pharmaceuticals, Inc. (Canada) *	627	24,562
		428,665
Broadline Retail — 0.6%
Global-e Online Ltd. (Israel) *	377	20,567
Building Products — 2.3%
AAON, Inc.	402	47,289
Simpson Manufacturing Co., Inc.	219	36,315
		83,604
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 2.9%
Evercore, Inc., Class A	109	30,228
Hamilton Lane, Inc., Class A	209	30,980
Piper Sandler Cos.	140	41,835
		103,043
Commercial Services & Supplies — 3.7%
ACV Auctions, Inc., Class A *	1,674	36,164
Casella Waste Systems, Inc., Class A *	532	56,299
MSA Safety, Inc.	244	40,415
		132,878
Communications Equipment — 0.9%
Ciena Corp. *	369	31,295
Construction & Engineering — 1.7%
MasTec, Inc. *	158	21,483
Valmont Industries, Inc.	124	38,200
		59,683
Construction Materials — 0.8%
Eagle Materials, Inc.	116	28,721
Consumer Finance — 0.3%
Upstart Holdings, Inc. * (a)	151	9,315
Consumer Staples Distribution & Retail — 2.0%
Chefs' Warehouse, Inc. (The) *	854	42,113
Sprouts Farmers Market, Inc. *	219	27,829
		69,942
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. *	318	35,205
Electrical Equipment — 2.2%
Bloom Energy Corp., Class A * (a)	1,378	30,605
NEXTracker, Inc., Class A *	755	27,575
Vicor Corp. *	456	22,062
		80,242
Electronic Equipment, Instruments & Components — 2.3%
Fabrinet (Thailand) *	156	34,367
Ingram Micro Holding Corp. *	1,159	22,460
Littelfuse, Inc.	107	25,201
		82,028
Energy Equipment & Services — 2.1%
Cactus, Inc., Class A	805	47,001
TechnipFMC plc (United Kingdom)	942	27,259
		74,260
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	9

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 1.9%
AvidXchange Holdings, Inc. *	837	8,649
PennyMac Financial Services, Inc.	314	32,089
Remitly Global, Inc. *	1,242	28,036
		68,774
Food Products — 1.7%
Freshpet, Inc. *	259	38,385
Utz Brands, Inc.	1,542	24,139
		62,524
Health Care Equipment & Supplies — 3.6%
Establishment Labs Holdings, Inc. (Costa Rica) * (a)	322	14,836
Glaukos Corp. *	185	27,752
Inari Medical, Inc. *	351	17,907
iRhythm Technologies, Inc. *	306	27,633
Lantheus Holdings, Inc. *	138	12,346
PROCEPT BioRobotics Corp. *	248	19,955
TransMedics Group, Inc. * (a)	123	7,645
		128,074
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc. *	378	14,984
Hims & Hers Health, Inc. *	250	6,033
PACS Group, Inc. *	647	8,484
		29,501
Health Care Technology — 1.2%
Evolent Health, Inc., Class A *	1,513	17,023
Waystar Holding Corp. *	691	25,344
		42,367
Hotels, Restaurants & Leisure — 6.5%
Boyd Gaming Corp.	573	41,552
First Watch Restaurant Group, Inc. *	1,256	23,371
Life Time Group Holdings, Inc. *	1,703	37,661
Planet Fitness, Inc., Class A *	424	41,938
Six Flags Entertainment Corp.	1,001	48,261
Texas Roadhouse, Inc.	79	14,218
Wyndham Hotels & Resorts, Inc.	257	25,894
		232,895
Household Durables — 0.8%
Sonos, Inc. *	1,956	29,413
Industrial REITs — 0.7%
Terreno Realty Corp.	406	23,999
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — 0.1%
Oscar Health, Inc., Class A *	340	4,567
IT Services — 1.5%
Core Scientific, Inc. * (a)	870	12,227
DigitalOcean Holdings, Inc. *	591	20,110
Globant SA *	100	21,479
		53,816
Life Sciences Tools & Services — 0.3%
Maravai LifeSciences Holdings, Inc., Class A *	1,977	10,777
Machinery — 5.0%
Chart Industries, Inc. *	211	40,220
Esab Corp.	361	43,222
ITT, Inc.	188	26,897
John Bean Technologies Corp.	191	24,275
SPX Technologies, Inc. *	300	43,703
		178,317
Oil, Gas & Consumable Fuels — 1.1%
Matador Resources Co.	492	27,661
SM Energy Co.	332	12,892
		40,553
Personal Care Products — 0.5%
elf Beauty, Inc. *	142	17,857
Pharmaceuticals — 1.7%
Arvinas, Inc. *	770	14,761
Intra-Cellular Therapies, Inc. *	472	39,417
Neumora Therapeutics, Inc. * (a)	788	8,352
		62,530
Professional Services — 3.8%
CBIZ, Inc. *	256	20,968
ExlService Holdings, Inc. *	1,169	51,906
UL Solutions, Inc., Class A	514	25,623
Verra Mobility Corp. *	1,526	36,895
		135,392
Semiconductors & Semiconductor Equipment — 4.7%
Allegro MicroSystems, Inc. (Japan) *	1,689	36,909
Credo Technology Group Holding Ltd. *	535	35,981
MACOM Technology Solutions Holdings, Inc. *	142	18,483
MKS Instruments, Inc.	153	15,981
Onto Innovation, Inc. *	141	23,466
Rambus, Inc. *	730	38,588
		169,408
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Small Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 13.4%
Agilysys, Inc. *	162	21,291
Alkami Technology, Inc. *	638	23,412
BlackLine, Inc. *	726	44,124
Box, Inc., Class A *	820	25,902
Braze, Inc., Class A *	557	23,332
Clear Secure, Inc., Class A	759	20,209
Clearwater Analytics Holdings, Inc., Class A *	948	26,081
Confluent, Inc., Class A *	1,121	31,351
Elastic NV *	113	11,169
Freshworks, Inc., Class A *	2,457	39,732
Gitlab, Inc., Class A *	367	20,698
Informatica, Inc., Class A *	877	22,725
JFrog Ltd. (Israel) *	910	26,773
MARA Holdings, Inc. * (a)	587	9,851
Rubrik, Inc., Class A *	213	13,924
SentinelOne, Inc., Class A *	1,139	25,293
Varonis Systems, Inc. *	510	22,657
Vertex, Inc., Class A *	688	36,693
Workiva, Inc. *	319	34,909
		480,126
Specialty Retail — 1.7%
Arhaus, Inc.	1,423	13,380
Floor & Decor Holdings, Inc., Class A *	126	12,544
Lithia Motors, Inc., Class A	96	34,311
		60,235
Technology Hardware, Storage & Peripherals — 0.2%
IonQ, Inc. * (a)	170	7,124
Textiles, Apparel & Luxury Goods — 0.7%
Wolverine World Wide, Inc.	1,077	23,916
Trading Companies & Distributors — 6.6%
Air Lease Corp.	337	16,272
Applied Industrial Technologies, Inc.	263	63,049
FTAI Aviation Ltd.	425	61,216
INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — continued
Rush Enterprises, Inc., Class A	697	38,190
SiteOne Landscape Supply, Inc. *	126	16,568
WESCO International, Inc.	219	39,586
		234,881
Total Common Stocks (Cost $2,707,047)		3,541,224
Short-Term Investments — 3.3%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (b) (c) (Cost $33,558)	33,550	33,564
Investment of Cash Collateral from Securities Loaned — 2.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c) (Cost $82,262)	82,262	82,262
Total Short-Term Investments (Cost $115,820)		115,826
Total Investments — 102.4% (Cost $2,822,867)		3,657,050
Liabilities in Excess of Other Assets — (2.4)%		(84,786)
NET ASSETS — 100.0%		3,572,264

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $79,455.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	11

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.2%
Aerospace & Defense — 0.3%
Archer Aviation, Inc., Class A * (a)	59	572
Standardaero, Inc. *	47	1,175
V2X, Inc. *	48	2,286
		4,033
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. *	184	1,236
Automobile Components — 1.4%
Adient plc *	150	2,579
American Axle & Manufacturing Holdings, Inc. *	202	1,176
Dana, Inc.	162	1,869
Goodyear Tire & Rubber Co. (The) *	139	1,252
Modine Manufacturing Co. *	60	7,003
Phinia, Inc.	91	4,406
		18,285
Banks — 19.8%
1st Source Corp.	15	853
Amalgamated Financial Corp.	132	4,426
Amerant Bancorp, Inc.	29	643
Ameris Bancorp	143	8,959
Associated Banc-Corp.	26	613
Atlantic Union Bankshares Corp.	32	1,231
Axos Financial, Inc. *	64	4,472
Banc of California, Inc.	336	5,192
Bancorp, Inc. (The) *	116	6,097
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	181	6,611
BankUnited, Inc.	102	3,880
Banner Corp.	76	5,086
Bridgewater Bancshares, Inc. *	16	222
Brookline Bancorp, Inc.	137	1,617
Business First Bancshares, Inc.	104	2,663
Byline Bancorp, Inc.	146	4,225
Cadence Bank	40	1,383
Capital City Bank Group, Inc.	20	733
Capitol Federal Financial, Inc.	193	1,142
Central Pacific Financial Corp.	60	1,733
CNB Financial Corp.	34	837
Community Financial System, Inc.	18	1,097
Community Trust Bancorp, Inc.	19	993
ConnectOne Bancorp, Inc.	237	5,432
CrossFirst Bankshares, Inc. *	37	556
Customers Bancorp, Inc. *	95	4,641
CVB Financial Corp.	56	1,191
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
Dime Community Bancshares, Inc.	33	1,003
Eastern Bankshares, Inc.	408	7,036
Enterprise Financial Services Corp.	145	8,184
Equity Bancshares, Inc., Class A	117	4,955
FB Financial Corp.	20	1,039
First BanCorp (Puerto Rico)	353	6,566
First Bancshares, Inc. (The)	123	4,317
First Commonwealth Financial Corp.	24	405
First Financial Corp.	61	2,807
First Interstate BancSystem, Inc., Class A	26	859
First Merchants Corp.	116	4,611
First Mid Bancshares, Inc.	32	1,191
Glacier Bancorp, Inc.	25	1,236
Hancock Whitney Corp.	79	4,334
Hanmi Financial Corp.	150	3,535
Heartland Financial USA, Inc.	21	1,301
Heritage Commerce Corp.	426	3,994
Hilltop Holdings, Inc.	105	2,995
Home BancShares, Inc.	104	2,957
HomeTrust Bancshares, Inc.	33	1,097
Hope Bancorp, Inc.	146	1,793
Independent Bank Corp.	48	3,089
Mercantile Bank Corp.	13	587
Metropolitan Bank Holding Corp. *	40	2,352
Mid Penn Bancorp, Inc.	13	378
Midland States Bancorp, Inc.	22	532
MVB Financial Corp.	10	200
National Bank Holdings Corp., Class A	20	853
Nicolet Bankshares, Inc.	4	382
OceanFirst Financial Corp.	270	4,885
OFG Bancorp (Puerto Rico)	147	6,227
Old National Bancorp	587	12,748
Old Second Bancorp, Inc.	292	5,195
Orrstown Financial Services, Inc.	16	596
Pathward Financial, Inc.	135	9,973
Peapack-Gladstone Financial Corp.	44	1,412
Pinnacle Financial Partners, Inc.	35	4,065
Preferred Bank	35	3,032
Premier Financial Corp.	92	2,342
QCR Holdings, Inc.	101	8,189
Seacoast Banking Corp. of Florida	77	2,118
Sierra Bancorp	19	561
South Plains Financial, Inc.	63	2,183
Southern Missouri Bancorp, Inc.	15	876
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Small Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Southside Bancshares, Inc.	61	1,947
SouthState Corp.	46	4,590
Texas Capital Bancshares, Inc. *	15	1,143
Towne Bank	61	2,064
TriCo Bancshares	44	1,912
Trustmark Corp.	21	751
UMB Financial Corp.	41	4,595
United Bankshares, Inc.	63	2,380
United Community Banks, Inc.	48	1,542
Unity Bancorp, Inc.	30	1,331
Veritex Holdings, Inc.	147	4,007
WaFd, Inc.	25	816
WesBanco, Inc.	32	1,053
Wintrust Financial Corp.	38	4,686
WSFS Financial Corp.	40	2,133
		250,468
Beverages — 0.2%
Primo Brands Corp.	99	3,034
Biotechnology — 3.2%
ACELYRIN, Inc. *	342	1,075
Akero Therapeutics, Inc. *	73	2,029
Aurinia Pharmaceuticals, Inc. (Canada) *	161	1,441
Avidity Biosciences, Inc. *	25	722
Beam Therapeutics, Inc. *	122	3,013
Biohaven Ltd. *	4	146
Cytokinetics, Inc. *	50	2,359
Denali Therapeutics, Inc. *	40	806
Enanta Pharmaceuticals, Inc. *	77	441
Erasca, Inc. *	815	2,047
Intellia Therapeutics, Inc. *	79	915
iTeos Therapeutics, Inc. *	374	2,872
Neurogene, Inc. * (a)	131	3,001
Prothena Corp. plc (Ireland) *	162	2,249
Relay Therapeutics, Inc. *	270	1,113
Syndax Pharmaceuticals, Inc. *	125	1,653
Tenaya Therapeutics, Inc. * (a)	1,402	2,005
Travere Therapeutics, Inc. *	168	2,928
Veracyte, Inc. *	109	4,311
Verve Therapeutics, Inc. *	57	322
Vir Biotechnology, Inc. *	250	1,836
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Viridian Therapeutics, Inc. *	148	2,844
Zentalis Pharmaceuticals, Inc. *	185	562
		40,690
Building Products — 1.7%
Gibraltar Industries, Inc. *	6	321
Griffon Corp.	118	8,439
Masterbrand, Inc. *	30	444
Quanex Building Products Corp.	21	512
Resideo Technologies, Inc. *	216	4,980
UFP Industries, Inc.	65	7,332
		22,028
Capital Markets — 1.0%
BGC Group, Inc., Class A	202	1,832
Open Lending Corp. *	95	567
StoneX Group, Inc. *	44	4,366
Victory Capital Holdings, Inc., Class A	20	1,302
Virtus Investment Partners, Inc.	19	4,114
		12,181
Chemicals — 1.2%
AdvanSix, Inc.	8	230
Avient Corp.	67	2,728
Ecovyst, Inc. *	44	339
HB Fuller Co.	66	4,439
Innospec, Inc.	33	3,605
Minerals Technologies, Inc.	22	1,673
Perimeter Solutions, Inc. *	73	936
Tronox Holdings plc	116	1,166
		15,116
Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	161	8,276
ACCO Brands Corp.	88	461
CoreCivic, Inc. *	128	2,781
GEO Group, Inc. (The) *	149	4,165
Healthcare Services Group, Inc. *	190	2,205
		17,888
Communications Equipment — 1.0%
Digi International, Inc. *	128	3,886
Extreme Networks, Inc. *	220	3,688
NETGEAR, Inc. *	179	4,976
		12,550
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	13

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction & Engineering — 3.3%
API Group Corp. *	129	4,635
Arcosa, Inc.	83	7,994
Comfort Systems USA, Inc.	5	1,980
Fluor Corp. *	82	4,058
MYR Group, Inc. *	35	5,170
Primoris Services Corp.	153	11,677
Tutor Perini Corp. *	235	5,700
		41,214
Construction Materials — 0.4%
Summit Materials, Inc., Class A *	100	5,077
Consumer Finance — 1.1%
Enova International, Inc. *	106	10,149
LendingClub Corp. *	174	2,819
PRA Group, Inc. *	43	908
		13,876
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The)	68	2,757
Sprouts Farmers Market, Inc. *	23	2,940
United Natural Foods, Inc. *	24	638
		6,335
Containers & Packaging — 0.2%
Greif, Inc., Class A	30	1,826
O-I Glass, Inc. *	78	842
		2,668
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc. *	72	6,519
KinderCare Learning Cos., Inc. * (a)	193	3,435
Laureate Education, Inc., Class A *	103	1,874
Perdoceo Education Corp.	79	2,097
Stride, Inc. *	6	648
		14,573
Diversified REITs — 1.4%
Alexander & Baldwin, Inc.	68	1,200
American Assets Trust, Inc.	67	1,772
Armada Hoffler Properties, Inc.	62	638
Broadstone Net Lease, Inc.	340	5,393
Empire State Realty Trust, Inc., Class A	285	2,937
Essential Properties Realty Trust, Inc.	184	5,750
		17,690
INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Telecommunication Services — 0.8%
AST SpaceMobile, Inc. * (a)	91	1,927
ATN International, Inc.	12	210
Liberty Latin America Ltd., Class C (Puerto Rico) * (a)	746	4,726
Lumen Technologies, Inc. *	729	3,869
		10,732
Electric Utilities — 1.5%
IDACORP, Inc.	53	5,837
Portland General Electric Co.	178	7,779
TXNM Energy, Inc.	115	5,641
		19,257
Electrical Equipment — 0.1%
Sunrun, Inc. *	82	763
Electronic Equipment, Instruments & Components — 3.5%
Bel Fuse, Inc., Class A	30	2,695
Benchmark Electronics, Inc.	169	7,694
Daktronics, Inc. *	281	4,731
Knowles Corp. *	375	7,476
Plexus Corp. *	19	2,921
Sanmina Corp. *	104	7,895
ScanSource, Inc. *	75	3,559
TTM Technologies, Inc. *	130	3,208
Vishay Intertechnology, Inc.	114	1,932
Vishay Precision Group, Inc. *	78	1,841
		43,952
Energy Equipment & Services — 1.9%
Expro Group Holdings NV *	85	1,057
Helix Energy Solutions Group, Inc. *	61	568
Helmerich & Payne, Inc.	67	2,144
Liberty Energy, Inc.	391	7,784
Noble Corp. plc	67	2,088
Patterson-UTI Energy, Inc.	435	3,593
Select Water Solutions, Inc.	302	4,002
Valaris Ltd. *	66	2,931
		24,167
Entertainment — 0.2%
Cinemark Holdings, Inc. *	21	658
Vivid Seats, Inc., Class A * (a)	295	1,365
		2,023
Financial Services — 4.1%
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama) *	65	2,310
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Small Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Enact Holdings, Inc.	173	5,590
Essent Group Ltd.	161	8,783
Jackson Financial, Inc., Class A	68	5,924
Marqeta, Inc., Class A *	458	1,738
Merchants Bancorp	57	2,091
Mr. Cooper Group, Inc. *	108	10,351
NMI Holdings, Inc., Class A *	136	4,989
PennyMac Financial Services, Inc.	30	3,045
Radian Group, Inc.	190	6,023
StoneCo Ltd., Class A (Brazil) *	95	761
		51,605
Food Products — 1.1%
Cal-Maine Foods, Inc.	52	5,369
Dole plc	343	4,641
Fresh Del Monte Produce, Inc.	72	2,381
Utz Brands, Inc.	95	1,489
		13,880
Gas Utilities — 1.7%
Chesapeake Utilities Corp.	22	2,638
New Jersey Resources Corp.	80	3,726
Northwest Natural Holding Co.	64	2,516
ONE Gas, Inc.	91	6,276
Southwest Gas Holdings, Inc.	54	3,858
Spire, Inc.	34	2,346
		21,360
Ground Transportation — 0.2%
ArcBest Corp.	33	3,045
Health Care Equipment & Supplies — 1.5%
Alphatec Holdings, Inc. *	243	2,236
Embecta Corp.	44	906
ICU Medical, Inc. *	38	5,848
Inari Medical, Inc. *	29	1,481
Inmode Ltd. *	208	3,473
Omnicell, Inc. *	84	3,732
OraSure Technologies, Inc. *	221	797
		18,473
Health Care Providers & Services — 1.0%
Addus HomeCare Corp. *	46	5,764
Option Care Health, Inc. *	89	2,058
Pediatrix Medical Group, Inc. *	347	4,559
		12,381
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 1.2%
American Healthcare REIT, Inc.	173	4,904
CareTrust REIT, Inc.	92	2,480
Community Healthcare Trust, Inc.	30	580
Sabra Health Care REIT, Inc.	437	7,575
		15,539
Health Care Technology — 0.1%
Health Catalyst, Inc. *	166	1,173
Hotel & Resort REITs — 1.3%
Apple Hospitality REIT, Inc.	209	3,205
Chatham Lodging Trust	139	1,246
DiamondRock Hospitality Co.	410	3,706
Ryman Hospitality Properties, Inc.	43	4,438
Xenia Hotels & Resorts, Inc.	267	3,971
		16,566
Hotels, Restaurants & Leisure — 0.6%
Biglari Holdings, Inc., Class B *	4	1,060
Brinker International, Inc. *	4	539
El Pollo Loco Holdings, Inc. *	111	1,281
Life Time Group Holdings, Inc. *	119	2,621
Lindblad Expeditions Holdings, Inc. *	82	973
Sweetgreen, Inc., Class A *	17	554
		7,028
Household Durables — 2.3%
Century Communities, Inc.	30	2,198
Champion Homes, Inc. *	22	1,896
Green Brick Partners, Inc. *	36	2,021
Helen of Troy Ltd. *	11	650
KB Home	63	4,141
M/I Homes, Inc. *	31	4,128
Meritage Homes Corp.	38	5,909
Taylor Morrison Home Corp. *	82	5,026
Tri Pointe Homes, Inc. *	77	2,798
		28,767
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc.	81	1,966
Clearway Energy, Inc., Class C	17	450
Sunnova Energy International, Inc. * (a)	90	308
		2,724
Industrial REITs — 0.8%
First Industrial Realty Trust, Inc.	23	1,150
LXP Industrial Trust	574	4,656
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	15

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial REITs — continued
Plymouth Industrial REIT, Inc.	142	2,532
Terreno Realty Corp.	20	1,191
		9,529
Insurance — 1.2%
CNO Financial Group, Inc.	212	7,874
Genworth Financial, Inc., Class A *	208	1,452
Hamilton Insurance Group Ltd., Class B (Bermuda) *	118	2,253
Oscar Health, Inc., Class A *	51	693
RLI Corp.	12	1,937
Selective Insurance Group, Inc.	8	735
		14,944
Interactive Media & Services — 0.1%
QuinStreet, Inc. *	54	1,243
Shutterstock, Inc.	16	490
		1,733
IT Services — 0.6%
ASGN, Inc. *	28	2,279
Core Scientific, Inc. *	197	2,772
Unisys Corp. *	371	2,348
		7,399
Leisure Products — 0.6%
Funko, Inc., Class A *	224	2,998
Peloton Interactive, Inc., Class A * (a)	464	4,036
		7,034
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp. *	335	2,007
Cytek Biosciences, Inc. *	214	1,391
		3,398
Machinery — 1.3%
Blue Bird Corp. *	41	1,588
Hillman Solutions Corp. *	306	2,983
Mueller Industries, Inc.	96	7,593
Terex Corp.	59	2,725
Titan International, Inc. *	156	1,063
		15,952
Marine Transportation — 0.7%
Costamare, Inc. (Monaco)	90	1,157
Matson, Inc.	55	7,470
Safe Bulkers, Inc. (Monaco)	158	563
		9,190
INVESTMENTS	SHARES (000)	VALUE ($000)

Media — 1.0%
AMC Networks, Inc., Class A *	35	350
EchoStar Corp., Class A *	54	1,236
Gray Television, Inc.	129	405
John Wiley & Sons, Inc., Class A	79	3,449
Magnite, Inc. *	249	3,959
Scholastic Corp.	46	984
Stagwell, Inc. *	341	2,244
		12,627
Metals & Mining — 1.8%
Arch Resources, Inc.	19	2,693
Carpenter Technology Corp.	11	1,791
Coeur Mining, Inc. *	177	1,015
Commercial Metals Co.	179	8,868
Constellium SE *	79	815
Hecla Mining Co.	619	3,039
SunCoke Energy, Inc.	96	1,026
Warrior Met Coal, Inc.	65	3,508
		22,755
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Brightspire Capital, Inc.	210	1,183
Dynex Capital, Inc.	53	670
KKR Real Estate Finance Trust, Inc.	90	914
Ladder Capital Corp.	595	6,653
MFA Financial, Inc.	96	983
Redwood Trust, Inc.	107	696
TPG RE Finance Trust, Inc.	206	1,749
		12,848
Multi-Utilities — 0.9%
Avista Corp.	17	635
Black Hills Corp.	58	3,368
Northwestern Energy Group, Inc.	32	1,699
Unitil Corp.	114	6,201
		11,903
Office REITs — 1.6%
Brandywine Realty Trust	291	1,629
City Office REIT, Inc.	70	387
COPT Defense Properties	287	8,882
Paramount Group, Inc.	169	835
Piedmont Office Realty Trust, Inc., Class A	309	2,823
SL Green Realty Corp.	78	5,314
		19,870
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Small Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 4.5%
California Resources Corp.	47	2,458
Chord Energy Corp.	14	1,657
CNX Resources Corp. *	33	1,229
CONSOL Energy, Inc.	15	1,653
CVR Energy, Inc.	70	1,315
Gulfport Energy Corp. *	41	7,563
International Seaways, Inc.	78	2,809
Magnolia Oil & Gas Corp., Class A	46	1,067
Matador Resources Co.	102	5,726
Murphy Oil Corp.	157	4,744
Ovintiv, Inc.	71	2,867
Par Pacific Holdings, Inc. *	26	429
PBF Energy, Inc., Class A	67	1,768
Peabody Energy Corp.	106	2,219
Permian Resources Corp.	300	4,311
REX American Resources Corp. *	10	421
Scorpio Tankers, Inc. (Monaco)	19	957
SM Energy Co.	200	7,738
Teekay Tankers Ltd., Class A (Canada)	50	1,980
Uranium Energy Corp. *	211	1,409
World Kinect Corp.	93	2,559
		56,879
Passenger Airlines — 0.8%
Blade Air Mobility, Inc. *	101	428
JetBlue Airways Corp. *	217	1,707
SkyWest, Inc. *	62	6,213
Sun Country Airlines Holdings, Inc. *	105	1,530
		9,878
Personal Care Products — 0.4%
BellRing Brands, Inc. *	28	2,114
Edgewell Personal Care Co.	57	1,910
Honest Co., Inc. (The) *	211	1,460
		5,484
Pharmaceuticals — 0.9%
Amneal Pharmaceuticals, Inc. *	359	2,845
ANI Pharmaceuticals, Inc. *	51	2,808
Pacira BioSciences, Inc. *	195	3,669
Prestige Consumer Healthcare, Inc. *	30	2,378
		11,700
Professional Services — 1.3%
Barrett Business Services, Inc.	122	5,294
Conduent, Inc. *	564	2,280
INVESTMENTS	SHARES (000)	VALUE ($000)

Professional Services — continued
Heidrick & Struggles International, Inc.	31	1,396
IBEX Holdings Ltd. *	70	1,501
Korn Ferry	84	5,664
Planet Labs PBC *	206	831
		16,966
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc. *	99	328
Cushman & Wakefield plc *	315	4,116
Newmark Group, Inc., Class A	160	2,056
		6,500
Residential REITs — 0.5%
Independence Realty Trust, Inc.	235	4,659
UMH Properties, Inc.	42	798
Veris Residential, Inc.	72	1,191
		6,648
Retail REITs — 2.5%
Agree Realty Corp.	32	2,222
Curbline Properties Corp.	62	1,435
InvenTrust Properties Corp.	98	2,965
Kimco Realty Corp.	46	1,083
Kite Realty Group Trust	274	6,913
Macerich Co. (The)	106	2,116
Phillips Edison & Co., Inc.	281	10,533
Retail Opportunity Investments Corp.	227	3,931
		31,198
Semiconductors & Semiconductor Equipment — 1.1%
Ichor Holdings Ltd. *	204	6,572
Rigetti Computing, Inc. * (a)	477	7,274
		13,846
Software — 2.2%
Adeia, Inc.	229	3,197
Aurora Innovation, Inc. *	317	2,000
Cipher Mining, Inc. *	222	1,031
Consensus Cloud Solutions, Inc. *	56	1,333
Hut 8 Corp. (Canada) *	72	1,471
LiveRamp Holdings, Inc. *	161	4,909
MARA Holdings, Inc. * (a)	157	2,629
ON24, Inc. *	255	1,650
OneSpan, Inc. *	153	2,836
Ooma, Inc. *	90	1,265
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	17

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Verint Systems, Inc. *	91	2,498
Xperi, Inc. *	342	3,509
		28,328
Specialized REITs — 0.7%
Outfront Media, Inc.	74	1,309
PotlatchDeltic Corp.	180	7,065
		8,374
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A *	14	2,081
Academy Sports & Outdoors, Inc.	12	704
American Eagle Outfitters, Inc.	44	727
Arko Corp.	115	760
Asbury Automotive Group, Inc. *	30	7,270
BARK, Inc. * (a)	227	418
Caleres, Inc.	57	1,310
Citi Trends, Inc. * (a)	40	1,052
EVgo, Inc. * (a)	178	723
Foot Locker, Inc. *	32	688
Genesco, Inc. *	58	2,479
Group 1 Automotive, Inc.	22	9,179
Lands' End, Inc. *	61	808
Monro, Inc.	36	888
National Vision Holdings, Inc. *	129	1,344
Petco Health & Wellness Co., Inc. *	226	862
Shoe Carnival, Inc.	20	650
Signet Jewelers Ltd.	12	958
Urban Outfitters, Inc. *	47	2,563
Victoria's Secret & Co. *	78	3,253
		38,717
Technology Hardware, Storage & Peripherals — 0.0% ^
Turtle Beach Corp. *	28	479
Textiles, Apparel & Luxury Goods — 0.1%
G-III Apparel Group Ltd. *	31	1,026
Tobacco — 0.0% ^
Turning Point Brands, Inc.	10	623
Trading Companies & Distributors — 2.5%
Beacon Roofing Supply, Inc. *	15	1,540
BlueLinx Holdings, Inc. *	15	1,557
Boise Cascade Co.	38	4,458
DNOW, Inc. *	317	4,117
DXP Enterprises, Inc. *	35	2,907
INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — continued
GMS, Inc. *	15	1,302
Hudson Technologies, Inc. *	71	396
MRC Global, Inc. *	166	2,121
Rush Enterprises, Inc., Class A	159	8,692
WESCO International, Inc.	26	4,765
		31,855
Water Utilities — 0.3%
American States Water Co.	23	1,809
Consolidated Water Co. Ltd., Class D	66	1,707
		3,516
Wireless Telecommunication Services — 0.3%
Gogo, Inc. *	202	1,637
Spok Holdings, Inc.	53	850
Telephone and Data Systems, Inc.	42	1,435
		3,922
Total Common Stocks (Cost $983,892)		1,217,498
Short-Term Investments — 4.5%
Investment Companies — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (b) (c) (Cost $37,499)	37,487	37,502
Investment of Cash Collateral from Securities Loaned — 1.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c) (Cost $19,744)	19,744	19,744
Total Short-Term Investments (Cost $57,243)		57,246
Total Investments — 100.7% (Cost $1,041,135)		1,274,744
Liabilities in Excess of Other Assets — (0.7)%		(8,927)
NET ASSETS — 100.0%		1,265,817

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Small Cap Funds	December 31, 2024

(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $18,073.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	431	03/21/2025	USD	48,485	(1,627)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	19

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Aerospace & Defense — 0.8%
Howmet Aerospace, Inc.	15	1,701
Loar Holdings, Inc. *	22	1,617
		3,318
Automobile Components — 0.6%
Gentex Corp.	96	2,745
Banks — 6.5%
Commerce Bancshares, Inc.	55	3,409
Cullen/Frost Bankers, Inc.	35	4,703
First Horizon Corp.	260	5,225
First Interstate BancSystem, Inc., Class A	111	3,616
ServisFirst Bancshares, Inc.	23	1,977
Wintrust Financial Corp.	41	5,058
WSFS Financial Corp.	63	3,369
		27,357
Building Products — 6.3%
AAON, Inc.	23	2,718
AZEK Co., Inc. (The) *	61	2,896
Fortune Brands Innovations, Inc.	65	4,416
Hayward Holdings, Inc. *	361	5,514
Janus International Group, Inc. *	470	3,458
Lennox International, Inc.	5	3,388
Simpson Manufacturing Co., Inc.	26	4,303
		26,693
Capital Markets — 7.2%
Cboe Global Markets, Inc.	29	5,690
Evercore, Inc., Class A	17	4,825
FactSet Research Systems, Inc.	7	3,225
LPL Financial Holdings, Inc.	9	2,955
MarketAxess Holdings, Inc.	20	4,483
Moelis & Co., Class A	31	2,294
Morningstar, Inc.	8	2,874
StepStone Group, Inc., Class A	72	4,157
		30,503
Chemicals — 2.6%
Axalta Coating Systems Ltd. *	133	4,551
Perimeter Solutions, Inc. *	200	2,556
Quaker Chemical Corp.	28	3,900
		11,007
Commercial Services & Supplies — 4.9%
Driven Brands Holdings, Inc. *	238	3,848
MSA Safety, Inc.	46	7,672
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — continued
RB Global, Inc. (Canada)	41	3,657
Waste Connections, Inc.	33	5,693
		20,870
Construction & Engineering — 2.1%
WillScot Holdings Corp. *	267	8,941
Construction Materials — 1.3%
Eagle Materials, Inc.	23	5,640
Consumer Staples Distribution & Retail — 3.7%
BJ's Wholesale Club Holdings, Inc. *	45	3,994
Casey's General Stores, Inc.	10	4,177
Performance Food Group Co. *	87	7,362
		15,533
Containers & Packaging — 0.7%
AptarGroup, Inc.	20	3,173
Distributors — 2.4%
LKQ Corp.	122	4,484
Pool Corp.	17	5,765
		10,249
Diversified Consumer Services — 1.3%
Bright Horizons Family Solutions, Inc. *	49	5,444
Electronic Equipment, Instruments & Components — 0.6%
Cognex Corp.	68	2,423
Energy Equipment & Services — 0.9%
Cactus, Inc., Class A	69	4,019
Financial Services — 2.3%
Jack Henry & Associates, Inc.	25	4,415
WEX, Inc. *	30	5,258
		9,673
Food Products — 1.4%
Lamb Weston Holdings, Inc.	54	3,613
Utz Brands, Inc.	150	2,351
		5,964
Gas Utilities — 1.1%
Atmos Energy Corp.	33	4,557
Ground Transportation — 1.8%
Landstar System, Inc.	20	3,379
Saia, Inc. *	9	4,064
		7,443
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Small Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 3.8%
Envista Holdings Corp. *	228	4,405
ICU Medical, Inc. *	24	3,756
QuidelOrtho Corp. *	70	3,115
STERIS plc	23	4,638
		15,914
Health Care Providers & Services — 4.8%
Chemed Corp.	8	4,286
Concentra Group Holdings Parent, Inc.	118	2,323
Encompass Health Corp.	54	5,023
HealthEquity, Inc. *	36	3,485
Molina Healthcare, Inc. *	18	5,112
		20,229
Hotel & Resort REITs — 1.1%
Ryman Hospitality Properties, Inc.	46	4,774
Hotels, Restaurants & Leisure — 4.8%
Domino's Pizza, Inc.	9	3,802
Planet Fitness, Inc., Class A *	47	4,668
Vail Resorts, Inc.	25	4,707
Wendy's Co. (The)	226	3,680
Wyndham Hotels & Resorts, Inc.	34	3,377
		20,234
Industrial REITs — 0.9%
EastGroup Properties, Inc.	22	3,600
Insurance — 2.8%
Brown & Brown, Inc.	41	4,174
Kinsale Capital Group, Inc.	9	4,133
RLI Corp.	22	3,652
		11,959
Leisure Products — 1.1%
Brunswick Corp.	70	4,501
Life Sciences Tools & Services — 1.5%
Medpace Holdings, Inc. *	7	2,367
West Pharmaceutical Services, Inc.	13	4,104
		6,471
Machinery — 5.8%
Hillman Solutions Corp. *	342	3,334
IDEX Corp.	22	4,524
Lincoln Electric Holdings, Inc.	21	3,947
Nordson Corp.	19	3,953
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
RBC Bearings, Inc. *	16	4,842
Toro Co. (The)	46	3,702
		24,302
Oil, Gas & Consumable Fuels — 2.3%
DT Midstream, Inc.	35	3,501
SM Energy Co.	157	6,072
		9,573
Professional Services — 5.4%
Broadridge Financial Solutions, Inc.	15	3,363
First Advantage Corp. *	198	3,709
Paylocity Holding Corp. *	35	6,960
SS&C Technologies Holdings, Inc.	52	3,949
TransUnion	52	4,808
		22,789
Real Estate Management & Development — 1.6%
Cushman & Wakefield plc *	530	6,933
Residential REITs — 1.1%
Mid-America Apartment Communities, Inc.	31	4,796
Retail REITs — 0.7%
NNN REIT, Inc.	73	2,991
Semiconductors & Semiconductor Equipment — 4.1%
Allegro MicroSystems, Inc. (Japan) *	200	4,381
Entegris, Inc.	65	6,448
Power Integrations, Inc.	65	4,018
Teradyne, Inc.	20	2,451
		17,298
Software — 4.4%
Clearwater Analytics Holdings, Inc., Class A *	93	2,564
Guidewire Software, Inc. *	19	3,275
Manhattan Associates, Inc. *	15	3,970
nCino, Inc. *	68	2,280
Qualys, Inc. *	20	2,772
Tyler Technologies, Inc. *	6	3,540
		18,401
Specialized REITs — 0.8%
CubeSmart	75	3,226
Specialty Retail — 1.8%
Burlington Stores, Inc. *	16	4,688
Five Below, Inc. *	29	3,023
		7,711
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	21

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Trading Companies & Distributors — 1.5%
Core & Main, Inc., Class A *	124	6,310
Total Common Stocks (Cost $337,065)		417,564
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $5,745)	5,745	5,747
Total Investments — 100.2% (Cost $342,810)		423,311
Liabilities in Excess of Other Assets — (0.2)%		(765)
NET ASSETS — 100.0%		422,546

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Small Cap Funds	December 31, 2024

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.5%
Aerospace & Defense — 1.0%
Archer Aviation, Inc., Class A * (a)	113	1,101
Moog, Inc., Class A	10	1,913
Rocket Lab USA, Inc. * (a)	97	2,482
Standardaero, Inc. *	37	907
V2X, Inc. *	69	3,297
		9,700
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. *	102	683
Automobile Components — 1.4%
Adient plc *	45	774
American Axle & Manufacturing Holdings, Inc. *	119	695
Dana, Inc.	55	637
Dorman Products, Inc. *	15	1,928
Modine Manufacturing Co. *	60	6,996
Patrick Industries, Inc.	7	580
Phinia, Inc.	52	2,485
		14,095
Banks — 10.3%
Amalgamated Financial Corp.	64	2,130
Amerant Bancorp, Inc.	9	201
Ameris Bancorp	72	4,510
Associated Banc-Corp.	20	468
Atlantic Union Bankshares Corp.	12	471
Axos Financial, Inc. *	26	1,836
Banc of California, Inc.	140	2,166
Bancorp, Inc. (The) *	81	4,288
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	111	4,039
BankUnited, Inc.	25	953
Banner Corp.	20	1,336
Bridgewater Bancshares, Inc. *	6	83
Brookline Bancorp, Inc.	33	391
Business First Bancshares, Inc.	48	1,242
Byline Bancorp, Inc.	45	1,314
Cadence Bank	22	766
Capital City Bank Group, Inc.	6	215
Capitol Federal Financial, Inc.	36	212
Central Pacific Financial Corp.	15	450
CNB Financial Corp.	19	474
Coastal Financial Corp. *	29	2,501
Community Financial System, Inc.	11	650
ConnectOne Bancorp, Inc.	103	2,369
Customers Bancorp, Inc. *	39	1,906
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
Dime Community Bancshares, Inc.	13	392
Eastern Bankshares, Inc.	179	3,088
Enterprise Financial Services Corp.	61	3,426
Equity Bancshares, Inc., Class A	49	2,060
FB Financial Corp.	12	609
First BanCorp (Puerto Rico)	150	2,790
First Bancshares, Inc. (The)	43	1,513
First Financial Corp.	19	882
First Interstate BancSystem, Inc., Class A	10	309
First Merchants Corp.	53	2,102
First Mid Bancshares, Inc.	17	644
Glacier Bancorp, Inc.	9	454
Hancock Whitney Corp.	29	1,597
Hanmi Financial Corp.	76	1,788
Heartland Financial USA, Inc.	12	753
Heritage Commerce Corp.	157	1,475
Hilltop Holdings, Inc.	44	1,253
Home BancShares, Inc.	14	403
Hope Bancorp, Inc.	66	806
Independent Bank Corp.	14	921
Mercantile Bank Corp.	4	170
Metropolitan Bank Holding Corp. *	20	1,188
Mid Penn Bancorp, Inc.	4	112
MidWestOne Financial Group, Inc.	6	178
MVB Financial Corp.	2	36
OceanFirst Financial Corp.	149	2,702
OFG Bancorp (Puerto Rico)	60	2,545
Old National Bancorp	195	4,228
Old Second Bancorp, Inc.	116	2,070
Pathward Financial, Inc.	70	5,159
Peapack-Gladstone Financial Corp.	13	412
Pinnacle Financial Partners, Inc.	13	1,532
Preferred Bank	10	825
Premier Financial Corp.	13	331
QCR Holdings, Inc.	40	3,235
Seacoast Banking Corp. of Florida	30	833
South Plains Financial, Inc.	31	1,061
Southern Missouri Bancorp, Inc.	8	461
Southside Bancshares, Inc.	22	695
SouthState Corp.	10	958
Texas Capital Bancshares, Inc. *	8	620
Towne Bank	21	705
TriCo Bancshares	22	944
Trustmark Corp.	8	286
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	23

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
UMB Financial Corp.	15	1,654
United Bankshares, Inc.	17	641
United Community Banks, Inc.	27	856
Unity Bancorp, Inc.	18	789
Veritex Holdings, Inc.	52	1,403
WaFd, Inc.	14	457
WesBanco, Inc.	17	551
Wintrust Financial Corp.	16	1,960
WSFS Financial Corp.	10	541
		102,374
Beverages — 0.4%
Primo Brands Corp.	35	1,082
Vita Coco Co., Inc. (The) *	69	2,531
		3,613
Biotechnology — 8.6%
ACADIA Pharmaceuticals, Inc. *	90	1,647
Akero Therapeutics, Inc. *	87	2,419
Alkermes plc *	38	1,098
Allogene Therapeutics, Inc. * (a)	152	323
Amicus Therapeutics, Inc. *	275	2,592
Annexon, Inc. *	574	2,945
Arcutis Biotherapeutics, Inc. * (a)	427	5,943
Arrowhead Pharmaceuticals, Inc. *	29	544
Biohaven Ltd. *	41	1,542
Blueprint Medicines Corp. *	15	1,343
Bridgebio Pharma, Inc. *	16	443
Caribou Biosciences, Inc. * (a)	786	1,250
Cartesian Therapeutics, Inc. * (a)	105	1,890
Catalyst Pharmaceuticals, Inc. *	69	1,449
Crinetics Pharmaceuticals, Inc. *	75	3,829
Fate Therapeutics, Inc. *	480	792
Immunome, Inc. * (a)	246	2,608
Immunovant, Inc. *	53	1,304
Insmed, Inc. *	50	3,455
Intellia Therapeutics, Inc. *	29	342
iTeos Therapeutics, Inc. *	225	1,729
Janux Therapeutics, Inc. *	44	2,334
Kura Oncology, Inc. *	120	1,047
Kyverna Therapeutics, Inc. * (a)	185	693
MeiraGTx Holdings plc *	109	665
Mersana Therapeutics, Inc. *	404	577
Mirum Pharmaceuticals, Inc. *	81	3,342
Neurogene, Inc. *	100	2,293
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Nkarta, Inc. * (a)	889	2,213
Olema Pharmaceuticals, Inc. *	54	316
OmniAb Operations, Inc. ‡ *	7	—
Ovid therapeutics, Inc. *	487	454
Protagonist Therapeutics, Inc. *	113	4,344
Prothena Corp. plc (Ireland) *	31	429
PTC Therapeutics, Inc. *	28	1,271
Recursion Pharmaceuticals, Inc., Class A * (a)	270	1,825
Relay Therapeutics, Inc. *	247	1,018
Replimune Group, Inc. *	74	896
REVOLUTION Medicines, Inc. *	101	4,409
Sana Biotechnology, Inc. * (a)	1	1
Sera Prognostics, Inc., Class A * (a)	297	2,418
SpringWorks Therapeutics, Inc. * (a)	67	2,429
Sutro Biopharma, Inc. *	8	15
Syndax Pharmaceuticals, Inc. *	87	1,146
Taysha Gene Therapies, Inc. * (a)	1,003	1,735
Tenaya Therapeutics, Inc. * (a)	1,101	1,575
Travere Therapeutics, Inc. *	105	1,824
Twist Bioscience Corp. *	8	371
Tyra Biosciences, Inc. *	30	420
Vericel Corp. *	42	2,301
Viking Therapeutics, Inc. *	95	3,843
Xencor, Inc. *	24	546
Y-mAbs Therapeutics, Inc. *	2	17
		86,254
Building Products — 1.5%
Apogee Enterprises, Inc.	14	977
Gibraltar Industries, Inc. *	11	677
Griffon Corp.	86	6,174
Quanex Building Products Corp.	7	164
Resideo Technologies, Inc. *	52	1,191
Simpson Manufacturing Co., Inc.	4	633
UFP Industries, Inc.	45	5,101
		14,917
Capital Markets — 1.7%
BGC Group, Inc., Class A	75	678
Brightsphere Investment Group, Inc.	30	794
Donnelley Financial Solutions, Inc. *	42	2,621
Open Lending Corp. *	41	245
Piper Sandler Cos.	8	2,405
StoneX Group, Inc. *	28	2,732
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Small Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Victory Capital Holdings, Inc., Class A	56	3,660
Virtus Investment Partners, Inc.	15	3,434
		16,569
Chemicals — 1.4%
Avient Corp.	44	1,804
Balchem Corp.	11	1,716
Cabot Corp.	32	2,892
Ecovyst, Inc. *	19	146
Hawkins, Inc.	11	1,355
HB Fuller Co.	22	1,484
Innospec, Inc.	18	1,975
Orion SA (Germany)	102	1,610
Tronox Holdings plc	49	498
		13,480
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	122	6,228
Brink's Co. (The)	22	2,039
CoreCivic, Inc. *	64	1,399
GEO Group, Inc. (The) *	67	1,874
MillerKnoll, Inc.	65	1,476
Tetra Tech, Inc.	91	3,619
		16,635
Communications Equipment — 0.3%
ADTRAN Holdings, Inc. *	196	1,632
Extreme Networks, Inc. *	60	999
		2,631
Construction & Engineering — 4.3%
API Group Corp. *	139	5,014
Arcosa, Inc.	42	4,076
Comfort Systems USA, Inc.	3	1,436
Construction Partners, Inc., Class A *	28	2,432
Dycom Industries, Inc. *	22	3,860
Fluor Corp. *	94	4,651
Granite Construction, Inc. (a)	14	1,239
IES Holdings, Inc. *	12	2,335
MYR Group, Inc. *	37	5,488
Northwest Pipe Co. *	10	473
Primoris Services Corp.	98	7,518
Sterling Infrastructure, Inc. *	26	4,325
		42,847
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction Materials — 0.4%
Knife River Corp. *	18	1,799
Summit Materials, Inc., Class A *	40	2,022
		3,821
Consumer Finance — 1.4%
Enova International, Inc. *	59	5,673
FirstCash Holdings, Inc.	13	1,337
LendingClub Corp. *	68	1,094
PRA Group, Inc. *	18	383
Upstart Holdings, Inc. * (a)	94	5,762
		14,249
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc. (The)	28	1,138
Chefs' Warehouse, Inc. (The) *	59	2,914
Sprouts Farmers Market, Inc. *	54	6,859
United Natural Foods, Inc. *	15	406
		11,317
Containers & Packaging — 0.1%
Greif, Inc., Class A	8	526
O-I Glass, Inc. *	64	690
		1,216
Distributors — 0.1%
GigaCloud Technology, Inc., Class A (Hong Kong) * (a)	44	822
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc. *	28	2,529
Duolingo, Inc. *	7	2,435
KinderCare Learning Cos., Inc. * (a)	150	2,662
Laureate Education, Inc., Class A *	82	1,491
OneSpaWorld Holdings Ltd. (Bahamas)	118	2,344
Perdoceo Education Corp.	41	1,089
Stride, Inc. *	26	2,733
		15,283
Diversified REITs — 0.6%
American Assets Trust, Inc.	29	770
Armada Hoffler Properties, Inc.	16	159
Broadstone Net Lease, Inc.	61	965
Empire State Realty Trust, Inc., Class A	120	1,235
Essential Properties Realty Trust, Inc.	91	2,856
		5,985
Diversified Telecommunication Services — 0.6%
AST SpaceMobile, Inc. * (a)	30	640
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	25

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Telecommunication Services — continued
Bandwidth, Inc., Class A *	109	1,846
Globalstar, Inc. *	263	544
Iridium Communications, Inc.	14	406
Liberty Latin America Ltd., Class C (Puerto Rico) *	307	1,947
Lumen Technologies, Inc. *	207	1,101
		6,484
Electric Utilities — 0.8%
IDACORP, Inc.	25	2,776
Portland General Electric Co.	85	3,706
TXNM Energy, Inc.	40	1,945
		8,427
Electrical Equipment — 0.7%
Atkore, Inc.	37	3,067
Bloom Energy Corp., Class A * (a)	31	679
Fluence Energy, Inc. * (a)	49	786
NEXTracker, Inc., Class A *	17	628
Sunrun, Inc. *	76	702
Thermon Group Holdings, Inc. *	50	1,453
		7,315
Electronic Equipment, Instruments & Components — 3.2%
Bel Fuse, Inc., Class A	22	2,007
Benchmark Electronics, Inc.	118	5,335
Evolv Technologies Holdings, Inc. * (a)	578	2,284
Insight Enterprises, Inc. *	7	1,135
Knowles Corp. *	124	2,470
PAR Technology Corp. *	48	3,489
PC Connection, Inc.	4	268
Plexus Corp. *	30	4,711
Richardson Electronics Ltd.	44	622
Sanmina Corp. *	72	5,418
ScanSource, Inc. *	22	1,065
Vishay Intertechnology, Inc.	158	2,668
		31,472
Energy Equipment & Services — 1.7%
Archrock, Inc.	40	988
Cactus, Inc., Class A	7	441
Expro Group Holdings NV *	11	140
Helmerich & Payne, Inc.	8	243
Liberty Energy, Inc.	248	4,930
Noble Corp. plc	58	1,818
Oceaneering International, Inc. *	83	2,179
Patterson-UTI Energy, Inc.	191	1,576
INVESTMENTS	SHARES (000)	VALUE ($000)

Energy Equipment & Services — continued
Select Water Solutions, Inc.	134	1,772
Valaris Ltd. *	44	1,932
Weatherford International plc	18	1,285
		17,304
Entertainment — 0.2%
Cinemark Holdings, Inc. *	25	778
IMAX Corp. *	17	440
Lions Gate Entertainment Corp., Class A *	70	596
Vivid Seats, Inc., Class A * (a)	142	655
		2,469
Financial Services — 2.8%
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama) *	32	1,141
Enact Holdings, Inc.	106	3,422
Essent Group Ltd.	51	2,801
EVERTEC, Inc. (Puerto Rico)	61	2,122
Federal Agricultural Mortgage Corp., Class C	3	549
International Money Express, Inc. *	49	1,024
Jackson Financial, Inc., Class A	38	3,273
Merchants Bancorp	24	883
Mr. Cooper Group, Inc. *	55	5,302
NMI Holdings, Inc., Class A *	77	2,842
PennyMac Financial Services, Inc.	15	1,533
Radian Group, Inc.	87	2,752
Remitly Global, Inc. *	31	691
		28,335
Food Products — 1.4%
Cal-Maine Foods, Inc.	29	2,946
Dole plc	207	2,806
Fresh Del Monte Produce, Inc.	29	959
Freshpet, Inc. *	13	1,886
SunOpta, Inc. (Canada) * (a)	123	947
Utz Brands, Inc.	54	852
Vital Farms, Inc. *	84	3,177
		13,573
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	16	1,934
New Jersey Resources Corp.	28	1,297
Northwest Natural Holding Co.	21	839
ONE Gas, Inc.	64	4,412
		8,482
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Small Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 0.1%
ArcBest Corp.	15	1,428
Health Care Equipment & Supplies — 3.7%
Alphatec Holdings, Inc. *	75	691
AngioDynamics, Inc. *	112	1,031
AtriCure, Inc. *	74	2,255
Axogen, Inc. *	94	1,547
CVRx, Inc. *	243	3,075
Inari Medical, Inc. *	62	3,159
Inmode Ltd. *	40	670
Inogen, Inc. *	154	1,410
iRhythm Technologies, Inc. *	64	5,806
Lantheus Holdings, Inc. *	28	2,514
Omnicell, Inc. *	18	788
Paragon 28, Inc. * (a)	259	2,672
PROCEPT BioRobotics Corp. *	59	4,721
Pulmonx Corp. *	220	1,498
SI-BONE, Inc. *	48	670
Sight Sciences, Inc. *	18	68
Treace Medical Concepts, Inc. *	635	4,722
		37,297
Health Care Providers & Services — 1.3%
Addus HomeCare Corp. *	5	657
CorVel Corp. *	13	1,463
GeneDx Holdings Corp. *	34	2,620
Hims & Hers Health, Inc. *	75	1,816
National HealthCare Corp.	9	904
NeoGenomics, Inc. *	47	766
OPKO Health, Inc. * (a)	363	533
Option Care Health, Inc. *	94	2,189
Owens & Minor, Inc. *	143	1,871
Surgery Partners, Inc. *	18	380
		13,199
Health Care REITs — 0.8%
American Healthcare REIT, Inc.	122	3,473
CareTrust REIT, Inc.	41	1,096
Community Healthcare Trust, Inc.	16	313
Sabra Health Care REIT, Inc.	171	2,953
		7,835
Health Care Technology — 0.2%
Health Catalyst, Inc. *	272	1,926
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc.	110	1,691
Chatham Lodging Trust	43	389
DiamondRock Hospitality Co.	130	1,176
Ryman Hospitality Properties, Inc.	56	5,792
Xenia Hotels & Resorts, Inc.	111	1,647
		10,695
Hotels, Restaurants & Leisure — 1.6%
Accel Entertainment, Inc. *	160	1,705
Biglari Holdings, Inc., Class B *	3	865
Brinker International, Inc. *	21	2,847
El Pollo Loco Holdings, Inc. *	101	1,172
Hilton Grand Vacations, Inc. *	86	3,342
Kura Sushi USA, Inc., Class A * (a)	12	1,063
Life Time Group Holdings, Inc. *	45	987
Lindblad Expeditions Holdings, Inc. *	32	377
Monarch Casino & Resort, Inc.	12	959
Shake Shack, Inc., Class A *	10	1,259
Sweetgreen, Inc., Class A *	57	1,821
		16,397
Household Durables — 1.7%
Cavco Industries, Inc. *	2	991
Century Communities, Inc.	14	1,022
Champion Homes, Inc. *	13	1,171
Green Brick Partners, Inc. *	22	1,237
Installed Building Products, Inc.	6	960
KB Home	30	1,968
M/I Homes, Inc. *	11	1,393
Meritage Homes Corp.	16	2,402
Sonos, Inc. *	175	2,635
Taylor Morrison Home Corp. *	22	1,375
Tri Pointe Homes, Inc. *	45	1,637
		16,791
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc.	17	430
Clearway Energy, Inc., Class C	46	1,188
Sunnova Energy International, Inc. * (a)	34	116
		1,734
Industrial REITs — 0.4%
First Industrial Realty Trust, Inc.	12	604
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	27

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial REITs — continued
LXP Industrial Trust	216	1,752
Plymouth Industrial REIT, Inc.	71	1,275
		3,631
Insurance — 1.0%
CNO Financial Group, Inc.	77	2,868
Genworth Financial, Inc., Class A *	82	572
Hamilton Insurance Group Ltd., Class B (Bermuda) *	27	513
Oscar Health, Inc., Class A *	125	1,680
Palomar Holdings, Inc. *	12	1,329
RLI Corp.	11	1,837
Selective Insurance Group, Inc.	10	901
Skyward Specialty Insurance Group, Inc. *	8	393
		10,093
Interactive Media & Services — 0.9%
Cargurus, Inc. *	83	3,035
QuinStreet, Inc. *	65	1,509
Shutterstock, Inc.	19	586
Yelp, Inc. *	101	3,890
		9,020
IT Services — 0.5%
ASGN, Inc. *	11	885
Core Scientific, Inc. *	209	2,940
Unisys Corp. *	233	1,475
		5,300
Leisure Products — 0.5%
Funko, Inc., Class A *	121	1,619
Peloton Interactive, Inc., Class A * (a)	414	3,606
		5,225
Life Sciences Tools & Services — 0.1%
Adaptive Biotechnologies Corp. *	11	67
CryoPort, Inc. *	98	760
OmniAb, Inc. *	61	214
OmniAb, Inc. ‡ *	7	—
Quanterix Corp. *	21	223
		1,264
Machinery — 2.4%
Blue Bird Corp. *	33	1,260
Greenbrier Cos., Inc. (The)	3	180
Kadant, Inc.	8	2,693
Mueller Industries, Inc.	98	7,788
Mueller Water Products, Inc., Class A	142	3,205
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Terex Corp.	59	2,746
Titan International, Inc. *	121	820
Watts Water Technologies, Inc., Class A	24	4,873
		23,565
Marine Transportation — 0.3%
Matson, Inc.	21	2,863
Safe Bulkers, Inc. (Monaco)	87	309
		3,172
Media — 0.9%
EchoStar Corp., Class A *	24	538
Gray Television, Inc.	47	148
John Wiley & Sons, Inc., Class A	41	1,792
Magnite, Inc. *	199	3,174
Scholastic Corp.	20	430
Stagwell, Inc. *	229	1,509
Thryv Holdings, Inc. *	68	998
		8,589
Metals & Mining — 1.5%
Alpha Metallurgical Resources, Inc. *	4	725
Arch Resources, Inc.	10	1,409
ATI, Inc. *	11	578
Carpenter Technology Corp.	10	1,748
Coeur Mining, Inc. *	67	386
Commercial Metals Co.	118	5,848
Constellium SE *	76	785
Hecla Mining Co.	236	1,159
Olympic Steel, Inc.	9	307
SunCoke Energy, Inc.	27	284
Warrior Met Coal, Inc.	29	1,562
		14,791
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Brightspire Capital, Inc.	46	262
KKR Real Estate Finance Trust, Inc.	17	172
Ladder Capital Corp.	225	2,522
MFA Financial, Inc.	38	388
Redwood Trust, Inc.	40	259
TPG RE Finance Trust, Inc.	78	661
		4,264
Multi-Utilities — 0.4%
Avista Corp.	9	305
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Small Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — continued
Black Hills Corp.	11	654
Unitil Corp.	62	3,367
		4,326
Office REITs — 0.9%
Brandywine Realty Trust	57	320
City Office REIT, Inc.	36	196
COPT Defense Properties	163	5,035
Piedmont Office Realty Trust, Inc., Class A	84	767
SL Green Realty Corp.	36	2,479
		8,797
Oil, Gas & Consumable Fuels — 3.1%
California Resources Corp.	9	465
Chord Energy Corp.	10	1,156
CNX Resources Corp. *	31	1,143
CONSOL Energy, Inc.	4	428
CVR Energy, Inc.	26	486
Delek US Holdings, Inc.	21	383
Green Plains, Inc. *	18	173
Gulfport Energy Corp. *	14	2,613
International Seaways, Inc.	46	1,660
Magnolia Oil & Gas Corp., Class A	62	1,456
Matador Resources Co.	53	2,979
Murphy Oil Corp.	84	2,538
Ovintiv, Inc.	48	1,944
PBF Energy, Inc., Class A	30	798
Peabody Energy Corp.	12	241
Permian Resources Corp.	173	2,487
REX American Resources Corp. *	6	234
Scorpio Tankers, Inc. (Monaco)	3	158
SM Energy Co.	110	4,271
Teekay Corp. Ltd. (Bermuda)	137	952
Teekay Tankers Ltd., Class A (Canada)	27	1,072
Uranium Energy Corp. *	297	1,983
World Kinect Corp.	49	1,352
		30,972
Passenger Airlines — 0.6%
Blade Air Mobility, Inc. *	98	417
JetBlue Airways Corp. *	49	383
Joby Aviation, Inc. * (a)	162	1,319
SkyWest, Inc. *	33	3,297
Sun Country Airlines Holdings, Inc. *	40	582
		5,998
INVESTMENTS	SHARES (000)	VALUE ($000)

Personal Care Products — 0.6%
BellRing Brands, Inc. *	15	1,102
Edgewell Personal Care Co.	20	663
elf Beauty, Inc. *	16	2,069
Honest Co., Inc. (The) *	129	898
Oddity Tech Ltd., Class A (Israel) * (a)	32	1,341
		6,073
Pharmaceuticals — 0.9%
ANI Pharmaceuticals, Inc. *	10	540
Arvinas, Inc. *	80	1,535
Axsome Therapeutics, Inc. *	49	4,186
Esperion Therapeutics, Inc. *	512	1,127
Ventyx Biosciences, Inc. *	288	631
WaVe Life Sciences Ltd. *	66	815
		8,834
Professional Services — 2.1%
Barrett Business Services, Inc.	61	2,667
CBIZ, Inc. *	35	2,853
Conduent, Inc. *	481	1,944
Heidrick & Struggles International, Inc.	12	528
Huron Consulting Group, Inc. *	12	1,486
IBEX Holdings Ltd. *	56	1,208
Innodata, Inc. *	7	257
KBR, Inc.	37	2,171
Korn Ferry	28	1,873
Legalzoom.com, Inc. *	110	825
Planet Labs PBC *	70	283
TriNet Group, Inc.	41	3,716
Upwork, Inc. *	41	663
		20,474
Real Estate Management & Development — 0.3%
Cushman & Wakefield plc *	132	1,721
Newmark Group, Inc., Class A	45	580
Real Brokerage, Inc. (The) (Canada) *	131	602
		2,903
Residential REITs — 0.3%
Independence Realty Trust, Inc.	95	1,894
UMH Properties, Inc.	19	367
Veris Residential, Inc.	24	391
		2,652
Retail REITs — 1.4%
Agree Realty Corp.	8	549
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	29

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Retail REITs — continued
Curbline Properties Corp.	28	647
InvenTrust Properties Corp.	47	1,411
Kimco Realty Corp.	14	334
Kite Realty Group Trust	75	1,905
Phillips Edison & Co., Inc.	193	7,216
Retail Opportunity Investments Corp.	103	1,787
		13,849
Semiconductors & Semiconductor Equipment — 2.8%
Axcelis Technologies, Inc. *	6	404
Cirrus Logic, Inc. *	23	2,307
FormFactor, Inc. *	67	2,966
MaxLinear, Inc. *	147	2,905
NVE Corp.	23	1,857
Penguin Solutions, Inc. *	71	1,371
Rambus, Inc. *	120	6,344
Rigetti Computing, Inc. * (a)	333	5,085
Semtech Corp. *	25	1,526
Ultra Clean Holdings, Inc. *	92	3,302
		28,067
Software — 6.3%
A10 Networks, Inc.	25	458
Agilysys, Inc. *	16	2,055
Asana, Inc., Class A * (a)	85	1,729
Aurora Innovation, Inc. *	267	1,684
AvePoint, Inc. *	413	6,817
BlackLine, Inc. *	31	1,858
Box, Inc., Class A *	133	4,203
Braze, Inc., Class A *	33	1,392
Cipher Mining, Inc. *	158	731
Cleanspark, Inc. * (a)	28	257
Commvault Systems, Inc. *	15	2,280
Domo, Inc., Class B *	158	1,117
Hut 8 Corp. (Canada) *	27	548
InterDigital, Inc. (a)	23	4,554
LiveRamp Holdings, Inc. *	59	1,788
Logility Supply Chain Solutions, Inc., Class A	188	2,088
MARA Holdings, Inc. * (a)	189	3,163
ON24, Inc. *	115	745
OneSpan, Inc. *	101	1,872
Onestream, Inc. *	13	364
Ooma, Inc. *	124	1,743
Porch Group, Inc. *	95	468
Q2 Holdings, Inc. *	62	6,227
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — continued
Qualys, Inc. *	19	2,676
SPS Commerce, Inc. *	6	1,138
Viant Technology, Inc., Class A *	106	2,011
Workiva, Inc. *	34	3,689
Xperi, Inc. *	281	2,892
Zeta Global Holdings Corp., Class A *	73	1,323
Zuora, Inc., Class A *	53	523
		62,393
Specialized REITs — 0.4%
Outfront Media, Inc.	—	6
PotlatchDeltic Corp.	90	3,508
		3,514
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A *	28	4,134
Academy Sports & Outdoors, Inc.	4	256
American Eagle Outfitters, Inc.	70	1,169
Arko Corp.	45	297
Asbury Automotive Group, Inc. *	16	3,785
BARK, Inc. * (a)	168	309
Boot Barn Holdings, Inc. *	16	2,481
Buckle, Inc. (The)	39	1,988
Caleres, Inc.	21	495
Citi Trends, Inc. *	32	841
EVgo, Inc. * (a)	102	411
Genesco, Inc. *	20	859
Group 1 Automotive, Inc.	11	4,409
Lands' End, Inc. *	14	182
Monro, Inc.	17	420
Petco Health & Wellness Co., Inc. *	96	366
Shoe Carnival, Inc.	17	549
Signet Jewelers Ltd.	6	489
Urban Outfitters, Inc. *	28	1,557
Victoria's Secret & Co. *	41	1,709
Warby Parker, Inc., Class A *	177	4,284
		30,990
Technology Hardware, Storage & Peripherals — 0.3%
IonQ, Inc. * (a)	79	3,294
Turtle Beach Corp. *	10	175
		3,469
Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc. *	13	1,425
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Small Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Steven Madden Ltd.	45	1,938
Wolverine World Wide, Inc.	86	1,904
		5,267
Tobacco — 0.1%
Turning Point Brands, Inc.	14	855
Trading Companies & Distributors — 3.3%
Applied Industrial Technologies, Inc.	22	5,167
Beacon Roofing Supply, Inc. *	30	3,033
BlueLinx Holdings, Inc. *	7	757
Boise Cascade Co.	18	2,145
DNOW, Inc. *	228	2,960
DXP Enterprises, Inc. *	7	579
FTAI Aviation Ltd.	27	3,881
GMS, Inc. *	21	1,826
Herc Holdings, Inc.	23	4,412
Hudson Technologies, Inc. *	11	59
McGrath RentCorp	8	904
MRC Global, Inc. *	83	1,057
Rush Enterprises, Inc., Class A	76	4,162
WESCO International, Inc.	13	2,420
		33,362
Water Utilities — 0.2%
American States Water Co.	11	826
Consolidated Water Co. Ltd., Class D	50	1,304
		2,130
Wireless Telecommunication Services — 0.2%
Gogo, Inc. *	71	574
Spok Holdings, Inc.	40	636
Telephone and Data Systems, Inc.	14	484
		1,694
Total Common Stocks (Cost $828,843)		973,187
Short-Term Investments — 6.7%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (b) (c) (Cost $26,685)	26,677	26,687
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 4.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c) (Cost $39,696)	39,696	39,696
Total Short-Term Investments (Cost $66,381)		66,383
Total Investments — 104.2% (Cost $895,224)		1,039,570
Liabilities in Excess of Other Assets — (4.2)%		(41,820)
NET ASSETS — 100.0%		997,750

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $37,438.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	31

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	216	03/21/2025	USD	24,299	(319)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Small Cap Funds	December 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$1,565,420	$4,297,076	$3,541,224
Investments in affiliates, at value	27,535	81,514	33,564
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	14,532	21,656	82,262
Cash	132	552	137
Receivables:
Fund shares sold	1,158	10,709	10,918
Dividends from non-affiliates	1,304	3,249	703
Dividends from affiliates	4	10	4
Securities lending income (See Note 2.C.)	4	3	15
Total Assets	1,610,089	4,414,769	3,668,827
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	14,532	21,656	82,262
Fund shares redeemed	668	5,105	11,311
Accrued liabilities:
Investment advisory fees	893	2,503	2,047
Administration fees	96	291	234
Distribution fees	107	109	97
Service fees	196	522	290
Custodian and accounting fees	13	31	30
Trustees’ and Chief Compliance Officer’s fees	1	—	1
Other	119	287	291
Total Liabilities	16,625	30,504	96,563
Net Assets	$1,593,464	$4,384,265	$3,572,264
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	33

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$1,315,584	$2,779,718	$3,035,582
Total distributable earnings (loss)	277,880	1,604,547	536,682
Total Net Assets	$1,593,464	$4,384,265	$3,572,264
Net Assets:
Class A	$432,089	$435,367	$331,384
Class C	18,965	10,152	24,817
Class I	453,087	1,701,181	762,790
Class L	—	—	482,413
Class R2	—	4,054	12,358
Class R3	—	11,880	3,858
Class R4	—	600	1,268
Class R5	—	576,376	10,537
Class R6	689,323	1,644,655	1,942,839
Total	$1,593,464	$4,384,265	$3,572,264
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	16,213	10,475	18,687
Class C	1,232	503	2,452
Class I	13,673	31,237	36,625
Class L	—	—	22,025
Class R2	—	102	746
Class R3	—	291	218
Class R4	—	11	70
Class R5	—	10,539	481
Class R6	20,719	30,090	87,056
Net Asset Value (a):
Class A — Redemption price per share	$26.65	$41.56	$17.73
Class C — Offering price per share (b)	15.39	20.20	10.12
Class I — Offering and redemption price per share	33.14	54.46	20.83
Class L — Offering and redemption price per share	—	—	21.90
Class R2 — Offering and redemption price per share	—	39.62	16.57
Class R3 — Offering and redemption price per share	—	40.88	17.69
Class R4 — Offering and redemption price per share	—	54.25	18.05
Class R5 — Offering and redemption price per share	—	54.69	21.93
Class R6 — Offering and redemption price per share	33.27	54.66	22.32
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$28.13	$43.86	$18.71
Cost of investments in non-affiliates	$1,252,655	$2,863,830	$2,707,047
Cost of investments in affiliates	27,530	81,503	33,558
Investment securities on loan, at value (See Note 2.C.)	13,984	21,044	79,455
Cost of investment of cash collateral (See Note 2.C.)	14,532	21,656	82,262

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Small Cap Funds	December 31, 2024

	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
ASSETS:
Investments in non-affiliates, at value	$1,217,498	$417,564	$973,187
Investments in affiliates, at value	37,502	5,747	26,687
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	19,744	—	39,696
Cash	149	49	116
Deposits at broker for futures contracts	2,727	—	2,093
Receivables:
Fund shares sold	9,857	125	686
Dividends from non-affiliates	1,815	270	816
Dividends from affiliates	5	1	3
Securities lending income (See Note 2.C.)	41	—	56
Variation margin on futures contracts	35	—	26
Total Assets	1,289,373	423,756	1,043,366
LIABILITIES:
Payables:
Investment securities purchased	114	—	118
Collateral received on securities loaned (See Note 2.C.)	19,744	—	39,696
Fund shares redeemed	2,697	875	4,994
Accrued liabilities:
Investment advisory fees	712	182	536
Administration fees	75	14	67
Distribution fees	45	35	58
Service fees	61	50	103
Custodian and accounting fees	15	6	7
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	93	48	37
Total Liabilities	23,556	1,210	45,616
Net Assets	$1,265,817	$422,546	$997,750

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	35

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
NET ASSETS:
Paid-in-Capital	$1,020,194	$341,401	$836,921
Total distributable earnings (loss)	245,623	81,145	160,829
Total Net Assets	$1,265,817	$422,546	$997,750
Net Assets:
Class A	$128,147	$134,836	$118,955
Class C	2,613	7,945	4,716
Class I	179,029	97,652	166,729
Class L	—	—	237,215
Class R2	24,368	—	44,288
Class R3	15,153	967	40,009
Class R4	57	236	6,701
Class R5	19,521	—	31,486
Class R6	896,929	180,910	347,651
Total	$1,265,817	$422,546	$997,750
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	5,186	8,177	6,895
Class C	154	723	306
Class I	6,519	5,301	9,248
Class L	—	—	13,175
Class R2	1,007	—	2,686
Class R3	615	59	2,346
Class R4	2	13	376
Class R5	709	—	1,758
Class R6	32,521	9,789	19,300
Net Asset Value (a):
Class A — Redemption price per share	$24.71	$16.49	$17.25
Class C — Offering price per share (b)	16.95	10.99	15.40
Class I — Offering and redemption price per share	27.47	18.42	18.03
Class L — Offering and redemption price per share	—	—	18.01
Class R2 — Offering and redemption price per share	24.19	—	16.49
Class R3 — Offering and redemption price per share	24.65	16.47	17.04
Class R4 — Offering and redemption price per share	27.53	18.32	17.85
Class R5 — Offering and redemption price per share	27.52	—	17.91
Class R6 — Offering and redemption price per share	27.58	18.48	18.01
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$26.08	$17.40	$18.21
Cost of investments in non-affiliates	$983,892	$337,065	$828,843
Cost of investments in affiliates	37,499	5,745	26,685
Investment securities on loan, at value (See Note 2.C.)	18,073	—	37,438
Cost of investment of cash collateral (See Note 2.C.)	19,744	—	39,696

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Small Cap Funds	December 31, 2024

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited)
(Amounts in thousands)

	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$8,999	$25,166	$6,432
Dividend income from affiliates	1,014	3,940	1,060
Income from securities lending (net) (See Note 2.C.)	45	24	207
Total investment income	10,058	29,130	7,699
EXPENSES:
Investment advisory fees	5,146	14,908	12,008
Administration fees	594	1,720	1,386
Distribution fees:
Class A	536	561	429
Class C	69	64	103
Class R2	—	10	33
Class R3	—	16	6
Service fees:
Class A	536	561	429
Class C	23	21	34
Class I	564	2,277	924
Class L	—	—	259
Class R2	—	5	17
Class R3	—	16	6
Class R4	—	1	4
Class R5	—	307	6
Custodian and accounting fees	30	78	69
Interest expense to affiliates	— (a)	—	—
Professional fees	30	39	35
Trustees’ and Chief Compliance Officer’s fees	15	18	18
Printing and mailing costs	121	172	204
Registration and filing fees	53	58	27
Transfer agency fees (See Note 2.G.)	21	119	66
Other	12	28	23
Total expenses	7,750	20,979	16,086
Less fees waived	(185)	(327)	(154)
Less expense reimbursements	(1)	—	(32)
Net expenses	7,564	20,652	15,900
Net investment income (loss)	2,494	8,478	(8,201)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	37

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$39,279	$280,571	$96,900
Investments in affiliates	3	(3)	1
Net realized gain (loss)	39,282	280,568	96,901
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	54,423	105,414	115,340
Investments in affiliates	6	25	10
Change in net unrealized appreciation/depreciation	54,429	105,439	115,350
Net realized/unrealized gains (losses)	93,711	386,007	212,251
Change in net assets resulting from operations	$96,205	$394,485	$204,050
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Small Cap Funds	December 31, 2024

	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$51	$—	$40
Dividend income from non-affiliates	8,864	2,190	4,800
Dividend income from affiliates	784	298	659
Income from securities lending (net) (See Note 2.C.)	101	4	273
Total investment income	9,800	2,492	5,772
EXPENSES:
Investment advisory fees	4,343	1,165	3,100
Administration fees	501	159	388
Distribution fees:
Class A	170	171	153
Class C	11	32	20
Class R2	65	—	112
Class R3	19	1	51
Service fees:
Class A	170	171	153
Class C	4	11	7
Class I	234	123	220
Class L	—	—	122
Class R2	32	—	56
Class R3	19	1	51
Class R4	— (a)	— (a)	8
Class R5	12	—	15
Custodian and accounting fees	40	19	32
Interest expense to affiliates	— (a)	—	— (a)
Professional fees	30	29	31
Trustees’ and Chief Compliance Officer’s fees	14	14	14
Printing and mailing costs	73	23	33
Registration and filing fees	54	42	63
Transfer agency fees (See Note 2.G.)	48	20	25
Other	12	7	10
Total expenses	5,851	1,988	4,664
Less fees waived	(265)	(233)	(56)
Less expense reimbursements	(4)	(1)	—
Net expenses	5,582	1,754	4,608
Net investment income (loss)	4,218	738	1,164

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	39

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$40,162	$10,629	$65,766
Investments in affiliates	11	3	7
Futures contracts	6,926	—	2,735
Net realized gain (loss)	47,099	10,632	68,508
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	48,488	23,568	(11,796)
Investments in affiliates	3	1	3
Futures contracts	(2,037)	—	(425)
Change in net unrealized appreciation/depreciation	46,454	23,569	(12,218)
Net realized/unrealized gains (losses)	93,553	34,201	56,290
Change in net assets resulting from operations	$97,771	$34,939	$57,454
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Small Cap Funds	December 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,494	$5,707	$8,478	$26,448
Net realized gain (loss)	39,282	27,285	280,568	314,694
Change in net unrealized appreciation/depreciation	54,429	101,655	105,439	(5,628)
Change in net assets resulting from operations	96,205	134,647	394,485	335,514
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,985)	(994)	(49,415)	(21,095)
Class C	(272)	(50)	(2,862)	(2,718)
Class I	(3,971)	(1,515)	(155,155)	(83,034)
Class R2	—	—	(471)	(297)
Class R3	—	—	(1,393)	(773)
Class R4	—	—	(53)	(20)
Class R5	—	—	(54,466)	(27,134)
Class R6	(7,625)	(3,477)	(146,927)	(85,075)
Total distributions to shareholders	(15,853)	(6,036)	(410,742)	(220,146)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	57,441	25,850	(170,521)	(1,343,245)
NET ASSETS:
Change in net assets	137,793	154,461	(186,778)	(1,227,877)
Beginning of period	1,455,671	1,301,210	4,571,043	5,798,920
End of period	$1,593,464	$1,455,671	$4,384,265	$4,571,043
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(8,201)	$(11,324)	$4,218	$14,944
Net realized gain (loss)	96,901	46,316	47,099	59,507
Change in net unrealized appreciation/depreciation	115,350	234,834	46,454	82,981
Change in net assets resulting from operations	204,050	269,826	97,771	157,432
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,937)	—	(8,779)	(1,966)
Class C	(194)	—	(256)	(72)
Class I	(5,457)	—	(11,214)	(2,918)
Class L	(3,763)	—	—	—
Class R2	(42)	—	(1,696)	(313)
Class R3	(20)	—	(1,036)	(232)
Class R4	(22)	—	(3)	(296)
Class R5	(82)	—	(1,238)	(1,623)
Class R6	(17,050)	—	(57,341)	(15,525)
Total distributions to shareholders	(28,567)	—	(81,563)	(22,945)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(227,415)	(653,994)	(24,202)	(247,208)
NET ASSETS:
Change in net assets	(51,932)	(384,168)	(7,994)	(112,721)
Beginning of period	3,624,196	4,008,364	1,273,811	1,386,532
End of period	$3,572,264	$3,624,196	$1,265,817	$1,273,811
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Small Cap Funds	December 31, 2024

	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$738	$1,742	$1,164	$3,728
Net realized gain (loss)	10,632	1,589	68,508	50,152
Change in net unrealized appreciation/depreciation	23,569	18,309	(12,218)	49,756
Change in net assets resulting from operations	34,939	21,640	57,454	103,636
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,172)	(462)	(9,175)	(206)
Class C	(86)	(6)	(415)	—
Class I	(958)	(491)	(13,123)	(666)
Class L	—	—	(18,446)	(1,157)
Class R2	—	—	(3,460)	—
Class R3	(9)	(2)	(3,084)	(69)
Class R4	(2)	(1)	(532)	(20)
Class R5	—	—	(2,450)	(124)
Class R6	(2,208)	(723)	(27,987)	(1,929)
Total distributions to shareholders	(4,435)	(1,685)	(78,672)	(4,171)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,159)	36,105	59,384	(73,173)
NET ASSETS:
Change in net assets	29,345	56,060	38,166	26,292
Beginning of period	393,201	337,141	959,584	933,292
End of period	$422,546	$393,201	$997,750	$959,584
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$49,122	$83,586	$34,288	$67,569
Distributions reinvested	3,813	941	46,790	19,816
Cost of shares redeemed	(33,017)	(60,207)	(51,886)	(181,736)
Change in net assets resulting from Class A capital transactions	19,918	24,320	29,192	(94,351)
Class C
Proceeds from shares issued	3,158	5,450	1,620	2,715
Distributions reinvested	270	50	2,860	2,713
Cost of shares redeemed	(2,105)	(4,435)	(13,993)	(24,706)
Change in net assets resulting from Class C capital transactions	1,323	1,065	(9,513)	(19,278)
Class I
Proceeds from shares issued	54,918	127,621	225,916	374,655
Distributions reinvested	3,965	1,512	147,279	75,247
Cost of shares redeemed	(44,654)	(149,977)	(616,568)	(888,109)
Change in net assets resulting from Class I capital transactions	14,229	(20,844)	(243,373)	(438,207)
Class R2
Proceeds from shares issued	—	—	320	933
Distributions reinvested	—	—	461	294
Cost of shares redeemed	—	—	(498)	(3,361)
Change in net assets resulting from Class R2 capital transactions	—	—	283	(2,134)
Class R3
Proceeds from shares issued	—	—	1,759	13,779
Distributions reinvested	—	—	590	209
Cost of shares redeemed	—	—	(4,107)	(4,841)
Change in net assets resulting from Class R3 capital transactions	—	—	(1,758)	9,147
Class R4
Proceeds from shares issued	—	—	33	34
Distributions reinvested	—	—	53	20
Cost of shares redeemed	—	—	(22)	(65)
Change in net assets resulting from Class R4 capital transactions	—	—	64	(11)
Class R5
Proceeds from shares issued	—	—	37,885	116,466
Distributions reinvested	—	—	50,976	25,670
Cost of shares redeemed	—	—	(83,500)	(450,863)
Change in net assets resulting from Class R5 capital transactions	—	—	5,361	(308,727)
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Small Cap Funds	December 31, 2024

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$84,636	$169,929	$141,422	$367,726
Distributions reinvested	7,612	3,467	144,647	83,802
Cost of shares redeemed	(70,277)	(152,087)	(236,846)	(941,212)
Change in net assets resulting from Class R6 capital transactions	21,971	21,309	49,223	(489,684)
Total change in net assets resulting from capital transactions	$57,441	$25,850	$(170,521)	$(1,343,245)
SHARE TRANSACTIONS:
Class A
Issued	1,826	3,527	752	1,631
Reinvested	143	39	1,060	479
Redeemed	(1,228)	(2,545)	(1,135)	(4,365)
Change in Class A Shares	741	1,021	677	(2,255)
Class C
Issued	199	392	66	118
Reinvested	18	4	133	121
Redeemed	(134)	(321)	(591)	(1,078)
Change in Class C Shares	83	75	(392)	(839)
Class I
Issued	1,639	4,378	3,902	7,037
Reinvested	120	51	2,547	1,427
Redeemed	(1,331)	(5,127)	(10,541)	(16,783)
Change in Class I Shares	428	(698)	(4,092)	(8,319)
Class R2
Issued	—	—	7	22
Reinvested	—	—	11	8
Redeemed	—	—	(11)	(83)
Change in Class R2 Shares	—	—	7	(53)
Class R3
Issued	—	—	41	345
Reinvested	—	—	14	5
Redeemed	—	—	(94)	(116)
Change in Class R3 Shares	—	—	(39)	234
Class R4
Issued	—	—	— (a)	1
Reinvested	—	—	1	— (a)
Redeemed	—	—	— (a)	(1)
Change in Class R4 Shares	—	—	1	— (a)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	—	—	643	2,207
Reinvested	—	—	877	484
Redeemed	—	—	(1,443)	(8,759)
Change in Class R5 Shares	—	—	77	(6,068)
Class R6
Issued	2,524	5,766	2,447	7,069
Reinvested	230	117	2,491	1,580
Redeemed	(2,090)	(5,126)	(4,004)	(17,625)
Change in Class R6 Shares	664	757	934	(8,976)
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Small Cap Funds	December 31, 2024

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$17,551	$31,603	$6,184	$10,371
Distributions reinvested	1,778	—	8,526	1,902
Cost of shares redeemed	(41,551)	(81,279)	(16,132)	(29,454)
Change in net assets resulting from Class A capital transactions	(22,222)	(49,676)	(1,422)	(17,181)
Class C
Proceeds from shares issued	340	643	267	399
Distributions reinvested	188	—	256	72
Cost of shares redeemed	(5,094)	(9,909)	(943)	(2,228)
Change in net assets resulting from Class C capital transactions	(4,566)	(9,266)	(420)	(1,757)
Class I
Proceeds from shares issued	124,851	311,630	19,912	42,146
Distributions reinvested	1,469	—	11,208	2,915
Cost of shares redeemed	(70,378)	(155,548)	(32,790)	(83,333)
Change in net assets resulting from Class I capital transactions	55,942	156,082	(1,670)	(38,272)
Class L
Proceeds from shares issued	36,860	88,828	—	—
Distributions reinvested	3,637	—	—	—
Cost of shares redeemed	(108,148)	(222,249)	—	—
Change in net assets resulting from Class L capital transactions	(67,651)	(133,421)	—	—
Class R2
Proceeds from shares issued	1,338	2,785	3,736	5,057
Distributions reinvested	42	—	1,682	311
Cost of shares redeemed	(2,651)	(7,466)	(5,315)	(9,291)
Change in net assets resulting from Class R2 capital transactions	(1,271)	(4,681)	103	(3,923)
Class R3
Proceeds from shares issued	427	896	1,747	2,777
Distributions reinvested	20	—	1,036	232
Cost of shares redeemed	(1,285)	(2,453)	(1,183)	(7,405)
Change in net assets resulting from Class R3 capital transactions	(838)	(1,557)	1,600	(4,396)
Class R4
Proceeds from shares issued	108	939	14	2,824
Distributions reinvested	21	—	3	296
Cost of shares redeemed	(3,057)	(2,125)	(56)	(28,727)
Change in net assets resulting from Class R4 capital transactions	(2,928)	(1,186)	(39)	(25,607)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$1,082	$2,993	$4,549	$24,313
Distributions reinvested	82	—	1,177	1,614
Cost of shares redeemed	(3,136)	(11,141)	(11,307)	(122,249)
Change in net assets resulting from Class R5 capital transactions	(1,972)	(8,148)	(5,581)	(96,322)
Class R6
Proceeds from shares issued	129,551	343,878	80,816	226,911
Distributions reinvested	16,668	—	57,341	15,525
Cost of shares redeemed	(328,128)	(946,019)	(154,930)	(302,186)
Change in net assets resulting from Class R6 capital transactions	(181,909)	(602,141)	(16,773)	(59,750)
Total change in net assets resulting from capital transactions	$(227,415)	$(653,994)	$(24,202)	$(247,208)
SHARE TRANSACTIONS:
Class A
Issued	988	2,014	232	446
Reinvested	100	—	326	84
Redeemed	(2,352)	(5,239)	(606)	(1,256)
Change in Class A Shares	(1,264)	(3,225)	(48)	(726)
Class C
Issued	34	72	15	23
Reinvested	19	—	14	5
Redeemed	(501)	(1,106)	(51)	(135)
Change in Class C Shares	(448)	(1,034)	(22)	(107)
Class I
Issued	6,045	16,662	686	1,647
Reinvested	71	—	385	116
Redeemed	(3,380)	(8,486)	(1,124)	(3,301)
Change in Class I Shares	2,736	8,176	(53)	(1,538)
Class L
Issued	1,685	4,622	—	—
Reinvested	167	—	—	—
Redeemed	(4,996)	(11,737)	—	—
Change in Class L Shares	(3,144)	(7,115)	—	—
Class R2
Issued	83	189	145	220
Reinvested	2	—	66	14
Redeemed	(161)	(501)	(207)	(408)
Change in Class R2 Shares	(76)	(312)	4	(174)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Small Cap Funds	December 31, 2024

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	24	58	66	119
Reinvested	1	—	40	10
Redeemed	(73)	(161)	(45)	(306)
Change in Class R3 Shares	(48)	(103)	61	(177)
Class R4
Issued	6	57	1	111
Reinvested	1	—	— (a)	12
Redeemed	(170)	(134)	(2)	(1,058)
Change in Class R4 Shares	(163)	(77)	(1)	(935)
Class R5
Issued	48	160	151	965
Reinvested	4	—	40	64
Redeemed	(146)	(562)	(375)	(4,463)
Change in Class R5 Shares	(94)	(402)	(184)	(3,434)
Class R6
Issued	5,789	17,714	2,767	8,521
Reinvested	750	—	1,965	612
Redeemed	(14,716)	(47,180)	(5,224)	(11,366)
Change in Class R6 Shares	(8,177)	(29,466)	(492)	(2,233)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$8,237	$9,908	$12,042	$18,716
Distributions reinvested	1,138	452	8,178	186
Cost of shares redeemed	(12,000)	(22,595)	(12,763)	(23,576)
Change in net assets resulting from Class A capital transactions	(2,625)	(12,235)	7,457	(4,674)
Class C
Proceeds from shares issued	248	935	201	373
Distributions reinvested	85	6	409	—
Cost of shares redeemed	(1,286)	(5,568)	(1,011)	(3,966)
Change in net assets resulting from Class C capital transactions	(953)	(4,627)	(401)	(3,593)
Class I
Proceeds from shares issued	10,153	11,818	18,608	35,626
Distributions reinvested	925	472	12,668	641
Cost of shares redeemed	(12,447)	(31,601)	(26,201)	(69,624)
Change in net assets resulting from Class I capital transactions	(1,369)	(19,311)	5,075	(33,357)
Class L
Proceeds from shares issued	—	—	13,447	39,483
Distributions reinvested	—	—	17,915	1,042
Cost of shares redeemed	—	—	(20,123)	(51,015)
Change in net assets resulting from Class L capital transactions	—	—	11,239	(10,490)
Class R2
Proceeds from shares issued	—	—	4,891	6,161
Distributions reinvested	—	—	3,443	—
Cost of shares redeemed	—	—	(4,280)	(8,388)
Change in net assets resulting from Class R2 capital transactions	—	—	4,054	(2,227)
Class R3
Proceeds from shares issued	61	165	3,958	6,990
Distributions reinvested	7	2	2,921	65
Cost of shares redeemed	(33)	(726)	(4,076)	(7,166)
Change in net assets resulting from Class R3 capital transactions	35	(559)	2,803	(111)
Class R4
Proceeds from shares issued	8	93	1,589	1,012
Distributions reinvested	— (a)	— (a)	532	20
Cost of shares redeemed	(64)	(89)	(1,560)	(993)
Change in net assets resulting from Class R4 capital transactions	(56)	4	561	39

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Small Cap Funds	December 31, 2024

	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$—	$—	$7,667	$8,409
Distributions reinvested	—	—	2,247	9
Cost of shares redeemed	—	—	(903)	(746)
Change in net assets resulting from Class R5 capital transactions	—	—	9,011	7,672
Class R6
Proceeds from shares issued	24,274	123,691	43,602	54,758
Distributions reinvested	2,190	669	27,288	1,883
Cost of shares redeemed	(22,655)	(51,527)	(51,305)	(83,073)
Change in net assets resulting from Class R6 capital transactions	3,809	72,833	19,585	(26,432)
Total change in net assets resulting from capital transactions	$(1,159)	$36,105	$59,384	$(73,173)
SHARE TRANSACTIONS:
Class A
Issued	492	671	644	1,140
Reinvested	66	30	448	11
Redeemed	(720)	(1,543)	(687)	(1,437)
Change in Class A Shares	(162)	(842)	405	(286)
Class C
Issued	21	96	12	25
Reinvested	7	1	25	—
Redeemed	(114)	(574)	(61)	(270)
Change in Class C Shares	(86)	(477)	(24)	(245)
Class I
Issued	545	717	947	2,074
Reinvested	48	29	664	38
Redeemed	(677)	(1,939)	(1,371)	(4,110)
Change in Class I Shares	(84)	(1,193)	240	(1,998)
Class L
Issued	—	—	693	2,288
Reinvested	—	—	939	61
Redeemed	—	—	(1,044)	(2,965)
Change in Class L Shares	—	—	588	(616)
Class R2
Issued	—	—	279	387
Reinvested	—	—	197	—
Redeemed	—	—	(242)	(540)
Change in Class R2 Shares	—	—	234	(153)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	51

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	3	12	214	425
Reinvested	1	— (a)	162	4
Redeemed	(2)	(51)	(220)	(433)
Change in Class R3 Shares	2	(39)	156	(4)
Class R4
Issued	1	5	84	58
Reinvested	— (a)	— (a)	28	1
Redeemed	(4)	(5)	(81)	(61)
Change in Class R4 Shares	(3)	— (a)	31	(2)
Class R5
Issued	—	—	396	572
Reinvested	—	—	118	1
Redeemed	—	—	(47)	(44)
Change in Class R5 Shares	—	—	467	529
Class R6
Issued	1,269	7,442	2,250	3,179
Reinvested	115	40	1,431	110
Redeemed	(1,210)	(3,072)	(2,692)	(4,954)
Change in Class R6 Shares	174	4,410	989	(1,665)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Small Cap Funds	December 31, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Blend Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$25.27	$—	$1.63	$1.63	$(0.25)	$—	$(0.25)
Year Ended June 30, 2024	23.08	0.03	2.23	2.26	(0.07)	—	(0.07)
Year Ended June 30, 2023	20.86	0.03	2.68	2.71	(0.03)	(0.46)	(0.49)
Year Ended June 30, 2022	28.67	(0.02)	(5.77)	(5.79)	—	(2.02)	(2.02)
Year Ended June 30, 2021	19.11	(0.03)	10.08	10.05	(0.02)	(0.47)	(0.49)
Year Ended June 30, 2020	19.78	0.04	(0.04)	— (f)	(0.02)	(0.65)	(0.67)
Class C
Six Months Ended December 31, 2024 (Unaudited)	14.71	(0.04)	0.95	0.91	(0.23)	—	(0.23)
Year Ended June 30, 2024	13.51	(0.05)	1.30	1.25	(0.05)	—	(0.05)
Year Ended June 30, 2023	12.44	(0.05)	1.59	1.54	(0.01)	(0.46)	(0.47)
Year Ended June 30, 2022	18.01	(0.09)	(3.46)	(3.55)	—	(2.02)	(2.02)
Year Ended June 30, 2021	12.19	(0.08)	6.37	6.29	—	(0.47)	(0.47)
Year Ended June 30, 2020	12.90	(0.04)	(0.02)	(0.06)	—	(0.65)	(0.65)
Class I
Six Months Ended December 31, 2024 (Unaudited)	31.37	0.05	2.01	2.06	(0.29)	—	(0.29)
Year Ended June 30, 2024	28.60	0.11	2.77	2.88	(0.11)	—	(0.11)
Year Ended June 30, 2023	25.71	0.11	3.31	3.42	(0.07)	(0.46)	(0.53)
Year Ended June 30, 2022	34.81	0.05	(7.10)	(7.05)	(0.03)	(2.02)	(2.05)
Year Ended June 30, 2021	23.09	0.04	12.20	12.24	(0.05)	(0.47)	(0.52)
Year Ended June 30, 2020	23.75	0.10	(0.06)	0.04	(0.05)	(0.65)	(0.70)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	31.53	0.09	2.02	2.11	(0.37)	—	(0.37)
Year Ended June 30, 2024	28.74	0.19	2.77	2.96	(0.17)	—	(0.17)
Year Ended June 30, 2023	25.83	0.18	3.33	3.51	(0.14)	(0.46)	(0.60)
Year Ended June 30, 2022	34.96	0.13	(7.13)	(7.00)	(0.11)	(2.02)	(2.13)
Year Ended June 30, 2021	23.17	0.11	12.25	12.36	(0.10)	(0.47)	(0.57)
Year Ended June 30, 2020	23.82	0.16	(0.06)	0.10	(0.10)	(0.65)	(0.75)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Small Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$26.65	6.44%	$432,089	1.23%	0.03%	1.26%	21%
25.27	9.79	391,006	1.24	0.13	1.27	39
23.08	13.11	333,434	1.24	0.15	1.28	37
20.86	(21.57)	269,579	1.25	(0.09)	1.28	45
28.67	52.98	279,114	1.24	(0.12)	1.27	48
19.11	(0.24)	132,674	1.24	0.19	1.32	48

15.39	6.17	18,965	1.73	(0.46)	1.77	21
14.71	9.24	16,897	1.74	(0.37)	1.79	39
13.51	12.53	14,516	1.74	(0.35)	1.79	37
12.44	(21.93)	12,568	1.75	(0.59)	1.79	45
18.01	52.22	13,468	1.73	(0.56)	1.78	48
12.19	(0.83)	24,323	1.74	(0.31)	1.80	48

33.14	6.58	453,087	0.98	0.28	1.01	21
31.37	10.08	415,464	0.99	0.38	1.02	39
28.60	13.42	398,709	0.99	0.40	1.02	37
25.71	(21.39)	309,359	0.99	0.16	1.02	45
34.81	53.39	344,974	0.99	0.13	1.02	48
23.09	(0.02)	148,443	0.99	0.44	1.05	48

33.27	6.71	689,323	0.74	0.53	0.76	21
31.53	10.35	632,304	0.74	0.63	0.77	39
28.74	13.72	554,551	0.74	0.65	0.77	37
25.83	(21.21)	460,265	0.74	0.41	0.77	45
34.96	53.76	495,948	0.74	0.37	0.77	48
23.17	0.22	167,419	0.74	0.69	0.80	48

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Small Cap Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Equity Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$42.85	$0.01	$3.92	$3.93	$(0.09)	$(5.13)	$(5.22)
Year Ended June 30, 2024	42.10	0.07	2.72	2.79	(0.33)	(1.71)	(2.04)
Year Ended June 30, 2023	43.52	0.15	4.60	4.75	—	(6.17)	(6.17)
Year Ended June 30, 2022	65.04	(0.08)	(8.96)	(9.04)	—	(12.48)	(12.48)
Year Ended June 30, 2021	45.69	(0.02)	21.07	21.05	(0.07)	(1.63)	(1.70)
Year Ended June 30, 2020	50.05	0.12	(1.95)	(1.83)	(0.15)	(2.38)	(2.53)
Class C
Six Months Ended December 31, 2024 (Unaudited)	23.13	(0.06)	2.26	2.20	—	(5.13)	(5.13)
Year Ended June 30, 2024	23.71	(0.08)	1.49	1.41	(0.28)	(1.71)	(1.99)
Year Ended June 30, 2023	27.11	(0.04)	2.81	2.77	—	(6.17)	(6.17)
Year Ended June 30, 2022	45.39	(0.23)	(5.57)	(5.80)	—	(12.48)	(12.48)
Year Ended June 30, 2021	32.42	(0.20)	14.84	14.64	(0.04)	(1.63)	(1.67)
Year Ended June 30, 2020	36.25	(0.08)	(1.35)	(1.43)	(0.02)	(2.38)	(2.40)
Class I
Six Months Ended December 31, 2024 (Unaudited)	54.73	0.08	4.93	5.01	(0.15)	(5.13)	(5.28)
Year Ended June 30, 2024	53.16	0.23	3.46	3.69	(0.41)	(1.71)	(2.12)
Year Ended June 30, 2023	53.40	0.33	5.67	6.00	(0.07)	(6.17)	(6.24)
Year Ended June 30, 2022	76.84	0.09	(10.99)	(10.90)	(0.06)	(12.48)	(12.54)
Year Ended June 30, 2021	53.70	0.17	24.81	24.98	(0.21)	(1.63)	(1.84)
Year Ended June 30, 2020	58.34	0.30	(2.30)	(2.00)	(0.26)	(2.38)	(2.64)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	41.03	(0.05)	3.77	3.72	—	(5.13)	(5.13)
Year Ended June 30, 2024	40.43	(0.03)	2.61	2.58	(0.27)	(1.71)	(1.98)
Year Ended June 30, 2023	42.12	0.05	4.43	4.48	—	(6.17)	(6.17)
Year Ended June 30, 2022	63.47	(0.20)	(8.67)	(8.87)	—	(12.48)	(12.48)
Year Ended June 30, 2021	44.70	(0.15)	20.59	20.44	(0.04)	(1.63)	(1.67)
Year Ended June 30, 2020	48.98	0.01	(1.91)	(1.90)	—	(2.38)	(2.38)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	42.20	0.01	3.87	3.88	(0.07)	(5.13)	(5.20)
Year Ended June 30, 2024	41.64	0.07	2.68	2.75	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	43.11	0.14	4.57	4.71	(0.01)	(6.17)	(6.18)
Year Ended June 30, 2022	64.53	(0.06)	(8.88)	(8.94)	—	(12.48)	(12.48)
Year Ended June 30, 2021	45.38	— (f)	20.92	20.92	(0.14)	(1.63)	(1.77)
Year Ended June 30, 2020	49.73	0.13	(1.93)	(1.80)	(0.17)	(2.38)	(2.55)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	54.56	0.09	4.90	4.99	(0.17)	(5.13)	(5.30)
Year Ended June 30, 2024	53.01	0.23	3.45	3.68	(0.42)	(1.71)	(2.13)
Year Ended June 30, 2023	53.28	0.31	5.68	5.99	(0.09)	(6.17)	(6.26)
Year Ended June 30, 2022	76.73	0.09	(10.98)	(10.89)	(0.08)	(12.48)	(12.56)
Year Ended June 30, 2021	53.63	0.17	24.78	24.95	(0.22)	(1.63)	(1.85)
Year Ended June 30, 2020	58.26	0.29	(2.29)	(2.00)	(0.25)	(2.38)	(2.63)

56

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$41.56	8.49%	$435,367	1.24%	0.03%	1.24%	14%
42.85	6.84	419,876	1.24	0.17	1.25	19
42.10	11.25	507,387	1.25	0.34	1.26	22
43.52	(17.26)	527,124	1.27	(0.13)	1.27	16
65.04	46.60	846,460	1.26	(0.03)	1.27	29
45.69	(4.11)	653,887	1.26	0.25	1.27	23

20.20	8.25	10,152	1.75	(0.51)	1.75	14
23.13	6.27	20,708	1.75	(0.33)	1.76	19
23.71	10.70	41,111	1.74	(0.17)	1.75	22
27.11	(17.65)	53,369	1.75	(0.62)	1.75	16
45.39	45.91	87,848	1.74	(0.50)	1.74	29
32.42	(4.56)	80,258	1.74	(0.24)	1.75	23

54.46	8.62	1,701,181	0.98	0.28	1.00	14
54.73	7.12	1,933,600	0.99	0.43	1.01	19
53.16	11.53	2,320,448	0.99	0.61	1.00	22
53.40	(17.02)	2,480,437	0.99	0.14	1.00	16
76.84	47.01	4,239,905	0.98	0.25	0.99	29
53.70	(3.83)	3,240,725	0.98	0.54	0.99	23

39.62	8.36	4,054	1.48	(0.21)	1.53	14
41.03	6.59	3,914	1.49	(0.06)	1.53	19
40.43	10.96	5,984	1.49	0.12	1.52	22
42.12	(17.44)	5,646	1.49	(0.36)	1.51	16
63.47	46.28	7,744	1.48	(0.26)	1.51	29
44.70	(4.32)	6,746	1.49	0.02	1.52	23

40.88	8.50	11,880	1.24	0.02	1.24	14
42.20	6.83	13,949	1.25	0.16	1.25	19
41.64	11.26	4,013	1.24	0.34	1.24	22
43.11	(17.24)	4,281	1.24	(0.11)	1.24	16
64.53	46.66	5,829	1.23	— (g)	1.24	29
45.38	(4.08)	2,948	1.24	0.28	1.24	23

54.25	8.62	600	0.98	0.30	1.00	14
54.56	7.12	542	0.99	0.44	1.08	19
53.01	11.54	538	0.99	0.57	1.01	22
53.28	(17.03)	688	0.99	0.14	1.00	16
76.73	47.01	834	0.98	0.25	1.00	29
53.63	(3.83)	449	0.98	0.53	1.01	23

57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Equity Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$55.00	$0.14	$4.95	$5.09	$(0.27)	$(5.13)	$(5.40)
Year Ended June 30, 2024	53.42	0.33	3.48	3.81	(0.52)	(1.71)	(2.23)
Year Ended June 30, 2023	53.64	0.44	5.69	6.13	(0.18)	(6.17)	(6.35)
Year Ended June 30, 2022	77.14	0.23	(11.05)	(10.82)	(0.20)	(12.48)	(12.68)
Year Ended June 30, 2021	53.88	0.30	24.90	25.20	(0.31)	(1.63)	(1.94)
Year Ended June 30, 2020	58.51	0.40	(2.30)	(1.90)	(0.35)	(2.38)	(2.73)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	54.98	0.16	4.95	5.11	(0.30)	(5.13)	(5.43)
Year Ended June 30, 2024	53.41	0.36	3.48	3.84	(0.56)	(1.71)	(2.27)
Year Ended June 30, 2023	53.63	0.48	5.68	6.16	(0.21)	(6.17)	(6.38)
Year Ended June 30, 2022	77.14	0.26	(11.05)	(10.79)	(0.24)	(12.48)	(12.72)
Year Ended June 30, 2021	53.87	0.34	24.90	25.24	(0.34)	(1.63)	(1.97)
Year Ended June 30, 2020	58.50	0.44	(2.30)	(1.86)	(0.39)	(2.38)	(2.77)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Amount rounds to less than 0.005%.

58

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$54.69	8.73%	$576,376	0.79%	0.48%	0.84%	14%
55.00	7.31	575,395	0.80	0.63	0.85	19
53.42	11.76	882,992	0.80	0.83	0.84	22
53.64	(16.87)	778,819	0.80	0.34	0.84	16
77.14	47.29	1,309,013	0.79	0.44	0.84	29
53.88	(3.65)	984,863	0.80	0.71	0.84	23

54.66	8.77	1,644,655	0.74	0.53	0.74	14
54.98	7.37	1,603,059	0.74	0.68	0.75	19
53.41	11.83	2,036,447	0.74	0.88	0.74	22
53.63	(16.83)	1,793,598	0.74	0.39	0.75	16
77.14	47.39	2,069,498	0.73	0.50	0.74	29
53.87	(3.60)	1,625,610	0.74	0.78	0.74	23

59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Growth Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$16.91	$(0.07)	$0.99	$0.92	$(0.10)	$—	$(0.10)
Year Ended June 30, 2024	15.75	(0.11)	1.27	1.16	—	—	—
Year Ended June 30, 2023	13.92	(0.10)	2.00	1.90	—	(0.07)	(0.07)
Year Ended June 30, 2022	25.86	(0.20)	(8.46)	(8.66)	—	(3.28)	(3.28)
Year Ended June 30, 2021	18.70	(0.23)	9.22	8.99	(0.01)	(1.82)	(1.83)
Year Ended June 30, 2020	17.00	(0.11)	2.88	2.77	—	(1.07)	(1.07)
Class C
Six Months Ended December 31, 2024 (Unaudited)	9.69	(0.07)	0.58	0.51	(0.08)	—	(0.08)
Year Ended June 30, 2024	9.08	(0.11)	0.72	0.61	—	—	—
Year Ended June 30, 2023	8.09	(0.10)	1.16	1.06	—	(0.07)	(0.07)
Year Ended June 30, 2022	16.62	(0.18)	(5.07)	(5.25)	—	(3.28)	(3.28)
Year Ended June 30, 2021	12.53	(0.23)	6.14	5.91	—	(1.82)	(1.82)
Year Ended June 30, 2020	11.78	(0.13)	1.95	1.82	—	(1.07)	(1.07)
Class I
Six Months Ended December 31, 2024 (Unaudited)	19.86	(0.06)	1.18	1.12	(0.15)	—	(0.15)
Year Ended June 30, 2024	18.46	(0.08)	1.48	1.40	—	—	—
Year Ended June 30, 2023	16.26	(0.07)	2.34	2.27	—	(0.07)	(0.07)
Year Ended June 30, 2022	29.53	(0.16)	(9.83)	(9.99)	—	(3.28)	(3.28)
Year Ended June 30, 2021	21.14	(0.20)	10.46	10.26	(0.05)	(1.82)	(1.87)
Year Ended June 30, 2020	19.05	(0.07)	3.24	3.17	(0.01)	(1.07)	(1.08)
Class L
Six Months Ended December 31, 2024 (Unaudited)	20.88	(0.05)	1.24	1.19	(0.17)	—	(0.17)
Year Ended June 30, 2024	19.38	(0.06)	1.56	1.50	—	—	—
Year Ended June 30, 2023	17.04	(0.05)	2.46	2.41	—	(0.07)	(0.07)
Year Ended June 30, 2022	30.73	(0.14)	(10.27)	(10.41)	—	(3.28)	(3.28)
Year Ended June 30, 2021	21.93	(0.16)	10.85	10.69	(0.07)	(1.82)	(1.89)
Year Ended June 30, 2020	19.71	(0.04)	3.36	3.32	(0.03)	(1.07)	(1.10)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	15.78	(0.09)	0.94	0.85	(0.06)	—	(0.06)
Year Ended June 30, 2024	14.74	(0.14)	1.18	1.04	—	—	—
Year Ended June 30, 2023	13.06	(0.13)	1.88	1.75	—	(0.07)	(0.07)
Year Ended June 30, 2022	24.55	(0.23)	(7.98)	(8.21)	—	(3.28)	(3.28)
Year Ended June 30, 2021	17.85	(0.27)	8.79	8.52	—	(1.82)	(1.82)
Year Ended June 30, 2020	16.31	(0.14)	2.75	2.61	—	(1.07)	(1.07)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	16.85	(0.07)	1.00	0.93	(0.09)	—	(0.09)
Year Ended June 30, 2024	15.71	(0.11)	1.25	1.14	—	—	—
Year Ended June 30, 2023	13.88	(0.10)	2.00	1.90	—	(0.07)	(0.07)
Year Ended June 30, 2022	25.79	(0.19)	(8.44)	(8.63)	—	(3.28)	(3.28)
Year Ended June 30, 2021	18.66	(0.23)	9.21	8.98	(0.03)	(1.82)	(1.85)
Year Ended June 30, 2020	17.00	(0.11)	2.87	2.76	(0.03)	(1.07)	(1.10)

60

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$17.73	5.47%	$331,384	1.24%	(0.82)%	1.25%	22%
16.91	7.37	337,263	1.24	(0.70)	1.26	43
15.75	13.67	365,116	1.24	(0.67)	1.26	33
13.92	(37.40)	384,556	1.25	(0.95)	1.26	35
25.86	48.64	760,153	1.23	(0.95)	1.25	52
18.70	16.92	500,357	1.24	(0.63)	1.27	51

10.12	5.26	24,817	1.73	(1.31)	1.75	22
9.69	6.72	28,114	1.74	(1.20)	1.76	43
9.08	13.13	35,717	1.74	(1.17)	1.76	33
8.09	(37.71)	41,416	1.75	(1.45)	1.76	35
16.62	47.95	90,880	1.73	(1.44)	1.74	52
12.53	16.32	62,434	1.74	(1.13)	1.77	51

20.83	5.64	762,790	0.99	(0.58)	0.99	22
19.86	7.58	672,889	0.99	(0.45)	1.00	43
18.46	13.97	474,603	0.99	(0.41)	1.01	33
16.26	(37.24)	569,015	1.00	(0.69)	1.01	35
29.53	49.03	1,013,916	0.98	(0.70)	0.99	52
21.14	17.19	466,094	0.99	(0.37)	1.01	51

21.90	5.71	482,413	0.84	(0.42)	0.84	22
20.88	7.74	525,520	0.84	(0.30)	0.85	43
19.38	14.16	625,672	0.84	(0.27)	0.85	33
17.04	(37.15)	496,522	0.85	(0.55)	0.86	35
30.73	49.21	1,096,814	0.84	(0.55)	0.84	52
21.93	17.40	735,649	0.84	(0.23)	0.86	51

16.57	5.36	12,358	1.48	(1.07)	1.52	22
15.78	7.06	12,988	1.49	(0.95)	1.53	43
14.74	13.42	16,702	1.49	(0.92)	1.53	33
13.06	(37.58)	16,716	1.50	(1.20)	1.52	35
24.55	48.29	31,503	1.49	(1.19)	1.51	52
17.85	16.64	24,496	1.49	(0.88)	1.52	51

17.69	5.53	3,858	1.24	(0.82)	1.28	22
16.85	7.26	4,483	1.24	(0.70)	1.29	43
15.71	13.70	5,799	1.24	(0.66)	1.29	33
13.88	(37.38)	5,134	1.25	(0.95)	1.28	35
25.79	48.67	9,313	1.24	(0.95)	1.27	52
18.66	16.86	5,217	1.24	(0.63)	1.29	51

61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Growth Fund (continued)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	$17.21	$(0.05)	$1.02	$0.97	$(0.13)	$—	$(0.13)
Year Ended June 30, 2024	15.99	(0.07)	1.29	1.22	—	—	—
Year Ended June 30, 2023	14.10	(0.06)	2.02	1.96	—	(0.07)	(0.07)
Year Ended June 30, 2022	26.08	(0.14)	(8.56)	(8.70)	—	(3.28)	(3.28)
Year Ended June 30, 2021	18.83	(0.17)	9.29	9.12	(0.05)	(1.82)	(1.87)
Year Ended June 30, 2020	17.09	(0.06)	2.90	2.84	(0.03)	(1.07)	(1.10)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	20.90	(0.05)	1.25	1.20	(0.17)	—	(0.17)
Year Ended June 30, 2024	19.40	(0.06)	1.56	1.50	—	—	—
Year Ended June 30, 2023	17.06	(0.05)	2.46	2.41	—	(0.07)	(0.07)
Year Ended June 30, 2022	30.76	(0.14)	(10.28)	(10.42)	—	(3.28)	(3.28)
Year Ended June 30, 2021	21.95	(0.16)	10.86	10.70	(0.07)	(1.82)	(1.89)
Year Ended June 30, 2020	19.72	(0.04)	3.36	3.32	(0.02)	(1.07)	(1.09)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	21.28	(0.04)	1.28	1.24	(0.20)	—	(0.20)
Year Ended June 30, 2024	19.73	(0.04)	1.59	1.55	—	—	—
Year Ended June 30, 2023	17.34	(0.03)	2.49	2.46	—	(0.07)	(0.07)
Year Ended June 30, 2022	31.17	(0.11)	(10.44)	(10.55)	—	(3.28)	(3.28)
Year Ended June 30, 2021	22.21	(0.13)	10.99	10.86	(0.08)	(1.82)	(1.90)
Year Ended June 30, 2020	19.95	(0.02)	3.40	3.38	(0.05)	(1.07)	(1.12)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

62

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$18.05	5.66%	$1,268	0.99%	(0.56)%	1.00%	22%
17.21	7.63	4,013	0.99	(0.45)	1.01	43
15.99	13.92	4,955	0.99	(0.42)	1.01	33
14.10	(37.22)	5,073	1.00	(0.68)	1.01	35
26.08	49.01	5,878	0.98	(0.69)	0.99	52
18.83	17.25	2,821	0.99	(0.38)	1.04	51

21.93	5.75	10,537	0.84	(0.41)	0.85	22
20.90	7.73	12,015	0.84	(0.29)	0.86	43
19.40	14.14	18,939	0.84	(0.27)	0.86	33
17.06	(37.15)	20,537	0.84	(0.55)	0.86	35
30.76	49.22	40,613	0.84	(0.55)	0.85	52
21.95	17.37	22,261	0.84	(0.23)	0.86	51

22.32	5.81	1,942,839	0.74	(0.32)	0.75	22
21.28	7.86	2,026,911	0.74	(0.20)	0.75	43
19.73	14.20	2,460,861	0.74	(0.17)	0.76	33
17.34	(37.07)	2,380,212	0.74	(0.44)	0.76	35
31.17	49.40	3,794,115	0.74	(0.45)	0.74	52
22.21	17.49	2,140,824	0.74	(0.12)	0.76	51

63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Value Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$24.62	$0.04	$1.82	$1.86	$(0.15)	$(1.62)	$(1.77)
Year Ended June 30, 2024	22.44	0.18	2.35	2.53	(0.31)	(0.04)	(0.35)
Year Ended June 30, 2023	22.93	0.21	1.58	1.79	(0.25)	(2.03)	(2.28)
Year Ended June 30, 2022	32.06	0.12	(4.25)	(4.13)	(0.13)	(4.87)	(5.00)
Year Ended June 30, 2021	18.48	0.12	13.59	13.71	(0.13)	—	(0.13)
Year Ended June 30, 2020	23.65	0.16	(3.82)	(3.66)	(0.18)	(1.33)	(1.51)
Class C
Six Months Ended December 31, 2024 (Unaudited)	17.40	(0.02)	1.31	1.29	(0.12)	(1.62)	(1.74)
Year Ended June 30, 2024	15.99	0.04	1.67	1.71	(0.26)	(0.04)	(0.30)
Year Ended June 30, 2023	16.97	0.07	1.17	1.24	(0.19)	(2.03)	(2.22)
Year Ended June 30, 2022	25.08	(0.02)	(3.14)	(3.16)	(0.08)	(4.87)	(4.95)
Year Ended June 30, 2021	14.52	0.01	10.64	10.65	(0.09)	—	(0.09)
Year Ended June 30, 2020	18.90	0.04	(2.97)	(2.93)	(0.12)	(1.33)	(1.45)
Class I
Six Months Ended December 31, 2024 (Unaudited)	27.19	0.08	2.01	2.09	(0.19)	(1.62)	(1.81)
Year Ended June 30, 2024	24.73	0.26	2.60	2.86	(0.36)	(0.04)	(0.40)
Year Ended June 30, 2023	25.05	0.30	1.71	2.01	(0.30)	(2.03)	(2.33)
Year Ended June 30, 2022	34.53	0.23	(4.65)	(4.42)	(0.19)	(4.87)	(5.06)
Year Ended June 30, 2021	19.88	0.21	14.62	14.83	(0.18)	—	(0.18)
Year Ended June 30, 2020	25.32	0.23	(4.11)	(3.88)	(0.23)	(1.33)	(1.56)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	24.14	—	1.79	1.79	(0.12)	(1.62)	(1.74)
Year Ended June 30, 2024	22.02	0.10	2.32	2.42	(0.26)	(0.04)	(0.30)
Year Ended June 30, 2023	22.54	0.15	1.55	1.70	(0.19)	(2.03)	(2.22)
Year Ended June 30, 2022	31.62	0.05	(4.17)	(4.12)	(0.09)	(4.87)	(4.96)
Year Ended June 30, 2021	18.25	0.06	13.41	13.47	(0.10)	—	(0.10)
Year Ended June 30, 2020	23.37	0.11	(3.77)	(3.66)	(0.13)	(1.33)	(1.46)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	24.56	0.03	1.83	1.86	(0.15)	(1.62)	(1.77)
Year Ended June 30, 2024	22.38	0.16	2.35	2.51	(0.29)	(0.04)	(0.33)
Year Ended June 30, 2023	22.88	0.21	1.57	1.78	(0.25)	(2.03)	(2.28)
Year Ended June 30, 2022	32.00	0.13	(4.24)	(4.11)	(0.14)	(4.87)	(5.01)
Year Ended June 30, 2021	18.45	0.13	13.56	13.69	(0.14)	—	(0.14)
Year Ended June 30, 2020	23.61	0.16	(3.81)	(3.65)	(0.18)	(1.33)	(1.51)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	27.24	0.08	2.01	2.09	(0.18)	(1.62)	(1.80)
Year Ended June 30, 2024	24.73	0.22	2.62	2.84	(0.29)	(0.04)	(0.33)
Year Ended June 30, 2023	25.05	0.29	1.72	2.01	(0.30)	(2.03)	(2.33)
Year Ended June 30, 2022	34.52	0.22	(4.63)	(4.41)	(0.19)	(4.87)	(5.06)
Year Ended June 30, 2021	19.88	0.22	14.61	14.83	(0.19)	—	(0.19)
Year Ended June 30, 2020	25.28	0.19	(4.06)	(3.87)	(0.20)	(1.33)	(1.53)

64

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$24.71	7.23%	$128,147	1.18%	0.28%	1.28%	30%
24.62	11.39	128,868	1.19	0.75	1.28	61
22.44	7.77	133,755	1.22	0.91	1.28	79
22.93	(15.16)	149,658	1.27	0.41	1.27	56
32.06	74.48	200,857	1.26	0.48	1.26	78
18.48	(16.78)	123,496	1.25	0.74	1.27	42

16.95	6.94	2,613	1.68	(0.23)	1.81	30
17.40	10.86	3,063	1.69	0.23	1.81	61
15.99	7.24	4,518	1.71	0.41	1.78	79
16.97	(15.55)	5,633	1.74	(0.07)	1.78	56
25.08	73.59	8,518	1.73	0.04	1.78	78
14.52	(17.14)	9,340	1.74	0.23	1.78	42

27.47	7.36	179,029	0.93	0.53	1.01	30
27.19	11.70	178,662	0.94	0.99	1.01	61
24.73	8.03	200,551	0.96	1.17	1.01	79
25.05	(14.92)	233,127	0.99	0.74	1.01	56
34.53	74.94	232,544	0.99	0.76	1.01	78
19.88	(16.55)	131,992	0.99	0.98	1.01	42

24.19	7.05	24,368	1.48	(0.02)	1.58	30
24.14	11.07	24,215	1.49	0.45	1.60	61
22.02	7.49	25,900	1.49	0.65	1.59	79
22.54	(15.36)	24,815	1.49	0.19	1.57	56
31.62	74.05	34,800	1.48	0.26	1.58	78
18.25	(16.96)	25,034	1.49	0.51	1.57	42

24.65	7.23	15,153	1.23	0.24	1.29	30
24.56	11.35	13,606	1.24	0.69	1.30	61
22.38	7.73	16,360	1.24	0.90	1.29	79
22.88	(15.14)	14,635	1.24	0.45	1.28	56
32.00	74.49	17,272	1.23	0.50	1.28	78
18.45	(16.77)	10,384	1.24	0.76	1.29	42

27.53	7.35	57	0.98	0.52	1.12	30
27.24	11.60	92	0.99	0.86	1.01	61
24.73	8.00	23,193	0.99	1.15	1.01	79
25.05	(14.90)	22,156	0.99	0.70	1.01	56
34.52	74.92	28,524	0.98	0.69	1.00	78
19.88	(16.52)	464	0.99	0.92	1.16	42

65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Value Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$27.23	$0.09	$2.02	$2.11	$(0.20)	$(1.62)	$(1.82)
Year Ended June 30, 2024	24.77	0.28	2.61	2.89	(0.39)	(0.04)	(0.43)
Year Ended June 30, 2023	25.09	0.35	1.70	2.05	(0.34)	(2.03)	(2.37)
Year Ended June 30, 2022	34.56	0.25	(4.63)	(4.38)	(0.22)	(4.87)	(5.09)
Year Ended June 30, 2021	19.89	0.24	14.64	14.88	(0.21)	—	(0.21)
Year Ended June 30, 2020	25.34	0.26	(4.11)	(3.85)	(0.27)	(1.33)	(1.60)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	27.29	0.11	2.02	2.13	(0.22)	(1.62)	(1.84)
Year Ended June 30, 2024	24.83	0.31	2.61	2.92	(0.42)	(0.04)	(0.46)
Year Ended June 30, 2023	25.14	0.36	1.72	2.08	(0.36)	(2.03)	(2.39)
Year Ended June 30, 2022	34.62	0.29	(4.66)	(4.37)	(0.24)	(4.87)	(5.11)
Year Ended June 30, 2021	19.92	0.27	14.66	14.93	(0.23)	—	(0.23)
Year Ended June 30, 2020	25.38	0.29	(4.13)	(3.84)	(0.29)	(1.33)	(1.62)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

66

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$27.52	7.43%	$19,521	0.84%	0.63%	0.86%	30%
27.23	11.78	24,300	0.84	1.10	0.86	61
24.77	8.16	107,200	0.84	1.40	0.86	79
25.09	(14.80)	42,404	0.86	0.81	0.86	56
34.56	75.16	58,262	0.86	0.87	0.86	78
19.89	(16.44)	30,637	0.85	1.11	0.87	42

27.58	7.48	896,929	0.74	0.73	0.76	30
27.29	11.88	901,005	0.74	1.20	0.76	61
24.83	8.28	875,055	0.74	1.39	0.76	79
25.14	(14.73)	798,822	0.76	0.94	0.76	56
34.62	75.36	929,661	0.76	0.98	0.76	78
19.92	(16.37)	624,226	0.75	1.24	0.76	42

67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SMID Cap Equity Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$15.27	$0.01	$1.36	$1.37	$(0.03)	$(0.12)	$(0.15)
Year Ended June 30, 2024	14.45	0.04	0.83	0.87	(0.05)	—	(0.05)
Year Ended June 30, 2023	14.91	0.03	1.31	1.34	—	(1.80)	(1.80)
Year Ended June 30, 2022	21.12	(0.04)	(1.97)	(2.01)	—	(4.20)	(4.20)
Year Ended June 30, 2021	15.52	0.01	6.32	6.33	(0.10)	(0.63)	(0.73)
Year Ended June 30, 2020	18.24	0.11	(0.71)	(0.60)	(0.09)	(2.03)	(2.12)
Class C
Six Months Ended December 31, 2024 (Unaudited)	10.22	(0.02)	0.91	0.89	—	(0.12)	(0.12)
Year Ended June 30, 2024	9.69	(0.02)	0.56	0.54	(0.01)	—	(0.01)
Year Ended June 30, 2023	10.61	(0.03)	0.91	0.88	—	(1.80)	(1.80)
Year Ended June 30, 2022	16.25	(0.10)	(1.34)	(1.44)	—	(4.20)	(4.20)
Year Ended June 30, 2021	12.08	(0.06)	4.89	4.83	(0.03)	(0.63)	(0.66)
Year Ended June 30, 2020	14.64	0.01	(0.52)	(0.51)	(0.02)	(2.03)	(2.05)
Class I
Six Months Ended December 31, 2024 (Unaudited)	17.05	0.03	1.52	1.55	(0.06)	(0.12)	(0.18)
Year Ended June 30, 2024	16.13	0.09	0.91	1.00	(0.08)	—	(0.08)
Year Ended June 30, 2023	16.43	0.07	1.46	1.53	(0.03)	(1.80)	(1.83)
Year Ended June 30, 2022	22.81	0.01	(2.19)	(2.18)	—	(4.20)	(4.20)
Year Ended June 30, 2021	16.71	0.06	6.82	6.88	(0.15)	(0.63)	(0.78)
Year Ended June 30, 2020	19.48	0.16	(0.78)	(0.62)	(0.12)	(2.03)	(2.15)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	15.25	0.01	1.36	1.37	(0.03)	(0.12)	(0.15)
Year Ended June 30, 2024	14.41	0.05	0.82	0.87	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.88	0.03	1.30	1.33	—	(1.80)	(1.80)
Year Ended June 30, 2022	21.08	(0.04)	(1.96)	(2.00)	—	(4.20)	(4.20)
Year Ended June 30, 2021	15.41	0.03	6.27	6.30	—	(0.63)	(0.63)
Year Ended June 30, 2020	18.12	0.11	(0.70)	(0.59)	(0.09)	(2.03)	(2.12)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	16.95	0.03	1.51	1.54	(0.05)	(0.12)	(0.17)
Year Ended June 30, 2024	16.04	0.08	0.92	1.00	(0.09)	—	(0.09)
Year Ended June 30, 2023	16.33	0.07	1.46	1.53	(0.02)	(1.80)	(1.82)
Year Ended June 30, 2022	22.70	—	(2.17)	(2.17)	—	(4.20)	(4.20)
Year Ended June 30, 2021	16.64	0.05	6.79	6.84	(0.15)	(0.63)	(0.78)
Year Ended June 30, 2020	19.41	0.15	(0.76)	(0.61)	(0.13)	(2.03)	(2.16)

68

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$16.49	8.90%	$134,836	1.08%	0.09%	1.20%	20%
15.27	6.05	127,313	1.09	0.27	1.22	39
14.45	9.53	132,676	1.10	0.19	1.23	32
14.91	(13.00)	135,382	1.14	(0.22)	1.21	24
21.12	41.59	171,962	1.11	0.06	1.20	122
15.52	(4.62)	154,019	1.14	0.62	1.22	92

10.99	8.61	7,945	1.58	(0.41)	1.70	20
10.22	5.53	8,263	1.59	(0.23)	1.72	39
9.69	9.02	12,464	1.61	(0.32)	1.72	32
10.61	(13.45)	16,342	1.64	(0.72)	1.71	24
16.25	40.87	22,348	1.60	(0.42)	1.69	122
12.08	(5.06)	27,417	1.64	0.10	1.73	92

18.42	9.06	97,652	0.83	0.34	0.94	20
17.05	6.24	91,835	0.84	0.52	0.96	39
16.13	9.83	106,068	0.86	0.44	0.97	32
16.43	(12.76)	120,273	0.89	0.03	0.95	24
22.81	41.95	148,567	0.86	0.29	0.94	122
16.71	(4.40)	119,926	0.89	0.85	0.96	92

16.47	8.93	967	1.08	0.09	1.23	20
15.25	6.04	862	1.09	0.31	1.26	39
14.41	9.49	1,369	1.11	0.19	1.21	32
14.88	(12.98)	1,489	1.14	(0.23)	1.20	24
21.08	41.57	2,223	1.08	0.20	1.18	122
15.41	(4.58)	12,615	1.14	0.63	1.20	92

18.32	9.05	236	0.83	0.33	0.95	20
16.95	6.24	272	0.84	0.51	1.09	39
16.04	9.87	251	0.85	0.45	0.96	32
16.33	(12.79)	222	0.89	(0.02)	0.94	24
22.70	41.87	1,146	0.86	0.26	0.93	122
16.64	(4.38)	562	0.89	0.82	0.98	92

69

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SMID Cap Equity Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$17.13	$0.06	$1.52	$1.58	$(0.11)	$(0.12)	$(0.23)
Year Ended June 30, 2024	16.20	0.13	0.93	1.06	(0.13)	—	(0.13)
Year Ended June 30, 2023	16.49	0.13	1.45	1.58	(0.07)	(1.80)	(1.87)
Year Ended June 30, 2022	22.83	0.06	(2.20)	(2.14)	—	(4.20)	(4.20)
Year Ended June 30, 2021	16.73	0.11	6.82	6.93	(0.20)	(0.63)	(0.83)
Year Ended June 30, 2020	19.49	0.21	(0.76)	(0.55)	(0.18)	(2.03)	(2.21)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

70

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$18.48	9.17%	$180,910	0.59%	0.59%	0.69%	20%
17.13	6.55	164,656	0.59	0.77	0.70	39
16.20	10.15	84,313	0.60	0.78	0.71	32
16.49	(12.56)	37,375	0.64	0.27	0.70	24
22.83	42.21	73,530	0.60	0.57	0.68	122
16.73	(4.08)	76,126	0.64	1.16	0.70	92

71

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Small Company Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$17.57	$(0.01)	$1.11	$1.10	$(0.02)	$(1.40)	$(1.42)
Year Ended June 30, 2024	15.77	0.02	1.81	1.83	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.62	0.04	1.99	2.03	(0.03)	(0.85)	(0.88)
Year Ended June 30, 2022	23.54	(0.01)	(3.59)	(3.60)	—	(5.32)	(5.32)
Year Ended June 30, 2021	14.84	(0.01)	9.26	9.25	(0.04)	(0.51)	(0.55)
Year Ended June 30, 2020	15.96	0.03	(1.10)	(1.07)	(0.04)	(0.01)	(0.05)
Class C
Six Months Ended December 31, 2024 (Unaudited)	15.84	(0.05)	1.01	0.96	—	(1.40)	(1.40)
Year Ended June 30, 2024	14.27	(0.06)	1.63	1.57	—	—	—
Year Ended June 30, 2023	13.34	(0.04)	1.82	1.78	—	(0.85)	(0.85)
Year Ended June 30, 2022	22.04	(0.11)	(3.27)	(3.38)	—	(5.32)	(5.32)
Year Ended June 30, 2021	13.96	(0.10)	8.69	8.59	—	(0.51)	(0.51)
Year Ended June 30, 2020	15.06	(0.05)	(1.04)	(1.09)	—	(0.01)	(0.01)
Class I
Six Months Ended December 31, 2024 (Unaudited)	18.32	0.02	1.15	1.17	(0.06)	(1.40)	(1.46)
Year Ended June 30, 2024	16.44	0.06	1.89	1.95	(0.07)	—	(0.07)
Year Ended June 30, 2023	15.21	0.08	2.07	2.15	(0.07)	(0.85)	(0.92)
Year Ended June 30, 2022	24.21	0.04	(3.72)	(3.68)	—	(5.32)	(5.32)
Year Ended June 30, 2021	15.25	0.04	9.51	9.55	(0.08)	(0.51)	(0.59)
Year Ended June 30, 2020	16.40	0.07	(1.12)	(1.05)	(0.09)	(0.01)	(0.10)
Class L
Six Months Ended December 31, 2024 (Unaudited)	18.31	0.03	1.16	1.19	(0.09)	(1.40)	(1.49)
Year Ended June 30, 2024	16.43	0.08	1.89	1.97	(0.09)	—	(0.09)
Year Ended June 30, 2023	15.20	0.10	2.07	2.17	(0.09)	(0.85)	(0.94)
Year Ended June 30, 2022	24.18	0.07	(3.71)	(3.64)	(0.02)	(5.32)	(5.34)
Year Ended June 30, 2021	15.23	0.07	9.51	9.58	(0.12)	(0.51)	(0.63)
Year Ended June 30, 2020	16.38	0.10	(1.12)	(1.02)	(0.12)	(0.01)	(0.13)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	16.86	(0.03)	1.06	1.03	—	(1.40)	(1.40)
Year Ended June 30, 2024	15.15	(0.03)	1.74	1.71	—	—	—
Year Ended June 30, 2023	14.08	—	1.92	1.92	—	(0.85)	(0.85)
Year Ended June 30, 2022	22.92	(0.06)	(3.46)	(3.52)	—	(5.32)	(5.32)
Year Ended June 30, 2021	14.48	(0.06)	9.02	8.96	(0.01)	(0.51)	(0.52)
Year Ended June 30, 2020	15.58	(0.01)	(1.08)	(1.09)	—	(0.01)	(0.01)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	17.38	(0.01)	1.09	1.08	(0.02)	(1.40)	(1.42)
Year Ended June 30, 2024	15.60	0.01	1.80	1.81	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.48	0.04	1.96	2.00	(0.03)	(0.85)	(0.88)
Year Ended June 30, 2022	23.36	(0.01)	(3.55)	(3.56)	—	(5.32)	(5.32)
Year Ended June 30, 2021	14.74	(0.01)	9.20	9.19	(0.06)	(0.51)	(0.57)
Year Ended June 30, 2020	15.87	0.03	(1.10)	(1.07)	(0.05)	(0.01)	(0.06)

72

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$17.25	5.84%	$118,955	1.18%	(0.07)%	1.22%	46%
17.57	11.63	114,030	1.19	0.12	1.23	61
15.77	14.22	106,876	1.20	0.26	1.23	83
14.62	(19.61)	103,884	1.22	(0.06)	1.22	66
23.54	63.19	135,165	1.22	(0.03)	1.22	94
14.84	(6.76)	94,883	1.22	0.18	1.23	52

15.40	5.58	4,716	1.68	(0.58)	1.75	46
15.84	11.00	5,231	1.69	(0.40)	1.76	61
14.27	13.66	8,203	1.71	(0.27)	1.75	83
13.34	(20.00)	12,408	1.73	(0.59)	1.73	66
22.04	62.34	22,386	1.73	(0.56)	1.73	94
13.96	(7.25)	18,297	1.74	(0.34)	1.74	52

18.03	5.99	166,729	0.93	0.18	0.96	46
18.32	11.88	165,043	0.94	0.36	0.97	61
16.44	14.47	180,955	0.95	0.51	0.97	83
15.21	(19.36)	159,356	0.97	0.19	0.97	66
24.21	63.52	216,248	0.96	0.21	0.97	94
15.25	(6.51)	160,892	0.96	0.44	0.96	52

18.01	6.06	237,215	0.81	0.31	0.81	46
18.31	12.03	230,481	0.82	0.49	0.82	61
16.43	14.63	216,963	0.82	0.63	0.82	83
15.20	(19.22)	226,823	0.81	0.34	0.81	66
24.18	63.78	317,162	0.81	0.37	0.81	94
15.23	(6.37)	302,427	0.81	0.60	0.81	52

16.49	5.66	44,288	1.47	(0.35)	1.47	46
16.86	11.29	41,337	1.48	(0.18)	1.49	61
15.15	13.95	39,461	1.49	(0.03)	1.49	83
14.08	(19.82)	33,542	1.48	(0.32)	1.48	66
22.92	62.71	43,496	1.48	(0.31)	1.48	94
14.48	(7.01)	30,330	1.48	(0.09)	1.49	52

17.04	5.77	40,009	1.21	(0.09)	1.21	46
17.38	11.62	38,072	1.22	0.09	1.22	61
15.60	14.16	34,230	1.22	0.24	1.22	83
14.48	(19.58)	29,731	1.22	(0.05)	1.22	66
23.36	63.20	36,745	1.21	(0.04)	1.21	94
14.74	(6.78)	22,953	1.21	0.20	1.21	52

73

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Small Company Fund (continued)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	$18.15	$0.01	$1.15	$1.16	$(0.06)	$(1.40)	$(1.46)
Year Ended June 30, 2024	16.29	0.06	1.86	1.92	(0.06)	—	(0.06)
Year Ended June 30, 2023	15.08	0.08	2.05	2.13	(0.07)	(0.85)	(0.92)
Year Ended June 30, 2022	24.05	0.04	(3.69)	(3.65)	—	(5.32)	(5.32)
Year Ended June 30, 2021	15.16	0.04	9.46	9.50	(0.10)	(0.51)	(0.61)
Year Ended June 30, 2020	16.32	0.07	(1.12)	(1.05)	(0.10)	(0.01)	(0.11)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	18.23	0.03	1.14	1.17	(0.09)	(1.40)	(1.49)
Year Ended June 30, 2024	16.36	0.09	1.88	1.97	(0.10)	—	(0.10)
Year Ended June 30, 2023	15.15	0.11	2.05	2.16	(0.10)	(0.85)	(0.95)
Year Ended June 30, 2022	24.13	0.07	(3.71)	(3.64)	(0.02)	(5.32)	(5.34)
Year Ended June 30, 2021	15.20	0.07	9.49	9.56	(0.12)	(0.51)	(0.63)
Year Ended June 30, 2020	16.34	0.09	(1.11)	(1.02)	(0.11)	(0.01)	(0.12)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	18.33	0.04	1.14	1.18	(0.10)	(1.40)	(1.50)
Year Ended June 30, 2024	16.44	0.10	1.90	2.00	(0.11)	—	(0.11)
Year Ended June 30, 2023	15.21	0.12	2.07	2.19	(0.11)	(0.85)	(0.96)
Year Ended June 30, 2022	24.20	0.09	(3.72)	(3.63)	(0.04)	(5.32)	(5.36)
Year Ended June 30, 2021	15.25	0.09	9.51	9.60	(0.14)	(0.51)	(0.65)
Year Ended June 30, 2020	16.40	0.11	(1.12)	(1.01)	(0.13)	(0.01)	(0.14)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

74

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$17.85	5.98%	$6,701	0.96%	0.15%	0.96%	46%
18.15	11.84	6,267	0.97	0.34	0.97	61
16.29	14.49	5,662	0.96	0.50	0.97	83
15.08	(19.37)	9,072	0.96	0.20	0.97	66
24.05	63.52	11,590	0.97	0.20	0.98	94
15.16	(6.55)	8,042	0.97	0.45	0.98	52

17.91	6.00	31,486	0.81	0.31	0.81	46
18.23	12.05	23,532	0.82	0.52	0.82	61
16.36	14.63	12,461	0.82	0.68	0.82	83
15.15	(19.25)	4,634	0.81	0.33	0.81	66
24.13	63.83	9,804	0.81	0.35	0.81	94
15.20	(6.36)	6,496	0.81	0.56	0.81	52

18.01	6.04	347,651	0.71	0.40	0.71	46
18.33	12.18	335,591	0.72	0.58	0.72	61
16.44	14.76	328,481	0.72	0.73	0.72	83
15.21	(19.18)	290,297	0.72	0.45	0.72	66
24.20	63.87	349,316	0.71	0.46	0.72	94
15.25	(6.27)	255,716	0.71	0.68	0.71	52

75

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Small Cap Blend Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Small Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Small Cap Growth Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Small Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan SMID Cap Equity Fund	Class A, Class C, Class I, Class R3, Class R4 and Class R6	JPM II	Diversified
JPMorgan U.S. Small Company Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Small Cap Blend Fund (“Small Cap Blend Fund”) and JPMorgan Small Cap Equity Fund (“Small Cap Equity Fund”) is to seek capital growth over the long term.
The investment objective of JPMorgan Small Cap Growth Fund (“Small Cap Growth Fund”) is to seek long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.
The investment objective of JPMorgan Small Cap Value Fund (“Small Cap Value Fund”) is to seek long-term capital growth primarily by investing in equity securities of small-capitalization companies.
The investment objective of JPMorgan SMID Cap Equity Fund (“SMID Cap Equity Fund”) is to seek long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.
The investment objective of JPMorgan U.S. Small Company Fund (“U.S. Small Company Fund”) is to seek to provide high total return from a portfolio of small company stocks.
All share classes of Small Cap Growth Fund and Class L Shares of U.S. Small Company Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of Small Cap Growth Fund and Class L Shares of the U.S. Small Company Fund unless they meet certain requirements as described in the Small Cap Growth Fund's and U.S. Small Company Fund's prospectuses.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

76	J.P. Morgan Small Cap Funds	December 31, 2024

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Small Cap Blend Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,607,487	$—	$—	$1,607,487

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2024	J.P. Morgan Small Cap Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Small Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,400,246	$—	$—	$4,400,246

(a)	Please refer to the SOI for specifics of portfolio holdings.

Small Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,657,050	$—	$—	$3,657,050

(a)	Please refer to the SOI for specifics of portfolio holdings.

Small Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,274,744	$—	$—	$1,274,744
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,627)	$—	$—	$(1,627)

(a)	Please refer to the SOI for specifics of portfolio holdings.

SMID Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$423,311	$—	$—	$423,311

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Small Company Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$9,700	$—	$—	$9,700
Air Freight & Logistics	683	—	—	683
Automobile Components	14,095	—	—	14,095
Banks	102,374	—	—	102,374
Beverages	3,613	—	—	3,613
Biotechnology	86,254	—	— (a)	86,254
Building Products	14,917	—	—	14,917
Capital Markets	16,569	—	—	16,569
Chemicals	13,480	—	—	13,480
Commercial Services & Supplies	16,635	—	—	16,635
Communications Equipment	2,631	—	—	2,631
Construction & Engineering	42,847	—	—	42,847
Construction Materials	3,821	—	—	3,821

78	J.P. Morgan Small Cap Funds	December 31, 2024

U.S. Small Company Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Consumer Finance	$14,249	$—	$—	$14,249
Consumer Staples Distribution & Retail	11,317	—	—	11,317
Containers & Packaging	1,216	—	—	1,216
Distributors	822	—	—	822
Diversified Consumer Services	15,283	—	—	15,283
Diversified REITs	5,985	—	—	5,985
Diversified Telecommunication Services	6,484	—	—	6,484
Electric Utilities	8,427	—	—	8,427
Electrical Equipment	7,315	—	—	7,315
Electronic Equipment, Instruments & Components	31,472	—	—	31,472
Energy Equipment & Services	17,304	—	—	17,304
Entertainment	2,469	—	—	2,469
Financial Services	28,335	—	—	28,335
Food Products	13,573	—	—	13,573
Gas Utilities	8,482	—	—	8,482
Ground Transportation	1,428	—	—	1,428
Health Care Equipment & Supplies	37,297	—	—	37,297
Health Care Providers & Services	13,199	—	—	13,199
Health Care REITs	7,835	—	—	7,835
Health Care Technology	1,926	—	—	1,926
Hotel & Resort REITs	10,695	—	—	10,695
Hotels, Restaurants & Leisure	16,397	—	—	16,397
Household Durables	16,791	—	—	16,791
Independent Power and Renewable Electricity Producers	1,734	—	—	1,734
Industrial REITs	3,631	—	—	3,631
Insurance	10,093	—	—	10,093
Interactive Media & Services	9,020	—	—	9,020
IT Services	5,300	—	—	5,300
Leisure Products	5,225	—	—	5,225
Life Sciences Tools & Services	1,264	—	— (a)	1,264
Machinery	23,565	—	—	23,565
Marine Transportation	3,172	—	—	3,172
Media	8,589	—	—	8,589
Metals & Mining	14,791	—	—	14,791
Mortgage Real Estate Investment Trusts (REITs)	4,264	—	—	4,264
Multi-Utilities	4,326	—	—	4,326
Office REITs	8,797	—	—	8,797
Oil, Gas & Consumable Fuels	30,972	—	—	30,972
Passenger Airlines	5,998	—	—	5,998
Personal Care Products	6,073	—	—	6,073
Pharmaceuticals	8,834	—	—	8,834
Professional Services	20,474	—	—	20,474
Real Estate Management & Development	2,903	—	—	2,903
Residential REITs	2,652	—	—	2,652
Retail REITs	13,849	—	—	13,849
Semiconductors & Semiconductor Equipment	28,067	—	—	28,067
Software	62,393	—	—	62,393
Specialized REITs	3,514	—	—	3,514
Specialty Retail	30,990	—	—	30,990

December 31, 2024	J.P. Morgan Small Cap Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
U.S. Small Company Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Technology Hardware, Storage & Peripherals	$3,469	$—	$—	$3,469
Textiles, Apparel & Luxury Goods	5,267	—	—	5,267
Tobacco	855	—	—	855
Trading Companies & Distributors	33,362	—	—	33,362
Water Utilities	2,130	—	—	2,130
Wireless Telecommunication Services	1,694	—	—	1,694
Total Common Stocks	973,187	—	— (a)	973,187
Short-Term Investments
Investment Companies	26,687	—	—	26,687
Investment of Cash Collateral from Securities Loaned	39,696	—	—	39,696
Total Short-Term Investments	66,383	—	—	66,383
Total Investments in Securities	$1,039,570	$—	$— (a)	$1,039,570
Depreciation in Other Financial Instruments
Futures Contracts	$(319)	$—	$—	$(319)

(a)	Amount rounds to less than one thousand.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

80	J.P. Morgan Small Cap Funds	December 31, 2024

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Small Cap Blend Fund	$13,984	$(13,984)	$—
Small Cap Equity Fund	21,044	(21,044)	—
Small Cap Growth Fund	79,455	(79,455)	—
Small Cap Value Fund	18,073	(18,073)	—
U.S. Small Company Fund	37,438	(37,438)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended December 31, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Small Cap Blend Fund	$1
Small Cap Equity Fund	2
Small Cap Growth Fund	2
Small Cap Value Fund	— (a)
SMID Cap Equity Fund	— (a)
U.S. Small Company Fund	1

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Small Cap Blend Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$28,927	$156,803	$158,203	$3	$5	$27,535	27,524	$1,014	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	43,749	105,395	134,615	2 *	1	14,532	14,532	545 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	5,016	20,318	25,334	—	—	—	—	46 *	—
Total	$77,692	$282,516	$318,152	$5	$6	$42,067		$1,605	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

December 31, 2024	J.P. Morgan Small Cap Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small Cap Equity Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$105,873	$763,491	$787,856	$(3)	$9	$81,514	81,482	$3,940	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	98,969	170,668	247,988	(9)*	16	21,656	21,656	1,070 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	12,494	50,141	62,635	—	—	—	—	107 *	—
Total	$217,336	$984,300	$1,098,479	$(12)	$25	$103,170		$5,117	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small Cap Growth Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$38,017	$484,224	$488,683	$1	$5	$33,564	33,550	$1,060	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	106,008	369,286	393,039	2 *	5	82,262	82,262	1,683 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	11,985	40,968	52,953	—	—	—	—	103 *	—
Total	$156,010	$894,478	$934,675	$3	$10	$115,826		$2,846	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small Cap Value Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$24,344	$343,815	$330,669	$11	$1	$37,502	37,487	$784	$—

82	J.P. Morgan Small Cap Funds	December 31, 2024

Small Cap Value Fund (continued)
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	$26,589	$108,204	$115,052	$1 *	$2	$19,744	19,744	$414 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	3,925	15,618	19,543	—	—	—	—	26 *	—
Total	$54,858	$467,637	$465,264	$12	$3	$57,246		$1,224	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

SMID Cap Equity Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$12,501	$65,048	$71,806	$3	$1	$5,747	5,745	$298	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47%	—	9,561	9,561	—	—	—	—	7 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	—	7,430	7,430	—	—	—	—	3 *	—
Total	$12,501	$82,039	$88,797	$3	$1	$5,747		$308	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Small Company Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$10,540	$282,450	$266,312	$7	$2	$26,687	26,677	$659	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	49,584	139,939	149,831	3 *	1	39,696	39,696	777 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	6,112	21,013	27,125	—	—	—	—	44 *	—
Total	$66,236	$443,402	$443,268	$10	$3	$66,383		$1,480	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

December 31, 2024	J.P. Morgan Small Cap Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
E. Futures Contracts— Small Cap Value Fund and U.S. Small Company Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts activity during the six months ended December 31, 2024 (amounts in thousands, except number of contracts):
	Small Cap Value Fund	U.S. Small Company Fund
Futures Contracts:
Average Notional Balance Long	$33,304	$26,480
Ending Notional Balance Long	48,485	24,299
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2024 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Small Cap Blend Fund
Transfer agency fees	$12	$2	$4	n/a	n/a	n/a	n/a	n/a	$3	$21

84	J.P. Morgan Small Cap Funds	December 31, 2024

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Small Cap Equity Fund
Transfer agency fees	$8	$1	$91	n/a	$1	$— (a)	$— (a)	$4	$14	$119
Small Cap Growth Fund
Transfer agency fees	19	1	8	$3	2	1	— (a)	— (a)	32	66
Small Cap Value Fund
Transfer agency fees	14	1	4	n/a	10	3	— (a)	1	15	48
SMID Cap Equity Fund
Transfer agency fees	13	1	4	n/a	n/a	— (a)	— (a)	n/a	2	20
U.S. Small Company Fund
Transfer agency fees	5	1	5	2	3	1	— (a)	— (a)	8	25

(a)	Amount rounds to less than one thousand.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually, except for Small Cap Value Fund, for which distributions are generally declared and paid at least quarterly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Small Cap Blend Fund	0.65%
Small Cap Equity Fund	0.65
Small Cap Growth Fund	0.65
Small Cap Value Fund	0.65
SMID Cap Equity Fund	0.55
U.S. Small Company Fund	0.60
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2024, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

December 31, 2024	J.P. Morgan Small Cap Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Small Cap Blend Fund	0.25%	0.75%	n/a	n/a
Small Cap Equity Fund	0.25	0.75	0.50%	0.25%
Small Cap Growth Fund	0.25	0.75	0.50	0.25
Small Cap Value Fund	0.25	0.75	0.50	0.25
SMID Cap Equity Fund	0.25	0.75	n/a	0.25
U.S. Small Company Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Small Cap Blend Fund	$29	$— (a)
Small Cap Equity Fund	10	—
Small Cap Growth Fund	3	—
Small Cap Value Fund	2	—
SMID Cap Equity Fund	8	—
U.S. Small Company Fund	4	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Small Cap Blend Fund	0.25%	0.25%	0.25%	n/a	n/a	n/a	n/a	n/a
Small Cap Equity Fund	0.25	0.25	0.25	n/a	0.25%	0.25%	0.25%	0.10%
Small Cap Growth Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Small Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
SMID Cap Equity Fund	0.25	0.25	0.25	n/a	n/a	0.25	0.25	n/a
U.S. Small Company Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

86	J.P. Morgan Small Cap Funds	December 31, 2024

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Small Cap Blend Fund	1.24%	1.74%	0.99%	n/a	n/a	n/a	n/a	0.74%
Small Cap Equity Fund	n/a	n/a	0.99	1.49%	n/a	0.99%	0.80%	n/a
Small Cap Growth Fund	1.24	1.74	0.99	1.49	1.24%	0.99	0.84	0.74
Small Cap Value Fund	1.19	1.69	0.94	1.49	1.24	0.99	0.84	0.74
SMID Cap Equity Fund	1.09	1.59	0.84	n/a	1.09	0.84	n/a	0.59
U.S. Small Company Fund	1.19	1.69	0.94	n/a	n/a	n/a	n/a	n/a

The expense limitation agreements were in effect for the six months ended December 31, 2024 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2025.
For the six months ended December 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Small Cap Blend Fund	$89	$60	$15	$164	$1
Small Cap Equity Fund	—	—	244	244	—
Small Cap Growth Fund	59	40	32	131	32
Small Cap Value Fund	83	55	110	248	4
SMID Cap Equity Fund	125	84	18	227	1
U.S. Small Company Fund	—	—	42	42	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2024 were as follows:

Small Cap Blend Fund	$21
Small Cap Equity Fund	83
Small Cap Growth Fund	23
Small Cap Value Fund	17
SMID Cap Equity Fund	6
U.S. Small Company Fund	14
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

December 31, 2024	J.P. Morgan Small Cap Funds	87

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The below Funds used related party broker-dealers during the six months ended December 31, 2024, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Small Cap Blend Fund	$17
Small Cap Growth Fund	56
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2024, purchases and sales of investments (excluding short-term investments and transfers in-kind) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Small Cap Blend Fund	$388,020	$328,705
Small Cap Equity Fund	639,432	1,181,920
Small Cap Growth Fund	802,429	1,001,721
Small Cap Value Fund	390,946	472,645
SMID Cap Equity Fund	83,161	82,237
U.S. Small Company Fund	461,949	477,936
During the six months ended December 31, 2024, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Blend Fund	$1,294,717	$388,574	$75,804	$312,770
Small Cap Equity Fund	2,966,989	1,575,801	142,544	1,433,257
Small Cap Growth Fund	2,822,867	1,055,412	221,229	834,183
Small Cap Value Fund	1,041,135	281,265	49,283	231,982
SMID Cap Equity Fund	342,810	91,765	11,264	80,501
U.S. Small Company Fund	895,224	211,318	67,291	144,027
At June 30, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Small Cap Blend Fund	$6,539	$22,964
Small Cap Growth Fund	—	241,783
SMID Cap Equity Fund	—	4,867
During the year ended June 30, 2024, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Small Cap Blend Fund	$15,207
Small Cap Growth Fund	29,849
U.S. Small Company Fund	15,080

88	J.P. Morgan Small Cap Funds	December 31, 2024

6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2024.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of December 31, 2024, the Funds had individual shareholder and/or affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Small Cap Blend Fund	—	— %	1	61.2%
Small Cap Equity Fund	—	—	1	17.4
Small Cap Growth Fund	—	—	2	32.0
Small Cap Value Fund	—	—	2	29.2
SMID Cap Equity Fund	1	28.8	2	29.5
U.S. Small Company Fund	—	—	3	43.3

December 31, 2024	J.P. Morgan Small Cap Funds	89

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
As of December 31, 2024, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Small Cap Value Fund	12.5%	12.7%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
Because the Funds invest in Real Estate Investment Trusts ("REITs"), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
The Funds invest in companies with relatively small market capitalizations. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

90	J.P. Morgan Small Cap Funds	December 31, 2024

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. December 2024.
SAN-SC-1224

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering the continuation of the investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of the Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
•
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
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The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Small Cap Growth Fund, Small Cap Value Fund, and SMID Cap Equity Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for the Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Small Cap Blend Fund’s performance for Class A shares was in the fourth, fourth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the fourth, fifth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth, fifth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Small Cap Equity Fund’s performance for Class A shares was in the fifth, fourth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the fifth, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth, fifth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Small Cap Growth Fund’s performance for Class A and Class I shares was in the fourth, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth, fifth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Small Cap Value Fund’s performance for Class A, Class I and Class R6 shares was in the fourth quintile of each of the Universe for the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SMID Cap Equity Fund’s performance for Class A and Class R6 shares was in the fourth, fourth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the fourth, fifth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the U.S. Small Company Fund’s performance for Class A and Class R6 shares was in the fourth, third and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the fourth, fourth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Small Cap Blend Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third and fourth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintile of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Small Cap Equity Fund’s net advisory fee for Class A shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Small Cap Growth Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second quintiles of both the Peer Group and Universe, and that the actual total expenses were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Small Cap Value Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the SMID Cap Equity Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were both in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Small Company Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Investor Funds
December 31, 2024 (Unaudited)
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth Fund
JPMorgan Investor Growth & Income Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 86.7%
Alternative Assets — 0.8%
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,677	45,409
Fixed Income — 45.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	127,542	1,290,724
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	89,271	635,608
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,443	52,431
JPMorgan High Yield Fund Class R6 Shares (a)	24,247	157,367
JPMorgan Income Fund Class R6 Shares (a)	34,500	292,908
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,672	80,214
Total Fixed Income		2,509,252
International Equity — 5.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,208	66,804
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,256	68,609
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,354	71,636
JPMorgan International Equity Fund Class R6 Shares (a)	3,486	64,912
Total International Equity		271,961
U.S. Equity — 35.1%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,837	163,688
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	3,942	330,102
JPMorgan Large Cap Value Fund Class R6 Shares (a)	10,174	201,035
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,620	83,806
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	485	26,514
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,017	28,048
JPMorgan U.S. Equity Fund Class R6 Shares (a)	17,546	438,480
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,663	223,436
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,123	265,733
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,386	164,501
Total U.S. Equity		1,925,343
Total Investment Companies (Cost $3,867,792)		4,751,965
Exchange-Traded Funds — 12.5%
Fixed Income — 2.9%
JPMorgan Limited Duration Bond ETF (a)	3,088	159,109
INVESTMENTS	SHARES (000)	VALUE ($000)

International Equity — 6.7%
JPMorgan Global Select Equity ETF (a)	1,355	81,353
JPMorgan International Research Enhanced Equity ETF (a)	4,893	286,273
Total International Equity		367,626
U.S. Equity — 2.9%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	2,576	155,779
Total Exchange-Traded Funds (Cost $544,418)		682,514
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b) (Cost $67,324)	67,324	67,324
Total Investments — 100.4% (Cost $4,479,534)		5,501,803
Liabilities in Excess of Other Assets — (0.4)%		(24,128)
NET ASSETS — 100.0%		5,477,675

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Investor Funds	1

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 86.8%
Alternative Assets — 1.0%
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,125	40,049
Fixed Income — 62.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	131,959	1,335,429
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	83,430	594,021
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,539	40,605
JPMorgan Government Bond Fund Class R6 Shares (a)	4,559	42,855
JPMorgan High Yield Fund Class R6 Shares (a)	17,828	115,704
JPMorgan Income Fund Class R6 Shares (a)	31,166	264,602
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,656	80,063
Total Fixed Income		2,473,279
International Equity — 3.4%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,237	37,430
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,247	36,235
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	674	20,504
JPMorgan International Equity Fund Class R6 Shares (a)	2,125	39,565
Total International Equity		133,734
U.S. Equity — 19.9%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,707	88,747
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	1,463	122,488
JPMorgan Large Cap Value Fund Class R6 Shares (a)	3,274	64,690
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,131	58,488
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	343	18,764
JPMorgan Small Cap Value Fund Class R6 Shares (a)	697	19,213
JPMorgan U.S. Equity Fund Class R6 Shares (a)	5,731	143,220
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,203	100,962
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	1,888	81,917
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,343	87,900
Total U.S. Equity		786,389
Total Investment Companies (Cost $3,215,650)		3,433,451
INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — 12.0%
Fixed Income — 5.8%
JPMorgan Limited Duration Bond ETF (a)	4,443	228,936
International Equity — 5.2%
JPMorgan Global Select Equity ETF (a)	654	39,284
JPMorgan International Research Enhanced Equity ETF (a)	2,847	166,557
Total International Equity		205,841
U.S. Equity — 1.0%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	634	38,320
Total Exchange-Traded Funds (Cost $406,054)		473,097
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b) (Cost $79,846)	79,846	79,846
Total Investments — 100.8% (Cost $3,701,550)		3,986,394
Liabilities in Excess of Other Assets — (0.8)%		(30,029)
NET ASSETS — 100.0%		3,956,365

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Investor Funds	December 31, 2024

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 84.2%
Fixed Income — 12.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	49,098	496,869
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	11,941	85,022
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,175	19,715
JPMorgan High Yield Fund Class R6 Shares (a)	10,351	67,182
JPMorgan Income Fund Class R6 Shares (a)	3,598	30,545
Total Fixed Income		699,333
International Equity — 13.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	4,223	127,787
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,653	107,242
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,970	120,821
JPMorgan International Equity Fund Class R6 Shares (a)	12,165	226,510
JPMorgan International Focus Fund Class R6 Shares (a)	5,903	144,389
Total International Equity		726,749
U.S. Equity — 58.7%
JPMorgan Equity Income Fund Class R6 Shares (a)	7,152	171,216
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	8,318	696,571
JPMorgan Large Cap Value Fund Class R6 Shares (a)	27,287	539,183
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	2,110	109,160
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	395	21,575
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,707	74,665
JPMorgan U.S. Equity Fund Class R6 Shares (a)	31,149	778,407
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	3,697	310,178
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,558	414,801
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,711	176,709
Total U.S. Equity		3,292,465
Total Investment Companies (Cost $3,205,618)		4,718,547
Exchange-Traded Funds — 14.6%
International Equity — 10.0%
JPMorgan Global Select Equity ETF (a)	2,600	156,102
JPMorgan International Research Enhanced Equity ETF (a)	6,872	402,081
Total International Equity		558,183
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.6%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	4,247	256,828
Total Exchange-Traded Funds (Cost $693,148)		815,011
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b) (Cost $97,266)	97,266	97,266
Total Investments — 100.5% (Cost $3,996,032)		5,630,824
Liabilities in Excess of Other Assets — (0.5)%		(27,276)
NET ASSETS — 100.0%		5,603,548

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Investor Funds	3

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 87.2%
Fixed Income — 32.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	79,938	808,977
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	47,820	340,479
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,715	23,070
JPMorgan High Yield Fund Class R6 Shares (a)	18,968	123,102
JPMorgan Income Fund Class R6 Shares (a)	23,340	198,153
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	4,769	44,109
Total Fixed Income		1,537,890
International Equity — 8.1%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,204	96,931
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,329	69,784
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,334	71,026
JPMorgan International Equity Fund Class R6 Shares (a)	4,752	88,484
JPMorgan International Focus Fund Class R6 Shares (a)	2,396	58,608
Total International Equity		384,833
U.S. Equity — 46.6%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,276	150,249
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	6,051	506,686
JPMorgan Large Cap Value Fund Class R6 Shares (a)	15,739	311,003
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,438	74,372
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	485	26,486
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,335	36,830
JPMorgan U.S. Equity Fund Class R6 Shares (a)	18,795	469,693
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,128	178,562
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,735	292,292
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,372	163,986
Total U.S. Equity		2,210,159
Total Investment Companies (Cost $3,049,392)		4,132,882
Exchange-Traded Funds — 11.6%
Fixed Income — 1.0%
JPMorgan Limited Duration Bond ETF (a)	895	46,088
INVESTMENTS	SHARES (000)	VALUE ($000)

International Equity — 6.9%
JPMorgan Global Select Equity ETF (a)	1,493	89,628
JPMorgan International Research Enhanced Equity ETF (a)	4,081	238,824
Total International Equity		328,452
U.S. Equity — 3.7%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	2,896	175,112
Total Exchange-Traded Funds (Cost $443,354)		549,652
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b) (Cost $66,856)	66,856	66,856
Total Investments — 100.2% (Cost $3,559,602)		4,749,390
Liabilities in Excess of Other Assets — (0.2)%		(8,250)
NET ASSETS — 100.0%		4,741,140

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Investor Funds	December 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Investor Balanced Fund	JPMorgan Investor Conservative Growth Fund	JPMorgan Investor Growth Fund	JPMorgan Investor Growth & Income Fund
ASSETS:
Investments in affiliates, at value	$5,501,803	$3,986,394	$5,630,824	$4,749,390
Cash	—	—	150	—
Receivables:
Fund shares sold	1,564	7,436	4,269	5,930
Dividends from affiliates	2,059	2,176	165	1,169
Total Assets	5,505,426	3,996,006	5,635,408	4,756,489
LIABILITIES:
Payables:
Due to custodian	1,218	1,092	—	767
Distributions	595	172	954	711
Investment securities purchased	13,759	31,697	19,703	4,755
Fund shares redeemed	9,000	4,749	8,509	6,797
Accrued liabilities:
Investment advisory fees	232	165	236	200
Distribution fees	1,203	768	1,097	983
Service fees	1,176	836	1,099	942
Custodian and accounting fees	24	19	21	20
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	1	1
Other	544	143	240	173
Total Liabilities	27,751	39,641	31,860	15,349
Net Assets	$5,477,675	$3,956,365	$5,603,548	$4,741,140

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Investor Funds	5

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Investor Balanced Fund	JPMorgan Investor Conservative Growth Fund	JPMorgan Investor Growth Fund	JPMorgan Investor Growth & Income Fund
NET ASSETS:
Paid-in-Capital	$4,444,329	$3,701,461	$3,909,954	$3,550,156
Total distributable earnings (loss)	1,033,346	254,904	1,693,594	1,190,984
Total Net Assets	$5,477,675	$3,956,365	$5,603,548	$4,741,140
Net Assets:
Class A	$4,821,904	$2,821,488	$4,580,786	$4,270,286
Class C	246,750	246,860	155,953	92,969
Class I	373,583	848,551	715,373	314,465
Class R6	35,438	39,466	151,436	63,420
Total	$5,477,675	$3,956,365	$5,603,548	$4,741,140
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	307,474	228,356	181,239	220,349
Class C	16,088	20,099	6,944	5,012
Class I	23,750	68,122	27,388	16,632
Class R6	2,255	3,171	5,799	3,354
Net Asset Value (a):
Class A — Redemption price per share	$15.68	$12.36	$25.27	$19.38
Class C — Offering price per share (b)	15.34	12.28	22.46	18.55
Class I — Offering and redemption price per share	15.73	12.46	26.12	18.91
Class R6 — Offering and redemption price per share	15.72	12.45	26.11	18.90
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$16.42	$12.94	$26.47	$20.29
Cost of investments in affiliates	4,479,534	3,701,550	3,996,032	3,559,602

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Investor Funds	December 31, 2024

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited)
(Amounts in thousands)

	JPMorgan Investor Balanced Fund	JPMorgan Investor Conservative Growth Fund	JPMorgan Investor Growth Fund	JPMorgan Investor Growth & Income Fund
INVESTMENT INCOME:
Interest income from affiliates	$1	$—	$—	$—
Dividend income from affiliates	96,448	79,704	72,282	72,525
Total investment income	96,449	79,704	72,282	72,525
EXPENSES:
Investment advisory fees	1,395	992	1,397	1,193
Distribution fees:
Class A	6,128	3,633	5,728	5,362
Class C	991	1,002	594	363
Service fees:
Class A	6,128	3,633	5,728	5,362
Class C	330	334	198	121
Class I	471	945	889	401
Custodian and accounting fees	71	52	70	61
Professional fees	27	24	27	26
Trustees’ and Chief Compliance Officer’s fees	19	18	21	19
Printing and mailing costs	120	86	129	100
Registration and filing fees	25	47	83	72
Transfer agency fees (See Note 2.E.)	141	85	229	165
Other	25	20	23	21
Total expenses	15,871	10,871	15,116	13,266
Less fees waived	(34)	(26)	(533)	(451)
Net expenses	15,837	10,845	14,583	12,815
Net investment income (loss)	80,612	68,859	57,699	59,710
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in affiliates	72,370	16,142	8,712	37,613
Distribution of capital gains received from investment company affiliates	102,548	43,315	172,033	113,568
Change in net unrealized appreciation/depreciation on investments in affiliates	(44,931)	(7,756)	(10,458)	(15,551)
Net realized/unrealized gains (losses)	129,987	51,701	170,287	135,630
Change in net assets resulting from operations	$210,599	$120,560	$227,986	$195,340
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Investor Funds	7

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Investor Balanced Fund		JPMorgan Investor Conservative Growth Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$80,612	$126,175	$68,859	$116,565
Net realized gain (loss) on investments in affiliates	72,370	65,602	16,142	10,103
Distributions of capital gains received from investment company affiliates	102,548	23,132	43,315	10,406
Change in net unrealized appreciation/depreciation of investments in affiliates	(44,931)	371,653	(7,756)	169,895
Change in net assets resulting from operations	210,599	586,562	120,560	306,969
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(225,597)	(158,090)	(104,026)	(92,422)
Class C	(11,228)	(9,059)	(8,619)	(9,150)
Class I	(17,831)	(12,332)	(29,772)	(23,685)
Class R6	(1,726)	(1,255)	(1,538)	(1,406)
Total distributions to shareholders	(256,382)	(180,736)	(143,955)	(126,663)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	101,864	(212,825)	131,105	(351,702)
NET ASSETS:
Change in net assets	56,081	193,001	107,710	(171,396)
Beginning of period	5,421,594	5,228,593	3,848,655	4,020,051
End of period	$5,477,675	$5,421,594	$3,956,365	$3,848,655
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Investor Funds	December 31, 2024

	JPMorgan Investor Growth Fund		JPMorgan Investor Growth & Income Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$57,699	$64,681	$59,710	$83,898
Net realized gain (loss) on investments in affiliates	8,712	3,130	37,613	15,332
Distributions of capital gains received from investment company affiliates	172,033	34,298	113,568	24,789
Change in net unrealized appreciation/depreciation of investments in affiliates	(10,458)	689,364	(15,551)	463,943
Change in net assets resulting from operations	227,986	791,473	195,340	587,962
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(133,413)	(126,648)	(150,780)	(125,308)
Class C	(4,734)	(4,656)	(3,201)	(2,967)
Class I	(20,949)	(19,469)	(11,826)	(9,954)
Class R6	(4,566)	(3,731)	(2,481)	(1,999)
Total distributions to shareholders	(163,662)	(154,504)	(168,288)	(140,228)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	225,533	196,616	129,669	94,634
NET ASSETS:
Change in net assets	289,857	833,585	156,721	542,368
Beginning of period	5,313,691	4,480,106	4,584,419	4,042,051
End of period	$5,603,548	$5,313,691	$4,741,140	$4,584,419
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Investor Funds	9

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Investor Balanced Fund		JPMorgan Investor Conservative Growth Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$299,482	$653,143	$186,945	$409,116
Distributions reinvested	224,399	157,213	103,464	91,976
Cost of shares redeemed	(415,855)	(880,443)	(289,697)	(678,851)
Change in net assets resulting from Class A capital transactions	108,026	(70,087)	712	(177,759)
Class C
Proceeds from shares issued	22,575	38,336	15,126	24,490
Distributions reinvested	11,196	9,024	8,583	9,114
Cost of shares redeemed	(59,914)	(192,256)	(56,232)	(234,213)
Change in net assets resulting from Class C capital transactions	(26,143)	(144,896)	(32,523)	(200,609)
Class I
Proceeds from shares issued	29,739	66,231	239,343	232,076
Distributions reinvested	17,233	11,928	29,592	23,486
Cost of shares redeemed	(28,204)	(79,253)	(107,132)	(230,268)
Change in net assets resulting from Class I capital transactions	18,768	(1,094)	161,803	25,294
Class R6
Proceeds from shares issued	4,094	8,050	2,547	4,749
Distributions reinvested	1,722	1,255	1,535	1,401
Cost of shares redeemed	(4,603)	(6,053)	(2,969)	(4,778)
Change in net assets resulting from Class R6 capital transactions	1,213	3,252	1,113	1,372
Total change in net assets resulting from capital transactions	$101,864	$(212,825)	$131,105	$(351,702)
SHARE TRANSACTIONS:
Class A
Issued	18,323	43,809	14,643	34,441
Reinvested	13,932	10,416	8,188	7,653
Redeemed	(25,494)	(58,837)	(22,720)	(56,716)
Change in Class A Shares	6,761	(4,612)	111	(14,622)
Class C
Issued	1,412	2,608	1,194	2,056
Reinvested	710	614	684	765
Redeemed	(3,750)	(13,410)	(4,429)	(20,057)
Change in Class C Shares	(1,628)	(10,188)	(2,551)	(17,236)
Class I
Issued	1,824	4,348	18,723	19,106
Reinvested	1,066	787	2,324	1,939
Redeemed	(1,718)	(5,288)	(8,374)	(18,994)
Change in Class I Shares	1,172	(153)	12,673	2,051
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Investor Funds	December 31, 2024

	JPMorgan Investor Balanced Fund		JPMorgan Investor Conservative Growth Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	250	534	197	400
Reinvested	106	83	121	116
Redeemed	(281)	(406)	(230)	(397)
Change in Class R6 Shares	75	211	88	119
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Investor Funds	11

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Investor Growth Fund		JPMorgan Investor Growth & Income Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$412,560	$773,616	$325,697	$692,100
Distributions reinvested	132,629	125,924	150,015	124,623
Cost of shares redeemed	(381,888)	(739,171)	(351,555)	(719,625)
Change in net assets resulting from Class A capital transactions	163,301	160,369	124,157	97,098
Class C
Proceeds from shares issued	16,133	32,309	9,496	16,955
Distributions reinvested	4,656	4,609	3,188	2,949
Cost of shares redeemed	(21,373)	(56,626)	(18,988)	(58,727)
Change in net assets resulting from Class C capital transactions	(584)	(19,708)	(6,304)	(38,823)
Class I
Proceeds from shares issued	52,684	122,645	27,064	56,494
Distributions reinvested	20,370	18,857	11,094	9,358
Cost of shares redeemed	(38,928)	(102,127)	(29,527)	(54,907)
Change in net assets resulting from Class I capital transactions	34,126	39,375	8,631	10,945
Class R6
Proceeds from shares issued	39,524	40,446	4,754	38,082
Distributions reinvested	4,566	3,731	2,452	1,974
Cost of shares redeemed	(15,400)	(27,597)	(4,021)	(14,642)
Change in net assets resulting from Class R6 capital transactions	28,690	16,580	3,185	25,414
Total change in net assets resulting from capital transactions	$225,533	$196,616	$129,669	$94,634
SHARE TRANSACTIONS:
Class A
Issued	15,914	33,733	16,326	38,561
Reinvested	5,162	5,557	7,566	6,918
Redeemed	(14,737)	(32,287)	(17,642)	(39,985)
Change in Class A Shares	6,339	7,003	6,250	5,494
Class C
Issued	698	1,580	495	985
Reinvested	204	228	168	171
Redeemed	(925)	(2,810)	(994)	(3,490)
Change in Class C Shares	(23)	(1,002)	(331)	(2,334)
Class I
Issued	1,977	5,098	1,395	3,211
Reinvested	767	804	573	531
Redeemed	(1,460)	(4,352)	(1,509)	(3,129)
Change in Class I Shares	1,284	1,550	459	613
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Investor Funds	December 31, 2024

	JPMorgan Investor Growth Fund		JPMorgan Investor Growth & Income Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	1,459	1,693	246	2,306
Reinvested	172	160	126	112
Redeemed	(578)	(1,157)	(205)	(887)
Change in Class R6 Shares	1,053	696	167	1,531
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Investor Funds	13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Balanced Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$15.81	$0.24	$0.38	$0.62	$(0.32)	$(0.43)	$(0.75)
Year Ended June 30, 2024	14.63	0.36	1.34	1.70	(0.36)	(0.16)	(0.52)
Year Ended June 30, 2023	14.44	0.30	0.87	1.17	(0.29)	(0.69)	(0.98)
Year Ended June 30, 2022	17.07	0.22	(2.13)	(1.91)	(0.41)	(0.31)	(0.72)
Year Ended June 30, 2021	14.77	0.21	3.03	3.24	(0.25)	(0.69)	(0.94)
Year Ended June 30, 2020	15.00	0.27	0.46	0.73	(0.27)	(0.69)	(0.96)
Class C
Six Months Ended December 31, 2024 (Unaudited)	15.48	0.19	0.38	0.57	(0.28)	(0.43)	(0.71)
Year Ended June 30, 2024	14.33	0.27	1.33	1.60	(0.29)	(0.16)	(0.45)
Year Ended June 30, 2023	14.16	0.22	0.86	1.08	(0.22)	(0.69)	(0.91)
Year Ended June 30, 2022	16.75	0.13	(2.08)	(1.95)	(0.33)	(0.31)	(0.64)
Year Ended June 30, 2021	14.51	0.12	2.98	3.10	(0.17)	(0.69)	(0.86)
Year Ended June 30, 2020	14.74	0.19	0.46	0.65	(0.19)	(0.69)	(0.88)
Class I
Six Months Ended December 31, 2024 (Unaudited)	15.86	0.26	0.38	0.64	(0.34)	(0.43)	(0.77)
Year Ended June 30, 2024	14.67	0.40	1.35	1.75	(0.40)	(0.16)	(0.56)
Year Ended June 30, 2023	14.47	0.33	0.89	1.22	(0.33)	(0.69)	(1.02)
Year Ended June 30, 2022	17.11	0.26	(2.14)	(1.88)	(0.45)	(0.31)	(0.76)
Year Ended June 30, 2021	14.80	0.25	3.04	3.29	(0.29)	(0.69)	(0.98)
Year Ended June 30, 2020	15.02	0.29	0.48	0.77	(0.30)	(0.69)	(0.99)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	15.84	0.28	0.39	0.67	(0.36)	(0.43)	(0.79)
Year Ended June 30, 2024	14.66	0.44	1.34	1.78	(0.44)	(0.16)	(0.60)
Year Ended June 30, 2023	14.46	0.33	0.92	1.25	(0.36)	(0.69)	(1.05)
Year Ended June 30, 2022	17.10	0.31	(2.15)	(1.84)	(0.49)	(0.31)	(0.80)
Year Ended June 30, 2021	14.79	0.27	3.06	3.33	(0.33)	(0.69)	(1.02)
Year Ended June 30, 2020	15.02	0.34	0.46	0.80	(0.34)	(0.69)	(1.03)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Investor Funds	December 31, 2024

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$15.68	3.89%	$4,821,904	0.56%	2.89%	0.56%	5%
15.81	11.86	4,754,802	0.57	2.43	0.57	7
14.63	8.51	4,466,541	0.57	2.08	0.58	8
14.44	(11.73)	4,301,016	0.57	1.34	0.57	8
17.07	22.40	4,788,045	0.56	1.28	0.57	6
14.77	4.97	3,638,623	0.54	1.85	0.57	26

15.34	3.64	246,750	1.06	2.33	1.06	5
15.48	11.32	274,224	1.07	1.85	1.07	7
14.33	7.98	399,784	1.07	1.56	1.07	8
14.16	(12.17)	469,295	1.07	0.83	1.07	8
16.75	21.78	619,700	1.07	0.75	1.07	6
14.51	4.48	648,738	1.07	1.31	1.07	26

15.73	4.01	373,583	0.31	3.15	0.31	5
15.86	12.17	358,021	0.32	2.68	0.32	7
14.67	8.84	333,425	0.32	2.31	0.32	8
14.47	(11.54)	325,811	0.32	1.59	0.32	8
17.11	22.72	363,694	0.31	1.54	0.32	6
14.80	5.26	303,555	0.29	1.98	0.32	26

15.72	4.21	35,438	0.06	3.41	0.06	5
15.84	12.39	34,547	0.07	2.94	0.07	7
14.66	9.11	28,843	0.08	2.31	0.08	8
14.46	(11.33)	48,661	0.07	1.84	0.07	8
17.10	23.03	141,480	0.07	1.69	0.07	6
14.79	5.46	73,386	0.06	2.27	0.07	26

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Investor Funds	15

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Conservative Growth Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$12.42	$0.22	$0.19	$0.41	$(0.26)	$(0.21)	$(0.47)
Year Ended June 30, 2024	11.85	0.36	0.60	0.96	(0.36)	(0.03)	(0.39)
Year Ended June 30, 2023	12.00	0.29	0.27	0.56	(0.29)	(0.42)	(0.71)
Year Ended June 30, 2022	13.90	0.20	(1.62)	(1.42)	(0.30)	(0.18)	(0.48)
Year Ended June 30, 2021	12.63	0.20	1.56	1.76	(0.23)	(0.26)	(0.49)
Year Ended June 30, 2020	12.58	0.26	0.37	0.63	(0.26)	(0.32)	(0.58)
Class C
Six Months Ended December 31, 2024 (Unaudited)	12.35	0.18	0.18	0.36	(0.22)	(0.21)	(0.43)
Year Ended June 30, 2024	11.78	0.28	0.62	0.90	(0.30)	(0.03)	(0.33)
Year Ended June 30, 2023	11.94	0.23	0.26	0.49	(0.23)	(0.42)	(0.65)
Year Ended June 30, 2022	13.83	0.13	(1.61)	(1.48)	(0.23)	(0.18)	(0.41)
Year Ended June 30, 2021	12.57	0.13	1.55	1.68	(0.16)	(0.26)	(0.42)
Year Ended June 30, 2020	12.52	0.19	0.37	0.56	(0.19)	(0.32)	(0.51)
Class I
Six Months Ended December 31, 2024 (Unaudited)	12.52	0.24	0.18	0.42	(0.27)	(0.21)	(0.48)
Year Ended June 30, 2024	11.94	0.39	0.61	1.00	(0.39)	(0.03)	(0.42)
Year Ended June 30, 2023	12.08	0.33	0.27	0.60	(0.32)	(0.42)	(0.74)
Year Ended June 30, 2022	13.99	0.24	(1.64)	(1.40)	(0.33)	(0.18)	(0.51)
Year Ended June 30, 2021	12.71	0.24	1.57	1.81	(0.27)	(0.26)	(0.53)
Year Ended June 30, 2020	12.66	0.29	0.37	0.66	(0.29)	(0.32)	(0.61)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	12.51	0.26	0.18	0.44	(0.29)	(0.21)	(0.50)
Year Ended June 30, 2024	11.93	0.42	0.61	1.03	(0.42)	(0.03)	(0.45)
Year Ended June 30, 2023	12.08	0.36	0.26	0.62	(0.35)	(0.42)	(0.77)
Year Ended June 30, 2022	13.98	0.27	(1.63)	(1.36)	(0.36)	(0.18)	(0.54)
Year Ended June 30, 2021	12.70	0.27	1.57	1.84	(0.30)	(0.26)	(0.56)
Year Ended June 30, 2020	12.65	0.37	0.32	0.69	(0.32)	(0.32)	(0.64)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Investor Funds	December 31, 2024

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$12.36	3.20%	$2,821,488	0.56%	3.43%	0.57%	3%
12.42	8.28	2,835,901	0.57	3.00	0.57	8
11.85	4.86	2,877,376	0.57	2.49	0.57	5
12.00	(10.59)	2,998,252	0.57	1.50	0.57	8
13.90	14.14	3,327,682	0.56	1.49	0.57	3
12.63	5.13	2,428,688	0.54	2.08	0.57	21

12.28	2.87	246,860	1.06	2.88	1.06	3
12.35	7.77	279,824	1.07	2.40	1.07	8
11.78	4.28	469,916	1.07	1.95	1.07	5
11.94	(11.02)	615,133	1.07	0.98	1.07	8
13.83	13.54	840,217	1.07	0.96	1.07	3
12.57	4.60	967,282	1.07	1.54	1.07	21

12.46	3.30	848,551	0.31	3.76	0.31	3
12.52	8.57	694,360	0.32	3.24	0.32	8
11.94	5.18	637,396	0.32	2.75	0.32	5
12.08	(10.37)	633,390	0.32	1.75	0.32	8
13.99	14.41	649,055	0.31	1.79	0.32	3
12.71	5.35	130,768	0.29	2.32	0.33	21

12.45	3.43	39,466	0.06	3.94	0.06	3
12.51	8.85	38,570	0.06	3.51	0.07	8
11.93	5.36	35,363	0.07	2.99	0.07	5
12.08	(10.08)	35,822	0.07	1.99	0.07	8
13.98	14.70	42,417	0.07	2.02	0.07	3
12.70	5.57	7,862	0.08	2.91	0.09	21

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Investor Funds	17

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Growth Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$24.95	$0.27	$0.80	$1.07	$(0.53)	$(0.22)	$(0.75)
Year Ended June 30, 2024	21.90	0.31	3.48	3.79	(0.30)	(0.44)	(0.74)
Year Ended June 30, 2023	20.71	0.27	2.59	2.86	(0.27)	(1.40)	(1.67)
Year Ended June 30, 2022	25.19	0.23	(3.56)	(3.33)	(0.68)	(0.47)	(1.15)
Year Ended June 30, 2021	19.50	0.16	7.08	7.24	(0.22)	(1.33)	(1.55)
Year Ended June 30, 2020	20.15	0.24	0.73	0.97	(0.23)	(1.39)	(1.62)
Class C
Six Months Ended December 31, 2024 (Unaudited)	22.26	0.17	0.73	0.90	(0.48)	(0.22)	(0.70)
Year Ended June 30, 2024	19.63	0.16	3.12	3.28	(0.21)	(0.44)	(0.65)
Year Ended June 30, 2023	18.73	0.15	2.32	2.47	(0.17)	(1.40)	(1.57)
Year Ended June 30, 2022	22.94	0.09	(3.22)	(3.13)	(0.61)	(0.47)	(1.08)
Year Ended June 30, 2021	17.92	0.03	6.49	6.52	(0.17)	(1.33)	(1.50)
Year Ended June 30, 2020	18.67	0.12	0.68	0.80	(0.16)	(1.39)	(1.55)
Class I
Six Months Ended December 31, 2024 (Unaudited)	25.76	0.31	0.83	1.14	(0.56)	(0.22)	(0.78)
Year Ended June 30, 2024	22.59	0.37	3.59	3.96	(0.35)	(0.44)	(0.79)
Year Ended June 30, 2023	21.30	0.33	2.67	3.00	(0.31)	(1.40)	(1.71)
Year Ended June 30, 2022	25.87	0.29	(3.66)	(3.37)	(0.73)	(0.47)	(1.20)
Year Ended June 30, 2021	19.99	0.22	7.26	7.48	(0.27)	(1.33)	(1.60)
Year Ended June 30, 2020	20.62	0.28	0.76	1.04	(0.28)	(1.39)	(1.67)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	25.75	0.36	0.82	1.18	(0.60)	(0.22)	(0.82)
Year Ended June 30, 2024	22.58	0.43	3.59	4.02	(0.41)	(0.44)	(0.85)
Year Ended June 30, 2023	21.29	0.39	2.66	3.05	(0.36)	(1.40)	(1.76)
Year Ended June 30, 2022	25.86	0.35	(3.66)	(3.31)	(0.79)	(0.47)	(1.26)
Year Ended June 30, 2021	19.98	0.28	7.25	7.53	(0.32)	(1.33)	(1.65)
Year Ended June 30, 2020	20.61	0.33	0.75	1.08	(0.32)	(1.39)	(1.71)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Investor Funds	December 31, 2024

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$25.27	4.27%	$4,580,786	0.55%	2.03%	0.57%	1%
24.95	17.71	4,364,015	0.55	1.34	0.58	5
21.90	14.63	3,677,684	0.55	1.31	0.58	3
20.71	(14.03)	3,195,974	0.55	0.93	0.58	1
25.19	38.24	3,494,958	0.55	0.70	0.59	2
19.50	4.69	2,330,222	0.54	1.23	0.59	21

22.46	4.00	155,953	1.07	1.47	1.07	1
22.26	17.08	155,052	1.08	0.79	1.08	5
19.63	14.07	156,403	1.08	0.77	1.08	3
18.73	(14.49)	154,615	1.08	0.39	1.08	1
22.94	37.52	193,877	1.08	0.15	1.08	2
17.92	4.09	170,927	1.08	0.67	1.09	21

26.12	4.40	715,373	0.31	2.27	0.32	1
25.76	17.95	672,428	0.32	1.56	0.32	5
22.59	14.95	554,576	0.32	1.53	0.32	3
21.30	(13.82)	494,526	0.32	1.15	0.32	1
25.87	38.55	547,092	0.31	0.94	0.32	2
19.99	4.92	375,434	0.29	1.41	0.33	21

26.11	4.53	151,436	0.07	2.70	0.07	1
25.75	18.24	122,196	0.07	1.81	0.07	5
22.58	15.23	91,443	0.08	1.82	0.08	3
21.29	(13.62)	25,806	0.08	1.40	0.09	1
25.86	38.86	26,868	0.09	1.17	0.09	2
19.98	5.13	13,768	0.10	1.67	0.10	21

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Investor Funds	19

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Growth & Income Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$19.25	$0.25	$0.59	$0.84	$(0.40)	$(0.31)	$(0.71)
Year Ended June 30, 2024	17.36	0.35	2.13	2.48	(0.35)	(0.24)	(0.59)
Year Ended June 30, 2023	16.81	0.30	1.47	1.77	(0.29)	(0.93)	(1.22)
Year Ended June 30, 2022	20.06	0.22	(2.62)	(2.40)	(0.50)	(0.35)	(0.85)
Year Ended June 30, 2021	16.59	0.19	4.57	4.76	(0.24)	(1.05)	(1.29)
Year Ended June 30, 2020	16.94	0.26	0.61	0.87	(0.25)	(0.97)	(1.22)
Class C
Six Months Ended December 31, 2024 (Unaudited)	18.46	0.18	0.57	0.75	(0.35)	(0.31)	(0.66)
Year Ended June 30, 2024	16.67	0.24	2.05	2.29	(0.26)	(0.24)	(0.50)
Year Ended June 30, 2023	16.18	0.20	1.43	1.63	(0.21)	(0.93)	(1.14)
Year Ended June 30, 2022	19.34	0.12	(2.53)	(2.41)	(0.40)	(0.35)	(0.75)
Year Ended June 30, 2021	16.04	0.09	4.40	4.49	(0.14)	(1.05)	(1.19)
Year Ended June 30, 2020	16.41	0.16	0.61	0.77	(0.17)	(0.97)	(1.14)
Class I
Six Months Ended December 31, 2024 (Unaudited)	18.80	0.27	0.57	0.84	(0.42)	(0.31)	(0.73)
Year Ended June 30, 2024	16.97	0.39	2.07	2.46	(0.39)	(0.24)	(0.63)
Year Ended June 30, 2023	16.45	0.33	1.45	1.78	(0.33)	(0.93)	(1.26)
Year Ended June 30, 2022	19.65	0.27	(2.57)	(2.30)	(0.55)	(0.35)	(0.90)
Year Ended June 30, 2021	16.28	0.23	4.47	4.70	(0.28)	(1.05)	(1.33)
Year Ended June 30, 2020	16.64	0.29	0.61	0.90	(0.29)	(0.97)	(1.26)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	18.80	0.29	0.56	0.85	(0.44)	(0.31)	(0.75)
Year Ended June 30, 2024	16.97	0.44	2.07	2.51	(0.44)	(0.24)	(0.68)
Year Ended June 30, 2023	16.45	0.38	1.44	1.82	(0.37)	(0.93)	(1.30)
Year Ended June 30, 2022	19.65	0.31	(2.57)	(2.26)	(0.59)	(0.35)	(0.94)
Year Ended June 30, 2021	16.27	0.28	4.47	4.75	(0.32)	(1.05)	(1.37)
Year Ended June 30, 2020	16.64	0.33	0.60	0.93	(0.33)	(0.97)	(1.30)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Investor Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$19.38	4.27%	$4,270,286	0.55%	2.49%	0.57%	4%
19.25	14.58	4,121,869	0.55	1.97	0.58	8
17.36	11.14	3,621,965	0.55	1.78	0.58	8
16.81	(12.60)	3,302,595	0.55	1.16	0.58	4
20.06	29.49	3,595,109	0.55	1.03	0.58	4
16.59	5.14	2,593,685	0.54	1.55	0.58	27

18.55	3.97	92,969	1.07	1.92	1.07	4
18.46	13.98	98,625	1.07	1.38	1.08	8
16.67	10.62	127,954	1.07	1.23	1.07	8
16.18	(13.06)	144,027	1.07	0.61	1.08	4
19.34	28.77	199,275	1.07	0.49	1.07	4
16.04	4.62	203,007	1.07	1.00	1.08	27

18.91	4.40	314,465	0.31	2.71	0.32	4
18.80	14.83	304,026	0.32	2.20	0.32	8
16.97	11.47	264,025	0.32	1.99	0.32	8
16.45	(12.40)	263,812	0.32	1.39	0.32	4
19.65	29.74	313,988	0.31	1.25	0.32	4
16.28	5.45	210,480	0.29	1.79	0.33	27

18.90	4.47	63,420	0.06	2.96	0.06	4
18.80	15.11	59,899	0.07	2.51	0.07	8
16.97	11.76	28,107	0.07	2.31	0.07	8
16.45	(12.17)	33,009	0.07	1.62	0.07	4
19.65	30.11	36,164	0.07	1.50	0.07	4
16.27	5.62	25,466	0.06	2.02	0.07	27

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Investor Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust II (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 4 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Investor Balanced Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Investor Conservative Growth Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Investor Growth Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Investor Growth & Income Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of JPMorgan Investor Balanced Fund (“Investor Balanced Fund”) is to seek high total return consistent with the preservation of capital by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity and fixed income securities.
The investment objective of JPMorgan Investor Conservative Growth Fund (“Investor Conservative Growth Fund”) is to seek income and capital appreciation by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in fixed income and equity securities.
The investment objective of JPMorgan Investor Growth Fund (“Investor Growth Fund”) is to seek long-term capital appreciation by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity securities.
The investment objective of JPMorgan Investor Growth & Income Fund (“Investor Growth & Income Fund”) is to seek long-term capital appreciation and growth of income by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity securities.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

22	J.P. Morgan Investor Funds	December 31, 2024

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Investor Balanced Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,501,803	$—	$—	$5,501,803

(a)	Please refer to the SOI for specifics of portfolio holdings.

Investor Conservative Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,986,394	$—	$—	$3,986,394

(a)	Please refer to the SOI for specifics of portfolio holdings.

Investor Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,630,824	$—	$—	$5,630,824

(a)	Please refer to the SOI for specifics of portfolio holdings.

Investor Growth & Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,749,390	$—	$—	$4,749,390

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2024	J.P. Morgan Investor Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2024, the Funds had no investments in restricted securities including securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Investor Balanced Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,261,095	$82,928	$54,307	$(8,668)	$9,676	$1,290,724	127,542	$26,359	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	623,483	38,211	25,924	(4,529)	4,367	635,608	89,271	15,769	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	49,998	1,630	—	—	803	52,431	8,443	1,631	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	68,217	1,070	—	—	(2,483)	66,804	2,208	1,071	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	69,368	1,619	—	—	(2,378)	68,609	4,256	1,618	—
JPMorgan Equity Income Fund Class R6 Shares (a)	167,119	11,444	15,727	3,009	(2,157)	163,688	6,837	1,801	9,643
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	74,402	2,901	—	—	(5,667)	71,636	2,354	2,901	—
JPMorgan Global Select Equity ETF (a)	67,750	13,397	—	—	206	81,353	1,355	511	1,117
JPMorgan High Yield Fund Class R6 Shares (a)	148,778	6,061	—	—	2,528	157,367	24,247	6,061	—
JPMorgan Income Fund Class R6 Shares (a)	282,808	15,390	8,619	(1,003)	4,332	292,908	34,500	8,690	—
JPMorgan International Equity Fund Class R6 Shares (a)	67,415	2,058	—	—	(4,561)	64,912	3,486	2,058	—
JPMorgan International Research Enhanced Equity ETF (a)	291,140	21,823	8,301	648	(19,037)	286,273	4,893	8,249	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	320,421	8,088	19,401	7,570	13,424	330,102	3,942	685	3,113
JPMorgan Large Cap Value Fund Class R6 Shares (a)	172,312	31,628	—	—	(2,905)	201,035	10,174	1,672	17,620
JPMorgan Limited Duration Bond ETF (a)	158,121	—	—	—	988	159,109	3,088	4,155	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	73,692	9,317	—	—	797	83,806	1,620	—	5,562
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	77,651	1,633	—	—	930	80,214	8,672	1,632	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	153,779	—	9,029	2,637	8,392	155,779	2,576	1,481	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	24,375	2,423	—	—	(284)	26,514	485	146	2,276
JPMorgan Small Cap Value Fund Class R6 Shares (a)	31,158	1,771	5,547	943	(277)	28,048	1,017	212	1,559
JPMorgan U.S. Equity Fund Class R6 Shares (a)	491,307	25,321	86,396	52,851	(44,603)	438,480	17,546	1,842	23,479
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	203,713	20,184	6,195	955	4,779	223,436	2,663	783	11,893

24	J.P. Morgan Investor Funds	December 31, 2024

Investor Balanced Fund (continued)
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	$56,151	$164,715	$153,542	$—	$—	$67,324	67,324	$1,479	$—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	282,677	14,535	36,916	15,017	(9,580)	265,733	6,123	1,589	12,947
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	43,863	1,095	—	—	451	45,409	4,677	1,095	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	165,826	16,298	17,891	2,940	(2,672)	164,501	4,386	2,958	13,339
Total	$5,426,619	$495,540	$447,795	$72,370	$(44,931)	$5,501,803		$96,448	$102,548

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Non-income producing security.

Investor Conservative Growth Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,292,692	$70,893	$29,243	$(4,608)	$5,695	$1,335,429	131,959	$27,279	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	571,792	33,716	11,255	(2,015)	1,783	594,021	83,430	14,697	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	38,720	1,263	—	—	622	40,605	6,539	1,263	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	38,222	599	—	—	(1,391)	37,430	1,237	600	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	38,491	855	1,973	133	(1,271)	36,235	2,247	855	—
JPMorgan Equity Income Fund Class R6 Shares (a)	88,131	6,160	5,513	1,617	(1,648)	88,747	3,707	932	5,228
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	23,206	830	1,997	597	(2,132)	20,504	674	830	—
JPMorgan Global Select Equity ETF (a)	33,010	6,189	—	—	85	39,284	654	247	539
JPMorgan Government Bond Fund Class R6 Shares (a)	42,121	655	—	—	79	42,855	4,559	655	—
JPMorgan High Yield Fund Class R6 Shares (a)	111,673	4,484	2,369	(240)	2,156	115,704	17,828	4,484	—
JPMorgan Income Fund Class R6 Shares (a)	253,753	7,849	—	—	3,000	264,602	31,166	7,846	—
JPMorgan International Equity Fund Class R6 Shares (a)	39,034	3,172	—	—	(2,641)	39,565	2,125	1,192	—
JPMorgan International Research Enhanced Equity ETF (a)	162,960	21,250	7,511	519	(10,661)	166,557	2,847	4,622	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	118,184	5,282	9,108	2,642	5,488	122,488	1,463	254	1,155
JPMorgan Large Cap Value Fund Class R6 Shares (a)	57,349	10,088	1,973	153	(927)	64,690	3,274	547	5,670
JPMorgan Limited Duration Bond ETF (a)	227,514	—	—	—	1,422	228,936	4,443	5,978	—

December 31, 2024	J.P. Morgan Investor Funds	25

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Investor Conservative Growth Fund (continued)
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	$54,257	$3,882	$—	$—	$349	$58,488	1,131	$—	$3,882
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	77,506	1,629	—	—	928	80,063	8,656	1,629	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	35,893	—	—	—	2,427	38,320	634	364	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	17,987	1,714	786	(114)	(37)	18,764	343	103	1,611
JPMorgan Small Cap Value Fund Class R6 Shares (a)	18,594	1,213	786	143	49	19,213	697	145	1,068
JPMorgan U.S. Equity Fund Class R6 Shares (a)	145,932	14,452	19,473	8,494	(6,185)	143,220	5,731	589	7,669
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	97,411	5,728	4,333	3,335	(1,179)	100,962	1,203	354	5,374
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	44,902	255,808	220,864	—	—	79,846	79,846	1,205	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	85,051	6,414	11,126	3,759	(2,181)	81,917	1,888	487	3,991
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	38,686	965	—	—	398	40,049	4,125	966	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	86,974	8,708	7,525	1,727	(1,984)	87,900	2,343	1,581	7,128
Total	$3,840,045	$473,798	$335,835	$16,142	$(7,756)	$3,986,394		$79,704	$43,315

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Non-income producing security.

Investor Growth Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$452,911	$44,180	$—	$—	$(222)	$496,869	49,098	$10,083	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	74,109	11,075	—	—	(162)	85,022	11,941	2,003	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	18,800	613	—	—	302	19,715	3,175	613	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	130,488	2,049	—	—	(4,750)	127,787	4,223	2,048	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	108,430	2,529	—	—	(3,717)	107,242	6,653	2,529	—
JPMorgan Equity Income Fund Class R6 Shares (a)	160,101	11,866	—	—	(751)	171,216	7,152	1,780	10,086
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	125,486	4,894	—	—	(9,559)	120,821	3,970	4,894	—
JPMorgan Global Select Equity ETF (a)	136,929	19,119	—	—	54	156,102	2,600	981	2,143
JPMorgan High Yield Fund Class R6 Shares (a)	63,515	2,587	—	—	1,080	67,182	10,351	2,587	—

26	J.P. Morgan Investor Funds	December 31, 2024

Investor Growth Fund (continued)
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Income Fund Class R6 Shares (a)	$23,802	$6,462	$—	$—	$281	$30,545	3,598	$774	$—
JPMorgan International Equity Fund Class R6 Shares (a)	229,401	12,628	—	—	(15,519)	226,510	12,165	7,003	—
JPMorgan International Focus Fund Class R6 Shares (a)	149,911	4,655	—	—	(10,177)	144,389	5,903	4,656	—
JPMorgan International Research Enhanced Equity ETF (a)	415,127	14,078	—	—	(27,124)	402,081	6,872	11,745	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	670,980	8,014	24,515	3,832	38,260	696,571	8,318	1,445	6,569
JPMorgan Large Cap Value Fund Class R6 Shares (a)	454,872	92,795	—	—	(8,484)	539,183	27,287	4,485	47,258
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	101,265	7,244	—	—	651	109,160	2,110	—	7,245
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	240,562	—	—	—	16,266	256,828	4,247	2,441	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,835	1,971	—	—	(231)	21,575	395	118	1,852
JPMorgan Small Cap Value Fund Class R6 Shares (a)	77,009	4,714	8,261	1,290	(87)	74,665	2,707	564	4,150
JPMorgan U.S. Equity Fund Class R6 Shares (a)	739,576	44,829	13,567	1,983	5,586	778,407	31,149	3,148	41,681
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	297,421	17,596	10,836	1,607	4,390	310,178	3,697	1,086	16,510
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	77,824	121,239	101,797	—	—	97,266	97,266	1,724	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	386,829	22,608	—	—	5,364	414,801	9,558	2,397	20,210
JPMorgan Value Advantage Fund Class R6 Shares (a)	161,111	17,507	—	—	(1,909)	176,709	4,711	3,178	14,329
Total	$5,316,294	$475,252	$158,976	$8,712	$(10,458)	$5,630,824		$72,282	$172,033

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Non-income producing security.

Investor Growth & Income Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$773,080	$61,582	$25,975	$(4,290)	$4,580	$808,977	79,938	$16,433	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	325,829	28,077	13,190	(2,292)	2,055	340,479	47,820	8,388	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	21,999	718	—	—	353	23,070	3,715	718	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	98,981	1,553	—	—	(3,603)	96,931	3,204	1,553	—

December 31, 2024	J.P. Morgan Investor Funds	27

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Investor Growth & Income Fund (continued)
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$70,557	$1,646	$—	$—	$(2,419)	$69,784	4,329	$1,646	$—
JPMorgan Equity Income Fund Class R6 Shares (a)	142,605	10,433	2,438	208	(559)	150,249	6,276	1,582	8,851
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	73,768	2,877	—	—	(5,619)	71,026	2,334	2,877	—
JPMorgan Global Select Equity ETF (a)	75,944	13,522	—	—	162	89,628	1,493	563	1,231
JPMorgan High Yield Fund Class R6 Shares (a)	116,384	4,741	—	—	1,977	123,102	18,968	4,741	—
JPMorgan Income Fund Class R6 Shares (a)	190,276	10,152	4,511	(582)	2,818	198,153	23,340	5,870	—
JPMorgan International Equity Fund Class R6 Shares (a)	86,957	7,410	—	—	(5,883)	88,484	4,752	2,654	—
JPMorgan International Focus Fund Class R6 Shares (a)	60,849	1,890	—	—	(4,131)	58,608	2,396	1,891	—
JPMorgan International Research Enhanced Equity ETF (a)	255,428	2,260	2,357	184	(16,691)	238,824	4,081	7,229	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	485,971	5,829	16,459	5,866	25,479	506,686	6,051	1,051	4,779
JPMorgan Large Cap Value Fund Class R6 Shares (a)	266,252	49,242	—	—	(4,491)	311,003	15,739	2,587	27,258
JPMorgan Limited Duration Bond ETF (a)	45,802	—	—	—	286	46,088	895	1,203	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	64,124	9,447	—	—	801	74,372	1,438	—	4,936
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	42,700	898	—	—	511	44,109	4,769	898	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	164,021	—	—	—	11,091	175,112	2,896	1,665	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	24,350	2,419	—	—	(283)	26,486	485	145	2,274
JPMorgan Small Cap Value Fund Class R6 Shares (a)	40,724	2,325	7,076	1,940	(1,083)	36,830	1,335	278	2,047
JPMorgan U.S. Equity Fund Class R6 Shares (a)	492,674	27,093	57,295	25,126	(17,905)	469,693	18,795	1,943	25,150
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	165,986	12,386	3,844	586	3,448	178,562	2,128	625	9,504
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	51,097	108,391	92,632	—	—	66,856	66,856	1,298	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	295,521	15,979	24,523	9,861	(4,546)	292,292	6,735	1,738	14,241
JPMorgan Value Advantage Fund Class R6 Shares (a)	156,324	16,246	7,691	1,006	(1,899)	163,986	4,372	2,949	13,297
Total	$4,588,203	$397,116	$257,991	$37,613	$(15,551)	$4,749,390		$72,525	$113,568

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Non-income producing security.

28	J.P. Morgan Investor Funds	December 31, 2024

D. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Distributions of net investment income and realized capital gains from the Underlying Funds and ETFs are recorded on the ex-dividend date.
E. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2024 are as follows:
	Class A	Class C	Class I	Class R6	Total
Investor Balanced Fund
Transfer agency fees	$127	$6	$7	$1	$141
Investor Conservative Growth Fund
Transfer agency fees	68	4	12	1	85
Investor Growth Fund
Transfer agency fees	203	8	13	5	229
Investor Growth & Income Fund
Transfer agency fees	154	4	6	1	165
The Funds invested in Underlying Funds and ETFs and, as a result bear a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.
F. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for Investor Conservative Growth Fund, for which distributions are generally declared and paid at least monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.05% of the Funds' average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. The Administrator does not receive a fee for these services.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall

December 31, 2024	J.P. Morgan Investor Funds	29

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Investor Balanced Fund	$69	$— (a)
Investor Conservative Growth Fund	30	3
Investor Growth Fund	126	— (a)
Investor Growth & Income Fund	77	1

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
JPMorgan Investor Balanced Fund	n/a	n/a	n/a	n/a
JPMorgan Investor Conservative Growth Fund	n/a	n/a	n/a	n/a
JPMorgan Investor Growth Fund	0.55%	n/a	n/a	n/a
JPMorgan Investor Growth & Income Fund	0.55	n/a	n/a	n/a
The expense limitation agreements were in effect for the six months ended December 31, 2024 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2025.
The Underlying Funds may impose separate advisory and service fees. To avoid charging a service fee at an effective rate above 0.25% for Class A, Class C and Class I Shares, JPMDS will waive service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of

30	J.P. Morgan Investor Funds	December 31, 2024

service fees charged by the Underlying Funds up to 0.25% for Class A, Class C and Class I Shares. These waivers may be in addition to any waivers required to meet the Funds’ contractual expense limitations, but will not exceed the Funds’ service fees.
For the six months ended December 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Service Fees
Investor Growth Fund	$492
Investor Growth & Income Fund	422
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2024 were as follows:

Investor Balanced Fund	$34
Investor Conservative Growth Fund	26
Investor Growth Fund	41
Investor Growth & Income Fund	29
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
4. Investment Transactions
During the six months ended December 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Investor Balanced Fund	$330,827	$294,254
Investor Conservative Growth Fund	217,990	114,972
Investor Growth Fund	354,013	57,179
Investor Growth & Income Fund	288,724	165,358
During the six months ended December 31, 2024, there were no purchases or sales of U.S. Government securities.

December 31, 2024	J.P. Morgan Investor Funds	31

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investor Balanced Fund	$4,479,534	$1,221,506	$199,237	$1,022,269
Investor Conservative Growth Fund	3,701,550	520,175	235,331	284,844
Investor Growth Fund	3,996,032	1,697,762	62,970	1,634,792
Investor Growth & Income Fund	3,559,602	1,299,114	109,326	1,189,788
At June 30, 2024, the Funds did not have any net capital loss carryforwards.
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to the Trust and may be relied upon by the Funds because the Funds and the series of the Trust are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2024.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

32	J.P. Morgan Investor Funds	December 31, 2024

As of December 31, 2024, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Investor Balanced Fund	1	63.3%	1	23.4%
Investor Conservative Growth Fund	1	55.9	2	34.7
Investor Growth Fund	1	43.0	1	31.1
Investor Growth & Income Fund	1	47.2	1	35.6
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of December 31, 2024, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds:
% of Net Assets
JPMorgan U.S. GARP Equity Fund	47.8%
JPMorgan Limited Duration Bond ETF	45.5
JPMorgan Small & Mid Cap Enhanced Equity ETF (formerly known as JPMorgan Market Expansion Enhanced Equity ETF)	39.1
JPMorgan Large Cap Value Fund	22.9
JPMorgan International Research Enhanced Equity ETF	16.1
JPMorgan Small Cap Value Fund	12.5
JPMorgan U.S. Research Enhanced Equity Fund	10.3
Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.
The Funds invest in ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indices, as well as indices relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).
In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.
Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the

December 31, 2024	J.P. Morgan Investor Funds	33

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

34	J.P. Morgan Investor Funds	December 31, 2024

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended December 31, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended June 30, 2024, the following Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses are as follows or amounts as finally determined:
	Total Foreign Source Income	Total Foreign Tax Credit
JPMorgan Investor Balanced Fund	$15,629	$1,336
JPMorgan Investor Conservative Growth Fund	7,875	676
JPMorgan Investor Growth Fund	26,048	2,094
JPMorgan Investor Growth & Income Fund	16,068	1,355

December 31, 2024	J.P. Morgan Investor Funds	35

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. December 2024.
SAN-INV-1224

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreement for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the Funds and the other J.P. Morgan Funds overseen by the Board in which each Fund invests (the “Underlying Funds”). Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds and Underlying Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ and Underlying Funds’ performance as compared to the performance of the Funds’ and Underlying Funds’ peers and benchmarks, and analyses by the Adviser of the Funds’ and the Underlying Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to the Funds and/or Underlying Funds, performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of the Funds and certain
Underlying Funds, including risk and performance return assessments as compared to the Funds’ and/or Underlying Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds and Underlying Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and Underlying Funds, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;

•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds and Underlying Funds, as applicable;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund and Underlying Funds.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Funds and Underlying Funds. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds and Underlying Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the
Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund and Underlying Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds and/or Underlying Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Funds and/or Underlying Funds, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including the benefits received by the Adviser and its affiliates in connection with the Funds’ investments in the Underlying Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for the Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Investor Balanced Fund’s performance for Class A shares was in the second, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I and Class R6 shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Investor Conservative Growth Fund’s performance for Class A and Class I shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for Class R6 shares was in the second, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Investor Growth Fund’s performance for Class A and Class R6 shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the third, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Investor Growth & Income Fund’s performance for Class A and Class I shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and/or Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Investor Balanced Fund’s net advisory fee for Class A shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contract of the Underlying Funds in which the Fund invests.
The Trustees noted that the Investor Conservative Growth Fund’s net advisory fee for Class A shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contract of the Underlying Funds in which the Fund invests.
The Trustees noted that the Investor Growth Fund’s net advisory fee for Class A and Class I shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A and Class I shares were in the first and second quintile of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contract of the Underlying Funds in which the Fund invests.
The Trustees noted that the Investor Growth & Income Fund’s net advisory fee for Class A shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contract of the Underlying Funds in which the Fund invests.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

March 5, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer

March 5, 2025